UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-10509

AXA PREMIER VIP TRUST

(Exact name of registrant as specified in charter)

1290 Avenue of the Americas

New York, New York 10104

(Address of principal executive offices)

PATRICIA LOUIE, ESQ.

Vice President and Associate General Counsel

AXA Equitable Life Insurance Company

1290 Avenue of the Americas

New York, New York 10104

(Name and Address of Agent for Service)

Copies to:

ARTHUR J. BROWN, ESQ.

Kirkpatrick & Lockhart Nicholson Graham LLP

1800 Massachusetts Ave., N.W., 2nd Floor

Washington, D.C. 20036-1800

Telephone: (202) 778-9000

Registrant’s telephone number, including area code: (212) 554-1234

Date of fiscal year end: December 31

Date of reporting period: January 1, 2005 – June 30, 2005

Item 1. Reports to Stockholders.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

AXA Premier VIP Trust

2005 Certified

Semi-Annual Report

This report is certified under the Sarbanes-Oxley Act of 2002, which requires that public companies, including mutual funds, affirm that the information provided in their annual and semi-annual shareholder reports fully and fairly represents their financial position.

AXA PREMIER VIP TRUST

SEMI-ANNUAL REPORT

June 30, 2005

AXA CONSERVATIVE ALLOCATION PORTFOLIO

Portfolio Allocation (as a percentage of Total Investment Companies)

as of June 30, 2005

AXA Premier VIP Aggressive Equity Portfolio	2.0%
AXA Premier VIP Core Bond Portfolio	42.5
AXA Premier VIP High Yield Portfolio	5.8
AXA Premier VIP Small/Mid Cap Value Portfolio*	0.0
EQ/Alliance Quality Bond Portfolio	14.1
EQ/Bernstein Diversified Value Portfolio	11.7
EQ/Long Term Bond Portfolio	6.7
EQ/Marsico Focus Portfolio	5.1
EQ/Mercury Basic Value Equity Portfolio	2.5
EQ/Short Duration Bond Portfolio	9.6

*	Less than 0.1%.

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs: (1)transaction costs, including applicable sales charges and redemption fees; and (2)ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2005 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 1/1/05	Ending Account Value 6/30/05	Expenses Paid During Period* 1/1/05 - 6/30/05
Class A
Actual	$1,000.00	$1,011.90	$0.50
Hypothetical (5% average annual return before expenses)	1,000.00	1,024.30	0.50
Class B
Actual	1,000.00	1,011.00	1.75
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.06	1.76

*	Expenses are equal to the Portfolio’s Class A and Class B shares annualized expense ratios of 0.10% and 0.35%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

AXA CONSERVATIVE-PLUS ALLOCATION PORTFOLIO

Portfolio Allocation (as a percentage of Total Investment Companies)

as of June 30, 2005

AXA Premier VIP Aggressive Equity Portfolio	4.0%
AXA Premier VIP Core Bond Portfolio	28.1
AXA Premier VIP High Yield Portfolio	5.2
AXA Premier VIP Small/Mid Cap Growth Portfolio*	0.0
AXA Premier VIP Small/Mid Cap Value Portfolio*	0.0
EQ/Alliance Quality Bond Portfolio	9.5
EQ/Bernstein Diversified Value Portfolio	17.0
EQ/Lazard Small Cap Value Portfolio	2.2
EQ/Long Term Bond Portfolio	4.3
EQ/Marsico Focus Portfolio	14.5
EQ/Mercury Basic Value Equity Portfolio	3.9
EQ/Short Duration Bond Portfolio	11.3

*	Less than 0.1%.

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs: (1)transaction costs, including applicable sales charges and redemption fees; and (2)ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2005 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 1/1/05	Ending Account Value 6/30/05	Expenses Paid During Period* 1/1/05 - 6/30/05
Class A
Actual	$1,000.00	$1,003.80	$0.50
Hypothetical (5% average annual return before expenses)	1,000.00	1024.30	0.50
Class B
Actual	1,000.00	1,002.00	1.74
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.06	1.76

*	Expenses are equal to the Portfolio’s Class A and Class B shares annualized expense ratios of 0.10% and 0.35%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

AXA MODERATE ALLOCATION PORTFOLIO

Portfolio Allocation (as a percentage of Total Investment Companies)

as of June 30, 2005

AXA Premier VIP Aggressive Equity Portfolio	10.5%
AXA Premier VIP Core Bond Portfolio	13.2
AXA Premier VIP High Yield Portfolio	9.8
AXA Premier VIP Small/Mid Cap Growth Portfolio	5.1
AXA Premier VIP Small/Mid Cap Value Portfolio	12.5
EQ/Alliance Large Cap Growth Portfolio	6.2
EQ/Alliance Quality Bond Portfolio	22.6
EQ/Bernstein Diversified Value Portfolio	0.2
EQ/Lazard Small Cap Value Portfolio	4.0
EQ/Long Term Bond Portfolio	0.2
EQ/Marsico Focus Portfolio	7.8
EQ/Mercury Basic Value Equity Portfolio	7.5
EQ/Short Duration Bond Portfolio	0.4

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs: (1)transaction costs, including applicable sales charges and redemption fees; and (2)ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2005 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 1/1/05	Ending Account Value 6/30/05	Expenses Paid During Period* 1/1/05 - 6/30/05
Class A
Actual	$1,000.00	$1,002.60	$0.50
Hypothetical (5% average annual return before expenses)	1,000.00	1,024.30	0.50
Class B
Actual	1,000.00	1,000.70	1.74
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.06	1.76

*	Expenses are equal to the Portfolio’s Class A and Class B shares annualized expense ratios of 0.10% and 0.35%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

AXA MODERATE-PLUS ALLOCATION PORTFOLIO

Portfolio Allocation (as a percentage of Total Investment Companies)

as of June 30, 2005

AXA Premier VIP Aggressive Equity Portfolio	10.2%
AXA Premier VIP Core Bond Portfolio	12.2
AXA Premier VIP High Yield Portfolio	4.7
AXA Premier VIP International Equity Portfolio	18.5
AXA Premier VIP Small/Mid Cap Growth Portfolio	4.8
AXA Premier VIP Small/Mid Cap Value Portfolio	9.5
EQ/Alliance Large Cap Growth Portfolio	1.0
EQ/Alliance Quality Bond Portfolio	4.0
EQ/Bernstein Diversified Value Portfolio	3.0
EQ/Capital Guardian International Portfolio	5.1
EQ/Lazard Small Cap Value Portfolio	2.6
EQ/Long Term Bond Portfolio	0.9
EQ/Marsico Focus Portfolio	7.7
EQ/Mercury Basic Value Equity Portfolio	13.7
EQ/Mercury International Value Portfolio	0.3
EQ/Short Duration Bond Portfolio	1.5
EQ/Van Kampen Emerging Markets Equity Portfolio	0.3

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs: (1)transaction costs, including applicable sales charges and redemption fees; and (2)ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2005 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 1/1/05	Ending Account Value 6/30/05	Expenses Paid During Period* 1/1/05 - 6/30/05
Class A
Actual	$1,000.00	$991.10	$0.49
Hypothetical (5% average annual return before expenses)	1,000.00	1,024.30	0.50
Class B
Actual	1,000.00	990.30	1.73
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.06	1.76

*	Expenses are equal to the Portfolio’s Class A and Class B shares annualized expense ratios of 0.10% and 0.35%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

AXA AGGRESSIVE ALLOCATION PORTFOLIO

Portfolio Allocation (as a percentage of Total Investment Companies)

as of June 30, 2005

AXA Premier VIP Aggressive Equity Portfolio	9.5%
AXA Premier VIP Core Bond Portfolio	5.0
AXA Premier VIP International Equity Portfolio	11.2
AXA Premier VIP Small/Mid Cap Growth Portfolio*	0.0
AXA Premier VIP Small/Mid Cap Value Portfolio*	0.0
EQ/Alliance Large Cap Growth Portfolio	1.9
EQ/Alliance Quality Bond Portfolio	1.5
EQ/Bernstein Diversified Value Portfolio	18.3
EQ/Capital Guardian International Portfolio	3.2
EQ/Lazard Small Cap Value Portfolio	11.0
EQ/Marsico Focus Portfolio	18.1
EQ/Mercury Basic Value Equity Portfolio	6.1
EQ/Mercury International Value Portfolio	9.5
EQ/Van Kampen Emerging Markets Equity Portfolio	4.7

*	Less than 0.1%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs: (1)transaction costs, including applicable sales charges and redemption fees; and (2)ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2005 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 1/1/05	Ending Account Value 6/30/05	Expenses Paid During Period* 1/1/05 - 6/30/05
Class A
Actual	$1,000.00	$986.00	$0.49
Hypothetical (5% average annual return before expenses)	1,000.00	1,024.30	0.50
Class B
Actual	1,000.00	985.20	1.72
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.06	1.76

*	Expenses are equal to the Portfolio’s Class A and Class B shares annualized expense ratios of 0.10% and 0.35%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

AXA PREMIER VIP AGGRESSIVE EQUITY PORTFOLIO

Sector Weightings as of 6/30/05	% of Net Assets
Information Technology	31.3%
Consumer Discretionary	20.1
Health Care	19.9
Financials	11.5
Industrials	6.1
Telecommunication Services	3.9
Consumer Staples	2.5
Energy	1.0
Utilities	0.9
Materials	0.3
Cash and Other	2.5

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs: (1)transaction costs, including applicable sales charges and redemption fees; and (2)ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2005 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 1/1/05	Ending Account Value 6/30/05	Expenses Paid During Period* 1/1/05 - 6/30/05
Class A
Actual	$1,000.00	$965.10	$3.90
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.83	4.01
Class B
Actual	1,000.00	964.30	5.11
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.59	5.26

*	Expenses are equal to the Portfolio’s Class A and Class B shares annualized expense ratios of 0.80% and 1.05%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

AXA PREMIER VIP CORE BOND PORTFOLIO

Distribution of Assets by Sector as of 6/30/05	% of Net Assets
U.S. Government and Agency	72.3%
Corporate Bonds	14.1
Asset-Backed and Mortgage-Backed Securities	12.3
Foreign Government Securities	4.6
Municipal Securities	0.7
Commercial Paper	5.8
Cash and Other	(9.8)

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs: (1)transaction costs, including applicable sales charges and redemption fees; and (2)ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2005 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 1/1/05	Ending Account Value 6/30/05	Expenses Paid During Period* 1/1/05 - 6/30/05
Class A
Actual	$1,000.00	$1,020.90	$3.51
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.32	3.51
Class B
Actual	1,000.00	1,020.50	4.76
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.08	4.76

*	Expenses are equal to the Portfolio’s Class A and Class B shares annualized expense ratios of 0.70% and 0.95%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

AXA PREMIER VIP HEALTH CARE PORTFOLIO

Sector Weightings as of 6/30/05	% of Net Assets
Pharmaceuticals	49.9%
Health Care Equipment	15.0
Biotechnology	13.0
Managed Health Care	7.3
Health Care Facilities	3.6
Health Care Services	2.5
Health Care Distributors	2.0
Health Care Supplies	0.7
Consumer Staples	0.6
Materials	0.5
Financials	0.3
Information Technology	0.2
Cash and Other	4.4

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2005 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 1/1/05	Ending Account Value 6/30/05	Expenses Paid During Period* 1/1/05 - 6/30/05
Class A
Actual	$1,000.00	$981.00	$7.42
Hypothetical (5% average annual return before expenses)	1,000.00	1,017.31	7.55
Class B
Actual	1,000.00	980.00	8.64
Hypothetical (5% average annual return before expenses)	1,000.00	1,016.07	8.80

*	Expenses are equal to the Portfolio’s Class A and Class B shares annualized expense ratios of 1.51% and 1.76%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

AXA PREMIER VIP HIGH YIELD PORTFOLIO

Distribution of Assets by Sector as of 6/30/05	% of Net Assets
Corporate Bonds	92.6%
Foreign Government Securities	2.5
Commercial Paper	1.6
Equities	0.5
Asset-Backed and Mortgage-Backed Securities	0.1
Cash and Other	2.7

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2005 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 1/1/05	Ending Account Value 6/30/05	Expenses Paid During Period* 1/1/05 - 6/30/05
Class A
Actual	$1,000.00	$1,012.60	$3.79
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.03	3.81
Class B
Actual	1,000.00	1,012.60	5.04
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.79	5.06

*	Expenses are equal to the Portfolio’s Class A and Class B shares annualized expense ratios of 0.76% and 1.01%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

AXA PREMIER VIP INTERNATIONAL EQUITY PORTFOLIO

Sector Weightings as of 6/30/05	% of Net Assets
Financials	25.1%
Consumer Discretionary	16.0
Health Care	9.4
Energy	9.3
Industrials	7.9
Materials	7.8
Information Technology	7.3
Consumer Staples	7.3
Telecommunication Services	3.8
Utilities	2.9
Cash and Other	3.2

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2005 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 1/1/05	Ending Account Value 6/30/05	Expenses Paid During Period* 1/1/05 - 6/30/05
Class A
Actual	$1,000.00	$983.60	$6.54
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.20	6.66
Class B
Actual	1,000.00	982.70	7.77
Hypothetical (5% average annual return before expenses)	1,000.00	1,016.96	7.90

*	Expenses are equal to the Portfolio’s Class A and Class B shares annualized expense ratios of 1.33% and 1.58%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

AXA PREMIER VIP LARGE CAP CORE EQUITY PORTFOLIO

Sector Weightings as of 6/30/05	% of Net Assets
Financials	17.7%
Information Technology	17.5
Health Care	16.0
Consumer Discretionary	15.0
Industrials	10.9
Energy	7.5
Consumer Staples	5.6
Telecommunication Services	4.3
Materials	2.5
Utilities	0.9
Cash and Other	2.1

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2005 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 1/1/05	Ending Account Value 6/30/05	Expenses Paid During Period* 1/1/05 - 6/30/05
Class A
Actual	$1,000.00	$1,003.10	$5.46
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.34	5.51
Class B
Actual	1,000.00	1,001.20	6.70
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.10	6.76

*	Expenses are equal to the Portfolio’s Class A and Class B shares annualized expense ratios of 1.10% and 1.35%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

AXA PREMIER VIP LARGE CAP GROWTH PORTFOLIO

Sector Weightings as of 6/30/05	% of Net Assets
Information Technology	33.9%
Health Care	20.2
Consumer Discretionary	15.7
Financials	12.8
Industrials	7.0
Consumer Staples	5.8
Energy	1.7
Materials	0.4
Cash and Other	2.5

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2005 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 1/1/05	Ending Account Value 6/30/05	Expenses Paid During Period* 1/1/05 - 6/30/05
Class A
Actual	$1,000.00	$971.00	$5.38
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.34	5.51
Class B
Actual	1,000.00	970.80	6.60
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.10	6.76

*	Expenses are equal to the Portfolio’s Class A and Class B shares annualized expense ratios of 1.10% and 1.35%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

AXA PREMIER VIP LARGE CAP VALUE PORTFOLIO

Sector Weightings as of 6/30/05	% of Net Assets
Financials	23.7%
Industrials	15.3
Energy	13.1
Consumer Discretionary	11.7
Consumer Staples	9.6
Health Care	7.0
Information Technology	6.3
Telecommunication Services	4.5
Materials	4.3
Utilities	2.6
Cash and Other	1.9

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2005 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 1/1/05	Ending Account Value 6/30/05	Expenses Paid During Period* 1/1/05 - 6/30/05
Class A
Actual	$1,000.00	$1,015.50	$5.50
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.34	5.51
Class B
Actual	1,000.00	1,013.70	6.74
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.10	6.76

*	Expenses are equal to the Portfolio’s Class A and Class B shares annualized expense ratios of 1.10% and 1.35%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

AXA PREMIER VIP SMALL/MID CAP GROWTH PORTFOLIO

Sector Weightings as of 6/30/05	% of Net Assets
Information Technology	27.4%
Health Care	21.1
Industrials	13.8
Consumer Discretionary	13.5
Financials	7.9
Energy	7.7
Telecommunication Services	3.3
Materials	3.2
Consumer Staples	0.3
Cash and Other	1.8

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2005 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 1/1/05	Ending Account Value 6/30/05	Expenses Paid During Period* 1/1/05 - 6/30/05
Class A
Actual	$1,000.00	$980.50	$6.63
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.10	6.76
Class B
Actual	1,000.00	980.30	7.86
Hypothetical (5% average annual return before expenses)	1,000.00	1,016.86	8.00

*	Expenses are equal to the Portfolio’s Class A and Class B shares annualized expense ratios of 1.35% and 1.60%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

AXA PREMIER VIP SMALL/MID CAP VALUE PORTFOLIO

Sector Weightings as of 6/30/05	% of Net Assets
Financials	20.6%
Consumer Discretionary	20.5
Information Technology	16.4
Industrials	11.0
Health Care	10.0
Energy	5.9
Materials	5.2
Utilities	5.2
Consumer Staples	3.0
Telecommunication Services	0.6
Cash and Other	1.6

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2005 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 1/1/05	Ending Account Value 6/30/05	Expenses Paid During Period* 1/1/05 - 6/30/05
Class A
Actual	$1,000.00	$1,015.10	$6.40
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.45	6.41
Class B
Actual	1,000.00	1,013.50	7.64
Hypothetical (5% average annual return before expenses)	1,000.00	1,017.21	7.65

*	Expenses are equal to the Portfolio’s Class A and Class B shares annualized expense ratios of 1.28% and 1.53%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

AXA PREMIER VIP TECHNOLOGY PORTFOLIO

Sector Weightings as of 6/30/05	% of Net Assets
Semiconductor & Semiconductor Equipment	26.3%
Software	15.8
Communications Equipment	15.7
Internet Software & Services	9.5
Computers & Peripherals	9.2
IT Services	5.2
Consumer Discretionary	4.3
Electronic Equipment & Instruments	4.1
Industrials	1.8
Health Care	1.4
Telecommunication Services	1.1
Energy	1.0
Cash and Other	4.6

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2005 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 1/1/05	Ending Account Value 6/30/05	Expenses Paid During Period* 1/1/05 - 6/30/05
Class A
Actual	$1,000.00	$960.01	$6.90
Hypothetical (5% average annual return before expenses)	1,000.00	1,017.75	7.10
Class B
Actual	1,000.00	958.70	8.11
Hypothetical (5% average annual return before expenses)	1,000.00	1,016.51	8.35

*	Expenses are equal to the Portfolio’s Class A and Class B shares annualized expense ratios of 1.42% and 1.67%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

AXA PREMIER VIP TRUST

AXA CONSERVATIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
AXA Premier VIP Aggressive Equity Portfolio*‡	152,487	$3,713,135
AXA Premier VIP Core Bond Portfolio‡	7,452,599	78,056,187
AXA Premier VIP High Yield Portfolio‡	1,841,111	10,716,255
AXA Premier VIP Small/Mid Cap Value Portfolio‡	1,714	19,516
EQ/Alliance Quality Bond Portfolio‡	2,480,193	25,818,269
EQ/Bernstein Diversified Value Portfolio‡	1,508,538	21,459,397
EQ/Long Term Bond Portfolio‡	856,920	12,221,069
EQ/Marsico Focus Portfolio‡	653,699	9,384,452
EQ/Mercury Basic Value Equity Portfolio‡	303,587	4,531,647
EQ/Short Duration Bond Portfolio‡	1,759,394	17,655,529

Total Investment Companies (101.5%) (Cost $182,659,537)		183,575,456
Other Assets Less Liabilities (-1.5%)		(2,789,116)

Net Assets (100%)		$180,786,340

*	Non-income producing.

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in Investment Companies are all Class A shares.

Investments in companies which were affiliates for the six months ended June 30, 2005, were as follows:

Securities	Market Value December 31, 2004	Purchases at Cost	Sales at Cost	Market Value June 30, 2005	Dividend Income	Realized Gain (Loss)
AXA Premier VIP Aggressive Equity Portfolio	$7,621,719	$5,338,537	$8,563,760	$3,713,135	$—	$669,921
AXA Premier VIP Core Bond Portfolio	56,972,353	40,855,749	20,226,685	78,056,187	1,276,649	(11,459)
AXA Premier VIP High Yield Portfolio	11,268,478	7,665,732	8,374,295	10,716,255	4,069	66,326
AXA Premier VIP Small/Mid Cap Growth Portfolio	2,997,882	1,827,092	4,496,887	—	—	313,709
AXA Premier VIP Small/Mid Cap Value Portfolio	4,468,790	3,142,640	7,320,451	19,516	—	458,469
EQ/Alliance Premier Growth Portfolio	1,527,924	—	1,405,705	—	—	123,228
EQ/Alliance Quality Bond Portfolio	18,985,955	13,281,791	6,962,539	25,818,269	68,194	17,251
EQ/Bernstein Diversified Value Portfolio	—	22,274,846	446,713	21,459,397	149,770	549
EQ/Lazard Small Cap Value Portfolio	1,500,434	531,543	1,997,943	—	—	54,073
EQ/Long Term Bond Portfolio	—	12,606,500	595,496	12,221,069	22,271	2,069
EQ/Marsico Focus Portfolio	5,693,384	4,249,680	447,843	9,384,452	99,463	33,958
EQ/Mercury Basic Value Equity Portfolio	—	4,812,321	178,310	4,531,647	29,683	(1,373)
EQ/Short Duration Bond Portfolio	—	18,970,273	1,343,288	17,655,529	573	1,433

	$110,036,919	$135,556,704	$62,359,915	$183,575,456	$1,650,672	$1,728,154

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA CONSERVATIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2005 (Unaudited)

Investment security transactions for the six months ended June 30, 2005 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$135,556,704
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$64,088,069

As of June 30, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,361,932
Aggregate gross unrealized depreciation	(481,040)

Net unrealized appreciation	$880,892

Federal income tax cost of investments	$182,694,564

AXA PREMIER VIP TRUST

AXA CONSERVATIVE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
AXA Premier VIP Aggressive Equity Portfolio*‡	550,160	$13,396,692
AXA Premier VIP Core Bond Portfolio‡	9,122,190	95,542,954
AXA Premier VIP High Yield Portfolio‡	3,038,097	17,683,358
AXA Premier VIP Small/Mid Cap Growth Portfolio‡	2,103	19,605
AXA Premier VIP Small/Mid Cap Value Portfolio‡	1,706	19,433
EQ/Alliance Quality Bond Portfolio‡	3,082,586	32,089,049
EQ/Bernstein Diversified Value Portfolio‡	4,048,027	57,584,366
EQ/Lazard Small Cap Value Portfolio‡	553,959	7,631,343
EQ/Long Term Bond‡	1,035,081	14,761,930
EQ/Marsico Focus Portfolio‡	3,425,693	49,178,959
EQ/Mercury Basic Value Equity Portfolio‡	891,157	13,302,299
EQ/Short Duration Bond Portfolio‡	3,833,910	$38,473,310

Total Investment Companies (99.6%) (Cost $339,348,498)		339,683,298

	Principal Amount
SHORT TERM INVESTMENT:
Time Deposit (0.6%)
JPMorgan Chase Nassau
2.70%, 7/1/05
(Amortized Cost $2,074,219)	$2,074,219	2,074,219

Total Investments (100.2%) (Cost/Amortized Cost $341,422,717)		341,757,517
Other Assets Less Liabilities (-0.2%)		(850,818)

Net Assets (100%)		$340,906,699

*	Non-income producing.

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in Investment Companies are all Class A shares.

Investments in companies which were affiliates for the six months ended June 30, 2005, were as follows:

Securities	Market Value December 31, 2004	Purchases at Cost	Sales at Cost	Market Value June 30, 2005	Dividend Income	Realized Gain (Loss)
AXA Premier VIP Aggressive Equity Portfolio	$23,163,107	$12,409,015	$20,193,475	$13,396,692	$—	$1,941,229
AXA Premier VIP Core Bond Portfolio	78,102,188	42,525,183	25,721,471	95,542,954	1,670,960	(86,567)
AXA Premier VIP High Yield Portfolio	21,583,266	10,915,080	14,995,417	17,683,358	6,558	173,890
AXA Premier VIP Small/Mid Cap Growth Portfolio	11,400,533	5,214,248	15,470,788	19,605	—	1,159,887
AXA Premier VIP Small/Mid Cap Value Portfolio	17,057,420	8,631,067	24,712,303	19,433	—	1,649,594
EQ/Alliance Large Cap Growth Portfolio	4,866,593	—	4,482,953	—	—	424,239
EQ/Alliance Quality Bond Portfolio	26,203,444	13,589,339	8,209,133	32,089,049	83,694	2,501
EQ/Bernstein Diversified Value Portfolio	—	59,064,138	—	57,584,366	392,208	—
EQ/Lazard Small Cap Value Portfolio	5,724,992	2,196,628	202,829	7,631,343	159,186	9,498
EQ/Long Term Bond Portfolio	—	14,555,175	—	14,761,930	25,420	—
EQ/Marsico Focus Portfolio	17,187,837	33,071,564	129,560	49,178,959	507,925	14,352
EQ/Mercury Basic Value Equity Portfolio	11,024,944	5,740,975	3,027,970	13,302,299	84,483	56,684
EQ/Short Duration Bond Portfolio	—	38,418,016	—	38,473,310	1,166	—

	$211,447,731	$246,330,428	$117,145,899	$339,683,298	$2,931,600	$5,345,307

AXA PREMIER VIP TRUST

AXA CONSERVATIVE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

June 30, 2005 (Unaudited)

Investment security transactions for the six months ended June 30, 2005 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$246,330,428
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$122,491,206

As of June 30, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,948,638
Aggregate gross unrealized depreciation	(1,640,481)

Net unrealized appreciation	$308,157

Federal income tax cost of investments	$341,449,360

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
AXA Premier VIP Aggressive Equity Portfolio*‡	25,489,451	$620,682,173
AXA Premier VIP Core Bond Portfolio‡	74,026,968	775,335,245
AXA Premier VIP High Yield Portfolio‡	99,437,366	578,778,868
AXA Premier VIP Small/Mid Cap Growth Portfolio‡	32,138,775	299,627,713
AXA Premier VIP Small/Mid Cap Value Portfolio‡	64,404,037	733,427,805
EQ/Alliance Large Cap Growth Portfolio*‡	53,431,484	362,441,981
EQ/Alliance Quality Bond Portfolio‡	127,607,788	1,328,369,084
EQ/Bernstein Diversified Value Portfolio‡	895,641	12,740,751
EQ/Lazard Small Cap Value Portfolio‡	17,196,138	236,894,006
EQ/Long Term Bond‡	832,518	11,873,049
EQ/Marsico Focus Portfolio‡	31,825,880	456,889,592
EQ/Mercury Basic Value Equity Portfolio‡	29,509,788	$440,492,534
EQ/Short Duration Bond Portfolio‡	2,664,053	26,733,781

Total Investment Companies (99.9%) (Cost $5,337,564,081)		5,884,286,582

	Principal Amount
SHORT-TERM INVESTMENT:
Time Deposit (0.1%)
JPMorgan Chase Nassau
2.70%, 7/1/05
(Amortized Cost $7,573,554)	$7,573,554	7,573,554

Total Investments (100.0%) (Cost/Amortized Cost $5,345,137,635)		5,891,860,136
Other Assets Less Liabilities (0.0%)		1,357,428

Net Assets (100%)		$5,893,217,564

*	Non-income producing.

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in Investment Companies are all Class A Shares.

Investments in companies which were affiliates for the six months ended June 30, 2005, were as follows:

Securities	Market Value December 31, 2004	Purchases at Cost	Sales at Cost	Market Value June 30, 2005	Dividend Income	Realized Gain
AXA Premier VIP Aggressive Equity Portfolio	$600,522,546	$40,035,131	$290,686	$620,682,173	$—	$66,026
AXA Premier VIP Core Bond Portfolio	652,429,423	119,743,679	696,783	775,335,245	12,097,744	7,252
AXA Premier VIP High Yield Portfolio	543,160,414	28,313,508	231,033	578,778,868	218,679	19,291
AXA Premier VIP Small/Mid Cap Growth Portfolio	290,804,855	17,908,158	101,569	299,627,713	3,860,745	23,593
AXA Premier VIP Small/Mid Cap Value Portfolio	686,991,200	51,957,029	214,495	733,427,805	16,580,454	67,119
EQ/Alliance Large Cap Growth Portfolio	370,247,784	—	5,379,836	362,441,981	—	770,548
EQ/Alliance Quality Bond Portfolio	1,263,879,974	38,655,814	231,776	1,328,369,084	3,499,955	2,903
EQ/Bernstein Diversified Value Portfolio	—	12,899,360	—	12,740,751	59,442	—
EQ/Lazard Small Cap Value Portfolio	228,982,245	11,815,019	77,052	236,894,006	5,049,350	16,819
EQ/Long Term Bond Portfolio	—	11,784,367	—	11,873,049	14,442	—
EQ/Marsico Focus Portfolio	430,865,642	35,026,192	224,819	456,889,592	4,824,251	44,279
EQ/Mercury Basic Value Equity Portfolio	432,347,390	23,929,922	154,617	440,492,534	2,858,800	33,126
EQ/Short Duration Bond Portfolio	—	26,712,011	—	26,733,781	550	—

	$5,500,231,473	$418,780,190	$7,602,666	$5,884,286,582	$49,064,412	$1,050,956

AXA PREMIER VIP TRUST

AXA MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

June 30, 2005 (Unaudited)

Investment security transactions for the six months ended June 30, 2005 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$418,780,190
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$8,699,255

As of June 30, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$546,881,099
Aggregate gross unrealized depreciation	(158,609)

Net unrealized appreciation	$546,722,490

Federal income tax cost of investments	$5,345,137,646

The Portfolio has a net capital loss carryforward of $694,643,770, of which $149,303,967 expires in the year 2008, $174,204,506 expires in the year 2009, $273,667,511 expires in the year 2010 and $97,467,786 expires in the year 2011.

Included in the capital loss carryforward amounts at December 31, 2004 are $323,508,473 of losses acquired from EQ/Alliance Growth Investors Portfolio as a result of a tax free reorganization. Certain capital loss carryforwards may be subject to limitations on use pursuant to applicable U.S. Federal Income Tax Law. Therefore, it is possible not all of these capital losses will be available for use.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA MODERATE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
AXA Premier VIP Aggressive Equity Portfolio*‡	7,595,483	$184,954,202
AXA Premier VIP Core Bond Portfolio‡	20,953,080	219,455,991
AXA Premier VIP High Yield Portfolio‡	14,503,013	84,415,323
AXA Premier VIP International Equity Portfolio‡	28,585,726	334,560,812
AXA Premier VIP Small/Mid Cap Growth Portfolio‡	9,198,895	85,760,701
AXA Premier VIP Small/Mid Cap Value Portfolio‡	15,037,470	171,245,459
EQ/Alliance Large Cap Growth Portfolio*‡	2,574,670	17,464,771
EQ/Alliance Quality Bond Portfolio‡	7,005,441	72,925,102
EQ/Bernstein Diversified Value Portfolio‡	3,807,324	54,160,303
EQ/Capital Guardian International Portfolio‡	8,693,827	92,270,020
EQ/Lazard Small Cap Value Portfolio‡	3,443,247	47,434,173
EQ/Long Term Bond‡	1,082,436	15,437,288
EQ/Marsico Focus Portfolio‡	9,649,894	138,533,047
EQ/Mercury Basic Value Equity Portfolio‡	16,582,614	247,528,649
EQ/Mercury International Value Portfolio‡	427,991	5,498,469
EQ/Short Duration Bond Portfolio‡	2,751,538	27,611,698
EQ/Van Kampen Emerging Markets Equity Portfolio‡	518,915	5,506,195

Total Investment Companies (99.1%) (Cost $1,770,477,394)		1,804,762,203

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Time Deposit (0.7%)
JPMorgan Chase Nassau
2.70%, 7/1/05
(Amortized Cost $13,313,789)	$13,313,789	$13,313,789

Total Investments (99.8%) (Cost/Amortized Cost $1,783,791,183)		1,818,075,992
Other Assets Less Liabilities (0.2%)		3,104,031

Net Assets (100%)		$1,821,180,023

*	Non-income producing.

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in Investment Companies are all Class A shares.

AXA PREMIER VIP TRUST

AXA MODERATE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

June 30, 2005 (Unaudited)

Investments in companies which were affiliates for the six months ended June 30, 2005, were as follows:

Securities	Market Value December 31, 2004	Purchases at Cost	Sales at Cost	Market Value June 30, 2005	Dividend Income	Realized Gain
AXA Premier VIP Aggressive Equity Portfolio	$107,893,094	$78,464,074	$—	$184,954,202	$—	$—
AXA Premier VIP Core Bond Portfolio	124,787,357	93,310,777	—	219,455,991	2,934,005	—
AXA Premier VIP High Yield Portfolio	49,101,566	34,146,710	—	84,415,323	31,895	—
AXA Premier VIP International Equity Portfolio	196,038,731	148,434,645	—	334,560,812	6,761,500	—
AXA Premier VIP Small/Mid Cap Growth Portfolio	51,720,557	35,219,853	—	85,760,701	1,105,038	—
AXA Premier VIP Small/Mid Cap Value Portfolio	96,631,447	74,707,884	—	171,245,459	3,871,312	—
EQ/Alliance Large Cap Growth Portfolio	17,533,638	—	—	17,464,771	—	—
EQ/Alliance Quality Bond Portfolio	41,584,041	30,042,604	—	72,925,102	192,141	—
EQ/Bernstein Diversified Value Portfolio	—	54,881,600	—	54,160,303	238,325	—
EQ/Capital Guardian International Portfolio	64,827,210	28,900,930	—	92,270,020	9,986	—
EQ/Lazard Small Cap Value Portfolio	32,402,986	15,461,515	—	47,434,173	1,011,050	—
EQ/Long Term Bond Portfolio	—	15,317,847	—	15,437,288	17,730	—
EQ/Marsico Focus Portfolio	80,047,249	59,457,942	—	138,533,047	1,462,756	—
EQ/Mercury Basic Value Equity Portfolio	150,170,817	103,950,908	—	247,528,649	1,606,463	—
EQ/Mercury International Value Portfolio	—	5,474,314	—	5,498,469	—	—
EQ/Short Duration Bond	—	27,589,669	—	27,611,698	549	—
EQ/Van Kampen Emerging Markets Equity Portfolio	—	5,464,327	—	5,506,195	—	—

	$1,012,738,693	$810,825,599	$—	$1,804,762,203	$19,242,750	$—

Investment security transactions for the six months ended June 30, 2005 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$810,825,599
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$—

As of June 30, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$38,183,411
Aggregate gross unrealized depreciation	(3,898,674)

Net unrealized appreciation	$34,284,737

Federal income tax cost of investments	$1,783,791,255

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA AGGRESSIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
AXA Premier VIP Aggressive Equity Portfolio*‡	1,497,814	$36,472,599
AXA Premier VIP Core Bond Portfolio‡	1,827,223	19,137,761
AXA Premier VIP International Equity Portfolio‡	3,666,454	42,911,337
AXA Premier VIP Small/Mid Cap Growth Portfolio‡	2,174	20,265
AXA Premier VIP Small/Mid Cap Value Portfolio‡	1,775	20,218
EQ/Alliance Large Cap Growth Portfolio*‡	1,088,616	7,384,415
EQ/Alliance Quality Bond Portfolio‡	551,787	5,743,985
EQ/Bernstein Diversified Value Portfolio‡	4,938,794	70,255,788
EQ/Capital Guardian International Portfolio‡	1,167,106	12,386,820
EQ/Lazard Small Cap Value Portfolio‡	3,060,414	42,160,264
EQ/Marsico Focus Portfolio‡	4,827,938	69,309,464
EQ/Mercury Basic Value Equity Portfolio‡	1,551,509	23,159,369
EQ/Mercury International Value Portfolio‡	2,840,927	36,497,857
EQ/Van Kampen Emerging Markets Equity Portfolio‡	1,697,544	$18,012,608

Total Investment Companies (99.3%) (Cost $377,166,230)		383,472,750

	Principal Amount
SHORT-TERM INVESTMENT:
Time Deposit (0.3%)
JPMorgan Chase Nassau
2.70%, 7/1/05
(Amortized Cost $1,267,465)	$1,267,465	1,267,465

Total Investments (99.6%) (Cost/Amortized Cost $378,433,695)		384,740,215
Other Assets Less Liabilities (0.4%)		1,412,210

Net Assets (100%)		$386,152,425

*	Non-income producing.

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in Investment Companies are all Class A shares.

Investments in companies which were affiliates for the six months ended June 30, 2005, were as follows:

Securities	Market Value December 31, 2004	Purchases at Cost	Sales at Cost	Market Value June 30, 2005	Dividend Income	Realized Gain (Loss)
AXA Premier VIP Aggressive Equity Portfolio	$47,659,302	$26,466,468	$33,890,419	$36,472,599	$—	$2,798,169
AXA Premier VIP Core Bond Portfolio	17,234,814	9,665,530	7,866,625	19,137,761	373,089	59,626
AXA Premier VIP International Equity Portfolio	28,399,907	16,158,751	285,673	42,911,337	859,987	53,705
AXA Premier VIP Small/Mid Cap Growth Portfolio	24,968,393	12,582,602	35,191,481	20,265	471,568	1,228,984
AXA Premier VIP Small/Mid Cap Value Portfolio	23,384,547	13,290,693	35,416,074	20,218	820,610	774,628
EQ/Alliance Large Cap Growth Portfolio	9,675,906	—	2,098,005	7,384,415	—	151,995
EQ/Alliance Quality Bond Portfolio	5,741,720	3,113,388	3,241,721	5,743,985	23,381	33,696
EQ/Bernstein Diversified Value Portfolio	—	70,512,665	—	70,255,788	42,166	—
EQ/Capital Guardian International Portfolio	9,498,624	3,196,449	106,729	12,386,820	—	6,396
EQ/Lazard Small Cap Value Portfolio	7,850,773	33,881,457	92,218	42,160,264	224,586	2,054
EQ/Marsico Focus Portfolio	35,633,546	34,618,308	435,965	69,309,464	575,994	46,706
EQ/Mercury Basic Value Equity Portfolio	36,288,037	18,759,461	30,661,637	23,159,369	342,705	(209,133)
EQ/Mercury International Value Portfolio	—	36,226,959	—	36,497,857	17,643	—
EQ/Van Kampen Emerging Markets Equity Portfolio	—	17,962,957	—	18,012,608	—	—

	$246,335,569	$296,435,688	$149,286,547	$383,472,750	$3,751,729	$4,946,826

AXA PREMIER VIP TRUST

AXA AGGRESSIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

June 30, 2005 (Unaudited)

Investment security transactions for the six months ended June 30, 2005 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$296,435,688
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$154,233,373

As of June 30, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$6,955,047
Aggregate gross unrealized depreciation	(661,842)

Net unrealized appreciation	$6,293,205

Federal income tax cost of investments	$378,447,010

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA PREMIER VIP AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (20.1%)
Automobiles (0.8%)
Harley-Davidson, Inc.	447,900	$22,215,840

Hotels, Restaurants & Leisure (5.3%)
Brinker International, Inc.*	69,210	2,771,861
Carnival Corp.	365,110	19,916,750
Cheesecake Factory, Inc.*	61,670	2,141,799
Four Seasons Hotels, Inc.^	319,272	21,103,879
Hilton Group plc	139,620	716,375
Hilton Hotels Corp.	74,000	1,764,900
International Game Technology	755,500	21,267,325
MGM Mirage, Inc.*^	410,224	16,236,666
Outback Steakhouse, Inc.	78,500	3,551,340
Starbucks Corp.*	315,803	16,314,383
WMS Industries, Inc.*^	71,640	2,417,850
Wynn Resorts Ltd.*^	657,717	31,090,283

		139,293,411

Household Durables (0.9%)
Harman International Industries, Inc.	83,420	6,787,051
Lennar Corp., Class A	223,891	14,205,884
Tempur-Pedic International, Inc.*^	89,800	1,991,764

		22,984,699

Internet & Catalog Retail (6.6%)
Amazon.com, Inc.*	2,062,640	68,232,131
Audible, Inc.*^	805,570	13,992,751
eBay, Inc.*	1,494,338	49,328,097
IAC/InterActiveCorp*	1,300,400	31,274,620
Shanda Interactive Entertainment Ltd. (ADR)*^	272,130	10,011,663

		172,839,262

Leisure Equipment & Products (0.0%)
Marvel Enterprises, Inc.*^	34,560	681,523

Media (3.5%)
DIRECTV Group, Inc.*	1,441,300	22,340,150
Getty Images, Inc.*^	216,750	16,095,855
Grupo Televisa S.A. (ADR)	121,070	7,517,236
NTL, Inc.*^	59,947	4,101,574
Playboy Enterprises, Inc., Class B*^	106,350	1,376,169
Univision Communications, Inc., Class A*	68,130	1,876,982
Washington Post Co., Class B^	3,550	2,964,356
XM Satellite Radio Holdings, Inc., Class A*^	1,028,700	34,626,042

		90,898,364

Multiline Retail (0.9%)
Family Dollar Stores, Inc.	224,690	5,864,409
Kohl’s Corp.*	184,600	10,320,986
Target Corp.	158,380	8,617,456

		24,802,851

Specialty Retail (1.5%)
Bed Bath & Beyond, Inc.*	131,460	5,492,399
Lowe’s Cos., Inc.	556,710	32,411,656
Urban Outfitters, Inc.*	30,400	1,723,376

		39,627,431

Textiles, Apparel & Luxury Goods (0.6%)
Columbia Sportswear Co.*^	31,200	1,540,968
NIKE, Inc., Class B	173,877	$15,057,748

		16,598,716

Total Consumer Discretionary		529,942,097

Consumer Staples (2.5%)
Beverages (0.4%)
Ambev Cia de Bebidas (ADR)^	60,930	1,882,737
Cia de Bebidas das Americas (ADR)^	12,186	310,256
Diageo plc	115,940	1,710,331
PepsiCo, Inc.	135,080	7,284,864

		11,188,188

Food & Staples Retailing (0.6%)
CVS Corp.	183,820	5,343,647
Wal-Mart de Mexico S.A. de C.V., Series V	747,980	3,034,827
Walgreen Co.	136,159	6,261,952

		14,640,426

Food Products (0.1%)
Cadbury Schweppes plc	332,150	3,173,281

Household Products (1.2%)
Procter & Gamble Co.	602,664	31,790,526

Personal Products (0.2%)
Avon Products, Inc.	66,120	2,502,642
Gillette Co.	71,230	3,606,375

		6,109,017

Total Consumer Staples		66,901,438

Energy (1.0%)
Energy Equipment & Services (1.0%)
BJ Services Co.	170,665	8,956,499
GlobalSantaFe Corp.	221,020	9,017,616
Halliburton Co.	84,040	4,018,793
Smith International, Inc.	92,650	5,901,805

Total Energy		27,894,713

Financials (11.5%)
Capital Markets (4.2%)
Ameritrade Holding Corp.*	796,830	14,813,070
Goldman Sachs Group, Inc.	472,820	48,237,097
Legg Mason, Inc.	133,720	13,921,589
Lehman Brothers Holdings, Inc.	55,390	5,499,119
Morgan Stanley	172,500	9,051,075
UBS AG (Registered)	228,785	17,810,912

		109,332,862

Consumer Finance (1.7%)
American Express Co.	125,280	6,668,654
SLM Corp.^	726,703	36,916,513

		43,585,167

Diversified Financial Services (2.6%)
Calamos Asset Management, Inc., Class A	383,250	10,439,730
Chicago Mercantile Exchange	99,425	29,380,087
Citigroup, Inc.	621,900	28,750,437
International Securities Exchange, Inc.*	47,600	1,195,236

		69,765,490

Insurance (1.2%)
American International Group, Inc.	551,400	32,036,340

AXA PREMIER VIP TRUST

AXA PREMIER VIP AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
Thrifts & Mortgage Finance (1.8%)
Countrywide Financial Corp.	1,255,487	$48,474,353

Total Financials		303,194,212

Health Care (19.9%)
Biotechnology (6.8%)
Affymetrix, Inc.*^	241,030	12,998,748
Amgen, Inc.*	133,930	8,097,408
Applera Corp.- Applied Biosystems Group	325,340	6,399,438
Applera Corp.- Celera Genomics Group*	1,385,040	15,193,889
Cepheid, Inc.*^	1,867,290	13,705,909
Compugen Ltd.*	1,378,450	4,218,057
Curis, Inc.*‡ ^	3,101,492	12,095,819
deCODE genetics, Inc.*^	1,123,000	10,544,970
Gen-Probe, Inc.*	53,740	1,947,000
Genentech, Inc.*	651,189	52,277,453
Genzyme Corp.*	173,162	10,405,305
Gilead Sciences, Inc.*	353,620	15,555,744
ImClone Systems, Inc.*^	85,350	2,643,289
MedImmune, Inc.*	217,310	5,806,523
Memory Pharmaceuticals Corp.*	1,336,100	2,471,785
Neurochem, Inc.*	32,570	327,328
Neurocrine Biosciences, Inc.*^	75,720	3,184,783

		177,873,448

Health Care Equipment & Supplies (4.1%)
Alcon, Inc.	61,300	6,703,155
Cytyc Corp.*	677,410	14,943,664
Dentsply International, Inc.	82,980	4,480,920
Fisher Scientific International, Inc.*	137,499	8,923,685
Given Imaging Ltd.*^	517,610	11,806,684
Kinetic Concepts, Inc.*	165,150	9,909,000
Millipore Corp.*	115,020	6,525,085
St. Jude Medical, Inc.*	143,360	6,251,930
Synthes, Inc.	18,260	2,005,450
Waters Corp.*	139,360	5,180,011
Zimmer Holdings, Inc.*	413,392	31,488,069

		108,217,653

Health Care Providers & Services (4.9%)
Aetna, Inc.	264,400	21,897,608
Community Health Systems, Inc.*^	95,120	3,594,585
HCA, Inc.	97,500	5,525,325
UnitedHealth Group, Inc.	1,766,270	92,093,318
WellPoint, Inc.*	85,790	5,974,415

		129,085,251

Pharmaceuticals (4.1%)
Allergan, Inc.	135,810	11,576,444
Eli Lilly & Co.	52,200	2,908,062
Endo Pharmaceuticals Holdings, Inc.*	127,430	3,348,860
Forest Laboratories, Inc.*	216,450	8,409,083
Johnson & Johnson	435,836	28,329,340
Medicis Pharmaceutical Corp., Class A^	209,850	6,658,541
Pfizer, Inc.	1,042,289	28,746,331
Roche Holding AG	71,230	9,018,426
Teva Pharmaceutical Industries Ltd. (ADR)	165,980	5,168,617
Wyeth	98,280	$4,373,460

		108,537,164

Total Health Care		523,713,516

Industrials (6.1%)
Air Freight & Logistics (1.5%)
FedEx Corp.	465,802	37,734,620

Building Products (0.1%)
Masco Corp.	95,600	3,036,256

Commercial Services & Supplies (1.2%)
Apollo Group, Inc., Class A*	246,880	19,310,954
Career Education Corp.*^	175,040	6,408,215
Corporate Executive Board Co.	48,210	3,776,289
Strayer Education, Inc.^	33,240	2,867,282

		32,362,740

Electrical Equipment (0.4%)
Energy Conversion Devices, Inc.*^	357,550	8,001,969
Samsung Electronics Co., Ltd. (GDR) § (b)	4,100	979,874

		8,981,843

Industrial Conglomerates (1.3%)
General Electric Co.	933,230	32,336,420
Tyco International Ltd.	94,456	2,758,115

		35,094,535

Machinery (1.6%)
Caterpillar, Inc.	351,287	33,481,164
Illinois Tool Works, Inc.	69,650	5,549,712
ITT Industries, Inc.	36,130	3,527,372

		42,558,248

Total Industrials		159,768,242

Information Technology (31.3%)
Communications Equipment (7.4%)
3Com Corp.*	1,363,230	4,962,157
AudioCodes Ltd.*^	104,120	1,035,994
Cisco Systems, Inc.*	1,139,082	21,767,857
Comverse Technology, Inc.*^	209,880	4,963,662
Corning, Inc.*	861,700	14,321,454
JDS Uniphase Corp.*^	10,641,610	16,175,247
Juniper Networks, Inc.*	1,313,365	33,070,531
Nokia OYJ (ADR)	1,824,700	30,363,008
QUALCOMM, Inc.	2,068,945	68,295,874

		194,955,784

Computers & Peripherals (3.6%)
Dell, Inc.*	654,202	25,847,521
EMC Corp.*	777,840	10,664,186
Network Appliance, Inc.*	972,020	27,479,006
PalmOne, Inc.*^	594,800	17,707,196
Sun Microsystems, Inc.*	3,108,930	11,596,309

		93,294,218

Electronic Equipment & Instruments (0.9%)
AU Optronics Corp. (ADR)*^	165,200	2,798,488
Itron, Inc.*^	312,440	13,959,819
LG.Philips LCD Co. Ltd. (ADR)*^	117,730	2,691,308
Mechanical Technology, Inc.*^	1,425,770	5,075,741

		24,525,356

Internet Software & Services (7.2%)
Akamai Technologies, Inc.*^	590,940	7,759,042
CNET Networks, Inc.*^	2,630,330	30,880,074

AXA PREMIER VIP TRUST

AXA PREMIER VIP AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
Google, Inc., Class A*	208,294	$61,269,680
RealNetworks, Inc.*	3,523,430	17,511,447
SINA Corp.*^	216,150	6,030,585
VeriSign, Inc.*	465,730	13,394,395
Yahoo!, Inc.*	1,550,600	53,728,290

		190,573,513

IT Services (1.3%)
Accenture Ltd., Class A*	529,600	12,006,032
Alliance Data Systems Corp.*^	156,110	6,331,821
DST Systems, Inc.*	175,440	8,210,592
Hewitt Associates, Inc., Class A*^	150,170	3,981,007
Infosys Technologies Ltd. (ADR)	57,780	4,476,217

		35,005,669

Semiconductors & Semiconductor Equipment (5.4%)
Advanced Micro Devices, Inc.*	578,640	10,033,618
Analog Devices, Inc.	222,030	8,283,939
Broadcom Corp., Class A*	750,468	26,649,119
Formfactor, Inc.*^	84,000	2,219,280
KLA-Tencor Corp.	471,998	20,626,313
Marvell Technology Group Ltd.*	144,360	5,491,454
Novellus Systems, Inc.*	437,240	10,804,200
PMC-Sierra, Inc.*	1,529,772	14,272,773
Samsung Electronics Co., Ltd. (GDR)	28,860	6,904,755
Silicon Laboratories, Inc.*	998,142	26,161,302
Texas Instruments, Inc.	102,530	2,878,017
Xilinx, Inc.	331,500	8,453,250

		142,778,020

Software (5.5%)
Activision, Inc.*	199,596	3,297,326
Amdocs Ltd.*	400,650	10,589,180
Computer Associates International, Inc.	789,100	21,684,468
Electronic Arts, Inc.*	774,930	43,868,787
Kronos, Inc.*^	32,300	1,304,597
Mercury Interactive Corp.*	194,040	7,443,374
MicroStrategy, Inc., Class A*^	35,100	1,861,704
NAVTEQ Corp.*	337,090	12,533,006
Oracle Corp.*	814,870	10,756,284
Symantec Corp.*	1,032,974	22,456,855
VERITAS Software Corp.*	384,594	9,384,094

		145,179,675

Total Information Technology		826,312,235

Materials (0.3%)
Chemicals (0.2%)
Monsanto Co.	55,890	3,513,804
Nalco Holding Co.*	111,590	2,190,512

		5,704,316

Metals & Mining (0.1%)
Cia Vale de Rio Doce (ADR)	56,440	1,652,563

Total Materials		7,356,879

Telecommunication Services (3.9%)
Diversified Telecommunication Services (1.7%)
Cogent Communications Group, Inc.*	804,000	5,338,560
Level 3 Communications, Inc.*^	10,476,820	21,267,945
NeuStar, Inc. Class A*	73,355	1,877,888
Sprint Corp.	446,030	$11,190,893
Telewest Global, Inc.*	191,630	4,365,331

		44,040,617

Wireless Telecommunication Services (2.2%)
America Movil S.A. de C.V. (ADR)	81,350	4,849,273
American Tower Corp., Class A*	792,950	16,667,809
Nextel Communications, Inc., Class A*	1,018,000	32,891,580
Spectrasite, Inc.*	59,460	4,425,608

		58,834,270

Total Telecommunication Services		102,874,887

Utilities (0.9%)
Electric Utilities (0.9%)
TXU Corp.	280,893	23,339,400

Total Utilities		23,339,400

Total Common Stocks (97.5%) (Cost $2,397,542,124)		2,571,297,619

	Number of Warrants
WARRANTS:
Health Care (0.0%)
Biotechnology (0.0%)
Curis, Inc., $4.45, expiring 10/14/09*†‡	48,100	—

Total Warrants (0.0%) (Cost $—)		—

	Principal Amount
SHORT-TERM INVESTMENTS:
Commercial Paper (0.3%)
Morgan Stanley
3.36%, 7/1/05 (p)	$6,917,000	6,916,355

Government Security (1.5%)
Federal Home Loan Bank Discount Notes
2.50%, 7/1/05 (o)	40,200,000	40,197,209

	Number of Shares
Short-Term Fund of Cash Collateral for Securities Loaned (0.2%)
JPMorgan Securities Lending Collateral Investment Fund
3.26%, 7/1/05	4,487,954	4,487,954

	Principal Amount
Short-Term Investments of Cash Collateral for Securities Loaned (11.8%)
Banco Bilbao Viz Argentaria
3.11%, 7/15/05	$6,224,884	6,224,884
Banesto S.A. Madrid
3.44%, 9/27/05	6,338,918	6,338,918
Capital One Corp.,
Series 02-A2
3.22%, 7/15/05 (l)	5,073,634	5,073,634
Citigroup Global Markets, Inc.
3.49%, 7/1/05	8,874,485	8,874,485
Corsair Trust,
Series 1-1013
3.39%, 4/27/07 (l)	6,972,810	6,972,810

AXA PREMIER VIP TRUST

AXA PREMIER VIP AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2005 (Unaudited)

	Principal Amount	Value (Note 1)
Depfa Bank Europe PLC
3.17%, 3/11/05	$7,606,702	$7,606,702
3.17%, 8/5/05	6,338,918	6,338,918
Deutsche Bank Securities, Inc.
3.20%, 7/14/05	25,355,672	25,355,672
Greenwich Capital Holdings, Inc.
3.51%, 7/1/05	25,355,672	25,355,672
3.51%, 7/1/05	51,979,129	51,979,129
Hartford Life, Inc.
3.24%, 6/30/06	2,028,454	2,028,454
Hewlett-Packard Co.
3.12%, 7/25/05	6,293,067	6,293,067
Lehman Brothers, Inc.
3.59%, 9/30/05 (l)	887,449	887,449
Merrill Lynch Securities, Inc.
3.54%, 7/1/05	97,863,562	97,863,562
Monumental Global Funding II
3.07%, 7/1/05 (l)	2,790,279	2,790,279
Natexis Banques Populaires Sing
3.18%, 8/5/05	19,016,755	19,016,755
New Center Asset Trust
3.09%, 7/1/05	5,043,457	5,043,457
New York Life Insurance Co.
3.22%, 9/30/05	6,338,918	6,338,918
Royal Bank of Scotland London
3.14%, 7/5/06 (l)	6,080,972	6,080,972
Sun Trust Bank/Atlanta, Georgia
3.27%, 5/17/06 (l)	6,338,918	6,338,918
Unicredito Italiano Milan
3.17%, 9/12/05	6,338,918	6,338,918
Washington Mutual Bank FA
3.10%, 7/8/05	2,485,494	2,485,494

Total Short-Term Investments of Cash Collateral for Securities Loaned		311,627,067

Time Deposit (0.6%)
JPMorgan Chase Nassau
2.70%, 7/1/05	15,575,897	15,575,897

Total Short-Term Investments (14.4%) (Cost/Amortized Cost $378,807,919)		378,804,482

Total Investments (111.9%) (Cost/Amortized Cost $2,776,350,043)		2,950,102,101
Other Assets Less Liabilities (-11.9%)		(312,825,882)

Net Assets (100%)		$2,637,276,219

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

‡	Affiliated company as defined under the Investment Company Act of 1940.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2005, the market value of these securities amounted to $979,874 or 0.0% of net assets. Securities denoted with “§” but without “(b)” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(b)	Illiquid security.

(l)	Floating Rate Security. Rate disclosed is as of June 30, 2005.

(o)	Discount Note Security. Effective rate calculated as of June 30, 2005.

(p)	Yield to maturity.

Glossary:

ADR — American Depositary Receipt

GDR — Global Depositary Receipt

Investments in companies which were affiliates for the six months ended June 30, 2005, were as follows:

Securities	Market Value December 31, 2004	Purchases at Cost	Sales at Cost	Market Value June 30, 2005	Dividend Income	Realized Gain
Curis, Inc.	$14,621,690	$1,320,267	$—	$12,095,819	$—	$—
Curis, Inc. (Warrant) expiring 10/14/09	31,265	—	—	—	—	—

	$14,652,955			$12,095,819	$—	$—

AXA PREMIER VIP TRUST

AXA PREMIER VIP AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

June 30, 2005 (Unaudited)

Investment security transactions for the six months ended June 30, 2005 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$1,538,540,994
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$1,584,210,149

As of June 30, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$278,944,759
Aggregate gross unrealized depreciation	(129,710,201)

Net unrealized appreciation	$149,234,558

Federal income tax cost of investments	$2,800,867,543

At June 30, 2005, the Portfolio had loaned securities with a total value of $307,626,731. This was secured by collateral of $316,115,021 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

For the six months ended June 30, 2005, the Portfolio incurred approximately $3,590 as brokerage commissions with Bernstein (Sanford C.) & Co. and $644 with Bank of America Corp., affiliated broker/dealers.

The Portfolio has a net capital loss carryforward of $1,115,426,409 of which $530,983,481 expires in the year 2009, $517,239,587 expires in the year 2010, and $67,203,341 which expires in the year 2011.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA PREMIER VIP CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2005 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed and Mortgage-Backed Securities (12.3%)
Asset Backed Securities (5.5%)
Ameriquest Mortgage Securities, Inc.,
Series 03-1 A2
3.724%, 2/25/33 (l)	$44,407	$44,432
Series 03-2 A
3.724%, 3/25/33 (l)	48,137	48,174
Amortizing Residential Collateral Trust,
Series 02-BC3M A
3.584%, 6/25/32 (l)	96,447	96,535
Series 02-BC4 A
3.604%, 7/25/32 (l)	8,882	8,774
Argent Securities, Inc.,
Series 03-W3 AV1B
3.764%, 9/25/33 (l)	374,956	377,000
Asset Backed Securities Corp. Home Equity,
Series 04-HE10 1A
3.474%, 9/25/34 (l)	1,044,684	1,044,862
Bear Stearns Asset Backed Securities, Inc.,
Series 02-2 A1
3.644%, 10/25/32 (l)	27,355	27,397
Series 03-2 A2
3.764%, 3/25/43 (l)	368,055	368,597
Cendant Mortgage Corp.,
Series 03-A A1
6.000%, 7/25/43 § (l)	441,441	447,977
Centex Home Equity,
Series 03-C AV
3.614%, 9/25/33 (l)	179,492	179,682
Chase Funding Loan Acquisition Trust,
Series 03-C1 2A2
3.644%, 1/25/33 (l)	1,392,031	1,394,239
Chase Issuance Trust,
Series 04-A9 A9
3.220%, 6/15/10	6,025,000	5,927,574
Chase Manhattan Auto Owner Trust,
Series 05-A A3
3.870%, 6/15/09	8,800,000	8,776,627
Citibank Credit Card Issuance Trust,
Series 00-A1 A1
6.900%, 10/15/07	5,200,000	5,247,589
Series 02-A5 A5
3.450%, 9/17/07 (l)	7,800,000	7,800,945
Series 03-A6 A6
2.900%, 5/17/10	2,475,000	2,399,587
Series 04-A1 A1
2.550%, 1/20/09	4,650,000	4,552,253
Series 04-A4 A4
3.200%, 8/24/09	7,200,000	7,084,441
Countrywide Asset-Backed Certificates,
Series 04-12 2AV1
3.464%, 1/25/24 (l)	2,118,869	2,119,175
Credit Suisse First Boston Mortgage Securities Corp.,
Series 01-HE17 A1
3.624%, 1/25/32 (l)	67,592	68,168
Series 02-9 2X
2.478%, 3/25/32 §†	149,631	149,867
Series 02-P2A-A21
2.170%, 3/25/32 §†	203,758	202,367
Series 02-P3 A
3.864%, 8/25/33 §†(l)	331,889	333,707
Series 98-C2 A2
6.300%, 11/11/30	1,155,000	1,227,429
First Franklin Mortgage Loan Asset Backed Certificates,
Series 03-FF5 A2
2.820%, 3/25/34 (l)	$429,043	$428,732
Ford Credit Auto Owner Trust,
Series 05-B A3
4.170%, 1/15/09	7,150,000	7,167,085
GMAC Mortgage Corp. Loan Trust,
Series 99-HLTV A1
3.650%, 11/18/25 (l)	18,194	18,200
Goldman Sachs AMP Trust,
Series 02-NC1 A2
3.634%, 7/25/32 (l)	34,846	35,030
Home Equity Asset Trust,
Series 02-1 A4
3.614%, 11/25/32 (l)	1,540	1,543
Series 02-4 A2
3.724%, 3/25/33 (l)	53,642	53,668
Home Equity Mortgage Trust,
Series 03-5 A1
3.734%, 1/25/34 (l)	7,235	7,236
Household Mortgage Loan Trust,
Series 02-HC1 A
3.560%, 5/20/32 (l)	137,082	137,310
Irwin Home Equity,
Series 03-C 2A
3.834%, 6/25/28 (l)	117,844	117,927
MBNA Credit Card Master Note Trust,
Series 03-A6 A6
2.750%, 10/15/10^	2,250,000	2,173,818
Series 03-A7 A7
2.650%, 11/15/10	6,150,000	5,918,243
Series 04-A4 A4
2.700%, 9/15/09	4,950,000	4,843,022
MBNA Master Credit Card Trust,
Series 96-M A
3.398%, 4/15/09 (l)	7,055,000	7,065,238
Merrill Lynch Mortgage Investors, Inc.,
Series 02-AFC1 AV1
3.460%, 4/25/31 (l)	9,516	9,517
Morgan Stanley ABS Capital I,
Series 03-HE2 A2
3.654%, 8/25/33 (l)	239,135	239,484
Series 04-HE9 A3A
3.464%, 11/25/34 (l)	1,979,800	1,980,060
Morgan Stanley Dean Witter Capital I,
Series 02-HE1 A2
3.644%, 7/25/32 (l)	4,383	4,393
Quest Trust,
Series 03-X3 A1
3.794%, 2/25/34 § (l)	295,782	295,808
Renaissance Home Equity Loan Trust,
Series 03-2A
3.754%, 8/25/33 (l)	150,744	151,340
Series 03-3 A
3.814%, 12/25/33 (l)	631,975	635,360
Residential Accredit Loans, Inc.,
Series 03-QR19 CB1
5.750%, 10/25/33	1,563,018	1,585,955
Residential Asset Mortgage Products, Inc.,
Series 03-RS11 AIIB
3.644%, 12/25/33 (l)	576,442	577,887
Residential Asset Securities Corp.,
Series 01-KS3 AII
3.544%, 9/25/31 (l)	137,672	138,243
Salomon Brothers Mortgage Securities VII,
Series 02-CIT1 A
3.614%, 3/25/32 (l)	245,211	245,878

AXA PREMIER VIP TRUST

AXA PREMIER VIP CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2005 (Unaudited)

	Principal Amount	Value (Note 1)
Saxon Asset Securities Trust,
Series 02-1 AV2
3.584%, 1/25/32	$30,155	$30,203
Series 02-3 AV
3.714%, 12/25/32 (l)	30,531	30,551
SLM Student Loan Trust,
Series 02-4 A3
3.490%, 6/15/11 (l)	2,666,029	2,670,073
Series 04-6 A2
3.201%, 1/25/13 (l)	7,181,217	7,186,749
Series 04-9 A1
3.151%, 10/26/09 (l)	3,960,631	3,960,024
Structured Asset Securities Corp.,
Series 02-HF1 A
3.604%, 1/25/33 (l)	99,101	99,422
Series 03-AL2 A
3.356%, 1/25/31 §	1,146,665	1,092,238
USAA Auto Owner Trust,
Series 04-3 A3
3.160%, 2/17/09	8,875,000	8,779,714
Whole Auto Loan Trust,
Series 03-1 A3A
1.840%, 10/15/06	3,074,860	3,065,782

		110,673,131

Non-Agency CMO (6.8%)
Banc of America Alternative Loan Trust,
Series 04-5 4A1
5.000%, 6/25/19	2,034,011	2,052,643
Series 04-6 4A1
4.857%, 7/10/42 (l)	2,085,940	2,097,631
Banc of America Commercial Mortgage, Inc.,
Series 01-1 A2
6.503%, 4/15/36	4,810,000	5,292,247
Bank of America Mortgage Securities,
Series 02-K 2A1
5.549%, 10/20/32 (l)	139,162	139,969
Bear Stearns Adjustable Rate Mortgage Trust,
Series 02-2 IIIA
6.926%, 6/25/31 (l)	3,430	3,444
Bear Stearns Alt-A Trust,
Series 03-7 IIA2
3.594%, 2/25/34 (l)	463,216	463,264
Bear Stearns Commercial Mortgage Securities,
Series 00-WF2 A2
7.320%, 10/15/32	2,890,000	3,258,812
Chase Commercial Mortgage Securities Corp.,
Series 00-1 A2
7.757%, 4/15/32^	890,000	984,695
Series 00-3 A2
7.319%, 10/15/32	4,970,000	5,594,026
Series 99-2 A2
7.198%, 1/15/32	530,000	587,384
Citigroup Commercial Mortgage Trust,
Series 05-EMG A2
4.221%, 9/20/51 §	5,700,000	5,674,179
Commercial Mortgage Acceptance Corp.,
Series 98-C2 A2
6.030%, 9/15/30	5,607,075	5,816,781
Countrywide Alternative Loan Trust,
Series 03-J3 2A1
6.250%, 12/25/33	662,389	676,767
Countrywide Home Loan Mortgage Pass Through Trust,
Series 03-R4 2A
6.500%, 1/25/34 §	592,990	611,396
Credit-Based Asset Servicing and Securitization,
Series 02-CB1 A2A
3.654%, 8/25/29 (l)	$16,736	$16,742
Credit Suisse First Boston Mortgage Securities Corp.,
Series 05-C2 A4
4.832%, 4/15/37	4,760,000	4,844,039
DLJ Commercial Mortgage Corp.,
Series 98-CF1 A1B
6.410%, 2/18/31	3,503,253	3,664,431
Series 99-CG1 A1B
6.460%, 3/10/32	275,000	294,135
Series 99-CG2 A1B
7.300%, 6/10/32	3,770,000	4,168,275
First Horizon Asset Securities, Inc.,
Series 00-H 1A
7.000%, 9/25/30	7,893	7,872
First Republic Mortgage Loan Trust,
Series 01-FRB1 A
3.570%, 11/15/31 (l)	1,833,083	1,844,061
GMAC Commercial Mortgage Securities, Inc.,
Series 99-2 A2
6.945%, 9/15/33	325,000	353,705
Series 99-C3 A2
7.179%, 8/15/36	3,574,642	3,904,887
Series 00-C1 A2
7.724%, 3/15/33	3,900,000	4,391,045
Series 00-C2 A2
7.455%, 8/16/33	3,430,000	3,867,579
Series 00-C3 A2
6.957%, 9/15/35	5,125,000	5,735,209
Greenwich Capital Commercial Funding Corp.,
Series 04-GG1 A4
4.755%, 6/10/36	1,205,000	1,225,948
GS Mortgage Securities Corp. II,
Series 03-GSFL VI A1
3.370%, 11/15/15 § (l)	714,245	714,175
Series 98-C1 A3
6.140%, 10/18/30	6,363,070	6,666,374
GSR Mortgage Loan Trust,
Series 04-9 4A1
4.072%, 8/25/34 (l)	8,578,105	8,456,954
Heller Financial Commercial Mortgage Asset Trust,
Series 99-PH1 A1
6.500%, 5/15/31	89,434	91,383
Series 99-PH1 A2
6.847%, 5/15/31	475,000	512,398
Impac CMB Trust,
Series 03-8 2A1
3.764%, 10/25/33 (l)	551,362	552,745
JPMorgan Chase Commercial Mortgage Securities Corp,
Series 05-LDP2 A4
4.738%, 7/15/42 (l)	5,375,000	5,426,923
Series 01-CIB2 A3
6.429%, 4/15/35^	1,295,000	1,421,324
Series 01-CIBC A3
6.260%, 3/15/33	5,260,000	5,737,399
LB Commercial Conduit Mortgage Trust,
Series 98-C4 A1B
6.210%, 10/15/35	1,425,000	1,508,206
LB-UBS Commercial Mortgage Trust,
Series 03-C7 A2
4.064%, 9/15/27 (l)	1,730,000	1,717,938

AXA PREMIER VIP TRUST

AXA PREMIER VIP CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2005 (Unaudited)

	Principal Amount	Value (Note 1)
MASTR Alternative Loans Trust,
Series 04-4 1A1
5.500%, 5/25/34	$2,000,655	$1,985,464
Merrill Lynch Mortgage Investors, Inc.,
Series 03-A1 3A
4.910%, 12/25/32 (l)	803,895	794,441
Morgan Stanley Capital I,
Series 98-WF1 A2
6.550%, 3/15/30	3,223,594	3,377,096
Paine Webber Mortgage Acceptance Corp.,
Series 99-C1 A2
6.820%, 4/15/09	283,500	304,900
Salomon Brothers Mortgage Securities VII,
Series 01-C2 A3
6.499%, 10/13/11	8,650,000	9,570,665
Sequoia Mortgage Trust,
Series 03-4 2A1
3.610%, 7/20/33 (l)	682,802	683,628
Series 10-2A1
3.640%, 10/20/27 (l)	564,254	565,063
Structured Asset Mortgage Investments, Inc.,
Series 02-AR3 A1
3.590%, 9/19/32 (l)	327,186	327,373
Structured Asset Securities Corp.,
Series 00-2A 7
3.650%, 1/21/09 § (l)	3,204,358	3,185,324
Series 01-3A 1A1
3.794%, 3/25/31 (l)	3,899	3,933
Series 02-HF2 A1
3.814%, 7/25/32 (l)	69,728	69,799
Series 02-HF2 A3
3.814%, 7/25/32 (l)	133,146	133,281
Wachovia Bank Commercial Mortgage Trust,
Series 05-C17 APB
5.016%, 3/15/42	5,110,000	5,276,803
Washington Mutual, Inc.,
Series 00-3A
3.847%, 12/25/40 (l)	303,639	303,056
Series 02-AR10 A6
4.816%, 10/25/32 (l)	510,037	513,470
Series 02-AR6 A
3.904%, 6/25/42 (l)	652,647	659,181
Series 02-AR9 1A
3.746%, 8/25/42 (l)	880,269	884,473
Series 03-R1 A1
3.584%, 12/25/27 (l)	2,309,688	2,307,433
Wells Fargo Mortgage Backed Securities Trust,
Series 04-K 1A2
4.481%, 7/25/34 (l)	7,024,276	6,986,608

		138,308,976

Total Asset-Backed and Mortgage-Backed Securities		248,982,107

Consumer Discretionary (2.0%)
Automobiles (0.9%)
DaimlerChrysler AG
7.450%, 3/1/27	330,000	375,750
DaimlerChrysler NA Holdings Corp.
4.270%, 9/26/05 (l)	1,490,000	1,492,067
3.890%, 5/24/06 (l)	2,700,000	2,706,934
4.050%, 6/4/08	200,000	196,937
Ford Motor Co.
7.450%, 7/16/31	649,000	541,795
Ford Motor Credit Co.
6.875%, 2/1/06	$8,495,000	$8,579,908
5.800%, 1/12/09^	3,400,000	3,227,606
General Motors Corp.
8.250%, 7/15/23^	630,000	521,325

		17,642,322

Hotels, Restaurants & Leisure (0.1%)
Caesars Entertainment, Inc.
7.875%, 12/15/05^	900,000	913,500
7.500%, 9/1/09	500,000	551,250

		1,464,750

Household Durables (0.1%)
Centex Corp.
5.250%, 6/15/15	1,300,000	1,298,920
Lennar Corp.
5.600%, 5/31/15 §	780,000	799,371
Ryland Group, Inc.
5.375%, 5/15/12	930,000	944,797

		3,043,088

Media (0.8%)
AOL Time Warner, Inc.
6.125%, 4/15/06^	415,000	421,490
7.625%, 4/15/31	1,245,000	1,554,867
Comcast Cable Communications Holdings, Inc.
8.375%, 3/15/13	1,900,000	2,316,767
Comcast Cable Communications, Inc.
6.375%, 1/30/06	190,000	192,672
Comcast Corp.
6.500%, 1/15/15	969,000	1,080,086
7.050%, 3/15/33^	560,000	661,161
5.650%, 6/15/35	175,000	174,266
Continental Cablevision, Inc.
8.300%, 5/15/06	770,000	798,186
COX Communications, Inc.
7.125%, 10/1/12	115,000	128,964
4.625%, 6/1/13	550,000	533,891
Historic TW, Inc.
6.625%, 5/15/29	200,000	222,853
News America Holdings, Inc.
7.750%, 1/20/24	145,000	174,027
News America, Inc.
7.125%, 4/8/28	275,000	314,068
7.300%, 4/30/28	425,000	494,600
7.280%, 6/30/28	525,000	610,388
6.200%, 12/15/34	970,000	1,018,008
TCI Communications, Inc.
7.875%, 8/1/13	130,000	154,735
7.875%, 2/15/26	1,070,000	1,336,369
7.125%, 2/15/28	360,000	420,135
Time Warner Cos., Inc.
8.180%, 8/15/07	300,000	322,731
7.570%, 2/1/24	10,000	12,218
6.950%, 1/15/28	1,505,000	1,733,755
Time Warner, Inc.
6.750%, 4/15/11	135,000	149,605
7.700%, 5/1/32	748,000	946,237
Turner Broadcasting System, Inc.
8.375%, 7/1/13	65,000	79,712
Viacom, Inc.
7.875%, 7/30/30	400,000	469,228

		16,321,019

Multiline Retail (0.1%)
Federated Department Stores, Inc.
6.790%, 7/15/27	610,000	689,487

AXA PREMIER VIP TRUST

AXA PREMIER VIP CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2005 (Unaudited)

	Principal Amount	Value (Note 1)
May Department Stores Co.
7.875%, 3/1/30	$160,000	$202,328
6.700%, 7/15/34	325,000	363,357
8.125%, 8/15/35	500,000	586,611

		1,841,783

Total Consumer Discretionary		40,312,962

Consumer Staples (0.2%)
Beverages (0.0%)
Diageo Capital plc
3.375%, 3/20/08^	895,000	878,008

Food & Staples Retailing (0.1%)
Albertson’s, Inc.
7.750%, 6/15/26	555,000	637,924
7.450%, 8/1/29^	285,000	324,540
Delhaize America, Inc.
7.375%, 4/15/06	750,000	766,330
Kroger Co.
6.800%, 4/1/11	275,000	301,977

		2,030,771

Food Products (0.1%)
General Mills, Inc.
5.125%, 2/15/07	750,000	761,694
Sara Lee Corp.
3.875%, 6/15/13^	655,000	609,526

		1,371,220

Total Consumer Staples		4,279,999

Energy (0.4%)
Oil & Gas (0.4%)
Anadarko Finance Co.
7.500%, 5/1/31	455,000	574,437
Conoco Funding Co.
6.350%, 10/15/11	200,000	221,459
Conoco, Inc.
8.350%, 8/1/06	280,000	290,796
ConocoPhillips
7.000%, 3/30/29	30,000	37,646
5.900%, 10/15/32	700,000	786,404
Devon Financing Corp.
7.875%, 9/30/31	1,230,000	1,599,863
EnCana Corp.
6.500%, 8/15/34	375,000	430,363
Enterprise Products Operating LP
4.000%, 10/15/07	575,000	569,255
Occidental Petroleum Corp.
8.450%, 2/15/29	155,000	223,853
Pemex Project Funding Master Trust
5.750%, 12/15/15 §	600,000	597,300
Petro-Canada
5.950%, 5/15/35	1,595,000	1,668,446
Statoil ASA
5.125%, 4/30/14 §	760,000	791,734
Suncor Energy, Inc.
5.950%, 12/1/34^	260,000	289,237
Tosco Corp.
7.250%, 1/1/07	400,000	416,455

Total Energy		8,497,248

Financials (8.3%)
Capital Markets (0.3%)
Credit Suisse First Boston USA, Inc.
4.700%, 6/1/09^	975,000	990,772
Lehman Brothers Holdings, Inc.
7.000%, 2/1/08^	340,000	363,019
Morgan Stanley
3.250%, 7/1/05	$600,000	$591,053
5.800%, 4/1/07	1,025,000	1,053,578
3.875%, 1/15/09	1,898,000	1,873,911
4.250%, 5/15/10^	575,000	571,181
5.300%, 3/1/13	300,000	311,771

		5,755,285

Commercial Banks (2.6%)
American Express Bank FSB
3.350%, 11/21/07 (1)	2,750,000	2,752,076
American Express Centurion Bank
4.375%, 7/30/09	600,000	604,361
Bank of America Corp.
4.750%, 10/15/06^	2,761,000	2,789,590
5.250%, 2/1/07	1,325,000	1,352,233
6.250%, 4/1/08	425,000	448,278
4.375%, 12/1/10	275,000	276,107
Bank Of New York
3.800%, 2/1/08	1,200,000	1,190,297
Bank One NA/Illinois
3.700%, 1/15/08^	1,250,000	1,240,192
Bank One NA/Texas
6.250%, 2/15/08	1,000,000	1,053,703
BankBoston NA
6.375%, 4/15/08	625,000	659,987
Barclays Bank plc
8.550%, 9/29/49 §(1)	900,000	1,082,768
6.278%, 12/31/49	1,100,000	1,123,650
Depfa ACS Bank
3.625%, 10/29/08	2,000,000	1,976,120
HBOS plc
3.125%, 1/12/07 §	950,000	938,773
HBOS Treasury Services plc
3.600%, 8/15/07 §(b)	780,000	772,811
3.500%, 11/30/07 §	1,285,000	1,268,549
HSBC Bank USA N.A.
3.870%, 6/7/07	7,625,000	7,573,676
3.875%, 9/15/09	2,300,000	2,267,540
HSBC Capital Funding LP
4.610%, 12/31/49 §(1)	550,000	536,733
National City Bank/Indiana
3.300%, 5/15/07	500,000	493,725
National City Bank/Ohio
3.375%, 10/15/07	1,325,000	1,310,914
National Westminster Bank plc/ United Kingdom
7.375%, 10/1/09	725,000	813,847
Rabobank Capital Funding II
5.260%, 12/31/49 §(1)	780,000	802,422
Royal Bank of Scotland Group plc
7.648%, 8/31/49 (1)	900,000	1,144,509
State Street Bank & Trust Co.
3.330%, 12/11/06 (1)^	1,800,000	1,799,982
Suntrust Bank
3.458%, 6/2/09 (1)	650,000	650,618
4.415%, 6/15/09	980,000	989,068
SunTrust Banks, Inc.
3.625%, 10/15/07	845,000	833,877
4.000%, 10/15/08	895,000	890,165
U.S. Bancorp
3.950%, 8/23/07^	100,000	99,843
U.S. Bank NA
2.870%, 2/1/07	555,000	546,053
2.400%, 3/12/07	825,000	805,059
Wachovia Corp.
6.300%, 4/15/08 (1)	1,165,000	1,234,065

AXA PREMIER VIP TRUST

AXA PREMIER VIP CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2005 (Unaudited)

	Principal Amount	Value (Note 1)
Wells Fargo & Co.
5.125%, 2/15/07	$1,435,000	$1,458,725
4.125%, 3/10/08	2,350,000	2,347,662
4.000%, 8/15/08	720,000	718,728
4.200%, 1/15/10^	5,245,000	5,242,236

		52,088,942

Consumer Finance (0.6%)
General Motors Acceptance Corp.
7.500%, 7/15/05	928,000	928,472
4.395%, 10/20/05 (l)	1,130,000	1,130,963
6.750%, 1/15/06	6,900,000	6,954,441
4.145%, 5/18/06 (l)	1,200,000	1,194,323
6.875%, 8/28/12^	300,000	274,625
8.000%, 11/1/31^	411,000	366,753
Household Finance Corp.
4.750%, 5/15/09	450,000	456,464
HSBC Finance Corp.
6.450%, 2/1/09	65,000	69,409
SLM Corp.
5.630%, 4/10/07^	1,075,000	1,102,144
4.000%, 1/15/10^	425,000	419,834

		12,897,428

Diversified Financial Services (3.9%)
Associates Corp. of North America
6.250%, 11/1/08	650,000	691,568
6.875%, 11/15/08	4,100,000	4,444,826
Belvoir Land LLC
5.270%, 12/15/47 §	825,000	839,899
Citicorp
7.750%, 6/15/06	25,000	25,812
Citigroup, Inc.
3.500%, 2/1/08	3,580,000	3,529,533
3.625%, 2/9/09	980,000	963,801
6.200%, 3/15/09	905,000	965,564
4.125%, 2/22/10^	6,580,000	6,556,641
5.850%, 12/11/34	550,000	607,994
Eksportfinans A/S
3.375%, 1/15/08	4,070,000	4,012,519
General Electric Capital Corp.
3.450%, 7/16/07^	700,000	690,849
3.450%, 1/15/08	13,175,000	13,082,222
4.130%, 3/4/08	4,865,000	4,870,439
3.600%, 10/15/08	1,980,000	1,946,673
4.125%, 9/1/09	12,325,000	12,282,885
Goldman Sachs Group, Inc.
3.778%, 6/28/10	10,000,000	10,008,540
Irwin Land LLC
5.300%, 12/15/35	1,195,000	1,214,753
JPMorgan Chase & Co.
5.250%, 5/30/07	435,000	444,092
4.000%, 2/1/08	740,000	736,234
6.375%, 2/15/08	775,000	814,823
MassMutual Global Funding II
2.550%, 7/15/08 §	850,000	811,277
Merrill Lynch & Co., Inc.
4.250%, 2/8/10	720,000	718,213
Nationwide Building Society
2.625%, 1/30/07 §	375,000	367,061
3.500%, 7/31/07 §	1,975,000	1,951,744
4.250%, 2/1/10 §	295,000	294,265
New York Life Global Funding
3.875%, 1/15/09 §	775,000	768,798
Pemex Finance Ltd.
9.030%, 2/15/11	100,000	112,367
Racers,
Series 97-R-8-3
3.568%, 8/15/07 §†(l)(b)	800,000	768,244
TIAA Global Markets
3.875%, 1/22/08 §	$1,895,000	$1,883,130
UFJ Finance Aruba AEC
6.750%, 7/15/13^	330,000	368,017
USAA Capital Corp.
4.000%, 12/10/07 §	975,000	973,431

		77,746,214

Insurance (0.7%)
Allstate Financial Global Funding
6.150%, 2/1/06 §	1,350,000	1,367,171
Berkshire Hathaway Finance Corp.
3.400%, 7/2/07	2,140,000	2,112,426
4.125%, 1/15/10^§	2,015,000	2,002,930
4.750%, 5/15/12 §	1,025,000	1,034,357
Liberty Mutual Group
6.500%, 3/15/35^§	680,000	673,744
Metlife, Inc.
5.700%, 6/15/35	775,000	798,928
Metropolitan Life Global Funding I
4.750%, 6/20/07 §	200,000	202,727
4.250%, 7/30/09 §	800,000	802,775
4.500%, 5/5/10 §	925,000	930,968
Monumental Global Funding II
4.375%, 7/30/09 §	800,000	801,089
Monumental Global Funding III
5.200%, 1/30/07 §	1,175,000	1,196,701
Platinum Underwriters Finance, Inc.
7.500%, 6/1/17 §	1,050,000	1,064,705
Protective Life Secured Trust
3.700%, 11/24/08	730,000	718,963
XL Capital Ltd.
6.375%, 11/15/24^	535,000	582,244

		14,289,728

Real Estate (0.2%)
Archstone-Smith Operating Trust (REIT)
5.625%, 8/15/14	725,000	760,895
AvalonBay Communities, Inc. (REIT)
6.625%, 9/15/11	270,000	297,395
4.950%, 3/15/13	550,000	554,180
EOP Operating LP
7.000%, 7/15/11	680,000	754,030
ERP Operating LP
6.625%, 3/15/12	445,000	495,743
Rouse Co. (REIT)
3.625%, 3/15/09	1,160,000	1,097,082

		3,959,325

Thrifts & Mortgage Finance (0.0%)
World Savings Bank FSB
4.125%, 3/10/08^	1,125,000	1,122,594

Total Financials		167,859,516

Government Securities (77.6%)
Agency CMO (6.3%)
Federal Home Loan Mortgage Corp.
5.000%, 11/15/17	2,660,000	2,717,960
4.500%, 8/1/19	98,679	98,325
4.500%, 11/1/19	1,882,166	1,875,421
4.500%, 2/1/20	27,953	27,847
4.500%, 3/1/20	1,208,999	1,204,424
4.500%, 4/1/20	4,189,043	4,173,176
4.500%, 5/1/20	3,904,269	3,889,481
3.570%, 12/15/29 (l)	49,151	49,279
6.000%, 12/15/29	88,189	88,340
5.500%, 1/15/31	3,900,000	4,002,518
5.500%, 4/15/35	4,724,941	4,897,072

AXA PREMIER VIP TRUST

AXA PREMIER VIP CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2005 (Unaudited)

	Principal Amount		Value (Note 1)
5.500%, 6/15/35		$3,960,000	$4,103,550
6.500%, 7/25/43		1,494,636	1,561,957
Federal National Mortgage Association
6.000%, 12/25/08		20,607	20,607
3.000%, 8/25/09		500,000	497,208
3.500%, 4/25/17		1,130,475	1,124,120
5.000%, 3/25/18		1,190,000	1,216,123
4.500%, 9/25/18		1,500,000	1,486,172
5.310%, 8/25/33		2,900,000	2,923,020
5.500%, 12/25/33		4,207,341	4,317,034
5.500%, 4/1/34		10,575,019	10,729,383
5.500%, 5/1/34		5,999,402	6,086,976
6.500%, 7/25/34		2,567,716	2,703,760
5.500%, 8/31/34		1,160,000	1,186,460
5.500%, 2/1/35		23,154,103	23,484,390
3.390%, 3/25/35		4,690,000	4,694,409
5.500%, 6/1/35		580,160	588,447
4.500%, 7/25/20 TBA		1,800,000	1,791,562
5.500%, 7/25/20 TBA		1,100,000	1,128,875
4.500%, 7/25/35 TBA		1,100,000	1,075,593
6.500%, 8/25/35 TBA		24,900,000	25,748,144
Government National Mortgage Association
6.500%, 6/20/32		182,201	194,058
Small Business Administration Participation Certificates
4.930%, 1/1/24		908,151	927,565
4.340%, 3/1/24		5,756,360	5,705,148
4.625%, 2/1/25		500,000	502,118

			126,820,522

Foreign Governments (4.6%)
Bundesrepublik Deutscheland
6.500%, 7/4/27	EUR	200,000	347,577
5.500%, 1/4/31	EUR	5,610,000	8,866,068
Federative Republic of Brazil
4.250%, 4/15/06 (l)		$550,400	550,560
11.500%, 3/12/08		100,000	114,850
11.500%, 3/12/08		1,130,000	1,295,714
4.313%, 4/15/09 (l)		1,223,612	1,209,908
9.230%, 6/29/09 (l)		2,000,000	2,317,700
11.000%, 1/11/12		2,100,000	2,493,750
4.313%, 4/15/12 (l)		2,278,736	2,191,916
8.875%, 10/14/19		3,600,000	3,816,000
8.875%, 4/15/24		150,000	155,062
11.000%, 8/17/40		4,500,000	5,384,250
Government of Chile
5.500%, 1/15/13		1,000,000	1,063,600
Government of Croatia
3.813%, 7/31/06 (l)		30,979	31,010
3.813%, 7/31/10 (l)		1,132,500	1,134,199
Government of France
4.750%, 4/25/35	EUR	7,750,000	11,161,251
Israel Government AID Bond
5.500%, 4/26/24		$1,950,000	2,185,197
5.500%, 9/18/33		1,945,000	2,230,318
Japan Financial Corp. for Municipal Enterprises
4.625%, 4/21/15		2,200,000	2,238,201
Kingdom of Spain
5.750%, 7/30/32	EUR	2,200,000	3,603,746
Republic of Bulgaria
3.750%, 7/28/12 (l)		$678,571	679,182
Republic of Italy
3.800%, 10/10/06		148,000,000	1,341,519
3.800%, 3/27/08	JPY	364,000,000	3,608,843
Republic of Panama
8.250%, 4/22/08		$100,000	109,000
9.625%, 2/8/11		350,000	418,442
Republic of Peru
9.125%, 1/15/08		$500,000	$552,500
9.125%, 2/21/12		1,493,000	1,746,810
5.000%, 3/7/17 (l)		99,000	93,555
5.000%, 3/7/17 (l)		1,657,500	1,578,769
Republic of South Africa
7.375%, 4/25/12		60,000	68,937
6.500%, 6/2/14		1,480,000	1,652,050
Russian Federation
10.000%, 6/26/07 (m)		2,800,000	3,082,240
8.250%, 3/31/10 (m)		3,250,000	3,545,425
5.000%, 3/31/30 (e)(m)		12,060,000	13,463,784
Swedish Export Credit AB
2.875%, 1/26/07		850,000	836,433
United Mexican States
3.840%, 1/13/09 (l)		950,000	963,300
10.375%, 2/17/09		2,550,000	3,040,365
8.375%, 1/14/11		565,000	657,660
5.875%, 1/15/14^		915,000	954,802
8.125%, 12/30/19		1,180,000	1,448,450
8.000%, 9/24/22^		1,175,000	1,439,375

			93,672,318

Municipal Bonds (0.7%)
California State Economic Recovery
Series A
7.220%, 7/1/12 § (l)		800,000	973,728
8.160%, 7/1/13 § (l)		125,000	155,993
Clark County, Nevada School District,
Series C
8.400%, 6/15/13 § (l)		505,000	637,451
Cook County, Illinois,
Series B
5.000%, 11/15/12		1,245,000	1,371,106
Energy NorthWest Washington Electricity Revenue
8.460%, 7/1/14 § (l)		500,000	642,290
Florida State Board of Education
5.000%, 6/1/33		320,000	339,818
Florida State Turnpike Authority
5.000%, 7/1/33		80,000	84,503
Golden State Tobacco Securitization Corp./CA
6.750%, 6/1/39		730,000	821,754
7.900%, 6/1/42		230,000	277,815
Honolulu, Hawaii City & County Board
5.000%, 7/1/10		700,000	761,005
Los Gatos, California Union School District
5.000%, 8/1/30		160,000	170,142
Michigan State Building Authority
5.250%, 10/15/12		1,550,000	1,745,052
New Jersey State Transportation Trust Fund Authority
7.110%, 6/15/11 §		775,000	901,309
New York City Municipal Water Finance Authority
5.000%, 6/15/29		300,000	315,237
7.660%, 6/15/34 §		260,000	287,472
7.900%, 6/15/34 § (l)		100,000	113,142
New York State Environmental Facilities Corp.
5.000%, 6/15/32		210,000	223,427
Salt River Project Agricultural Improvement & Power District/Arizona
5.000%, 1/1/31		350,000	369,897

AXA PREMIER VIP TRUST

AXA PREMIER VIP CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2005 (Unaudited)

	Principal Amount	Value (Note 1)
San Francisco/CA City & County Public Utilities Commission,
5.000%, 11/1/32	$300,000	$316,131
South Carolina Transportation Infrastructure
5.000%, 10/1/33	190,000	201,430
State of California Economic Recovery Tobacco Settlement Financing Corp./NJ
6.000%, 6/1/37	250,000	261,148
6.750%, 6/1/39	795,000	887,713
6.250%, 6/1/43	1,930,000	2,051,011

		13,908,574

Supranational (0.2%)
European Investment Bank
3.000%, 9/20/06	100,000,000	934,009
Export-Import Bank of China
5.250%, 7/29/14 §	3,700,000	3,850,335

		4,784,344

U.S. Government Agencies (37.7%)
Federal Home Loan Mortgage Corp.
6.875%, 7/15/08	12,346	12,767
4.000%, 6/1/10	1,563,120	1,546,678
4.625%, 5/28/13	850,000	840,434
6.000%, 1/1/14	56,040	57,945
5.500%, 2/1/14	576,858	592,606
6.000%, 7/1/14	31,575	32,658
6.000%, 2/1/17	1,303,057	1,347,487
6.500%, 3/1/17	125,163	130,284
6.000%, 4/1/17	948,006	980,382
6.000%, 5/1/17	9,262	9,578
6.000%, 7/1/17	153,090	158,302
6.000%, 8/1/17	183,683	189,954
5.500%, 11/1/17	206,524	212,040
4.000%, 5/1/18	876,473	858,236
4.500%, 4/1/19	377,397	376,044
4.000%, 5/1/19	2,726,429	2,708,469
4.500%, 6/1/19	768,653	765,852
4.500%, 4/1/20	1,891,761	1,884,595
6.500%, 4/1/31	2,467	2,555
5.638%, 11/1/31 (l)	163,711	168,433
5.500%, 10/15/33	2,998,636	3,095,139
5.000%, 4/1/34	6,354,686	6,362,736
5.000%, 7/15/20 TBA	11,300,000	11,423,599
5.500%, 7/15/20 TBA	300,000	307,781
5.500%, 7/15/35 TBA	4,000,000	4,055,000
Federal National Mortgage Association
2.350%, 4/29/06	6,640,000	6,563,846
3.235%, 9/7/06 (l)	18,300,000	18,293,046
4.000%, 10/16/06	7,200,000	7,215,055
2.710%, 1/30/07	12,775,000	12,560,865
2.350%, 4/5/07	6,220,000	6,065,856
2.920%, 8/15/07 (e)	2,980,000	2,978,295
3.125%, 3/16/09^	2,180,000	2,110,401
6.625%, 9/15/09	1,300,000	1,432,544
7.125%, 6/15/10	5,935,000	6,759,223
5.500%, 3/15/11^	4,450,000	4,773,288
6.000%, 5/15/11	1,295,000	1,424,233
4.750%, 2/21/13	775,000	774,158
7.000%, 4/1/15	142,050	148,854
5.125%, 5/27/15	3,800,000	3,840,390
6.000%, 3/1/16	24,992	25,848
6.000%, 4/1/16	3,220	3,331
7.000%, 4/1/16	166,860	174,852
6.000%, 8/1/16	106,463	110,111
5.500%, 2/1/17	806,243	828,203
6.000%, 5/1/17	26,691	27,607
5.500%, 6/1/17	$231,352	$237,633
5.500%, 8/1/17	184,369	189,375
6.000%, 8/1/17	14,437	14,932
5.500%, 10/1/17	177,467	182,301
5.500%, 12/1/17	12,878	13,229
5.000%, 1/1/18	2,895,243	2,929,514
6.000%, 1/1/18	13,006	13,452
5.000%, 3/1/18	5,814,952	5,884,655
4.500%, 4/1/18	504,967	503,034
5.500%, 4/1/18	1,962,492	2,015,769
4.500%, 5/1/18	757,309	754,775
5.000%, 6/1/18	816,513	826,301
4.500%, 10/1/18	431,830	430,177
5.000%, 10/1/18	28,491	28,833
5.500%, 10/1/18	18,688	19,196
5.500%, 11/1/18	8,287,746	8,513,480
5.000%, 1/1/19	874,216	884,695
4.500%, 2/1/19	1,027,437	1,023,360
5.500%, 3/1/19	791,219	812,760
5.000%, 5/1/19	662,008	669,778
5.000%, 6/1/19	86,480	87,495
5.500%, 7/1/19	42,009	43,149
5.000%, 12/1/19	11,467,122	11,602,130
4.571%, 1/1/28 (l)	374,796	385,947
6.000%, 8/25/28	3,931,301	4,000,308
6.500%, 2/1/31	2,906	3,014
6.500%, 8/1/31	1,362	1,413
7.000%, 8/1/31	86,652	91,404
7.000%, 3/1/32	150,433	158,684
7.000%, 4/1/32	320,383	337,943
6.500%, 6/1/32	485,245	503,026
7.000%, 7/1/32	94,137	99,294
6.500%, 8/1/32	421,620	437,340
6.500%, 9/1/32	3,771,262	3,909,448
7.000%, 10/1/32	94,380	99,554
6.500%, 11/1/32	426,836	442,476
6.500%, 12/1/32	102,339	106,089
6.500%, 2/1/33	126,833	131,342
3.433%, 3/1/33 (l)	349,064	352,585
5.146%, 4/1/33 (l)	445,189	449,005
5.500%, 4/1/33	3,659,975	3,713,400
5.500%, 6/1/33	38,365,570	38,925,597
5.500%, 10/1/33	790,220	801,755
6.500%, 10/1/33	21,405	22,166
5.500%, 1/25/34	4,101,949	4,207,068
5.500%, 2/1/34	1,825,307	1,851,344
5.500%, 3/1/34	6,883,855	6,982,050
5.500%, 4/1/34	37,478,821	38,014,712
5.500%, 5/1/34	9,572,221	9,708,766
5.500%, 6/1/34	4,833,924	4,902,881
5.500%, 7/1/34	8,593,356	8,715,939
6.500%, 7/1/34	185,676	192,222
5.500%, 8/1/34	447,282	453,663
5.500%, 9/1/34	22,502,248	22,823,236
6.500%, 9/1/34	752,571	779,104
7.000%, 9/1/34	144,522	152,411
5.500%, 11/1/34	44,022,764	44,650,737
5.500%, 1/1/35	76,902,548	77,999,542
5.500%, 2/1/35	53,925,443	54,709,253
5.500%, 2/25/35	3,430,000	3,542,856
5.500%, 3/1/35	31,356,717	31,804,616
5.500%, 4/1/35	3,042,731	3,086,193
4.988%, 5/1/35 (l)	14,158,598	14,364,379
5.442%, 12/1/40 (l)	433,588	446,631
5.000%, 7/25/20 TBA	3,900,000	3,942,658
5.500%, 8/25/34 TBA	18,000,000	18,213,750
5.000%, 7/25/35 TBA	1,300,000	1,300,000
5.500%, 7/25/35 TBA	130,550,000	132,304,331

AXA PREMIER VIP TRUST

AXA PREMIER VIP CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2005 (Unaudited)

	Principal Amount	Value (Note 1)
6.000%, 8/25/35 TBA	$51,200,000	$52,431,974
Government National Mortgage Association
3.750%, 7/20/27 (l)	13,454	13,661
3.750%, 7/20/27 (l)	9,100	9,258
6.000%, 11/15/28	38,187	39,413
6.000%, 1/15/29	95,594	98,793
6.000%, 2/15/29	36,438	37,607
6.500%, 5/15/29	43,096	45,045
6.000%, 6/15/29	48,279	49,828
7.000%, 4/15/31	23,875	25,289
7.000%, 9/15/31	96,495	102,219
7.000%, 10/15/31	12,821	13,581
6.000%, 11/15/31	24,186	24,977
6.000%, 12/15/31	155,452	160,537
7.000%, 2/15/32	64,156	67,953
7.000%, 4/15/32	58,135	61,574
6.000%, 5/15/32	14,559	15,033
7.000%, 5/15/32	62,027	65,701
6.000%, 11/15/32	453,037	467,808
6.000%, 1/15/33	632,150	652,550
7.000%, 2/15/33	128,772	136,341
6.000%, 3/15/33	1,591,395	1,642,750
5.500%, 4/15/33	238,823	244,127
6.000%, 11/15/33	190,121	196,256
5.500%, 7/15/35 TBA	3,700,000	3,777,471
6.000%, 7/15/35 TBA	4,400,000	4,537,500
Housing Urban Development
5.380%, 8/1/18	1,660,000	1,750,961
Resolution Funding Corp.
(Zero Coupon), 7/15/18	75,000	42,161
(Zero Coupon), 10/15/18	75,000	41,644
Small Business Administration
4.524%, 2/10/13	1,273,170	1,280,655
4.628%, 3/10/13	1,094,934	1,103,840
4.504%, 2/1/14	1,042,323	1,046,280

		762,212,502

U.S. Treasuries (28.1%)
U.S. Treasury Bonds
10.375%, 11/15/12^	6,280,000	7,223,225
8.125%, 8/15/19^	7,475,000	10,592,307
8.500%, 2/15/20^	9,680,000	14,197,840
8.750%, 8/15/20^	5,720,000	8,606,815
8.000%, 11/15/21^	14,595,000	21,029,906
6.000%, 2/15/26^	15,415,000	18,992,960
5.500%, 8/15/28	3,040,000	3,579,956
5.375%, 2/15/31^	15,415,000	18,189,700
Inflation Indexed
2.375%, 1/15/25^	11,647,701	12,750,133
U.S. Treasury Notes
2.875%, 11/30/06^	101,750,000	100,712,659
3.000%, 12/31/06^	3,405,000	3,373,742
3.125%, 1/31/07^	67,350,000	66,818,541
3.375%, 2/28/07^	26,815,000	26,697,684
3.875%, 3/31/07^	67,900,000	68,003,412
3.625%, 4/30/07^	5,860,000	5,856,794
3.500%, 5/31/07^	40,785,000	40,660,728
3.375%, 9/15/09^	600,000	591,961
4.000%, 3/15/10	23,800,000	24,059,372
3.875%, 5/15/10^	1,275,000	1,282,271
3.625%, 6/15/10	3,405,000	3,390,103
4.875%, 2/15/12	32,600,000	34,622,211
4.250%, 8/15/13	2,300,000	2,357,500
4.250%, 11/15/14^	6,000,000	6,140,862
1.625%, 1/15/15	7,560,358	7,532,891
4.125%, 5/15/15	9,750,000	9,892,438
7.125%, 2/15/23^	23,100,000	31,217,479
Inflation Indexed
3.375%, 1/15/12^	6,598,207	7,368,086
2.000%, 7/15/14^	$10,998,316	$11,332,995

		567,074,571

Total Government Securities		1,568,472,831

Health Care (0.3%)
Health Care Equipment & Supplies (0.0%)
Boston Scientific Corp.
5.450%, 6/15/14	490,000	514,374

Health Care Providers & Services (0.2%)
HCA, Inc.
7.125%, 6/1/06	2,500,000	2,553,595
WellPoint, Inc.
5.950%, 12/15/34	930,000	1,015,152

		3,568,747

Pharmaceuticals (0.1%)
Bristol-Myers Squibb Co.
6.875%, 8/1/97	150,000	186,902
Merck & Co., Inc.
4.750%, 3/1/15	1,250,000	1,261,156
Schering Plough Corp.
6.500%, 12/1/33	550,000	662,771

		2,110,829

Total Health Care		6,193,950

Industrials (0.5%)
Aerospace & Defense (0.2%)
Lockheed Martin Corp.
8.500%, 12/1/29	1,045,000	1,509,164
7.200%, 5/1/36	170,000	219,599
Northrop Grumman Corp.
4.079%, 11/16/06	1,105,000	1,101,808
7.125%, 2/15/11	255,000	288,396
7.750%, 2/15/31	275,000	371,980

		3,490,947

Airlines (0.1%)
Continental Airlines, Inc.
7.056%, 3/15/11^	850,000	877,935
Delta Air Lines, Inc.,
Series 00-1
7.570%, 11/18/10^	500,000	470,383
Southwest Airlines Co.
5.125%, 3/1/17	425,000	416,746
United Air Lines, Inc.,
Series 00-2
7.186%, 4/1/11 (h)^	513,093	490,979
Series 01-1
6.602%, 9/1/13 (h)^	461,516	447,601

		2,703,644

Industrial Conglomerates (0.1%)
General Electric Co.
5.000%, 2/1/13	1,081,000	1,116,143
Tyco International Group S.A.
6.125%, 11/1/08	500,000	529,427
7.000%, 6/15/28	390,000	470,337

		2,115,907

Road & Rail (0.1%)
Canadian National Railway Co.
4.400%, 3/15/13	100,000	98,749
Union Pacific Corp.
6.250%, 5/1/34	675,000	761,531

		860,280

Total Industrials		9,170,778

AXA PREMIER VIP TRUST

AXA PREMIER VIP CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2005 (Unaudited)

	Principal Amount	Value (Note 1)
Materials (0.2%)
Metals & Mining (0.0%)
Noranda, Inc.
5.500%, 6/15/17	$700,000	$698,518

Paper & Forest Products (0.2%)
Fort James Corp.
6.875%, 9/15/07^	3,000,000	3,120,000
Georgia-Pacific Corp.
7.500%, 5/15/06	465,000	476,625

		3,596,625

Total Materials		4,295,143

Telecommunication Services (1.3%)
Diversified Telecommunication Services (1.2%)
AT&T Corp.
9.050%, 11/15/11	38,000	43,795
9.750%, 11/15/31	698,000	908,273
BellSouth Corp.
4.258%, 4/26/06 §	4,750,000	4,761,633
4.200%, 9/15/09	650,000	647,694
6.550%, 6/15/34^	650,000	740,088
British Telecommunications plc
8.875%, 12/15/30	15,000	21,175
Citizens Communications Co.
9.000%, 8/15/31^	65,000	66,625
Deutsche Telekom International Finance BV
8.250%, 6/15/30	340,000	460,353
France Telecom S.A.
8.500%, 3/1/31	450,000	627,393
New England Telephone & Telegraph
7.875%, 11/15/29	25,000	31,569
Qwest Corp.
7.625%, 6/15/15 §	1,580,000	1,613,575
SBC Communications, Inc.
4.389%, 6/5/06 §	4,450,000	4,460,902
6.450%, 6/15/34	1,025,000	1,152,427
6.150%, 9/15/34	75,000	81,243
Sprint Capital Corp.
6.875%, 11/15/28	270,000	309,928
8.750%, 3/15/32	1,210,000	1,683,244
Telecom Italia Capital S.A.
4.950%, 9/30/14 ^§	300,000	297,044
6.000%, 9/30/34 §	1,275,000	1,301,677
Telefonica Europe BV
8.218%, 8/1/15	550,000	634,581
Verizon Global Funding Corp.
7.750%, 6/15/32	425,000	551,370
Verizon Maryland, Inc.
5.125%, 6/15/33^	465,000	435,899
Verizon New Jersey, Inc.
5.875%, 1/17/12	2,460,000	2,600,500

		23,430,988

Wireless Telecommunication Services (0.1%)
Vodafone Group plc
7.750%, 2/15/10	1,985,000	2,266,443

Total Telecommunication Services		25,697,431

Utilities (0.9%)
Electric Utilities (0.6%)
Appalachian Power Co.
3.600%, 5/15/08	650,000	638,064
Dayton Power & Light Co.
5.625%, 10/1/13 (l)(b)(m)	900,000	937,552
Dominion Resources, Inc.
5.125%, 12/15/09^	150,000	153,963
7.200%, 9/15/14	$315,000	$365,827
Exelon Corp.
6.750%, 5/1/11	225,000	249,870
5.625%, 6/15/35	1,505,000	1,517,151
FirstEnergy Corp.
7.375%, 11/15/31	340,000	415,609
Florida Power & Light
4.950%, 6/1/35	875,000	862,993
Florida Power Corp.
5.900%, 3/1/33	275,000	300,094
Jersey Central Power & Light Co.
7.500%, 5/1/23	1,620,000	1,666,091
Pacific Gas & Electric Co.
4.204%, 4/3/06 (l)	39,000	39,000
Pepco Holdings, Inc.
6.450%, 8/15/12	2,130,000	2,324,160
Progress Energy, Inc.
7.750%, 3/1/31	705,000	879,632
Scottish Power, plc
4.910%, 3/15/10	1,100,000	1,115,933
TXU Corp.
6.500%, 11/15/24 §	1,100,000	1,077,496
Virginia Electric & Power Co.
5.750%, 3/31/06	345,000	349,384

		12,892,819

Gas Utilities (0.1%)
Columbia Energy Group
6.800%, 11/28/05	2,000,000	2,021,620

Multi-Utilities & Unregulated Power (0.2%)
Consolidated Natural Gas Co.
6.850%, 4/15/11	100,000	111,589
5.000%, 3/1/14	250,000	253,597
Dominion Resources, Inc.
5.950%, 6/15/35	800,000	828,650
GPU, Inc.
7.700%, 12/1/05	1,200,000	1,217,142
Ipalco Enterprises, Inc.
8.375%, 11/14/08	190,000	204,725
PSEG Power LLC
6.950%, 6/1/12	400,000	449,651
Texas Eastern Transmission LP
5.250%, 7/15/07	120,000	121,886

		3,187,240

Total Utilities		18,101,679

Total Long-Term Debt Securities (104.0%) (Cost $2,085,485,631)		2,101,863,644

	Number of Shares
PREFERRED STOCK:
Government Securities (0.1%)
U.S. Government Agency (0.1%)
Fannie Mae
7.000% (l)^ (Cost $2,215,000)	44,300	2,457,268

	Principal Amount
SHORT-TERM INVESTMENTS:
Certificates of Deposit (0.2%)
UBS AG/Connecticut
3.03%, 7/5/05 (l)	$4,000,000	3,999,934

Commercial Paper (5.8%)
Bank of Ireland
2.95%, 7/27/05 § (p)	8,000,000	7,982,366

AXA PREMIER VIP TRUST

AXA PREMIER VIP CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2005 (Unaudited)

	Principal Amount	Value (Note 1)
3.27%, 8/22/05 § (p)	$1,200,000	$1,194,245
3.30%, 8/23/05 § (p)	1,300,000	1,293,601
Ford Motor Credit Co.
3.66%, 8/26/05 (p)	2,500,000	2,485,587
General Electric Capital Corp.
3.31%, 9/8/05 (p)	16,600,000	16,493,760
Rabobank USA Finance Corp.
3.13%, 8/8/05 (p)	3,100,000	3,089,515
3.14%, 8/9/05 (p)	27,300,000	27,204,943
Skandinaviska Enskilda Banken AB
3.01%, 7/14/05 § (p)	8,400,000	8,390,168
3.24%, 8/16/05 § (p)	5,700,000	5,676,021
3.36%, 9/15/05 § (p)	16,100,000	15,985,046
Total Capital S.A.
3.13%, 8/8/05 § (p)	9,200,000	9,168,884
UBS Finance Delaware LLC
2.79%, 7/11/05 (p)	900,000	899,234
3.04%, 7/22/05 (p)	1,100,000	1,097,961
3.37%, 9/26/05 (p)	16,300,000	16,166,992

Total Commercial Paper		117,128,323

Government Securities (1.2%)
Federal Home Loan Mortgage Corp.
5.60%, 7/1/05	10,345	10,699
3.43%, 11/1/05 (o)	3,600,000	3,557,934
3.43%, 11/2/05 (o)	6,600,000	6,522,252
France Treasury Bill
(Zero Coupon), 9/22/05	1,300,000	1,566,448
Kingdom of Spain
1.95%, 8/19/05	7,600,000	9,176,279
U.S. Treasury Bills
2.95%, 9/1/05 #(a)	2,120,000	2,109,099
2.98%, 9/15/05 #(a)	175,000	173,892

Total Government Securities		23,116,603

	Number of Shares
Short-Term Fund of Cash Collateral for Securities Loaned (0.1%)
JPMorgan Securities Lending Collateral Investment Fund	1,988,971	1,988,971

	Principal Amount
Short-Term Investments of Cash Collateral for Securities Loaned (6.8%)
Banco Bilbao Viz Argentaria
3.11%, 7/15/05	$2,758,744	2,758,744
Banesto S.A. Madrid
3.44%, 9/27/05	2,809,281	2,809,281
Capital One Corp.,
Series 02-A2
3.22%, 7/15/05 (l)	2,248,533	2,248,533
Citigroup Global Markets, Inc.
3.49%, 7/1/05	3,932,994	3,932,994
Corsair Trust,
Series 1-1013
3.39%, 4/27/07 (l)	3,090,210	3,090,210
Depfa Bank Europe PLC
3.17%, 3/11/05	3,371,138	3,371,138
3.17%, 8/5/05	2,809,281	2,809,281
Deutsche Bank Securities, Inc.
3.20%, 7/14/05	11,237,126	11,237,126
Greenwich Capital Holdings, Inc.
3.51%, 7/1/05	11,237,126	11,237,126
3.51%, 7/1/05	23,036,108	23,036,108
Hartford Life, Inc.
3.24%, 6/30/06	898,970	898,970
Hewlett-Packard Co.
3.12%, 7/25/05	$2,788,961	$2,788,961
Lehman Brothers, Inc.
3.59%, 9/30/05 (l)	393,300	393,300
Merrill Lynch Securities, Inc.
3.54%, 7/1/05	43,371,169	43,371,169
Monumental Global Funding II
3.07%, 7/1/05 (l)	1,236,596	1,236,596
Natexis Banques Populaires Sing
3.18%, 8/5/05	8,427,844	8,427,845
New Center Asset Trust
3.09%, 7/1/05	2,235,159	2,235,159
New York Life Insurance Co.
3.22%, 9/30/05	2,809,281	2,809,281
Royal Bank of Scotland London
3.14%, 7/5/06 (l)	2,694,965	2,694,965
Sun Trust Bank/Atlanta, Georgia
3.27%, 5/17/06 (l)	2,809,281	2,809,281
Unicredito Italiano Milan
3.17%, 9/12/05	2,809,281	2,809,281
Washington Mutual Bank FA
3.10%, 7/8/05	1,101,521	1,101,521

Total Short-Term Investments of Cash Collateral for Securities Loaned		138,106,870

Time Deposit (1.7%)
JPMorgan Chase Nassau
2.70%, 7/1/05	34,023,788	34,023,788

Total Short-Term Investments (15.8%) (Cost/Amortized Cost $318,365,816)		318,364,489

	Number of Contracts (c)
OPTIONS PURCHASED:
Put Options Purchased (0.0%)
EURODollar Futures
September 2005 @ $92.25*	146	913
December 2005 @ $93.75*	700	4,375
U.S. 10 Year Treasury Note Futures
September 2005 @ $111.00*	131	26,609

Total Options Purchased (0.0%) (Cost $70,717)		31,897

Total Investments before Options Written and Securities Sold Short (119.9%) (Cost/Amortized Cost $2,406,137,164)		2,422,717,298

OPTIONS WRITTEN:
Call Options Written (-0.0%)
U.S. 10 Year Treasury Note Futures
August 2005 @ $112.00*(d)	(156)	(290,063)
September 2005 @ $113.00*(d)	(118)	(138,281)
September 2005 @ $116.00*(d)	(283)	(39,797)

		(468,141)

Put Options Written (-0.0%)
EURODollar Futures
December 2005 @ $95.75*	(1,000)	(100,000)
U.S. 10 Year Treasury Note Futures
September 2005 @ $105.00*	(38)	(594)
September 2005 @ $106.00*	(168)	(2,625)
September 2005 @ $110.00*	(283)	(26,531)

		(129,750)

Total Options Written (-0.0%) (Premiums Received $826,390)		(597,891)

Total Investments before Securities Sold Short (119.9%) (Cost/Amortized Cost $2,405,310,774)		2,422,119,407

AXA PREMIER VIP TRUST

AXA PREMIER VIP CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2005 (Unaudited)

	Principal Amount	Value (Note 1)
SECURITIES SOLD SHORT:
U.S. Government Agencies (-2.9%)
Federal Home Loan Mortgage Corp.
4.000%, 7/15/20 TBA	$(1,300,000)	$(1,270,750)
4.500%, 7/15/20 TBA	(4,900,000)	(4,877,029)
5.000%, 7/15/34 TBA	(6,300,000)	(6,300,000)
Federal National Mortgage Association
5.500%, 8/19/25 TBA	(13,600,000)	(13,940,000)
5.500%, 8/25/35 TBA	(32,088,200)	(32,519,401)

Total Securities Sold Short (-2.9%) (Proceeds Received $58,816,276)		(58,907,180)

Total Investments (117.0%) (Cost/Amortized Cost $2,346,494,498)		2,363,212,227
Other Assets Less Liabilities (-17.0%)		(343,119,223)

Net Assets (100%)		$2,020,093,004

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

†	Securities (totaling $1,454,185 or 0.07% of net assets) valued at fair value.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2005, the market value of these securities amounted to $109,796,893 or 5.44% of net assets. Securities denoted with “§” but without “(b)” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

#	All, or a portion of security held by broker as collateral for financial futures contracts.

(a)	Fully or partially pledged as collateral on outstanding written call options.

(b)	Illiquid security.

(c)	One contract relates to 100 shares.

(d)	Covered call option contracts written in connection with securities held.

(e)	Step Bond - Coupon rate increases in increments to maturity. Rate disclosed is as of June 30, 2005. Maturity date disclosed is the ultimate maturity date.

(h)	Security in default. Non-income producing.

(l)	Floating Rate Security. Rate disclosed is as of June 30, 2005. (m) Regulation S is an exemption for securities offering that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933.

(o)	Discount Note Security. Effective rate calculated as of June 30, 2005.

(p)	Yield to maturity.

Glossary:

CMO — Collateralized Mortgage Obligation

EUR — European Currency Unit

JPY — Japanese Yen

REIT — Real Estate Investment Trust

TBA — Security is subject to delayed delivery.

At June 30, 2005 the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 6/30/05	Unrealized Appreciation/ (Depreciation)
U.S. 5 Year Treasury Notes	66	September-2005	$7,143,469	$7,186,781	$43,312
U.S. 10 Year Treasury Notes	236	September-2005	26,731,282	26,778,625	47,343
U.S. Treasury Bond	97	September-2005	11,491,562	11,518,750	27,188
EURODollar	967	September-2005	233,262,679	232,442,625	(820,054)
EURODollar	9	December-2005	2,157,356	2,160,675	3,319
EURODollar	331	March-2006	79,038,662	79,448,275	409,613

					(289,279)

Sales
U.S. 5 Year Treasury Notes	733	September-2005	79,730,117	79,816,828	(86,711)

					$(375,991)

AXA PREMIER VIP TRUST

AXA PREMIER VIP CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

June 30, 2005 (Unaudited)

At June 30, 2005 the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

	Local Contract Amount (000’s)	Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
Foreign Currency Sell Contracts
European Union, expiring 7/26/05	11,329	$13,722,591	$13,724,970	$(2,379)
European Union, expiring 7/26/05	7,575	9,282,973	9,177,037	105,936
European Union, expiring 7/26/05	1,294	1,573,226	1,567,668	5,558
European Union, expiring 7/26/05	7,450	9,027,537	9,025,600	1,937

				$111,052

Options written for the six months ended June 30, 2005 were as follows:

	Total Number of Contracts	Total Premiums Received
Options Outstanding—January 1, 2005	1,221	$448,072
Options Written	33,553,754	1,389,731
Options Terminated in Closing Purchase Transactions	(1,204)	(266,187)
Options Expired	(33,551,725)	(745,226)
Options Exercised	—	—

Options Outstanding—June 30, 2005	2,406	$826,390

Investment security transactions for the six months ended June 30, 2005 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$1,829,988,933
U.S. Government securities	5,339,956,542

$7,169,945,475

Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$1,278,332,870
U.S. Government securities	5,356,549,038

$6,634,881,908

As of June 30, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$21,880,539
Aggregate gross unrealized depreciation	(6,820,142)

Net unrealized appreciation	$15,060,397

Federal income tax cost of investments	$2,407,656,901

At June 30, 2005, the Portfolio had loaned securities with a total value of $511,390,931. This was secured by collateral of $520,910,993 of which $140,095,841 was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments. The remaining collateral of $380,815,152 was received in the form of short-term pooled securities, which the Portfolio cannot sell or repledge and accordingly are not reflected in the Portfolio’s assets and liabilities.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA PREMIER VIP HEALTH CARE PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Staples (0.6%)
Drug Retail (0.6%)
Rite Aid Corp.*^	399,500	$1,669,910

Total Consumer Staples		1,669,910

Financials (0.3%)
Life & Health Insurance (0.3%)
Universal American Financial Corp.*	39,600	895,752

Total Financials		895,752

Health Care (94.0%)
Biotechnology (13.0%)
Abgenix, Inc.*^	21,600	185,328
Affymetrix, Inc.*^	14,640	789,535
Amgen, Inc.*	64,000	3,869,440
Amylin Pharmaceuticals, Inc.*^	61,900	1,295,567
Applera Corp.-Celera Genomics Group*	75,700	830,429
Biogen Idec, Inc.*	104,170	3,588,656
Cephalon, Inc.*^	23,400	931,554
Ciphergen Biosystems, Inc.*^	205,100	391,741
Corgentech, Inc.*	18,100	47,060
Cubist Pharmaceuticals, Inc.*^	123,800	1,630,446
CV Therapeutics, Inc.*^	43,900	984,238
Cytokinetics, Inc.*^	30,400	211,280
Exelixis, Inc.*^	84,900	630,807
Eyetech Pharmaceuticals, Inc.*^	36,210	457,694
Gen-Probe, Inc.*	49,730	1,801,718
Genentech, Inc.*	53,790	4,318,261
Genzyme Corp.*	44,300	2,661,987
Gilead Sciences, Inc.*	39,800	1,750,802
Human Genome Sciences, Inc.*^	88,400	1,023,672
ICOS Corp.*^	18,300	387,411
Incyte Corp.*^	70,800	506,220
Indevus Pharmaceuticals, Inc.*^	91,000	232,960
Millennium Pharmaceuticals, Inc.*	196,000	1,816,920
Nabi Biopharmaceuticals*^	43,700	665,551
NPS Pharmaceuticals, Inc.*^	23,600	267,860
Onyx Pharmaceuticals, Inc.*^	3,900	93,132
OSI Pharmaceuticals, Inc.*	14,200	580,354
Protein Design Labs, Inc.*^	161,400	3,261,894
Regeneron Pharmaceuticals, Inc.*^	54,600	458,094
Serologicals Corp.*^	24,800	527,000
Serono S.A., Class B	974	622,673
Telik, Inc.*^	5,000	81,300
Tercica, Inc.*	7,600	66,044
Vertex Pharmaceuticals, Inc.*	25,200	424,368
Vion Pharmaceuticals, Inc.*	125,050	271,359
Zymogenetics, Inc.*^	24,300	427,680

		38,091,035

Health Care Distributors (2.0%)
McKesson Corp.	89,579	4,012,244
QLT, Inc.*^	184,900	1,926,658

		5,938,902

Health Care Equipment (15.0%)
ATS Medical, Inc.*	54,700	190,903
Bard (C.R.), Inc.	25,670	1,707,312
Baxter International, Inc.	128,870	4,781,077
Beckman Coulter, Inc.	17,170	1,091,497
Becton, Dickinson & Co.	5,100	267,597
Biomet, Inc.	13,900	481,496
Boston Scientific Corp.*	5,000	135,000
Bruker BioSciences Corp.*^	96,100	383,439
Cytyc Corp.*	29,700	$655,182
Dentsply International, Inc.	6,600	356,400
Diagnostic Products Corp.	15,300	724,149
Epix Pharmaceuticals, Inc.*^	18,500	163,725
Fisher Scientific International, Inc.*	42,430	2,753,707
Guidant Corp.	17,660	1,188,518
Hospira, Inc.*	29,760	1,160,640
Inamed Corp.*	14,300	957,671
Intralase Corp.*^	13,500	264,870
Intuitive Surgical, Inc.*^	14,180	661,355
Kinetic Concepts, Inc.*	1,800	108,000
Medtronic, Inc.	220,650	11,427,463
Nektar Therapeutics*^	60,990	1,027,072
Olympus Corp.	49,000	941,883
SonoSite, Inc.*^	46,000	1,427,840
St. Jude Medical, Inc.*	138,440	6,037,368
Terumo Corp.	36,500	1,054,056
Thermo Electron Corp.*	37,600	1,010,312
Varian Medical Systems, Inc.*	38,820	1,449,151
Varian, Inc.*	27,800	1,050,562
Waters Corp.*	19,300	717,381

		44,175,626

Health Care Facilities (3.6%)
Community Health Systems, Inc.*	77,200	2,917,388
HCA, Inc.	9,200	521,364
Kindred Healthcare, Inc.*	24,720	979,159
LifePoint Hospitals, Inc.*	50,280	2,540,146
Triad Hospitals, Inc.*	44,100	2,409,624
Universal Health Services, Inc., Class B	19,810	1,231,786

		10,599,467

Health Care Services (2.5%)
Caremark Rx, Inc.*	55,460	2,469,079
DaVita, Inc.*	8,900	404,772
HMS Holdings Corp.*	55,000	366,300
NDCHealth Corp.^	111,300	2,000,061
Pharmaceutical Product Development, Inc.*^	43,400	2,033,724

		7,273,936

Health Care Supplies (0.7%)
Advanced Medical Optics, Inc.*^	5,900	234,525
Cooper Cos., Inc.^	5,800	352,988
Edwards Lifesciences Corp.*	10,700	460,314
Symmetry Medical, Inc.*^	29,100	685,014
Vnus Medical Technologies, Inc.*^	17,900	215,337

		1,948,178

Managed Health Care (7.3%)
Aetna, Inc.	57,370	4,751,384
Health Net, Inc.*	76,600	2,923,056
Humana, Inc.*	7,700	305,998
PacifiCare Health Systems, Inc.*	110,060	7,863,787
UnitedHealth Group, Inc.	72,610	3,785,885
WellPoint, Inc.*	24,300	1,692,252

		21,322,362

Pharmaceuticals (49.9%)
Abbott Laboratories	180,170	8,830,132
Able Laboratories, Inc.*^	30,200	105,096
Array Biopharma, Inc.*^	29,400	185,220
Astellas Pharma, Inc.	218,800	7,483,548
AstraZeneca plc (ADR)	122,300	5,046,098
AstraZeneca plc (London Exchange)	33,830	1,401,358
AtheroGenics, Inc.*^	50,718	810,474
Barr Pharmaceuticals, Inc.*	37,340	1,819,952
Eisai Co., Ltd.	248,200	8,354,715

AXA PREMIER VIP TRUST

AXA PREMIER VIP HEALTH CARE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
Elan Corp. plc (ADR)*^	117,200	$799,304
Eli Lilly & Co.	142,350	7,930,318
Forest Laboratories, Inc.*	85,000	3,302,250
GlaxoSmithKline plc	168,670	4,084,513
Impax Laboratories, Inc.*^	86,680	1,360,876
IVAX Corp.*	99,540	2,140,110
Johnson & Johnson	49,130	3,193,450
King Pharmaceuticals, Inc.*	129,200	1,346,264
Kyorin Pharmaceutical Co., Ltd.	42,000	506,001
Medicines Co.*^	43,800	1,024,482
Medicis Pharmaceutical Corp., Class A^	41,300	1,310,449
Merck & Co., Inc.	58,420	1,799,336
Merck KGaA*	6,251	504,014
MGI Pharma, Inc.*^	62,900	1,368,704
NitroMed, Inc.*^	49,250	957,912
Novartis AG (ADR)	55,000	2,609,200
Novartis AG (Registered)	130,258	6,207,362
Novo-Nordisk A/S, Class B	30,100	1,533,045
Pfizer, Inc.	592,450	16,339,771
Ranbaxy Laboratories Ltd. (GDR)	19,100	464,607
Roche Holding AG	83,100	10,521,286
Sankyo Co., Ltd.	149,900	2,881,392
Sanofi-Aventis^	84,820	6,972,470
Sanofi-Aventis (ADR)	71,024	2,911,274
Santen Pharmaceutical Co., Ltd.	6,500	147,527
Schering AG	6,939	428,436
Schering-Plough Corp.	318,800	6,076,328
Schwarz Pharma AG	15,334	693,369
Sepracor, Inc.*	26,700	1,602,267
Shionogi & Co., Ltd.	169,000	2,182,465
Shire Pharmaceuticals Group plc (ADR)^	145,850	4,783,880
Takeda Pharmaceutical Co., Ltd.	36,600	1,816,623
Teva Pharmaceutical Industries Ltd. (ADR)	7,400	230,436
UCB S.A	29,268	1,424,064
Valeant Pharmaceuticals International	7,200	126,936
Watson Pharmaceuticals, Inc.*	47,600	1,407,056
Wyeth	210,630	9,373,035
Xenoport, Inc.*^	13,200	140,448

		146,537,853

Total Health Care		275,887,359

Information Technology (0.2%)
Electronic Equipment Manufacturers (0.2%)
Dionex Corp.*^	11,800	514,598

Total Information Technology		514,598

Materials (0.5%)
Diversified Chemicals (0.5%)
Akzo Nobel N.V	3,000	118,329
Akzo Nobel N.V. (ADR)	1,000	39,290
Bayer AG	36,042	1,205,178

Total Materials		1,362,797

Total Common Stocks (95.6%) (Cost $265,120,863)		280,330,416

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Government Security (1.4%)
Federal Home Loan Bank
2.65%, 7/1/05 (o)	$4,187,000	$4,186,692

Total Government Securities		4,186,692

	Number of Shares
Short-Term Fund of Cash Collateral for Securities Loaned (0.2%)
JPMorgan Securities Lending Collateral Investment Fund
3.26%, 7/1/05	499,620	499,620

	Principal Amount
Short-Term Investments of Cash Collateral for Securities Loaned (11.8%)
Banco Bilbao Viz Argentaria
3.11%, 7/15/05	$692,983	692,983
Banesto S.A. Madrid
3.44%, 9/27/05	705,678	705,678
Capital One Corp., Series 02-A2
3.22%, 7/15/05 (l)	564,821	564,821
Citigroup Global Markets, Inc.
3.49%, 7/1/05	987,949	987,949
Corsair Trust, Series 1-1013
3.39%, 4/27/07 (l)	776,246	776,246
Depfa Bank Europe PLC
3.17%, 3/11/05	846,813	846,813
3.17%, 8/5/05	705,678	705,678
Deutsche Bank Securities, Inc.
3.20%, 7/14/05	2,822,712	2,822,712
Greenwich Capital Holdings, Inc.
3.51%, 7/1/05	2,822,712	2,822,712
3.51%, 7/1/05	5,786,559	5,786,559
Hartford Life, Inc.
3.24%, 6/30/06	225,817	225,817
Hewlett-Packard Co.
3.12%, 7/25/05	700,573	700,573
Lehman Brothers, Inc.
3.59%, 9/30/05 (l)	98,795	98,795
Merrill Lynch Securities, Inc.
3.54%, 7/1/05	10,894,629	10,894,629
Monumental Global Funding II
3.07%, 7/1/05 (l)	310,627	310,627
Natexis Banques Populaires Sing
3.18%, 8/5/05	2,117,034	2,117,034
New Center Asset Trust
3.09%, 7/1/05	561,461	561,461
New York Life Insurance Co.
3.22%, 9/30/05	705,678	705,678
Royal Bank of Scotland London
3.14%, 7/5/06 (l)	676,962	676,962
Sun Trust Bank/Atlanta, Georgia
3.27%, 5/17/06 (l)	705,678	705,678
Unicredito Italiano Milan
3.17%, 9/12/05	705,678	705,678
Washington Mutual Bank FA
3.10%, 7/8/05	276,697	276,697

Total Short-Term Investments of Cash Collateral for Securities Loaned		34,691,780

AXA PREMIER VIP TRUST

AXA PREMIER VIP HEALTH CARE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

June 30, 2005 (Unaudited)

	Principal Amount	Value (Note 1)
Time Deposit (2.9%)
JPMorgan Chase Nassau
2.70%, 7/1/05	$8,637,913	$8,637,913

Total Short-Term Investments (16.3%) (Cost/Amortized Cost $48,016,313)		48,016,005

	Number of Contracts
OPTIONS PURCHASED:
Call Options Purchased (0.1%)
Nektar Therapeutics Equity Option November 2005 @ $17.50* (Cost $146,586)	580	185,600

Total Investments (112.0%) (Cost/Amortized Cost $313,283,762)		328,532,021
Other Assets Less Liabilities (-12.0%)		(35,214,480)

Net Assets (100%)		$293,317,541

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

(l)	Floating Rate Security. Rate disclosed is as of June 30, 2005.

(o)	Discount Note Security. Effective rate calculated as of June 30, 2005.

Glossary:

ADR — American Depositary Receipt

GDR — Global Depositary Receipt

Investment security transactions for the six months ended June 30, 2005 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$146,821,881
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$133,120,230

As of June 30, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$25,691,089
Aggregate gross unrealized depreciation	(13,993,343)

Net unrealized appreciation	$11,697,746

Federal income tax cost of investments	$316,834,275

At June 30, 2005, the Portfolio had loaned securities with a total value of $34,375,827. This was secured by collateral of $35,191,400 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

For the six months ended June 30, 2005, the Portfolio incurred approximately $40 as brokerage commissions with Bernstein (Sanford C.) & Co., an affiliated broker/dealer.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA PREMIER VIP HIGH YIELD PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2005 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed and Mortgage-Backed Securities (0.1%)
Non-Agency (0.1%)
Centennial, Term B Loan
3.910%, 1/20/11 §(b)	$1,347,917	$1,366,451

Total Asset-Backed and Mortgage-Backed Securities		1,366,451

Consumer Discretionary (22.3%)
Auto Components (2.1%)
Arvin Capital I
9.500%, 2/1/27	2,000,000	2,050,000
ArvinMeritor, Inc.
8.750%, 3/1/12	3,160,000	3,294,300
Cooper Standard Automotive, Inc.
7.000%, 12/15/12	1,400,000	1,267,000
Delphi Corp.
6.550%, 6/15/06	4,625,000	4,497,812
6.500%, 5/1/09	2,745,000	2,278,350
6.500%, 8/15/13	1,775,000	1,317,938
Dura Operating Corp.
8.625%, 4/15/12	3,825,000	3,442,500
Goodyear Tire & Rubber Co.
6.030%, 4/10/10 §(b)	4,000,000	3,991,428
HLI Operating Co., Inc.
10.500%, 6/15/10	2,884,000	2,826,320
Keystone Automotive Operations, Inc.
9.750%, 11/1/13	3,589,000	3,553,110
Meritor Automotive, Inc.
6.800%, 2/15/09	500,000	495,000
Tenneco Automotive, Inc.
10.250%, 7/15/13	4,800,000	5,424,000
8.625%, 11/15/14 §	2,275,000	2,286,375
TRW Automotive, Inc.
9.375%, 2/15/13	5,938,000	6,576,335
11.000%, 2/15/13	652,000	749,800

		44,050,268

Automobiles (0.8%)
Ford Motor Co.
7.450%, 7/16/31	3,230,000	2,696,456
Ford Motor Credit Co.
4.950%, 1/15/08	3,765,000	3,591,512
7.375%, 10/28/09	535,000	522,795
5.700%, 1/15/10	3,000,000	2,767,023
7.375%, 2/1/11	4,315,000	4,203,259
General Motors Corp.
0.000%, 3/15/36 (e)	8,310,000	2,326,800

		16,107,845

Distributors (0.2%)
National Waterworks, Inc.
10.500%, 12/1/12	1,740,000	1,957,500
Star Gas Partners/Finance Co.
10.250%, 2/15/13	3,270,000	3,041,100

		4,998,600

Hotels, Restaurants & Leisure (5.8%)
Ameristar Casinos, Inc.
10.750%, 2/15/09	1,770,000	1,924,875
Argosy Gaming Co.
9.000%, 9/1/11	1,878,000	2,054,063
Boyd Gaming Corp.
7.750%, 12/15/12	4,020,000	4,296,375
Caesars Entertainment, Inc.
9.375%, 2/15/07	2,790,000	2,999,250
7.875%, 3/15/10	1,660,000	1,859,200
Choctaw Resort Development Enterprise
7.250%, 11/15/19 §	$1,000,000	$997,500
Gaylord Entertainment Co.
8.000%, 11/15/13	2,555,000	2,685,944
Harrah’s Operating Co., Inc.
7.875%, 12/15/05	1,815,000	1,842,225
Intrawest Corp.
7.500%, 10/15/13	5,125,000	5,259,531
ITT Corp.
7.375%, 11/15/15	2,350,000	2,614,375
Kerzner International Ltd.
8.875%, 8/15/11	1,609,000	1,721,630
Mandalay Resort Group
9.375%, 2/15/10	3,050,000	3,408,375
7.625%, 7/15/13	2,000,000	2,110,000
Series B
10.250%, 8/1/07	3,368,000	3,704,800
MGM Mirage, Inc.
9.750%, 6/1/07	1,500,000	1,625,625
6.000%, 10/1/09	5,150,000	5,175,750
8.375%, 2/1/11	4,948,000	5,393,320
6.625%, 7/15/15 §	4,725,000	4,778,156
Mohegan Tribal Gaming Authority
6.375%, 7/15/09	2,815,000	2,871,300
7.125%, 8/15/14	4,280,000	4,483,300
NCL Corp.
11.625%, 7/15/14 §	4,925,000	5,183,563
Penn National Gaming, Inc.
6.875%, 12/1/11	5,020,000	5,145,500
Riviera Casinos Corp.
11.000%, 6/15/10	4,753,000	5,252,065
Royal Caribbean Cruises Ltd.
8.000%, 5/15/10	1,390,000	1,539,425
8.750%, 2/2/11	3,050,000	3,515,125
Sbarro, Inc.
11.000%, 9/15/09	2,924,000	2,938,620
Seneca Gaming Corp.
7.250%, 5/1/12	6,300,000	6,512,625
7.250%, 5/1/12 §	3,635,000	3,757,681
Six Flags, Inc.
9.750%, 4/15/13	1,797,000	1,695,919
9.625%, 6/1/14	1,530,000	1,430,550
Starwood Hotels & Resorts Worldwide, Inc.
7.875%, 5/1/12	4,930,000	5,558,575
Station Casinos, Inc.
6.000%, 4/1/12	3,200,000	3,248,000
6.500%, 2/1/14	1,575,000	1,606,500
Turning Stone Casino Resort Enterprise
9.125%, 12/15/10 §	2,050,000	2,167,875
Vail Resorts, Inc.
6.750%, 2/15/14	3,190,000	3,237,850
Wynn Las Vegas LLC/Corp.
6.625%, 12/1/14 §	6,125,000	5,956,562

		120,552,029

Household Durables (1.3%)
D.R. Horton, Inc.
6.875%, 5/1/13	2,555,000	2,764,781
KB Home
7.750%, 2/1/10	2,815,000	2,959,010
Legrand Holding S.A
10.500%, 2/15/13	2,950,000	3,363,000
Meritage Homes Corp.
6.250%, 3/15/15 §	6,090,000	5,663,700

AXA PREMIER VIP TRUST

AXA PREMIER VIP HIGH YIELD PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2005 (Unaudited)

	Principal Amount		Value (Note 1)
Schuler Homes, Inc.
10.500%, 7/15/11		$3,195,000	$3,522,487
WCI Communities, Inc.
6.625%, 3/15/15 §		3,060,000	2,799,900
William Lyon Homes, Inc.
10.750%, 4/1/13		4,900,000	5,316,500

			26,389,378

Leisure Equipment & Products (0.2%)
Bombardier Recreational Products, Inc.
8.375%, 12/15/13		750,000	798,750
K2, Inc.
7.380%, 7/1/14		3,395,000	3,573,237

			4,371,987

Media (10.8%)
Allbritton Communications Co.
7.750%, 12/15/12		5,900,000	5,811,500
American Media Operations, Inc.
10.250%, 5/1/09		8,026,000	8,046,065
8.875%, 1/15/11		4,085,000	3,870,537
Cablevision Systems Corp.
8.000%, 4/15/12 §		2,600,000	2,548,000
8.000%, 4/15/12		12,295,000	12,049,100
Canwest Media, Inc.
8.000%, 9/15/12		2,970,000	3,125,925
CCO Holdings LLC/CCO Holdings Capital Corp.
8.750%, 11/15/13		5,400,000	5,319,000
Central European Media Enterprises Ltd.
8.250%, 5/15/12 §		1,705,000	2,218,970
CF Cable TV, Inc.
9.125%, 7/15/07		1,400,000	1,400,000
Charter Communications Holdings
10.250%, 9/15/10		5,000,000	5,056,250
Charter Communications Holdings LLC Term Loan
11.750%, 1/15/10 §(b)		1,736,875	1,724,469
0.000%, 5/15/11 (e)		23,503,000	15,570,737
0.000%, 1/15/12 (e)		1,835,000	1,059,713
8.375%, 4/30/14 §		1,500,000	1,492,500
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.
8.000%, 4/30/12 §		1,800,000	1,791,000
Corus Entertainment, Inc.
8.750%, 3/1/12		1,520,000	1,630,200
CSC Holdings, Inc.
8.125%, 7/15/09		3,980,000	4,029,750
8.125%, 8/15/09		1,185,000	1,199,813
7.625%, 4/1/11		4,650,000	4,591,875
6.750%, 4/15/12 §		8,330,000	7,830,200
7.875%, 2/15/18		3,000,000	2,955,000
Dex Media East LLC Finance Co.
9.875%, 11/15/09		1,035,000	1,141,088
12.125%, 11/15/12		1,464,000	1,753,140
Dex Media West LLC/Dex Media Finance Co.
8.500%, 8/15/10		4,315,000	4,703,350
9.875%, 8/15/13		8,757,000	9,982,980
Dex Media, Inc.
8.000%, 11/15/13		3,655,000	3,883,437
DirecTV Holdings LLC
8.375%, 3/15/13		7,540,000	8,350,550
6.375%, 6/15/15 §		$5,705,000	$5,676,475
Echostar DBS Corp.
5.750%, 10/1/08		4,525,000	4,496,719
6.375%, 10/1/11		2,330,000	2,309,613
Emmis Communications Corp.
9.314%, 6/15/12 § (l)		1,615,000	1,643,263
Innova S. de R.L.
9.375%, 9/19/13		5,255,000	5,925,012
Insight Communications Co., Inc.
0.000%, 2/15/11 (e)		5,200,000	5,213,000
Interpublic Group of Companies, Inc.
6.250%, 11/15/14		2,000,000	1,867,630
Iridium LLC/Capital Corp.
10.875%, 7/15/05 (h)		5,000,000	787,500
14.000%, 7/15/05 (h)		12,000,000	1,890,000
Lighthouse International Co. S.A.
8.000%, 4/30/14	EUR	1,000,000	1,249,996
8.000%, 4/30/14 §(b)		$4,405,000	5,655,960
Mediacom Broadband LLC
11.000%, 7/15/13		7,065,000	7,647,862
PanAmSat Corp.
5.450%, 8/20/09 §(b)		1,497,386	1,510,999
9.000%, 8/15/14		4,749,000	5,182,346
PanAmSat Holding Corp.
0.000%, 11/1/14 § (e)		11,765,000	8,088,437
Paxson Communications Corp.
10.750%, 7/15/08		2,824,000	2,781,640
0.000%, 1/15/09 (e)		1,970,000	1,841,950
Primedia, Inc.
8.638%, 5/15/10 (l)		400,000	418,000
8.875%, 5/15/11		213,000	223,118
8.000%, 5/15/13		4,535,000	4,546,337
Quebecor Media, Inc.
11.125%, 7/15/11		3,795,000	4,217,194
Radio One, Inc.
8.875%, 7/1/11		1,395,000	1,497,881
Rogers Cable, Inc.
6.750%, 3/15/15		6,740,000	6,874,800
Sinclair Broadcast Group, Inc.
8.750%, 12/15/11		2,690,000	2,824,500
Telenet Communications N.V.
9.000%, 12/15/13 §		2,500,000	3,427,653
WDAC Subsidiary Corp.
8.375%, 12/1/14 §		6,455,000	6,164,525
WMG Holdings Corp.
0.000%, 12/15/14 § (e)		7,790,000	5,375,100
Young Broadcasting, Inc.
10.000%, 3/1/11		213,000	202,350

			222,675,009

Multiline Retail (0.4%)
J.C. Penney Co., Inc.
8.000%, 3/1/10		2,500,000	2,750,000
9.000%, 8/1/12		1,050,000	1,241,625
7.650%, 8/15/16		1,830,000	2,072,475
7.950%, 4/1/17		250,000	288,125
8.125%, 4/1/27		925,000	975,875
7.400%, 4/1/37		450,000	486,000
Saks, Inc.
8.250%, 11/15/08		714	751

			7,814,851

Specialty Retail (0.3%)
Asbury Automotive Group, Inc.
8.000%, 3/15/14		4,007,000	3,866,755
United Auto Group, Inc.
9.625%, 3/15/12		1,068,000	1,140,090

			5,006,845

AXA PREMIER VIP TRUST

AXA PREMIER VIP HIGH YIELD PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2005 (Unaudited)

	Principal Amount	Value (Note 1)
Textiles, Apparel & Luxury Goods (0.4%)
Broder Brothers Co.
11.250%, 10/15/10	$4,898,000	$4,946,980
Levi Strauss & Co.
7.730%, 4/1/12 (l)	3,465,000	3,274,425

		8,221,405

Total Consumer Discretionary		460,188,217

Consumer Staples (2.9%)
Food & Staples Retailing (1.2%)
Ahold Finance USA, Inc.
8.250%, 7/15/10	1,025,000	1,127,500
Delhaize America, Inc.
9.000%, 4/15/31	5,000,000	6,242,395
Domino’s, Inc.
8.250%, 7/1/11	1,082,000	1,152,330
Ingles Markets, Inc.
8.875%, 12/1/11	3,600,000	3,658,500
Rite Aid Corp.
11.250%, 7/1/08	1,919,000	2,026,944
Roundy’s, Inc.
8.875%, 6/15/12	6,510,000	6,705,300
Stater Brothers Holdings
8.125%, 6/15/12	4,995,000	4,870,125

		25,783,094

Food Products (0.3%)
Del Monte Corp.
8.625%, 12/15/12	1,700,000	1,870,000
Dole Foods Co.
8.625%, 5/1/09	1,415,000	1,506,975
8.875%, 3/15/11	189,000	201,757
Foodcorp Ltd.
8.875%, 6/15/12 §	2,484,000	3,086,195

		6,664,927

Household Products (0.8%)
Johnsondiversey, Inc.
9.625%, 5/15/12	1,735,000	1,761,025
Spectrum Brands, Inc.
8.500%, 10/1/13	1,925,000	2,011,625
7.375%, 2/1/15 §	11,390,000	11,019,825
Vitro Envases Norteamerica
10.750%, 7/23/11 §	2,520,000	2,444,400

		17,236,875

Personal Products (0.2%)
Playtex Products, Inc.
8.000%, 3/1/11	2,865,000	3,061,969

Tobacco (0.4%)
Alliance One International, Inc.
11.000%, 5/15/12 §	2,000,000	2,060,000
Commonwealth Brands, Inc.
9.750%, 4/15/08 §	750,000	789,375
10.625%, 9/1/08 §(b)	2,750,000	2,894,375
North Atlantic Holding Co., Inc.
0.000%, 3/1/14 (e)	4,245,000	1,146,150
RJ Reynolds Tobacco Holdings, Inc.
7.250%, 6/1/12	1,550,000	1,577,125

		8,467,025

Total Consumer Staples		61,213,890

Energy (7.1%)
Energy Equipment & Services (0.9%)
Grant Prideco, Inc.
9.000%, 12/15/09	1,640,000	1,795,800
Hanover Compressor Co.
9.000%, 6/1/14	1,500,000	1,597,500
Hanover Equipment Trust,
Series 01-A
8.500%, 9/1/08	$5,520,000	$5,740,800
Newpark Resources, Inc.
8.625%, 12/15/07	2,700,000	2,673,000
Pride International, Inc.
7.375%, 7/15/14	3,325,000	3,649,187
SESI LLC
8.875%, 5/15/11	2,160,000	2,305,800
Universal Compression, Inc.
7.250%, 5/15/10	1,085,000	1,133,825

		18,895,912

Oil & Gas (6.2%)
Chesapeake Energy Corp.
7.500%, 9/15/13	1,900,000	2,056,750
7.500%, 6/15/14	1,000,000	1,085,000
7.000%, 8/15/14	2,250,000	2,385,000
7.750%, 1/15/15	765,000	826,200
6.625%, 1/15/16 §	3,450,000	3,562,125
6.875%, 1/15/16	2,570,000	2,679,225
El Paso Corp.
7.625%, 8/16/07 §	4,000,000	4,100,000
6.750%, 5/15/09	1,200,000	1,200,000
5.187%, 11/22/09 §(b)(l)	2,490,000	2,504,006
4.957%, 11/22/09 §(b)(l)	740,000	743,700
7.875%, 6/15/12	3,900,000	4,017,000
7.375%, 12/15/12	4,700,000	4,711,750
Encore Acquisition Co.
6.250%, 4/15/14	1,050,000	1,063,125
Enterprise Products Operating LP
5.600%, 10/15/14	5,010,000	5,155,546
Exco Resources, Inc.
7.250%, 1/15/11	3,760,000	3,760,000
Ferrellgas LP
6.750%, 5/1/14	5,710,000	5,510,150
Ferrellgas Partners LP
8.750%, 6/15/12	2,950,000	2,950,000
Gaz Capital S.A.
8.625%, 4/28/34 §	375,000	468,750
Gazprom International S.A.
7.201%, 2/1/20 (b)(m)	1,500,000	1,614,900
Hilcorp Energy I LP/ Hilcorp Finance Co.
10.500%, 9/1/10 §	6,795,000	7,508,475
Kerr McGee Corp.
6.880%, 9/15/11	7,670,000	8,189,781
6.950%, 7/1/24	7,000,000	7,232,911
Morgan Stanley (Gazprom)
9.625%, 3/1/13 (b)(m)	2,000,000	2,448,000
Plains Exploration & Production Co.
7.125%, 6/15/14	2,075,000	2,220,250
Premcor Refining Group, Inc.
9.500%, 2/1/13	1,045,000	1,201,750
7.500%, 6/15/15	780,000	854,100
Transmontaigne, Inc.
9.125%, 6/1/10	2,930,000	3,047,200
Valero Energy Corp.
7.800%, 6/14/10	1,000,000	1,040,000
Vintage Petroleum, Inc.
7.875%, 5/15/11	3,550,000	3,745,250
8.250%, 5/1/12	950,000	1,030,750
Williams Companies, Inc.
7.625%, 7/15/19	9,805,000	11,030,625
7.875%, 9/1/21	19,365,000	22,027,687
7.500%, 1/15/31	700,000	757,750
7.750%, 6/15/31	870,000	959,175

AXA PREMIER VIP TRUST

AXA PREMIER VIP HIGH YIELD PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2005 (Unaudited)

	Principal Amount		Value (Note 1)
8.75%, 3/15/32		$3,200,000	$3,844,000

			127,530,931

Total Energy			146,426,843

Financials (11.3%)
Commercial Banks (0.3%)
Riggs Capital Trust
8.625%, 12/31/26 §(h)		1,000,000	1,150,000
Series A
8.625%, 12/31/26 (h)		2,735,000	3,145,250
Riggs Capital Trust II,
Series C
8.875%, 3/15/27		1,900,000	2,185,000

			6,480,250

Consumer Finance (0.4%)
General Motors Acceptance Corp.
7.250%, 3/2/11		2,425,000	2,273,855
6.875%, 9/15/11		2,750,000	2,538,492
6.875%, 8/28/12		3,650,000	3,341,276
6.750%, 12/1/14		575,000	514,437

			8,668,060

Diversified Financial Services (8.2%)
AES Ironwood LLC
8.857%, 11/30/25		6,717,958	7,608,087
BCP Crystal U.S. Holdings Corp.
9.625%, 6/15/14		5,742,000	6,431,040
Bluewater Finance Ltd.
10.250%, 2/15/12		5,125,000	5,483,750
Borden U.S. Finance Corp./ Nova Scotia Finance ULC
9.000%, 7/15/14 §		3,520,000	3,581,600
Citibank Global Market Deutschland
9.250%, 4/19/14 (b)(m)		4,890,000	5,044,035
Couche-Tard U.S. LP/ Couche-Tard Finance Corp.
7.500%, 12/15/13		2,373,000	2,491,650
Dow Jones & Co., Inc.
7.750%, 12/29/09 §		12,221,000	12,373,762
8.250%, 6/29/10 §		18,365,000	18,433,869
Eircom Funding
8.250%, 8/15/13		4,290,000	4,654,650
8.250%, 8/15/13	EUR	3,000,000	3,967,905
General Motors Acceptance Corp.
6.000%, 4/1/11		$3,070,000	2,702,174
H&E Equipment Services LLC
11.125%, 6/15/12		6,693,000	7,379,032
Huntsman Advanced Materials LLC
11.000%, 7/15/10 §		2,555,000	2,887,150
JSG Funding plc
10.125%, 10/1/12		1,350,000	1,691,581
KRATON Polymers LLC/Capital Corp.
8.125%, 1/15/14 §		2,875,000	2,767,188
MDP Acquisitions plc
9.625%, 10/1/12		9,775,000	9,775,000
Rainbow National Services LLC
8.750%, 9/1/12 §		3,665,000	4,004,013
10.375%, 9/1/14 §		3,490,000	4,013,500
Refco Finance Holdings LLC
9.000%, 8/1/12		2,900,000	3,074,000
Sensus Metering Systems, Inc.
8.625%, 12/15/13		5,410,000	5,031,300
Target Return Index Securities Trust,
Series HY-04-1
8.211%, 8/1/15 § (l)		29,224,761	30,868,654
UGS Corp.
10.000%, 6/1/12		$1,550,000	$1,720,500
Universal City Development Partners
11.750%, 4/1/10		7,935,000	9,105,412
Universal City Florida Holding Co. I/II
7.960%, 5/1/10 (l)		1,500,000	1,556,250
8.375%, 5/1/10		1,105,000	1,151,963
Valor Telecommunications Enterprises
7.750%, 2/15/15 §		5,000,000	4,912,500
Visant Corp.
7.625%, 10/1/12		4,565,000	4,507,938
Williams Holdings of Delaware
6.250%, 2/1/06		1,000,000	1,006,250

			168,224,753

Insurance (1.4%)
Crum & Forster Holdings Corp.
10.375%, 6/15/13		1,445,000	1,567,825
Fairfax Financial Holdings Ltd.
7.750%, 4/26/12		5,815,000	5,524,250
8.250%, 10/1/15		3,263,000	3,083,535
7.375%, 4/15/18		3,083,000	2,605,135
7.750%, 7/15/37		508,000	403,860
Liberty Mutual Group
5.750%, 3/15/14 §		5,095,000	5,129,132
Markel Capital Trust I,
Series B
8.710%, 1/1/46		4,880,000	5,411,061
PXRE Capital Trust I
8.850%, 2/1/27		2,202,000	2,283,302
Royal & Sun Alliance Insurance Group plc
8.950%, 10/15/29		2,735,000	3,539,109

			29,547,209

Real Estate (1.0%)
Forest City Enterprises, Inc.
7.625%, 6/1/15		1,650,000	1,765,500
6.500%, 2/1/17		750,000	748,125
General Growth Properties, Inc.
5.160%, 11/12/07 (l)		4,000,000	4,020,000
8.000%, 11/12/08 §(b)(l)		1,140	1,148
Host Marriott LP (REIT)
9.500%, 1/15/07		3,703,000	3,925,180
9.250%, 10/1/07		860,000	928,800
iStar Financial, Inc. (REIT)
7.000%, 3/15/08		915,000	970,836
6.000%, 12/15/10		1,700,000	1,768,245
La Quinta Properties, Inc. (REIT)
8.875%, 3/15/11		2,645,000	2,859,906
Ventas Realty LP Capital Corp. (REIT)
8.750%, 5/1/09		1,850,000	2,044,250
6.750%, 6/1/10 §(b)		1,250,000	1,296,937
6.625%, 10/15/14 §		700,000	703,500

			21,032,427

Total Financials			233,952,699

Government Securities (3.4%)
Foreign Governments (2.5%)
Federative Republic of Brazil
10.000%, 8/7/11		1,600,000	1,829,600
11.000%, 1/11/12		400,000	475,000
4.313%, 4/15/12 (l)		10,870,728	10,456,553
8.000%, 4/15/14		13,473,346	13,800,748

AXA PREMIER VIP TRUST

AXA PREMIER VIP HIGH YIELD PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2005 (Unaudited)

	Principal Amount		Value (Note 1)
10.500%, 7/14/14		$5,300,000	$6,260,625
8.875%, 10/14/19		2,200,000	2,332,000
Republic of Guatemala
9.250%, 8/1/13		1,525,000	1,795,688
Republic of Panama
9.625%, 2/8/11		800,000	956,440
9.375%, 7/23/12		2,000,000	2,420,000
9.375%, 7/23/12		420,000	505,890
Republic of Peru
9.125%, 2/21/12		6,650,000	7,780,500
Russian Federation
5.000%, 3/31/30 (e)(m)		3,100,000	3,460,840

			52,073,884

U.S. Treasuries (0.9%)
U.S. Treasury Bonds
5.375%, 2/15/31		15,300,000	18,054,000
U.S. Treasury Notes
4.125%, 5/15/15		300,000	304,383

			18,358,383

Total Government Securities			70,432,267

Health Care (7.5%)
Diversified Financial Services (0.3%)
Vanguard Health Holding Co. I LLC
0.000%, 10/1/15 (e)		7,800,000	5,538,000

Health Care Equipment & Supplies (1.3%)
Fisher Scientific International, Inc.
8.000%, 9/1/13		1,000,000	1,142,500
Fresenius Medical Care Capital Tranche II
7.875%, 2/1/08		8,120,000	8,485,400
Tranche V
7.375%, 6/15/11	EUR	1,000,000	1,301,449
Rotech Healthcare, Inc.
9.500%, 4/1/12		$6,450,000	6,901,500
Universal Hospital Services, Inc.
10.125%, 11/1/11		3,445,000	3,479,450
VWR International, Inc.
6.875%, 4/15/12		5,440,000	5,358,400

			26,668,699

Health Care Providers & Services (5.9%)
Alderwoods Group, Inc.
7.750%, 9/15/12 §		2,425,000	2,573,531
Community Health Systems, Inc.
6.500%, 12/15/12		1,700,000	1,729,750
Concentra Operating Corp.
9.500%, 8/15/10		1,130,000	1,203,450
9.125%, 6/1/12		2,280,000	2,416,800
Coventry Health Care, Inc.
5.875%, 1/15/12		1,635,000	1,663,613
DaVita, Inc.
6.630%, 3/15/13 §		2,675,000	2,761,938
7.250%, 3/15/15 §		9,115,000	9,365,662
Extendicare Health Services, Inc.
9.500%, 7/1/10		3,694,000	3,989,520
Genesis HealthCare Corp.
8.000%, 10/15/13		2,430,000	2,630,475
HCA, Inc.
5.500%, 12/1/09		575,000	576,703
7.875%, 2/1/11		3,575,000	3,933,533
6.950%, 5/1/12		7,900,000	8,393,884
6.300%, 10/1/12		776,000	796,552
6.250%, 2/15/13		3,500,000	3,577,396
6.750%, 7/15/13		1,625,000	1,713,956
6.375%, 1/15/15		11,525,000	11,958,432
7.690%, 6/15/25		$3,200,000	$3,428,403
HEALTHSOUTH Corp.
7.625%, 6/1/12		8,600,000	8,342,000
IASIS Healthcare Capital Corp.
8.750%, 6/15/14		4,130,000	4,481,050
PacifiCare Health Systems, Inc.
10.750%, 6/1/09		2,716,000	2,987,600
Select Medical Corp.
7.625%, 2/1/15 §		10,240,000	10,137,600
Service Corp. International
6.500%, 3/15/08		5,886,000	6,018,435
7.700%, 4/15/09		1,212,000	1,296,840
6.750%, 4/1/16		2,185,000	2,234,163
Stewart Enterprises, Inc.
6.250%, 2/15/13 §		4,030,000	3,989,700
Tenet Healthcare Corp.
6.375%, 12/1/11		850,000	809,625
6.500%, 6/1/12		1,470,000	1,396,500
7.375%, 2/1/13		5,725,000	5,653,437
9.875%, 7/1/14		1,850,000	1,984,125
Triad Hospitals, Inc.
7.000%, 5/15/12		2,500,000	2,606,250
7.000%, 11/15/13		7,450,000	7,654,875

			122,305,798

Total Health Care			154,512,497

Industrials (7.8%)
Aerospace & Defense (0.9%)
Armor Holdings, Inc.
8.250%, 8/15/13		2,050,000	2,216,563
Aviall, Inc.
7.625%, 7/1/11		3,300,000	3,481,500
Bombardier, Inc.
6.300%, 5/1/14 §		3,500,000	3,167,500
DRS Technologies, Inc.
6.875%, 11/1/13		2,400,000	2,484,000
L-3 Communications Corp.
5.875%, 1/15/15		3,495,000	3,390,150
Sequa Corp.
8.875%, 4/1/08		200,000	216,000
9.000%, 8/1/09		3,998,000	4,407,795

			19,363,508

Airlines (0.8%)
ATA Airlines, Inc.
6.990%, 4/15/16 § (h)		4,135,201	3,638,977
Continental Airlines, Inc.
7.056%, 3/15/11		1,800,000	1,859,156
Series 01-1
7.373%, 12/15/15		1,462,378	1,220,573
6.545%, 2/2/19		2,059,393	2,061,620
Delta Air Lines, Inc.,
Series 00-1
7.379%, 5/18/10		541,075	517,947
7.570%, 11/18/10		2,200,000	2,069,687
Northwest Airlines Corp.
6.841%, 4/1/11		1,000,000	968,323
6.810%, 2/1/20		1,572,256	1,361,967
United Air Lines, Inc.
7.730%, 7/1/10 (h)		1,299,337	1,210,717
Series 00-2
7.186%, 4/1/11 (h)		977,320	935,197
Series 00-1
7.783%, 7/1/15 (h)		846,318	783,964

			16,628,128

Building Products (0.9%)
Associated Materials, Inc.
0.000%, 3/1/14 (e)		8,400,000	5,334,000

AXA PREMIER VIP TRUST

AXA PREMIER VIP HIGH YIELD PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2005 (Unaudited)

	Principal Amount	Value (Note 1)
Dayton Superior Corp.
10.750%, 9/15/08	$4,045,000	$4,206,800
Goodman Global Holdings Co., Inc.
7.875%, 12/15/12 §	4,815,000	4,453,875
M/I Homes, Inc.
6.875%, 4/1/12 §	5,185,000	5,029,450

		19,024,125

Commercial Services & Supplies (1.5%)
Allied Waste North America
6.500%, 11/15/10	2,925,000	2,881,125
6.375%, 4/15/11	7,435,000	7,137,600
7.875%, 4/15/13	2,850,000	2,914,125
7.250%, 3/15/15 §	3,195,000	3,091,163
Series B
8.875%, 4/1/08	2,062,000	2,165,100
8.500%, 12/1/08	2,187,000	2,293,616
5.750%, 2/15/11	1,250,000	1,168,750
9.250%, 9/1/12	750,000	810,000
Cenveo Corp.
9.625%, 3/15/12	2,495,000	2,694,600
Euramax Holdings, Inc.
10.530%, 6/7/13	5,000,000	5,000,000

		30,156,079

Electrical Equipment (0.7%)
Dresser, Inc.
9.375%, 4/15/11	5,200,000	5,473,000
Ormat Funding Corp.
8.250%, 12/30/20	3,229,499	3,261,794
Trimas Corp.
9.875%, 6/15/12	6,015,000	5,052,600

		13,787,394

Industrial Conglomerates (1.0%)
Amsted Industries, Inc.
10.250%, 10/15/11 §	2,830,000	3,056,400
Reddy Ice Group, Inc.
8.875%, 8/1/11	3,200,000	3,552,000
SCG Holding Corp.
(Zero Coupon), 8/4/11 §	950,000	1,520,000
Transdigm, Inc.
8.375%, 7/15/11	3,300,000	3,498,000
Trinity Industries, Inc.
6.500%, 3/15/14	9,290,000	9,243,550

		20,869,950

Machinery (1.1%)
Case New Holland, Inc.
6.000%, 6/1/09 §	2,295,000	2,203,200
9.250%, 8/1/11 §	1,605,000	1,685,250
Dresser-Rand Group, Inc.
7.375%, 11/1/14 §	1,125,000	1,170,000
FastenTech, Inc.
11.500%, 5/1/11	2,875,000	3,119,375
Invensys plc
9.875%, 3/15/11 § (l)	2,000,000	1,910,000
Term B Loan
5.520%, 9/5/09 §(b) (l)	903,472	917,024
Term B Loan Senior Credit
5.648%, 8/5/09 §(b) (l)	86,538	87,837
Term C Loan
6.778%, 12/5/09 §(b) (l)	1,000,000	1,017,500
Mueller Group, Inc.
10.000%, 5/1/12	2,955,000	3,102,750
Navistar International Corp.
6.250%, 3/1/12 §	3,525,000	3,401,624
NMHG Holding Co.
10.000%, 5/15/09	1,378,000	1,446,900
Terex Corp.
10.375%, 4/1/11	$3,000,000	$3,255,000

		23,316,460

Marine (0.2%)
Horizon Lines LLC
9.000%, 11/1/12 §	3,310,000	3,467,225

Road & Rail (0.6%)
Quality Distribution LLC/ QD Capital Corp.
9.000%, 11/15/10	6,150,000	5,658,000
United Rentals North America, Inc.
6.500%, 2/15/12	3,791,000	3,729,396
Williams Scotsman, Inc.
9.875%, 6/1/07	2,543,000	2,555,715

		11,943,111

Transportation Infrastructure (0.1%)
TFM S.A. De C.V.
9.375%, 5/1/12 §	2,100,000	2,184,000

Total Industrials		160,739,980

Information Technology (1.6%)
Communications Equipment (0.1%)
Nortel Networks Corp.
6.875%, 9/1/23	2,605,000	2,435,675

Electronic Equipment & Instruments (0.7%)
Celestica, Inc.
7.875%, 7/1/11	8,535,000	8,748,375
Flextronics International Ltd.
6.500%, 5/15/13	6,005,000	6,215,175

		14,963,550

IT Services (0.2%)
Unisys Corp.
6.875%, 3/15/10	3,385,000	3,325,763

Office Electronics (0.3%)
Xerox Corp.
6.875%, 8/15/11	3,200,000	3,392,000
7.625%, 6/15/13	625,000	672,656
7.200%, 4/1/16	2,500,000	2,700,000

		6,764,656

Semiconductors & Semiconductor Equipment (0.3%)
Amkor Technologies, Inc.
7.750%, 5/15/13	3,330,000	2,863,800
Freescale Semiconductor, Inc.
5.891%, 7/15/09 (l)	1,450,000	1,506,187
7.125%, 7/15/14	600,000	645,000

		5,014,987

Total Information Technology		32,504,631

Materials (9.2%)
Chemicals (2.9%)
Airgas, Inc.
6.250%, 7/15/14	4,225,000	4,277,812
Arco Chemical Co.
10.250%, 11/1/10	100,000	110,000
BCI U.S. Finance
8.780%, 7/15/10 § (l)	7,000,000	6,982,500
Brenntag AG
3.821%, 2/28/12 §(b)	3,500,000	3,536,460
Equistar Chemicals LP
10.125%, 9/1/08	5,335,000	5,775,137
8.750%, 2/15/09	4,850,000	5,104,625
10.625%, 5/1/11	3,115,000	3,438,181
Huntsman International LLC
9.875%, 3/1/09	65,000	69,550
10.125%, 7/1/09	3,459,000	3,558,446

AXA PREMIER VIP TRUST

AXA PREMIER VIP HIGH YIELD PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2005 (Unaudited)

	Principal Amount	Value (Note 1)
Huntsman LLC
11.500%, 7/15/12	$2,734,000	$3,205,615
Idacorp, Inc.
6.220%, 4/30/11 §(b)	2,874,497	2,894,857
ISP ChemCo
10.250%, 7/1/11	4,400,000	4,796,000
ISP Holdings, Inc.
10.625%, 12/15/09	1,200,000	1,290,000
Nalco Co.
7.750%, 11/15/11	4,100,000	4,366,500
8.875%, 11/15/13	1,650,000	1,769,625
Pliant Corp.
11.125%, 9/1/09	515,000	502,125
13.000%, 6/1/10	742,000	601,020
13.000%, 6/1/10	5,430,000	4,398,300
PQ Corp.
7.500%, 2/15/13 §	850,000	835,125
Westlake Chemical Corp.
8.750%, 7/15/11	3,213,000	3,494,138

		61,006,016

Containers & Packaging (3.0%)
Amtrol, Inc.
10.625%, 12/31/06	5,348,000	4,712,925
Anchor Glass Container Corp.
11.000%, 2/15/13	3,175,000	2,476,500
Berry Plastics Corp.
10.750%, 7/15/12	1,630,000	1,778,738
Crown European Holdings S.A.
9.500%, 3/1/11	8,195,000	9,055,475
10.875%, 3/1/13	1,200,000	1,410,000
Graphic Packaging International Corp.
9.500%, 8/15/13	4,220,000	4,251,650
Greif Brothers Corp.
8.875%, 8/1/12	1,905,000	2,047,875
Jefferson Smurfit Corp.
8.250%, 10/1/12	1,555,000	1,562,775
7.500%, 6/1/13	300,000	286,500
Kappa Beheer BV
10.625%, 7/15/09	2,150,000	2,214,500
Norampac, Inc.
6.750%, 6/1/13	4,200,000	4,210,500
Owens-Brockway Glass Container, Inc.
8.875%, 2/15/09	7,880,000	8,372,500
7.750%, 5/15/11	1,760,000	1,870,000
8.750%, 11/15/12	2,150,000	2,370,375
8.250%, 5/15/13	1,550,000	1,683,688
6.750%, 12/1/14	2,000,000	2,022,500
Russell-Stanley Holdings, Inc. (PIK)
9.000%, 11/30/08 §†	1,826,967	29,688
Smurfit-Stone Container Corp.
9.250%, 2/1/08	1,440,000	1,504,800
9.750%, 2/1/11	5,273,000	5,576,197
8.375%, 7/1/12	3,250,000	3,282,500
Stone Container Finance
7.375%, 7/15/14	1,350,000	1,269,000

		61,988,686

Metals & Mining (1.2%)
Compass Minerals Group, Inc.
10.000%, 8/15/11	1,270,000	1,384,300
Freeport-McMoRan Copper & Gold, Inc.
10.125%, 2/1/10	1,170,000	1,301,625
International Steel Group, Inc.
6.500%, 4/15/14	4,411,000	4,234,560
Ispat Inland ULC
9.750%, 4/1/14	$3,200,000	$3,728,000
Novelis, Inc.
7.250%, 2/15/15 §	4,000,000	4,015,000
Peabody Energy Corp.
6.875%, 3/15/13	4,680,000	4,960,800
5.875%, 4/15/16	6,150,000	6,150,000

		25,774,285

Paper & Forest Products (2.1%)
Abitibi-Consolidated Finance LP
7.875%, 8/1/09	20,000	20,400
Abitibi-Consolidated, Inc.
6.950%, 12/15/06	781,000	790,763
5.250%, 6/20/08	825,000	792,000
8.550%, 8/1/10	4,080,000	4,253,400
7.750%, 6/15/11	930,000	934,650
8.375%, 4/1/15	3,950,000	4,029,000
7.500%, 4/1/28	2,200,000	1,908,500
8.850%, 8/1/30	3,100,000	2,968,250
Bowater Canada Finance
7.950%, 11/15/11	2,350,000	2,488,062
Bowater, Inc.
6.500%, 6/15/13	1,000,000	987,500
Georgia-Pacific Corp.
8.000%, 1/15/14	1,500,000	1,651,875
8.000%, 1/15/24	5,080,000	5,842,000
7.375%, 12/1/25	4,200,000	4,541,250
7.250%, 6/1/28	3,400,000	3,638,000
8.875%, 5/15/31	2,220,000	2,747,250
NewPage Corp.
10.000%, 5/1/12 §	4,975,000	4,987,437

		42,580,337

Total Materials		191,349,324

Telecommunication Services (11.7%)
Communications Equipment (0.2%)
Lucent Technologies, Inc.
6.500%, 1/15/28	3,770,000	3,345,875
6.450%, 3/15/29	1,085,000	971,075

		4,316,950

Diversified Telecommunication Services (7.5%)
AT&T Corp.
9.750%, 11/15/31	1,175,000	1,528,969
Cincinnati Bell, Inc.
7.250%, 7/15/13	6,210,000	6,520,500
8.375%, 1/15/14	7,245,000	7,426,125
8.375%, 1/15/14 §	1,000,000	1,025,000
Citizens Communications Co.
6.250%, 1/15/13	8,325,000	8,054,438
Dresdner Bank (Kyivstar)
7.750%, 4/27/12 §	1,800,000	1,800,000
7.375%, 11/1/14 §	8,270,000	9,097,000
Hawaiian Telcom Communications, Inc.
9.750%, 5/1/13 §	4,215,000	4,467,900
Insight Midwest LP/ Insight Capital, Inc.
9.750%, 10/1/09	5,015,000	5,196,794
10.500%, 11/1/10	4,605,000	4,881,300
5.500%, 10/15/34	475,000	492,219
MCI, Inc.
7.688%, 5/1/09	11,519,000	11,994,159
8.735%, 5/1/14	9,650,000	10,820,062
MobiFon Holdings BV
12.500%, 7/31/10	7,895,000	9,572,687
Northwestern Bell Telephone
6.250%, 1/1/07	750,000	751,875

AXA PREMIER VIP TRUST

AXA PREMIER VIP HIGH YIELD PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2005 (Unaudited)

	Principal Amount	Value (Note 1)
Qwest Capital Funding, Inc.
7.900%, 8/15/10	$4,000,000	$3,980,000
7.250%, 2/15/11	13,287,000	12,722,302
Qwest Communications International, Inc.
7.268%, 2/15/09 §(l)	3,000,000	2,947,500
7.250%, 2/15/11 §	7,900,000	7,643,250
7.500%, 2/15/14 §	8,700,000	8,232,375
Qwest Corp.
8.875%, 3/15/12 §	8,490,000	9,232,875
7.250%, 10/15/35	2,500,000	2,218,750
Term B Loan
6.950%, 6/30/10 §(b)	4,500,000	4,446,000
Qwest Services Corp.
13.500%, 12/15/10	11,702,000	13,515,810
Telcordia Technologies, Inc.
10.000%, 3/15/13 §	2,635,000	2,463,725
Time Warner Telecom Holdings, Inc.
9.250%, 2/15/14	780,950	723,750
9.250%, 2/15/14 §	419,050	434,250
Time Warner Telecom, Inc.
10.125%, 2/1/11	2,100,000	2,100,000
Time Warner Telecommunications LLC
9.750%, 7/15/08	750,000	753,750

		155,043,365

Wireless Telecommunication Services (4.0%)
American Cellular Corp.
10.000%, 8/1/11	6,215,000	6,308,225
Centennial, Term B Loan
3.850%, 1/20/11 §(b)	195,833	198,526
3.910%, 2/9/11 §(l)(b)	937,500	950,391
Dobson Cellular Systems
8.375%, 11/1/11 §	3,150,000	3,307,500
Inmarsat Finance plc
7.625%, 6/30/12	4,555,000	4,805,525
0.000%, 11/15/12 (e)	3,590,000	2,818,150
Intelsat Bermuda Ltd.
7.794%, 1/15/12 §(l)	2,025,000	2,060,437
8.250%, 1/15/13 §	2,050,000	2,116,625
8.625%, 1/15/15 §	4,375,000	4,615,625
Mobile Telesystems Finance S.A.
8.000%, 1/28/12 §	6,280,000	6,358,500
Nextel Communications, Inc.
6.875%, 10/31/13	14,265,000	15,245,719
5.950%, 3/15/14	2,280,000	2,368,350
7.375%, 8/1/15	3,950,000	4,266,000
Nextel Partners, Inc.
8.125%, 7/1/11	2,020,000	2,191,700
Rogers Wireless, Inc.
7.250%, 12/15/12	3,640,000	3,931,200
8.000%, 12/15/12	2,490,000	2,682,975
6.375%, 3/1/14	2,300,000	2,340,250
7.500%, 3/15/15	1,200,000	1,305,000
Rural Cellular Corp.
9.750%, 1/15/10	4,051,000	3,767,430
8.250%, 3/15/12	3,420,000	3,573,900
Triton PCS, Inc.
9.375%, 2/1/11	1,660,000	1,191,050
8.750%, 11/15/11	1,868,000	1,321,610
8.500%, 6/1/13	1,875,000	1,729,687
Western Wireless Corp.
9.250%, 7/15/13	2,945,000	3,353,619

		82,807,994

Total Telecommunication Services		242,168,309

Utilities (10.3%)
Electric Utilities (4.0%)
Allegheny Energy, Inc.
7.750%, 8/1/05	$3,385,000	$3,395,155
5.190%, 3/8/11 §(b)	2,732,408	2,737,189
Term C Loan
6.600%, 6/8/11 §(l)(b)	225,729	226,124
Aquila, Inc.
14.900%, 7/1/12	2,550,000	3,340,500
CMS Energy Corp.
8.900%, 7/15/08	1,475,000	1,604,063
7.500%, 1/15/09	4,375,000	4,604,687
7.750%, 8/1/10	2,550,000	2,741,250
2.875%, 12/1/24	700,000	847,000
Senior Notes
8.500%, 4/15/11	750,000	836,250
DPL Capital Trust II
8.125%, 9/1/31	4,110,000	4,845,353
DPL, Inc.
6.875%, 9/1/11	4,265,000	4,606,200
Firstenergy Corp.
6.450%, 11/15/11	5,570,000	6,085,927
Homer City Funding LLC
8.137%, 10/1/19	576,000	645,120
Midwest Generation LLC
8.750%, 5/1/34	3,700,000	4,144,000
Series A
8.300%, 7/2/09	7,700,000	8,162,000
Series B
8.560%, 1/2/16	5,600,000	6,174,000
Term B Loan
4.380%, 4/27/11 §(b)(l)	51,418	51,708
MSW Energy Holdings II LLC/MSW Energy Finance Co. II, Inc.
7.375%, 9/1/10	2,365,000	2,424,125
Nevada Power Co.
5.875%, 1/15/15 §	475,000	477,375
Sierra Pacific Power Co.
6.250%, 4/15/12	2,950,000	3,031,125
TECO Energy, Inc.
7.000%, 5/1/12	4,735,000	5,113,800
6.750%, 5/1/15 §	4,405,000	4,669,300
Tenaska Alabama Partners LP
7.000%, 6/30/21 §	1,825,000	1,847,813
Texas Genco Financing Corp. LLC
6.875%, 12/15/14 §	2,910,000	3,062,775
TXU Corp.
5.550%, 11/15/14 §	2,645,000	2,565,269
6.500%, 11/15/24 §	5,605,000	5,490,333

		83,728,441

Gas Utilities (0.7%)
AmeriGas Partners LP
7.250%, 5/20/15 §	5,000,000	5,200,000
Northwest Pipeline Corp.
8.125%, 3/1/10	1,505,000	1,632,925
SEMCO Energy, Inc.
7.125%, 5/15/08	320,000	325,787
7.750%, 5/15/13	935,000	975,968
Suburban Propane Partners LP
6.875%, 12/15/13	4,296,250	3,942,500
6.875%, 12/15/13 §	1,353,750	1,425,000

		13,502,180

Multi-Utilities & Unregulated Power (4.9%)
AES Corp.
8.875%, 2/15/11	500,000	557,500
8.750%, 5/15/13 §	8,740,000	9,766,950
9.000%, 5/15/15 §	935,000	1,049,538

AXA PREMIER VIP TRUST

AXA PREMIER VIP HIGH YIELD PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2005 (Unaudited)

	Principal Amount	Value (Note 1)
Calpine Corp.
8.500%, 7/15/10 §	$6,205,000	$4,777,850
Coastal Corp.
7.750%, 6/15/10	450,000	459,000
Colorado Interstate Gas Co.
6.850%, 6/15/37	1,000,000	1,030,709
Dynegy Holdings, Inc.
9.875%, 7/15/10 §	750,000	828,750
10.125%, 7/15/13 §	6,070,000	6,859,100
Dynegy-Roseton Danskamme
7.270%, 11/8/10	7,350,000	7,386,750
7.670%, 11/8/16	6,320,000	6,067,200
Ipalco Enterprises, Inc.
8.375%, 11/14/08	1,700,000	1,831,750
7.625%, 11/14/11	2,050,000	2,306,250
NRG Energy, Inc.
8.000%, 12/15/13 §	9,517,000	10,040,435
PSEG Energy Holdings, Inc.
7.750%, 4/16/07	1,925,000	1,987,563
8.625%, 2/15/08	4,500,000	4,781,250
8.500%, 6/15/11	5,480,000	5,973,200
Reliant Energy Mid-Atlantic Power Holdings LLC
9.237%, 7/2/17	3,153,976	3,548,223
Reliant Energy, Inc.
9.250%, 7/15/10	1,250,000	1,362,500
9.500%, 7/15/13	6,010,000	6,671,100
6.750%, 12/15/14	7,585,000	7,414,337
Sonat, Inc.
7.625%, 7/15/11	3,000,000	3,022,500
South Point Energy Center LLC/ Broad River Energy
8.400%, 5/30/12 §	5,979,932	5,680,935
Southern Natural Gas Co.
8.875%, 3/15/10	1,030,000	1,129,836
7.350%, 2/15/31	2,100,000	2,233,942
8.000%, 3/1/32	3,275,000	3,724,635

		100,491,803

Oil & Gas (0.7%)
El Paso CGP Co.
7.625%, 9/1/08	3,500,000	3,578,750
6.375%, 2/1/09	300,000	295,500
El Paso Production Holding Co.
7.750%, 6/1/13	10,175,000	10,861,812

		14,736,062

Total Utilities		212,458,486

Total Long-Term Debt Securities (95.2%) (Cost $1,937,424,996)		1,967,313,594
CONVERTIBLE BONDS:
Consumer Discretionary (0.1%)
Media (0.1%)
Rogers Communications, Inc.
2.000%, 11/26/05	1,100,000	1,236,125

Total Consumer Discretionary		1,236,125

Telecommunication Services (0.0%)
Wireless Telecommunication Services (0.0%)
Nextel Communications, Inc.
5.250%, 1/15/10	1,050,000	1,053,937

Total Telecommunication Services		1,053,937

Utilities (0.1%)
Multi-Utilities & Unregulated Power (0.1%)
AES Corp.
4.500%, 8/15/05	$1,500,000	$1,500,000

Total Utilities		1,500,000

Total Convertible Bonds (0.2%) (Cost $3,623,705)		3,790,062

	Number of Shares
COMMON STOCKS:
Consumer Discretionary (0.0%)
Media (0.0%)
RCN Corp §†(b)	1,867	—

Total Consumer Discretionary		—

Materials (0.0%)
Containers & Packaging (0.0%)
Russell-Stanley Holdings, Inc.*†§(b)	200,000	—

Total Materials		—

Telecommunication Services (0.0%)
Diversified Telecommunication Services (0.0%)
Versatel Telecom International N.V.*	92,251	206,615

Total Telecommunication Services		206,615

Total Common Stocks (0.0%) (Cost $—)		206,615

PREFERRED STOCKS:
Consumer Discretionary (0.1%)
Media (0.1%)
Paxson Communications Corp. (PIK),
14.250%	337	2,175,200

Total Consumer Discretionary		2,175,200

Financials (0.4%)
Real Estate (0.4%)
Sovereign Real Estate Investment Corp. (REIT),
12.000% §	6,005	8,707,250

Total Financials		8,707,250

Total Preferred Stocks (0.5%) (Cost $10,470,127)		10,882,450

	Number of Warrants
WARRANTS:
Materials (0.0%)
Chemicals (0.0%)
Pliant Corp., $0.01, expiring 6/1/10*§†(b)	200	—

Total Warrants (0.0%) (Cost $—)		—

	Principal Amount
SHORT-TERM INVESTMENTS:
Commercial Paper (1.6%)
Rabobank USA Finance Corp.
3.42%, 7/1/05 (p)	$28,700,000	28,700,000
Total Capital S.A.
3.42%, 7/1/05 §(p)	4,100,000	4,100,000

AXA PREMIER VIP TRUST

AXA PREMIER VIP HIGH YIELD PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2005 (Unaudited)

	Principal Amount	Value (Note 1)
UBS Finance Delaware LLC
3.42%, 10/14/05 (p)	$700,000	$693,028

Total Commercial Paper		33,493,028

Government Securities (0.1%)
U.S. Treasury Bills
2.95%, 9/1/05#(a)(o)	610,000	606,863
2.98%, 9/15/05#(a)(o)	770,000	765,126

Total Government Securities		1,371,989

Time Deposit (1.6%)
JPMorgan Chase Nassau
2.70%, 7/1/05	32,235,461	32,235,461

Total Short-Term Investments (3.3%) (Amortized Cost $67,100,478)		67,100,478

Total Investments before Options Written (99.2%) (Cost/Amortized Cost $2,018,619,306)		2,049,293,199

	Number of Contracts
OPTIONS WRITTEN:
Call Options (0.0%)
U.S. Treasury 10 Year Futures
July 2005 @ $116.00*(d)	(237)	(7,406)
September 2005 @ $115.00*(d)	(132)	(12,375)
September 2005 @ $116.00*(d)	(535)	(75,235)

		(95,016)

Put Options (0.0%)
U.S. Treasury 10 Year Futures
September 2005 @ $114.00*	(209)	(48,984)
December 2005 @ $110.00*	(327)	(173,719)

		(222,703)

Total Options Written (0.0%) (Premiums Received $468,698)		(317,719)
Total Investments (99.2%) (Cost/Amortized Cost $2,018,150,608)		2,048,975,480
Other Assets Less Liabilities (0.8%)		17,265,816

Net Assets (100%)		$2,066,241,296

*	Non-income producing.

†	Securities (totaling $29,688 or 0.0% of net assets) valued at fair value.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2005, the market value of these securities amounted to $472,472,617 or 22.87% of net assets. Securities denoted with “§” but without “(b)” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

#	All, or a portion of security held by broker as collateral for financial futures contracts.

(a)	Fully or partially pledged as collateral on outstanding written call options.

(b)	Illiquid security.

(d)	Covered call option contracts written in connection with securities held.

(e)	Step Bond - Coupon rate increases in increments to maturity. Rate disclosed is as of June 30, 2005. Maturity date disclosed is the ultimate maturity date.

(h)	Security in default.

(l)	Floating Rate Security. Rate disclosed is as of June 30, 2005.

(m)	Regulation S is an exemption for securities offering that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933.

(o)	Discount Note Security. Effective rate calculated as of June 30, 2005.

(p)	Yield to maturity.

Glossary:

EUR — European Currency Unit

PIK — Payment-in-Kind Security

REIT — Real Estate Investment Trust

At June 30, 2005 the Portfolio had the following futures contracts open: (Note 1)

Purchase	Number of Contracts	Expiration Date	Original Value	Value at 6/30/05	Unrealized Appreciation
EURODollar	227	March-06	$54,458,719	$54,485,675	$26,956

At June 30, 2005 the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

	Local Contract Amount (000’s)	Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
Foreign Currency Sell Contracts
European Union, expiring 7/15/05	1,705	$2,068,352	$2,064,840	$3,512
European Union, expiring 7/26/05	14,537	17,608,377	17,611,430	(3,053)
European Union, expiring 8/18/05	2,242	2,725,969	2,718,749	7,220

				$7,679

AXA PREMIER VIP TRUST

AXA PREMIER VIP HIGH YIELD PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

June 30, 2005 (Unaudited)

Options written for the six months ended June 30, 2005 were as follows:

	Total Number of Contracts	Total Premiums Received
Options Outstanding—January 1, 2005	512	$226,080
Options Written	2,418	714,744
Options Terminated in Closing Purchase Transactions	(978)	(246,045)
Options Expired	(512)	(226,081)
Options Exercised	—	—

Options Outstanding—June 30, 2005	1,440	$468,698

Investment security transactions for the six months ended June 30, 2005 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$772,484,514
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$620,520,867

As of June 30, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$69,328,699
Aggregate gross unrealized depreciation	(40,848,225)

Net unrealized appreciation	$28,480,474

Federal income tax cost of investments	$2,020,812,725

The Portfolio has a net capital loss carryforward of $328,196,144 of which $53,413,585 expires in the year 2007, $68,279,453 expires in the year 2008, $114,524,895 expires in the year 2009 and $91,978,211 expires in the year 2010.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA PREMIER VIP INTERNATIONAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (1.2%)
BHP Billiton Ltd.^	196,434	$2,717,632
BlueScope Steel Ltd.	321,170	2,014,801
Macquarie Airports^	696,300	1,900,102
Macquarie Infrastructure Group	656,000	2,080,150

		8,712,685

Austria (1.0%)
Erste Bank der Oesterreichischen Sparkassen AG	97,028	4,859,607
OMV AG	6,200	2,702,096

		7,561,703

Bahamas (0.5%)
Kerzner International Ltd.*	62,553	3,562,393

Belgium (1.7%)
Delhaize Group	57,000	3,422,750
Dexia (Swiss Exchange)	126,015	2,778,119
Dexia (London Exchange)	64,600	1,424,167
Fortis	128,409	3,564,660
KBC Groep N.V.	25,400	2,008,008

		13,197,704

Brazil (1.0%)
Cia Vale do Rio Doce (ADR)	111,200	3,255,936
Natura Cosmeticos S.A.	45,634	1,437,524
Natura Cosmeticos S.A.§	3,100	97,654
Petroleo Brasileiro S.A. (ADR)	54,585	2,845,516

		7,636,630

Canada (3.7%)
Alcan, Inc.	36,400	1,093,070
Bank of Nova Scotia^	98,600	3,263,589
Canadian National Railway Co.	90,253	5,203,085
Canadian Natural Resources Ltd.	89,600	3,248,073
Manulife Financial Corp.	74,200	3,544,613
Nexen, Inc.	42,600	1,293,860
Precision Drilling Corp.*	62,193	2,452,074
Shoppers Drug Mart Corp.	114,043	3,957,240
Talisman Energy, Inc.	81,576	3,057,102
Teck Cominco Ltd., Class B	33,300	1,123,957

		28,236,663

Denmark (0.2%)
Danske Bank A/S	54,800	1,649,262

Finland (0.6%)
Nokia OYJ	250,750	4,204,451
Sampo OYJ, A Shares	36,400	567,592

		4,772,043

France (11.0%)
Assurances Generales de France	55,100	4,516,051
BNP Paribas S.A.	53,035	3,640,527
Cie De Saint-Gobain	64,326	3,573,742
Credit Agricole S.A.^	88,114	2,235,913
Dassault Systemes S.A.	40,947	1,985,378
France Telecom S.A.^	66,805	1,954,000
Imerys S.A.	28,101	1,937,466
JC Decaux S.A.*^	146,445	3,714,302
Lafarge S.A.	27,105	2,472,585
Renault S.A.^	94,353	8,327,255
Sanofi-Aventis^	149,144	12,260,104
Societe Generale^	34,000	3,463,791
Thomson^	322,122	7,721,545
Total S.A.^	61,115	14,376,038
Vinci S.A	127,979	10,659,719

		82,838,416

Germany (5.2%)
BASF AG	22,386	$1,490,589
Bayerische Motoren Werke (BMW) AG	75,563	3,462,531
Continental AG	66,200	4,776,644
Deutsche Post AG	95,176	2,223,839
E.On AG	28,000	2,497,619
Epcos AG*^	48,200	600,456
Fresenius AG	43,519	4,989,390
Fresenius Medical Care AG^	19,500	1,669,299
HeidelbergCement AG	26,862	1,931,717
MAN AG^	59,300	2,468,911
Merck KGaA	23,400	1,886,725
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	32,000	3,413,064
SAP AG	15,300	2,672,861
Schering AG	30,149	1,861,494
Siemens AG	37,342	2,730,569
Volkswagen AG	11,700	534,714

		39,210,422

Hong Kong (1.6%)
CNOOC Ltd. (ADR)	54,452	3,230,092
Esprit Holdings Ltd.	174,000	1,259,118
Hang Lung Properties Ltd.	1,724,519	2,540,201
Shangri-La Asia Ltd.^	3,116,973	4,811,814

		11,841,225

India (0.8%)
ICICI Bank Ltd. (ADR)	113,991	2,490,703
Reliance Industries Ltd. (GDR)§	108,179	3,194,115

		5,684,818

Ireland (1.1%)
Anglo Irish Bank Corp. plc	313,971	3,896,117
Bank of Ireland	120,500	1,957,755
Depfa Bank plc	130,900	2,109,290

		7,963,162

Italy (2.7%)
Banca Intesa S.p.A.	1,081,439	4,955,489
ENI S.p.A.^	483,671	12,478,205
Mediaset S.p.A.	135,000	1,591,884
Telecom Italia S.p.A. (RNC)	470,416	1,221,597

		20,247,175

Japan (19.7%)
Aiful Corp.	27,300	2,037,461
Astellas Pharma, Inc.	241,400	8,256,529
Canon, Inc.^	224,600	11,837,054
Chugai Pharmaceutical Co., Ltd.^	77,600	1,198,910
Circle K Sunkus Co., Ltd.	43,500	979,447
Credit Saison Co., Ltd.^	49,300	1,641,702
Daikin Industries Ltd.^	89,100	2,231,319
East Japan Railway Co.	410	2,109,015
Fanuc Ltd.^	58,106	3,696,844
Hirose Electric Co., Ltd.^	9,500	1,046,792
Hitachi Ltd	245,000	1,490,208
Honda Motor Co., Ltd.	164,600	8,125,277
Hoya Corp.	22,800	2,633,697
Itochu Corp.	155,000	784,722
Japan Tobacco, Inc.	299	3,993,502
JFE Holdings, Inc.^	152,300	3,765,924
Kao Corp.^	69,000	1,628,328
Keyence Corp.	10,000	2,243,480
Kobe Steel Ltd.^	1,018,000	1,920,061
Leopalace21 Corp.^	105,168	1,749,162
Matsushita Electric Industrial Co., Ltd.	95,000	1,442,875

AXA PREMIER VIP TRUST

AXA PREMIER VIP INTERNATIONAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
Mitsubishi Corp.^	177,200	$2,411,494
Mitsubishi Tokyo Financial Group, Inc.^	1,022	8,678,838
Mitsui Chemicals, Inc.^	365,000	2,144,346
Murata Manufacturing Co., Ltd.	71,400	3,640,556
Nikko Cordial Corp.^	330,000	1,453,298
Nintendo Co., Ltd.	10,700	1,120,116
Nippon Mining Holdings, Inc.^	379,500	2,154,187
Nippon Telegraph & Telephone Corp.	282	1,208,826
Nissan Motor Co., Ltd.^	331,500	3,284,785
Nitto Denko Corp.^	42,900	2,462,269
ORIX Corp.	22,100	3,318,690
Promise Co., Ltd.	29,250	1,876,794
Sanyo Shinpan Finance Co., Ltd.	20,800	1,430,340
Secom Co., Ltd.	36,000	1,549,680
Sega Sammy Holdings, Inc.	28,600	1,755,076
Sharp Corp.	63,000	985,850
Shin-Etsu Chemical Co., Ltd.	46,000	1,747,676
SMC Corp.	16,000	1,747,135
Sumitomo Corp.^	310,000	2,487,050
Sumitomo Heavy Industries Ltd.^	372,000	1,789,333
Sumitomo Metal Industries Ltd.^	1,112,000	1,906,687
Sumitomo Mitsui Financial Group, Inc.	1,486	10,057,757
Sumitomo Realty & Development Co., Ltd.	298,000	3,345,474
Takeda Pharmaceutical Co., Ltd.	27,700	1,374,876
Takefuji Corp.	19,780	1,338,778
Tanabe Seiyaku Co., Ltd.	22,000	212,436
Tokyo Electric Power Co., Inc.	113,700	2,713,983
Tokyo Gas Co., Ltd.^	406,000	1,520,531
Toyota Motor Corp.	116,800	4,184,604
Trend Micro, Inc.	73,500	2,620,025
UFJ Holdings, Inc.*	275	1,434,437
Yamada Denki Co., Ltd.^	105,800	6,091,544

		148,859,780

Luxembourg (0.8%)
Arcelor	244,240	4,796,078
SES Global S.A.	102,400	1,543,434

		6,339,512

Mexico (2.1%)
America Movil S.A. de C.V. (ADR)	82,494	4,917,467
Cemex S.A. de C.V. (ADR)	102,770	4,359,503
Fomento Economico Mexicano S.A. de C.V. (ADR)	25,000	1,489,250
Grupo Televisa S.A. (ADR)	80,907	5,023,516

		15,789,736

Netherlands (3.4%)
ABN AMRO Holding N.V.	160,246	3,947,937
European Aeronautic Defense & Space Co.	88,620	2,827,034
ING Groep N.V. (CVA)	347,420	9,829,516
Koninklijke (Royal) Philips Electronics N.V.	154,732	3,915,120
Reed Elsevier N.V.	174,093	2,428,021
Royal Dutch Petroleum Co.	12,600	823,726
Wolters Kluwer N.V., Class C (CVA)	104,776	2,006,720

		25,778,074

Singapore (1.4%)
CapitaLand Ltd.^	3,055,000	4,309,192
Flextronics International Ltd.*	167,400	2,211,354
Singapore Telecommunications Ltd.	2,312,785	$3,796,844

		10,317,390

South Africa (0.4%)
Sasol Ltd.	102,416	2,774,616

South Korea (1.5%)
Hyundai Motor Co.	42,780	2,380,116
Samsung Electronics Co., Ltd.	9,150	4,373,585
SK Telecom Co., Ltd.	19,708	3,470,591
SK Telecom Co., Ltd. (ADR)	41,200	840,480

		11,064,772

Spain (2.1%)
Altadis S.A.	75,365	3,163,313
Banco Popular Espanol S.A.	264,805	3,202,656
Endesa S.A.^	164,500	3,865,539
Repsol YPF S.A.^	154,700	3,963,005
Union Fenosa S.A.^	66,200	2,020,456

		16,214,969

Sweden (1.8%)
ForeningsSparbanken AB^	168,679	3,704,525
Svenska Cellulosa AB, Class B^	46,600	1,491,878
Telefonaktiebolaget LM Ericsson, (ADR)*	175,896	5,619,877
Telefonaktiebolaget LM Ericsson, Class B	873,000	2,806,049

		13,622,329

Switzerland (8.8%)
Adecco S.A.	63,520	2,895,612
Credit Suisse Group	102,100	4,028,690
Holcim Ltd. (Registered)	45,215	2,752,923
Lonza AG^	114,121	6,320,260
Micronas Semiconductor Holding AG (Registered)*	24,900	942,667
Nestle S.A. (Registered)	19,431	4,974,918
Novartis AG (Registered)	144,745	6,897,730
Roche Holding AG	133,448	16,895,844
UBS AG (Registered)	187,798	14,659,121
Xstrata plc	150,720	2,909,602
Zurich Financial Services AG*	20,085	3,461,688

		66,739,055

United Kingdom (22.2%)
Allied Domecq plc	143,864	1,740,616
ARM Holdings plc	1,588,520	3,224,616
Associated British Foods plc	89,300	1,321,343
Aviva plc	450,344	5,020,903
Barclays plc	664,044	6,611,926
BG Group plc	513,862	4,227,720
BP plc	749,400	7,804,352
British American Tobacco plc	66,700	1,286,427
British Energy Group plc*	407,452	2,972,473
British Land Co. plc	138,631	2,176,765
Centrica plc	514,862	2,138,738
Corus Group plc*	1,410,900	1,062,166
Diageo plc	426,175	6,286,875
EMI Group plc	800,905	3,646,379
Enterprise Inns plc	671,130	10,032,745
Friends Provident plc	629,560	2,053,788
GlaxoSmithKline plc	449,546	10,886,206
HBOS plc	281,140	4,336,312
HSBC Holdings plc	471,600	7,583,652
Intercontinental Hotels Group plc	661,452	8,352,687
International Power plc*	471,100	1,739,512
Kingfisher plc	544,669	2,401,678
Lloyds TSB Group plc	182,000	1,543,049

AXA PREMIER VIP TRUST

AXA PREMIER VIP INTERNATIONAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
Mitchells & Butlers plc	295,300	$1,769,220
Morrison (Wm) Supermarkets	957,384	3,191,877
National Grid Transco plc	241,492	2,341,785
Old Mutual plc	884,500	1,934,215
Persimmon plc	29,100	407,372
Punch Taverns plc	156,300	2,053,572
Reckitt Benckiser plc	263,467	7,768,536
Royal & Sun Alliance Insurance Group plc	918,800	1,379,281
Royal Bank of Scotland Group plc	299,022	9,036,656
SABMiller plc	67,100	1,048,183
Sainsbury (J) plc	293,412	1,500,205
Schroders plc	90,320	1,225,538
Shell Transport & Trading Co. plc (Registered)	247,200	2,404,891
Smith & Nephew plc	244,641	2,416,172
Standard Chartered plc	131,104	2,396,973
Tate & Lyle plc	268,700	2,297,381
Taylor Woodrow plc	277,500	1,679,985
Tesco plc	741,799	4,238,220
Trinity Mirror plc	65,300	723,350
Vodafone Group plc	4,533,225	11,050,788
Whitbread plc	40,054	684,922
Wimpey (George) plc	132,500	1,042,623
Wolseley plc	201,366	4,237,418
WPP Group plc	191,964	1,976,773

		167,256,864

United States (0.3%)
Wynn Resorts Ltd.*	50,079	2,367,234

Total Common Stocks (96.8%) (Cost $681,281,957)		730,238,632

SHORT-TERM INVESTMENTS:
Short-Term Fund of Cash Collateral for Securities Loaned (0.2%)
JPMorgan Securities Lending Collateral Investment Fund
3.26%, 7/1/05	1,472,120	1,472,120

	Principal Amount
Short-Term Investments of Cash Collateral for Securities Loaned (13.6%)
Banco Bilbao Viz Argentaria
3.11%, 7/15/05	$2,041,860	2,041,860
Banesto S.A. Madrid
3.44%, 9/27/05	2,079,265	2,079,265
Capital One Corp.,
Series 02-A2
3.22%, 9/15/05 (l)	1,664,232	1,664,232
Citigroup Global Markets, Inc.
3.49%, 7/1/05	2,910,971	2,910,971
Corsair Trust,
Series 1-1013
3.39%, 4/27/07 (l)	2,287,192	2,287,192
Depfa Bank Europe plc
3.17%, 8/5/05	2,079,265	2,079,265
3.17%, 9/12/05	2,495,118	2,495,118
Deutsche Bank Securities, Inc.
3.20%, 7/14/05	8,317,060	8,317,060
Greenwich Capital Holdings, Inc.
3.51%, 7/1/05	8,317,060	8,317,060
3.51%, 7/1/05	17,049,973	17,049,973
Hartford Life, Inc.
3.24%, 6/30/06	665,365	665,365
Hewlett-Packard Co.
3.12%, 7/25/05	$2,064,225	$2,064,225
Lehman Brothers, Inc.
3.59%, 9/30/05 (l)	291,097	291,097
Merrill Lynch Securities, Inc.
3.54%, 7/1/05	32,100,790	32,100,790
Monumental Global Funding II
3.07%, 7/1/05 (l)	915,255	915,255
Natexis Banques Populaires Sing
3.18%, 8/5/05	6,237,795	6,237,795
New Center Asset Trust
3.09%, 7/1/05	1,654,333	1,654,333
New York Life Insurance Co.
3.22%, 9/30/05	2,079,265	2,079,265
Royal Bank of Scotland London
3.14%, 7/5/06 (l)	1,994,655	1,994,655
Sun Trust Bank/Atlanta, Georgia
3.27%, 5/17/06 (l)	2,079,265	2,079,265
Unicredito Italiano Milan
3.17%, 9/12/05	2,079,265	2,079,265
Washington Mutual Bank FA
3.10%, 7/8/05	815,281	815,281

Total Short-Term Investments of Cash Collateral for Securities Loaned		102,218,587

Time Deposit (1.1%)
JPMorgan Chase Nassau
2.70%, 7/1/05	8,585,655	8,585,655

Total Short-Term Investments (14.9%) (Amortized Cost $112,276,362)		112,276,362

Total Investments (111.7%) (Cost/Amortized Cost $793,558,319)		842,514,994
Other Assets Less Liabilities (-11.7%)		(88,311,801)

Net Assets (100%)		$754,203,193

Market Sector Diversification

As a Percentage of Total Net Assets

Consumer Discretionary		16.0%
Consumer Staples		7.3
Energy		9.3
Financials
Capital Markets	2.8%
Commercial Banks	13.7
Consumer Finance	1.5
Diversified Financial Services	1.8
Insurance	3.4
Real Estate	1.9

Total Financials		25.1
Health Care		9.4
Industrials		7.9
Information Technology		7.3
Materials		7.8
Telecommunications Services		3.8
Utilities		2.9
Cash and Other		3.2

		100.0%

*	Non-income producing.

AXA PREMIER VIP TRUST

AXA PREMIER VIP INTERNATIONAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

June 30, 2005 (Unaudited)

^	All, or a portion of security out on loan (See Note 1).

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2005, the market value of these securities amounted to $3,291,769 or 0.44% of net assets. Securities denoted with “§” but without “(b)” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(l)	Floating Rate Security. Rate disclosed is as of June 30, 2005.

Glossary:

ADR — American Depositary Receipt

CVA — Dutch Certification

GDR — Global Depositary Receipt

RNC — Risparmio Non-Convertible Savings Shares

At June 30, 2005 the Portfolio had the following futures contracts open: (Note 1)

Purchase	Number of Contracts	Expiration Date	Original Value	Value at 6/30/05	Unrealized Appreciation
Dow Jones Euro Stock 50 Index	90	September-05	$3,426,870	$3,484,493	$57,623

Investment security transactions for the six months ended June 30, 2005 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$415,559,313
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$215,390,650

As of June 30, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$60,143,638
Aggregate gross unrealized depreciation	(14,177,628)

Net unrealized appreciation	$45,966,010

Federal income tax cost of investments	$796,548,984

At June 30, 2005, the Portfolio had loaned securities with a total value of $98,692,083. This was secured by collateral of $103,690,707 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA PREMIER VIP LARGE CAP CORE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (15.0%)
Auto Components (0.5%)
American Axle & Manufacturing Holdings, Inc.^	4,400	$111,188
Autoliv, Inc.	2,500	109,500
BorgWarner, Inc.^	4,200	225,414
Cooper Tire & Rubber Co.^	7,900	146,703
Dana Corp.	3,000	45,030
Johnson Controls, Inc.	850	47,881
Lear Corp.^	1,825	66,393
Magna International, Inc., Class A	2,850	200,469

		952,578

Automobiles (0.4%)
Harley-Davidson, Inc.	16,205	803,768

Hotels, Restaurants & Leisure (1.9%)
Hilton Hotels Corp.	26,555	633,337
McDonald’s Corp.	22,705	630,064
Royal Caribbean Cruises Ltd.^	25,145	1,216,012
Starbucks Corp.*	18,345	947,702

		3,427,115

Household Durables (0.9%)
American Greetings Corp., Class A^	50,200	1,330,300
Newell Rubbermaid, Inc.^	14,200	338,528

		1,668,828

Internet & Catalog Retail (0.7%)
IAC/InterActiveCorp*^	34,815	837,301
Shanda Interactive Entertainment Ltd. (ADR)*^	14,500	533,455

		1,370,756

Media (3.8%)
Comcast Corp., Class A*	16,755	514,379
Comcast Corp., Special Class A*	48,220	1,444,189
DIRECTV Group, Inc.*	125,723	1,948,706
Interpublic Group of Cos., Inc.*^	24,900	303,282
Sirius Satellite Radio, Inc.*^	46,020	298,210
Time Warner, Inc.*	107,930	1,803,510
Viacom, Inc., Class B	200	6,404
XM Satellite Radio Holdings, Inc., Class A*^	17,570	591,406

		6,910,086

Multiline Retail (1.7%)
Federated Department Stores, Inc.	6,525	478,152
Nordstrom, Inc.	3,200	217,504
Target Corp.	43,800	2,383,158

		3,078,814

Specialty Retail (4.0%)
Best Buy Co., Inc.	19,530	1,338,782
Gap, Inc.	18,200	359,450
Home Depot, Inc.	71,130	2,766,957
Limited Brands	15,800	338,436
Linens ‘N Things, Inc.*^	46,558	1,101,562
Office Depot, Inc.*	16,300	372,292
Staples, Inc.	51,112	1,089,708

		7,367,187

Textiles, Apparel & Luxury Goods (1.1%)
Jones Apparel Group, Inc.	7,200	223,488
NIKE, Inc., Class B	16,470	1,426,302
V.F. Corp.	5,300	303,266

		1,953,056

Total Consumer Discretionary		27,532,188

Consumer Staples (5.6%)
Beverages (1.4%)
Coca-Cola Co.	12,475	$520,831
Molson Coors Brewing Co.^	3,300	204,600
PepsiCo, Inc.	34,855	1,879,730

		2,605,161

Food & Staples Retailing (0.9%)
Kroger Co.*	19,500	371,085
Safeway, Inc.^	17,500	395,325
SUPERVALU, Inc.	7,300	238,053
Wal-Mart Stores, Inc.	12,700	612,140

		1,616,603

Food Products (0.5%)
Archer-Daniels-Midland Co.	2,300	49,174
Kraft Foods, Inc., Class A	8,800	279,928
Sara Lee Corp.	16,800	332,808
Unilever N.V. (N.Y. Shares)	4,000	259,320

		921,230

Household Products (2.0%)
Colgate-Palmolive Co.	27,000	1,347,570
Kimberly-Clark Corp.	6,300	394,317
Procter & Gamble Co.	36,310	1,915,353

		3,657,240

Tobacco (0.8%)
Altria Group, Inc.	16,250	1,050,725
UST, Inc.	8,100	369,846

		1,420,571

Total Consumer Staples		10,220,805

Energy (7.5%)
Energy Equipment & Services (1.2%)
Diamond Offshore Drilling, Inc.^	7,125	380,688
GlobalSantaFe Corp.	8,700	354,960
Halliburton Co.	18,540	886,583
Noble Corp.	6,500	399,815
Rowan Cos., Inc.	9,500	282,245

		2,304,291

Oil & Gas (6.3%)
BP plc (ADR)	5,300	330,614
Chevron Corp.	36,143	2,021,117
ConocoPhillips	13,782	792,327
Exxon Mobil Corp.	76,305	4,385,248
Marathon Oil Corp.	8,500	453,645
Occidental Petroleum Corp.	16,560	1,273,961
Petroleo Brasileiro S.A. (ADR)^	38,922	2,029,004
Total S.A. (ADR)	2,600	303,810

		11,589,726

Total Energy		13,894,017

Financials (17.7%)
Capital Markets (3.4%)
Bank of New York Co., Inc.	63,500	1,827,530
E*Trade Financial Corp.*	67,805	948,592
Goldman Sachs Group, Inc.	14,900	1,520,098
Lehman Brothers Holdings, Inc.	5,125	508,810
Mellon Financial Corp.	12,000	344,280
Merrill Lynch & Co., Inc.	4,600	253,046
Morgan Stanley	17,480	917,175

		6,319,531

Commercial Banks (4.0%)
Bank of America Corp.	62,300	2,841,503
BB&T Corp.	1,600	63,952
Comerica, Inc.	6,050	349,690
Huntington Bancshares, Inc./Ohio	13,450	324,683
KeyCorp	7,975	264,371
Lloyds TSB Group plc	161,500	1,369,243
National City Corp.	12,150	414,558

AXA PREMIER VIP TRUST

AXA PREMIER VIP LARGE CAP CORE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
PNC Financial Services Group, Inc.	5,100	$277,746
SunTrust Banks, Inc.	6,125	442,470
U.S. Bancorp.	15,350	448,220
Wachovia Corp.	10,900	540,640
Wells Fargo & Co.	1,050	64,659

		7,401,735

Consumer Finance (1.0%)
American Express Co.	34,840	1,854,533

Diversified Financial Services (2.8%)
Chicago Mercantile Exchange Holdings, Inc.	4,410	1,303,155
Citigroup, Inc.	73,400	3,393,282
JPMorgan Chase & Co.	11,500	406,180

		5,102,617

Insurance (4.8%)
ACE Ltd.	5,400	242,190
Allstate Corp.	7,900	472,025
American International Group, Inc.	12,725	739,323
Chubb Corp.	4,350	372,404
Genworth Financial, Inc., Class A	12,800	386,944
Hartford Financial Services Group, Inc.	6,300	471,114
Marsh & McLennan Cos., Inc.	46,200	1,279,740
MBIA, Inc.	23,391	1,387,320
MetLife, Inc.	8,750	393,225
PartnerReinsurance Ltd.^	900	57,978
Prudential Financial, Inc.	7,600	499,016
St. Paul Travelers Cos., Inc.	56,599	2,237,358
XL Capital Ltd., Class A	4,400	327,448

		8,866,085

Thrifts & Mortgage Finance (1.7%)
Astoria Financial Corp.^	8,250	234,878
Countrywide Financial Corp.	33,200	1,281,852
Fannie Mae	10,525	614,660
Freddie Mac	8,100	528,363
Washington Mutual, Inc.^	11,725	477,090

		3,136,843

Total Financials		32,681,344

Health Care (16.0%)
Biotechnology (1.3%)
Amgen, Inc.*	16,585	1,002,729
Genentech, Inc.*	16,320	1,310,170

		2,312,899

Health Care Equipment & Supplies (2.9%)
Biomet, Inc.	25,310	876,739
Boston Scientific Corp.*	46,700	1,260,900
Fisher Scientific International, Inc.*	7,600	493,240
Medtronic, Inc.	43,110	2,232,667
Varian Medical Systems, Inc.*	13,180	492,009

		5,355,555

Health Care Providers & Services (6.2%)
AmerisourceBergen Corp.	3,100	214,365
Caremark Rx, Inc.*	24,105	1,073,155
Eclipsys Corp.*^	57,000	801,990
HCA, Inc.	2,500	141,675
Health Management Associates, Inc., Class A	49,400	1,293,292
Laboratory Corp. of America Holdings*	4,900	244,510
Medco Health Solutions, Inc.*	10,100	538,936
Tenet Healthcare Corp.*	2,500	30,600
UnitedHealth Group, Inc.	99,040	5,163,945
WellPoint, Inc.*	28,400	$1,977,776

		11,480,244

Pharmaceuticals (5.6%)
Abbott Laboratories	8,900	436,189
Bristol-Myers Squibb Co.	20,075	501,474
Eli Lilly & Co.	25,110	1,398,878
GlaxoSmithKline plc (ADR)^	6,400	310,464
Johnson & Johnson	20,875	1,356,875
Merck & Co., Inc.	17,775	547,470
Pfizer, Inc.	100,100	2,760,758
Sanofi-Aventis	15,000	1,233,046
Sanofi-Aventis (ADR)^	39,970	1,638,370
Wyeth	4,600	204,700

		10,388,224

Total Health Care		29,536,922

Industrials (10.9%)
Aerospace & Defense (1.0%)
Boeing Co.	10,000	660,000
General Dynamics Corp.	1,000	109,540
Goodrich Corp.	10,200	417,792
Raytheon Co.	17,815	696,923

		1,884,255

Air Freight & Logistics (1.1%)
FedEx Corp.	25,560	2,070,616
United Parcel Service, Inc., Class B	600	41,496

		2,112,112

Airlines (0.8%)
Southwest Airlines Co.	103,358	1,439,777

Building Products (0.2%)
Masco Corp.	10,900	346,184

Commercial Services & Supplies (1.0%)
Apollo Group, Inc., Class A*	16,075	1,257,386
FTI Consulting, Inc.*^	27,270	569,943

		1,827,329

Electrical Equipment (0.2%)
Cooper Industries Ltd., Class A	2,225	142,178
Hubbell, Inc., Class B^	3,800	167,580

		309,758

Industrial Conglomerates (4.7%)
General Electric Co.	189,700	6,573,105
Textron, Inc.	5,300	402,005
Tyco International Ltd.	58,425	1,706,010

		8,681,120

Machinery (0.5%)
Crane Co.^	2,300	60,490
Eaton Corp.	5,450	326,455
Ingersoll-Rand Co., Class A	3,800	271,130
SPX Corp.	5,900	271,282

		929,357

Road & Rail (1.4%)
Burlington Northern Santa Fe Corp.	6,000	282,480
CSX Corp.	8,900	379,674
Norfolk Southern Corp.	11,700	362,232
Union Pacific Corp.	22,900	1,483,920

		2,508,306

Total Industrials		20,038,198

Information Technology (17.5%)
Communications Equipment (5.0%)
ADC Telecommunications, Inc.*^	9,456	205,857
Cisco Systems, Inc.*	163,530	3,125,058
Corning, Inc.*	32,200	535,164
Motorola, Inc.	187,530	3,424,298

AXA PREMIER VIP TRUST

AXA PREMIER VIP LARGE CAP CORE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
Nortel Networks Corp.*	47,800	$124,758
QUALCOMM, Inc.	1,600	52,816
Research In Motion Ltd.*^	19,970	1,472,788
Tellabs, Inc.*	29,450	256,215

		9,196,954

Computers & Peripherals (2.1%)
Dell, Inc.*	19,905	786,446
EMC Corp.*	23,700	324,927
Hewlett-Packard Co.	28,700	674,737
International Business Machines Corp.	11,675	866,285
Lexmark International, Inc., Class A*	18,890	1,224,639

		3,877,034

Electronic Equipment & Instruments (0.8%)
Arrow Electronics, Inc.*	5,100	138,516
Avnet, Inc.*^	6,300	141,939
Celestica, Inc.*	16,400	219,760
Flextronics International Ltd.*^	24,900	328,929
Ingram Micro, Inc., Class A*^	4,300	67,338
Sanmina-SCI Corp.*	46,300	253,261
Solectron Corp.*	53,100	201,249
Tech Data Corp.*^	3,800	139,118

		1,490,110

Internet Software & Services (1.6%)
Google, Inc., Class A*	2,750	808,913
Yahoo!, Inc.*	61,130	2,118,154

		2,927,067

IT Services (0.4%)
BearingPoint, Inc.*^	48,900	358,437
Electronic Data Systems Corp.	16,100	309,925

		668,362

Semiconductors & Semiconductor Equipment (3.6%)
Agere Systems, Inc.*^	15,700	188,400
Applied Materials, Inc.	11,200	181,216
Intel Corp.	90,230	2,351,394
Samsung Electronics Co., Ltd. (GDR) §	3,488	833,610
Texas Instruments, Inc.	113,090	3,174,436

		6,729,056

Software (4.0%)
Microsoft Corp.	244,000	6,060,960
Oracle Corp.*	65,700	867,240
SAP AG (ADR)	9,460	409,618

		7,337,818

Total Information Technology		32,226,401

Materials (2.5%)
Chemicals (1.3%)
Dow Chemical Co.	38,200	1,701,046
DuPont (E.I.) de Nemours & Co.	6,600	283,866
Eastman Chemical Co.	1,300	71,695
Hercules, Inc.*	10,000	141,500
PPG Industries, Inc.	1,800	112,968

		2,311,075

Construction Materials (0.1%)
Martin Marietta Materials, Inc.^	3,800	262,656

Containers & Packaging (0.1%)
Smurfit-Stone Container Corp.*	14,300	145,431
Temple-Inland, Inc.	2,000	74,300

		219,731

Metals & Mining (0.7%)
Rio Tinto plc (ADR)	7,875	960,120
United States Steel Corp.	10,000	$343,700

		1,303,820

Paper & Forest Products (0.3%)
Georgia-Pacific Corp.	6,300	200,340
International Paper Co.	12,300	371,583

		571,923

Total Materials		4,669,205

Telecommunication Services (4.3%)
Diversified Telecommunication Services (1.8%)
ALLTEL Corp.	25,000	1,557,000
SBC Communications, Inc.	5,200	123,500
Sprint Corp.	31,650	794,098
Verizon Communications, Inc.	22,600	780,830

		3,255,428

Wireless Telecommunication Services (2.5%)
China Mobile (Hong Kong) Ltd. (ADR)^	42,330	786,915
Crown Castle
International Corp.*	51,600	1,048,512
Leap Wireless International, Inc.*	20,800	577,200
NII Holdings, Inc.*	34,700	2,218,718

		4,631,345

Total Telecommunication Services		7,886,773

Utilities (0.9%)
Electric Utilities (0.8%)
American Electric Power Co., Inc.^	9,475	349,344
Entergy Corp.	5,500	415,525
Exelon Corp.	10,000	513,300
FirstEnergy Corp.	4,000	192,440

		1,470,609

Multi-Utilities & Unregulated Power (0.1%)
Constellation Energy Group, Inc.	2,625	151,436

Total Utilities		1,622,045

Total Common Stocks (97.9%) (Cost $160,763,362)		180,307,898

	Principal Amount
SHORT-TERM INVESTMENTS:
Government Security (0.7%)
Federal National Mortgage Association Discount Notes
2.65%, 7/1/05 (o)	$1,200,000	1,199,912

	Number of Shares
Short-Term Fund of Cash Collateral for Securities Loaned (0.1%)
JPMorgan Securities Lending Collateral Investment Fund
3.26%, 7/1/05	223,652	223,652

	Principal Amount
Short-Term Investments of Cash Collateral for Securities Loaned (8.4%)
Banco Bilbao Viz Argentaria
3.11%, 7/15/05	$310,209	310,209
Banesto S.A. Madrid
3.44%, 9/27/05	315,891	315,891
Capital One Corp.,
Series 02-A2
3.22%, 7/15/05 (l)	252,838	252,838

AXA PREMIER VIP TRUST

AXA PREMIER VIP LARGE CAP CORE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2005 (Unaudited)

	Principal Amount	Value (Note 1)
Citigroup Global Markets, Inc.
3.49%, 7/1/05	$442,248	$442,248
Corsair Trust,
Series 1-1013
3.39%, 4/27/07 (l)	347,481	347,481
Depfa Bank Europe PLC
3.17%, 3/11/05	379,070	379,070
3.17%, 8/5/05	315,891	315,891
Deutsche Bank Securities, Inc.
3.20%, 7/14/05	1,263,566	1,263,566
Greenwich Capital Holdings, Inc.
3.51%, 7/1/05	1,263,566	1,263,566
3.51%, 7/1/05	2,590,310	2,590,310
Hartford Life, Inc.
3.24%, 6/30/06	101,085	101,085
Hewlett-Packard Co.
3.12%, 7/25/05	313,607	313,607
Lehman Brothers, Inc.
3.59%, 9/30/05 (l)	44,225	44,225
Merrill Lynch Securities, Inc.
3.54%, 7/1/05	4,876,900	4,876,900
Monumental Global Funding II
3.07%, 7/1/05 (l)	139,050	139,050
Natexis Banques Populaires Sing
3.18%, 8/5/05	947,675	947,675
New Center Asset Trust
3.09%, 7/1/05	251,334	251,334
New York Life Insurance Co.
3.22%, 9/30/05	315,891	315,891
Royal Bank of Scotland London
3.14%, 7/5/06 (l)	303,037	303,037
Sun Trust Bank/Atlanta, Georgia
3.27%, 5/17/06 (l)	315,891	315,891
Unicredito Italiano Milan
3.17%, 9/12/05	315,891	315,891
Washington Mutual Bank FA
3.10%, 7/8/05	123,861	123,861

Total Short-Term Investments of Cash Collateral for Securities Loaned		15,529,517

Time Deposit (1.8%)
JPMorgan Chase Nassau
2.70%, 7/1/05	3,195,139	3,195,139

Total Short-Term Investments (11.0%) (Cost/Amortized Cost $20,148,307)		20,148,220

Total Investments (108.9%) (Cost/Amortized Cost $180,911,669)		200,456,118
Other Assets Less Liabilities (-8.9%)		(16,316,938)

Net Assets (100%)		$184,139,180

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2005, the market value of these securities amounted to $833,610 or 0.45% of net assets. Securities denoted with “§” but without “(b)”have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(l)	Floating Rate Security. Rate disclosed is as of June 30, 2005.

(o)	Discount Note Security. Effective rate calculated as of June 30, 2005.

Glossary:

ADR — American Depositary Receipt

GDR — Global Depositary Receipt

AXA PREMIER VIP TRUST

AXA PREMIER VIP LARGE CAP CORE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

June 30, 2005 (Unaudited)

Investment security transactions for the six months ended June 30, 2005 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$42,098,301
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$35,042,886

As of June 30, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$23,635,863
Aggregate gross unrealized depreciation	(4,868,690)

Net unrealized appreciation	$18,767,173

Federal income tax cost of investments	$181,688,945

At June 30, 2005, the Portfolio had loaned securities with a total value of $15,326,792. This was secured by collateral of $15,753,169 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

For the six months ended June 30, 2005, the Portfolio incurred approximately $4,505 as brokerage commissions with Bernstein (Sanford C.) & Co., an affiliated broker/dealer.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA PREMIER VIP LARGE CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (15.7%)
Hotels, Restaurants & Leisure (2.6%)
Carnival Corp.	50,400	$2,749,320
Starbucks Corp.*	104,830	5,415,518
Starwood Hotels & Resorts Worldwide, Inc.	19,800	1,159,686

		9,324,524

Household Durables (0.6%)
Centex Corp.	12,650	893,975
D.R. Horton, Inc.	19,066	717,072
Lennar Corp., Class A	7,750	491,738

		2,102,785

Internet & Catalog Retail (3.5%)
Amazon.com, Inc.*	163,085	5,394,852
eBay, Inc.*	224,670	7,416,356

		12,811,208

Media (2.9%)
Pixar*^	91,300	4,569,565
XM Satellite Radio Holdings, Inc., Class A*^	172,210	5,796,589

		10,366,154

Multiline Retail (2.1%)
J.C. Penney Co., Inc.	38,500	2,024,330
Kohl’s Corp.*	35,300	1,973,623
Target Corp.	64,350	3,501,284

		7,499,237

Specialty Retail (2.1%)
Bed Bath & Beyond, Inc.*	42,360	1,769,801
Best Buy Co., Inc.	9,490	650,539
Lowe’s Cos., Inc.	54,360	3,164,839
Urban Outfitters, Inc.*^	10,670	604,882
Williams-Sonoma, Inc.*^	38,910	1,539,669

		7,729,730

Textiles, Apparel & Luxury Goods (1.9%)
Coach, Inc.*	127,110	4,267,083
NIKE, Inc., Class B	30,500	2,641,300

		6,908,383

Total Consumer Discretionary		56,742,021

Consumer Staples (5.8%)
Beverages (0.5%)
PepsiCo, Inc.	32,550	1,755,422

Food & Staples Retailing (2.5%)
Wal-Mart Stores, Inc.	41,800	2,014,760
Walgreen Co.	152,800	7,027,272

		9,042,032

Household Products (1.7%)
Procter & Gamble Co.	117,640	6,205,510

Personal Products (1.1%)
Avon Products, Inc.	69,700	2,638,145
Gillette Co.	29,000	1,468,270

		4,106,415

Total Consumer Staples		21,109,379

Energy (1.7%)
Energy Equipment & Services (1.4%)
Schlumberger Ltd.	21,650	1,644,101
Smith International, Inc.	17,000	1,082,900
Transocean, Inc.*	44,200	2,385,474

		5,112,475

Oil & Gas (0.3%)
Apache Corp.	18,700	1,208,020

Total Energy		6,320,495

Financials (12.8%)
Capital Markets (3.7%)
Charles Schwab Corp.	67,760	$764,333
Franklin Resources, Inc.	19,800	1,524,204
Goldman Sachs Group, Inc.	52,130	5,318,302
Legg Mason, Inc.	31,425	3,271,657
Merrill Lynch & Co., Inc.	46,310	2,547,513

		13,426,009

Commercial Banks (1.7%)
Commerce Bancorp, Inc./New Jersey^	135,330	4,101,852
Wachovia Corp.	38,800	1,924,480

		6,026,332

Diversified Financial Services (1.4%)
Citigroup, Inc.	89,230	4,125,103
JPMorgan Chase & Co.	28,417	1,003,688

		5,128,791

Insurance (5.6%)
Aflac, Inc.	28,650	1,239,972
American International Group, Inc.	93,640	5,440,484
MetLife, Inc.	27,700	1,244,838
Progressive Corp.	122,050	12,059,761

		19,985,055

Thrifts & Mortgage Finance (0.4%)
Golden West Financial Corp.^	22,700	1,461,426

Total Financials		46,027,613

Health Care (20.2%)
Biotechnology (7.8%)
Amgen, Inc.*	147,250	8,902,735
Biogen Idec, Inc.*	30,000	1,033,500
Genentech, Inc.*	161,480	12,963,614
Gilead Sciences, Inc.*	116,510	5,125,275

		28,025,124

Health Care Equipment & Supplies (4.3%)
Alcon, Inc.	27,850	3,045,398
Medtronic, Inc.	63,700	3,299,023
St. Jude Medical, Inc.*	79,750	3,477,897
Stryker Corp.	43,560	2,071,714
Zimmer Holdings, Inc.*	47,920	3,650,066

		15,544,098

Health Care Providers & Services (4.0%)
Aetna, Inc.	50,300	4,165,846
Caremark Rx, Inc.*	74,720	3,326,534
UnitedHealth Group, Inc.	67,290	3,508,501
WellPoint, Inc.*	49,440	3,443,002

		14,443,883

Pharmaceuticals (4.1%)
Abbott Laboratories	74,400	3,646,344
Forest Laboratories, Inc.*	60,990	2,369,461
Novartis AG (ADR)^	39,300	1,864,392
Pfizer, Inc.	80,900	2,231,222
Schering-Plough Corp.	90,900	1,732,554
Teva Pharmaceutical Industries Ltd. (ADR)^	91,900	2,861,766

		14,705,739

Total Health Care		72,718,844

Industrials (7.0%)
Aerospace & Defense (1.4%)
Boeing Co.	29,200	1,927,200
United Technologies Corp.	63,100	3,240,185

		5,167,385

Air Freight & Logistics (0.5%)
FedEx Corp.	13,300	1,077,433

AXA PREMIER VIP TRUST

AXA PREMIER VIP LARGE CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
United Parcel Service, Inc., Class B	8,970	$620,365

		1,697,798

Building Products (0.3%)
American Standard Cos., Inc.	26,790	1,123,037

Commercial Services & Supplies (1.5%)
Apollo Group, Inc., Class A*	70,600	5,522,332

Industrial Conglomerates (2.5%)
General Electric Co.	260,120	9,013,158

Machinery (0.8%)
Danaher Corp.	53,400	2,794,956

Total Industrials		25,318,666

Information Technology (33.9%)
Communications Equipment (5.1%)
Cisco Systems, Inc.*	122,200	2,335,242
Comverse Technology, Inc.*^	65,800	1,556,170
Corning, Inc.*	80,660	1,340,569
Juniper Networks, Inc.*	206,310	5,194,886
QUALCOMM, Inc.	242,790	8,014,498

		18,441,365

Computers & Peripherals (7.5%)
Apple Computer, Inc.*	80,650	2,968,727
Dell, Inc.*	300,310	11,865,248
EMC Corp.*	250,710	3,437,234
Network Appliance, Inc.*	311,010	8,792,253

		27,063,462

Electronic Equipment & Instruments (0.2%)
Amphenol Corp., Class A	14,460	580,858

Internet Software & Services (7.8%)
Google, Inc., Class A*^	38,400	11,295,360
VeriSign, Inc.*	59,900	1,722,724
Yahoo!, Inc.*	442,850	15,344,753

		28,362,837

IT Services (0.6%)
Automatic Data Processing, Inc.	25,200	1,057,644
Infosys Technologies Ltd. (ADR)^	7,420	574,827
Iron Mountain, Inc.*^	16,440	509,969

		2,142,440

Semiconductors & Semiconductor Equipment (5.7%)
Broadcom Corp., Class A*^	145,350	5,161,378
Marvell Technology Group Ltd.*	199,970	7,606,859
Maxim Integrated Products, Inc.	111,800	4,271,878
Xilinx, Inc.	133,800	3,411,900

		20,452,015

Software (7.0%)
Adobe Systems, Inc.	82,200	2,352,564
Electronic Arts, Inc.*	84,300	4,772,223
Mercury Interactive Corp.*^	34,510	1,323,804
Microsoft Corp.	204,330	5,075,557
Oracle Corp.*	184,500	2,435,400
SAP AG (ADR)^	53,850	2,331,705
Symantec Corp.*	325,490	7,076,152

		25,367,405

Total Information Technology		122,410,382

Materials (0.4%)
Chemicals (0.4%)
Dow Chemical Co.	28,700	1,278,011

Total Materials		1,278,011

Total Common Stocks (97.5%) (Cost $298,080,970)		351,925,411

SHORT-TERM INVESTMENTS:
Short-Term Fund of Cash Collateral for Securities Loaned (0.1%)
JPMorgan Securities Lending Collateral Investment Fund
3.26%, 7/1/05	417,395	$417,395

	Principal Amount
Short-Term Investments of Cash Collateral for Securities Loaned (8.1%)
Banco Bilbao Viz Argentaria
3.11%, 7/15/05	$578,934	578,934
Banesto S.A. Madrid
3.44%, 9/27/05	589,540	589,540
Capital One Corp., Series 02-A2
3.22%, 7/15/05 (l)	471,864	471,864
Citigroup Global Markets, Inc.
3.49%, 7/1/05	825,356	825,356
Corsair Trust, Series 1-1013
3.39%, 4/27/07 (l)	648,494	648,494
Depfa Bank Europe PLC
3.17%, 3/11/05	707,448	707,448
3.17%, 8/5/05	589,540	589,540
Deutsche Bank Securities, Inc.
3.20%, 7/14/05	2,358,160	2,358,160
Greenwich Capital Holdings, Inc.
3.51%, 7/1/05	2,358,160	2,358,160
3.51%, 7/1/05	4,834,227	4,834,227
Hartford Life, Inc.
3.24%, 6/30/06	188,653	188,653
Hewlett-Packard Co.
3.12%, 7/25/05	585,275	585,275
Lehman Brothers, Inc.
3.59%, 9/30/05 (l)	82,536	82,536
Merrill Lynch Securities, Inc.
3.54%, 7/1/05	9,101,628	9,101,628
Monumental Global Funding II
3.07%, 7/1/05 (l)	259,505	259,505
Natexis Banques Populaires Sing
3.18%, 8/5/05	1,768,620	1,768,620
New Center Asset Trust
3.09%, 7/1/05	469,058	469,058
New York Life Insurance Co.
3.22%, 9/30/05	589,540	589,540
Royal Bank of Scotland London
3.14%, 7/5/06 (l)	565,550	565,550
Sun Trust Bank/Atlanta, Georgia
3.27%, 5/17/06 (l)	589,540	589,540
Unicredito Italiano Milan
3.17%, 9/12/05	589,540	589,540
Washington Mutual Bank FA
3.10%, 7/8/05	231,159	231,159

Total Short-Term Investments of Cash Collateral for Securities Loaned		28,982,327

AXA PREMIER VIP TRUST

AXA PREMIER VIP LARGE CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

June 30, 2005 (Unaudited)

	Principal Amount	Value (Note 1)
Time Deposit (3.1%)
JPMorgan Chase Nassau
2.70%, 7/1/05	$11,211,784	$11,211,784

Total Short-Term Investments (11.3%) (Amortized Cost $40,611,506)		40,611,506

Total Investments (108.8%) (Cost/Amortized Cost $338,692,476)		392,536,917
Other Assets Less Liabilities (-8.8%)		(31,726,097)

Net Assets (100%)		$360,810,820

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

(l)	Floating Rate Security. Rate disclosed is as of June 30, 2005.

Glossary:

ADR — American Depositary Receipt

Investment security transactions for the six months ended June 30, 2005 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$76,508,953
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$61,574,971

As of June 30, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$59,555,593
Aggregate gross unrealized depreciation	(7,613,499)

Net unrealized appreciation	$51,942,094

Federal income tax cost of investments	$340,594,823

At June 30, 2005, the Portfolio had loaned securities with a total value of $28,689,185. This was secured by collateral of $29,399,722 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

The Portfolio has a net capital loss carryforward of $6,054,253 of which $1,406,718 expires in the year 2010, $2,398,957 expires in the year 2011, and $2,248,578 expires in the year 2012.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA PREMIER VIP LARGE CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (11.7%)
Auto Components (0.2%)
Johnson Controls, Inc.	15,000	$844,950

Automobiles (0.2%)
Harley-Davidson, Inc.	14,100	699,360

Hotels, Restaurants & Leisure (2.1%)
Carnival Corp.	18,500	1,009,175
McDonald’s Corp.	305,490	8,477,348
Royal Caribbean Cruises Ltd.^	15,000	725,400

		10,211,923

Household Durables (0.6%)
Fortune Brands, Inc.	25,000	2,220,000
Pulte Homes, Inc.^	5,000	421,250

		2,641,250

Leisure Equipment & Products (0.1%)
Hasbro, Inc.^	31,390	652,598

Media (5.8%)
Clear Channel Communications, Inc.	6,800	210,324
Comcast Corp., Class A*	225,650	6,927,455
Comcast Corp., Special Class A*	121,600	3,641,920
News Corp., Class A	216,000	3,494,880
Reed Elsevier plc	138,530	1,327,207
Time Warner, Inc.*	272,860	4,559,491
Tribune Co.^	26,930	947,397
Viacom, Inc., Class B	181,720	5,818,674
Walt Disney Co.	28,440	716,119
Westwood One, Inc.^	20,000	408,600

		28,052,067

Multiline Retail (0.4%)
Saks, Inc.*^	101,250	1,920,713

Specialty Retail (2.3%)
Bed Bath & Beyond, Inc.*	25,100	1,048,678
Gap, Inc.	93,650	1,849,587
Home Depot, Inc.	71,400	2,777,460
Lowe’s Cos., Inc.^	72,620	4,227,936
TJX Cos., Inc.	54,790	1,334,137

		11,237,798

Total Consumer Discretionary		56,260,659

Consumer Staples (9.6%)
Beverages (0.4%)
Diageo plc	52,520	774,768
PepsiCo, Inc.	18,210	982,065

		1,756,833

Food Products (3.7%)
Archer-Daniels-Midland Co.	289,670	6,193,144
Cadbury Schweppes plc (ADR)^	159,050	6,096,386
H.J. Heinz Co.	33,600	1,190,112
Kellogg Co.	54,820	2,436,201
Nestle S.A. (Registered)	3,098	793,181
Sara Lee Corp.	53,160	1,053,100

		17,762,124

Household Products (1.1%)
Colgate-Palmolive Co.	26,700	1,332,597
Kimberly-Clark Corp.	34,690	2,171,247
Procter & Gamble Co.	37,600	1,983,400

		5,487,244

Personal Products (0.8%)
Avon Products, Inc.	98,580	3,731,253

Tobacco (3.6%)
Altria Group, Inc.	261,590	16,914,410
Loews Corp. - Carolina Group	17,700	$589,764

		17,504,174

Total Consumer Staples		46,241,628

Energy (13.1%)
Energy Equipment & Services (3.1%)
Baker Hughes, Inc.	41,000	2,097,560
Halliburton Co.	158,000	7,555,560
Nabors Industries Ltd.*^	45,700	2,770,334
Noble Corp.	18,830	1,158,233
Schlumberger Ltd.	15,000	1,139,100

		14,720,787

Oil & Gas (10.0%)
BP plc (ADR)	66,040	4,119,575
Chevron Corp.	11,000	615,120
ConocoPhillips	228,488	13,135,775
Devon Energy Corp.	18,740	949,743
EOG Resources, Inc.	22,860	1,298,448
Exxon Mobil Corp.	102,160	5,871,136
Marathon Oil Corp.	98,841	5,275,144
Noble Energy, Inc.	48,775	3,689,829
Occidental Petroleum Corp.	89,000	6,846,770
Total S.A. (ADR)	29,940	3,498,489
Unocal Corp.	42,060	2,736,003

		48,036,032

Total Energy		62,756,819

Financials (23.7%)
Capital Markets (3.9%)
Franklin Resources, Inc.	14,540	1,119,289
Goldman Sachs Group, Inc.	116,170	11,851,663
Lehman Brothers Holdings, Inc.	9,470	940,182
Mellon Financial Corp.	47,580	1,365,070
Merrill Lynch & Co., Inc.	48,280	2,655,883
Morgan Stanley	14,900	781,803

		18,713,890

Commercial Banks (5.2%)
Bank of America Corp.	365,579	16,674,058
North Fork Bancorp, Inc.	50,200	1,410,118
PNC Financial Services Group, Inc.	38,290	2,085,274
SunTrust Banks, Inc.^	48,750	3,521,700
Wells Fargo & Co.	23,530	1,448,977

		25,140,127

Consumer Finance (0.7%)
American Express Co.	30,940	1,646,936
MBNA Corp.	54,970	1,438,015

		3,084,951

Diversified Financial Services (4.9%)
Citigroup, Inc.	429,300	19,846,539
JPMorgan Chase & Co.	107,556	3,798,878

		23,645,417

Insurance (7.0%)
ACE Ltd.	101,100	4,534,335
Aflac, Inc.	23,040	997,171
Allstate Corp.	75,820	4,530,245
American International Group, Inc.	110,400	6,414,240
Axis Capital Holdings Ltd.	66,000	1,867,800
Chubb Corp.	10,100	864,661
Hartford Financial Services Group, Inc.	20,570	1,538,225
MetLife, Inc.	113,060	5,080,916
St. Paul Travelers Cos., Inc.	203,349	8,038,386

		33,865,979

Thrifts & Mortgage Finance (2.0%)
Fannie Mae	146,260	8,541,584

AXA PREMIER VIP TRUST

AXA PREMIER VIP LARGE CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
Freddie Mac	13,490	$879,953

		9,421,537

Total Financials		113,871,901

Health Care (7.0%)
Health Care Equipment & Supplies (0.8%)
Baxter International, Inc.	23,280	863,688
Boston Scientific Corp.*	113,000	3,051,000

		3,914,688

Health Care Providers & Services (0.9%)
Health Management Associates, Inc., Class A^	40,000	1,047,200
UnitedHealth Group, Inc.	10,400	542,256
WellPoint, Inc.*	39,000	2,715,960

		4,305,416

Pharmaceuticals (5.3%)
Abbott Laboratories	40,110	1,965,791
Eli Lilly & Co.	5,700	317,547
Forest Laboratories, Inc.*	15,300	594,405
Johnson & Johnson	41,960	2,727,400
Merck & Co., Inc.	67,150	2,068,220
Novartis AG (ADR)^	148,550	7,047,212
Novartis AG (Registered)	9,960	474,638
Pfizer, Inc.	44,690	1,232,550
Roche Holding AG	5,140	650,775
Sanofi-Aventis (ADR)^	171,084	7,012,733
Wyeth	33,940	1,510,330

		25,601,601

Total Health Care		33,821,705

Industrials (15.3%)
Aerospace & Defense (2.3%)
Lockheed Martin Corp.	46,490	3,015,806
Northrop Grumman Corp.	58,830	3,250,358
United Technologies Corp.	93,910	4,822,278

		11,088,442

Air Freight & Logistics (0.4%)
CNF, Inc.^	7,240	325,076
United Parcel Service, Inc., Class B	21,700	1,500,772

		1,825,848

Building Products (0.7%)
American Standard Cos., Inc.	23,300	976,736
Masco Corp.	69,780	2,216,213

		3,192,949

Commercial Services & Supplies (2.5%)
Cendant Corp.	329,100	7,361,967
R.R. Donnelley & Sons Co. (New York Exchange)	130,315	4,497,171

		11,859,138

Electrical Equipment (0.6%)
Cooper Industries Ltd., Class A	15,330	979,587
Emerson Electric Co.	31,610	1,979,734

		2,959,321

Industrial Conglomerates (3.4%)
3M Co.	19,800	1,431,540
General Electric Co.	199,900	6,926,535
Tyco International Ltd.	283,760	8,285,792

		16,643,867

Machinery (2.6%)
Deere & Co.	151,430	9,917,151
Illinois Tool Works, Inc.	17,440	1,389,619
Ingersoll-Rand Co., Class A	10,000	713,500
Sandvik AB	11,970	445,295

		12,465,565

Road & Rail (2.7%)
Burlington Northern Santa Fe Corp.	41,110	$1,935,459
CSX Corp.	141,050	6,017,193
Norfolk Southern Corp.	114,500	3,544,920
Union Pacific Corp.	21,000	1,360,800

		12,858,372

Trading Companies & Distributors (0.1%)
Finning International, Inc.	6,100	180,042
Grainger (W.W.), Inc.	8,670	475,029

		655,071

Total Industrials		73,548,573

Information Technology (6.3%)
Communications Equipment (0.4%)
QUALCOMM, Inc.	66,600	2,198,466

Computers & Peripherals (1.0%)
EMC Corp.*	26,600	364,686
Hewlett-Packard Co.	171,460	4,031,025
International Business Machines Corp.	3,260	241,892

		4,637,603

IT Services (0.9%)
Accenture Ltd., Class A*^	105,120	2,383,070
Fiserv, Inc.*^	44,600	1,915,570

		4,298,640

Semiconductors & Semiconductor Equipment (0.1%)
Analog Devices, Inc.	18,410	686,877

Software (3.9%)
Microsoft Corp.	610,400	15,162,336
Oracle Corp.*	132,980	1,755,336
Symantec Corp.*^	76,980	1,673,545

		18,591,217

Total Information Technology		30,412,803

Materials (4.3%)
Chemicals (3.6%)
Air Products & Chemicals, Inc.^	87,120	5,253,336
BASF AG (ADR)	56,550	3,732,300
Dow Chemical Co.	33,870	1,508,231
DuPont (E.I.) de Nemours & Co.	41,260	1,774,593
L’Air Liquide S.A.	2,240	382,100
Nalco Holding Co.*	22,040	432,645
PPG Industries, Inc.	38,030	2,386,763
Praxair, Inc.	10,670	497,222
Syngenta AG*	13,190	1,358,021

		17,325,211

Containers & Packaging (0.1%)
Smurfit-Stone Container Corp.*	34,710	353,001

Metals & Mining (0.2%)
Alcoa, Inc.^	29,900	781,287

Paper & Forest Products (0.4%)
Bowater, Inc.^	11,500	372,255
International Paper Co.	54,070	1,633,455

		2,005,710

Total Materials		20,465,209

Telecommunication Services (4.5%)
Diversified Telecommunication Services (4.1%)
BellSouth Corp.	55,800	1,482,606
SBC Communications, Inc.	112,800	2,679,000
Sprint Corp.^	461,620	11,582,046
Verizon Communications, Inc.	117,910	4,073,790

		19,817,442

AXA PREMIER VIP TRUST

AXA PREMIER VIP LARGE CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
Wireless Telecommunication Services (0.4%)
Vodafone Group plc	833,530	$2,031,923

Total Telecommunication Services		21,849,365

Utilities (2.6%)
Electric Utilities (1.7%)
Entergy Corp.	65,220	4,927,371
Exelon Corp.	11,010	565,143
FPL Group, Inc.	6,660	280,120
PPL Corp.^	24,700	1,466,686
TXU Corp.^	10,480	870,783

		8,110,103

Multi-Utilities & Unregulated Power (0.9%)
Dominion Resources, Inc.	48,490	3,558,681
Public Service Enterprise Group, Inc.	11,810	718,284

		4,276,965

Total Utilities		12,387,068

Total Common Stocks (98.1%) (Cost $433,841,721)		471,615,730

	Principal Amount
SHORT-TERM INVESTMENTS:
Commercial Paper (1.0%)
Morgan Stanley
3.36%, 7/1/05 (p)	$5,011,000	5,010,532

	Number of Shares
Short-Term Fund of Cash Collateral for Securities Loaned (0.1%)
JPMorgan Securities Lending Collateral Investment Fund
3.26%, 7/1/05	452,276	452,276

	Principal Amount
Short-Term Investments of Cash Collateral for Securities Loaned (6.5%)
Banco Bilbao Viz Argentaria
3.11%, 7/15/05	$627,316	627,316
Banesto S.A. Madrid
3.44%, 9/27/05	638,808	638,808
Capital One Corp.,
Series 02-A2
3.22%, 7/15/05 (l)	511,298	511,298
Citigroup Global Markets, Inc.
3.49%, 7/1/05	894,331	894,331
Corsair Trust,
Series 1-1013
3.39%, 4/27/07 (l)	702,689	702,689
Depfa Bank Europe PLC
3.17%, 3/11/05	766,570	766,570
3.17%, 8/5/05	638,808	638,808
Deutsche Bank Securities, Inc.
3.20%, 7/14/05	2,555,232	2,555,232
Greenwich Capital Holdings, Inc.
3.51%, 7/1/05	2,555,232	2,555,232
3.51%, 7/1/05	5,238,225	5,238,225
Hartford Life, Inc.
3.24%, 6/30/06	204,419	204,419
Hewlett-Packard Co.
3.12%, 7/25/05	634,187	634,187
Lehman Brothers, Inc.
3.59%, 9/30/05 (l)	89,433	89,433
Merrill Lynch Securities, Inc.
3.54%, 7/1/05	$9,862,254	$9,862,254
Monumental Global Funding II
3.07%, 7/1/05 (l)	281,192	281,192
Natexis Banques Populaires Sing
3.18%, 8/5/05	1,916,424	1,916,424
New Center Asset Trust
3.09%, 7/1/05	508,257	508,257
New York Life Insurance Co.
3.22%, 9/30/05	638,808	638,808
Royal Bank of Scotland London
3.14%, 7/5/06 (l)	612,813	612,813
Sun Trust Bank/Atlanta, Georgia
3.27%, 5/17/06 (l)	638,808	638,808
Unicredito Italiano Milan
3.17%, 9/12/05	638,808	638,808
Washington Mutual Bank FA
3.10%, 7/8/05	250,477	250,477

Total Short-Term Investments of Cash Collateral for Securities Loaned		31,404,389

Time Deposit (1.8%)
JPMorgan Chase Nassau
2.70%, 7/1/05	8,538,793	8,538,793

Total Short-Term Investments (9.4%) (Cost/Amortized Cost $45,406,458)		45,405,990

Total Investments (107.5%) (Cost/Amortized Cost $479,248,179)		517,021,720
Other Assets Less Liabilities (-7.5%)		(36,012,418)

Net Assets (100%)		$481,009,302

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

(l)	Floating Rate Security. Rate disclosed is as of June 30, 2005.

(p)	Yield to maturity.

Glossary:

ADR — American Depositary Receipt

AXA PREMIER VIP TRUST

AXA PREMIER VIP LARGE CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

June 30, 2005 (Unaudited)

Investment security transactions for the six months ended June 30, 2005 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$242,213,231
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$178,968,607

As of June 30, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$47,370,980
Aggregate gross unrealized depreciation	(11,492,363)

Net unrealized appreciation	$35,878,617

Federal income tax cost of investments	$481,143,103

At June 30, 2005, the Portfolio had loaned securities with a total value of $31,333,848. This was secured by collateral of $31,856,665 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

For the six months ended June 30, 2005, the Portfolio incurred approximately $5,424 as brokerage commissions with Bernstein (Sanford C.) & Co., an affiliated broker/dealer.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA PREMIER VIP SMALL/MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (13.5%)
Auto Components (1.3%)
Autoliv, Inc.	19,000	$832,200
BorgWarner, Inc.^	182,400	9,789,408
Gentex Corp.^	46,500	846,300

		11,467,908

Automobiles (0.2%)
Winnebago Industries, Inc.^	41,000	1,342,750

Hotels, Restaurants & Leisure (3.5%)
BJ’s Restaurants, Inc.*^	53,600	1,090,224
Four Seasons Hotels, Inc.	26,800	1,771,480
La Quinta Corp.*	151,300	1,411,629
Marriott International, Inc., Class A	87,600	5,976,072
Orient Express Hotels Ltd.	74,160	2,348,647
P.F. Chang’s China Bistro, Inc.*^	25,700	1,515,786
Panera Bread Co., Class A*^	31,800	1,974,303
Penn National Gaming, Inc.*	90,100	3,288,650
Red Robin Gourmet Burgers*^	13,300	824,334
Royal Caribbean Cruises Ltd.^	93,000	4,497,480
Station Casinos, Inc.	81,700	5,424,880

		30,123,485

Household Durables (0.5%)
Harman International Industries, Inc.	7,500	610,200
NVR, Inc.*^	510	413,100
Tempur-Pedic International, Inc.*^	140,100	3,107,418

		4,130,718

Leisure Equipment & Products (0.7%)
MarineMax, Inc.*^	107,600	3,362,500
Nautilus, Inc.	82,700	2,356,950

		5,719,450

Media (3.4%)
Dow Jones & Co., Inc.	12,300	436,035
E.W. Scripps Co., Class A	80,700	3,938,160
Entravision Communications Corp.*	152,600	1,188,754
Getty Images, Inc.*^	149,800	11,124,148
Liberty Global, Inc. Class A*^	105,728	4,934,347
Radio One, Inc., Class D*^	134,600	1,718,842
Scholastic Corp.*^	22,500	867,375
XM Satellite Radio Holdings, Inc., Class A*^	145,300	4,890,798

		29,098,459

Multiline Retail (0.5%)
Dollar General Corp.	34,500	702,420
Fred’s, Inc.^	61,700	1,022,986
Tuesday Morning Corp.^	93,000	2,931,360

		4,656,766

Specialty Retail (3.3%)
Advance Auto Parts, Inc.*	11,200	722,960
Chico’s FAS, Inc.*	25,200	863,856
Cost Plus, Inc.*^	54,300	1,354,242
Dick’s Sporting Goods, Inc.*^	138,170	5,331,980
Finish Line, Inc., Class A	44,000	832,480
HOT Topic, Inc.*^	54,500	1,042,040
PETCO Animal Supplies, Inc.*	175,800	5,154,456
Regis Corp.	37,300	1,457,684
Ross Stores, Inc.	172,000	4,972,520
Too, Inc.*	29,400	687,078
Tractor Supply Co.*^	40,400	1,983,640
Urban Outfitters, Inc.*^	45,900	2,602,071
Weight Watchers International, Inc.*^	22,200	$1,145,742

		28,150,749

Textiles (0.0%)
Volcom, Inc.	6,000	160,620

Textiles, Apparel & Luxury Goods (0.1%)
Polo Ralph Lauren Corp.	19,800	853,578

Total Consumer Discretionary		115,704,483

Consumer Staples (0.3%)
Food & Staples Retailing (0.0%)
Whole Foods Market, Inc.	1,800	212,940

Food Products (0.3%)
Bunge Ltd.	23,500	1,489,900
Dean Foods Co.*	24,200	852,808

		2,342,708

Personal Products (0.0%)
Alberto-Culver Co.	4,800	207,984
NBTY, Inc.*^	5,700	147,858

		355,842

Total Consumer Staples		2,911,490

Energy (7.7%)
Energy Equipment & Services (4.5%)
Cal Dive International, Inc.*^	86,600	4,535,242
Cooper Cameron Corp.*	49,000	3,040,450
ENSCO International, Inc.	105,100	3,757,325
FMC Technologies, Inc.*	59,200	1,892,624
Global Industries Ltd.*	276,900	2,353,650
GlobalSantaFe Corp.	12,200	497,760
Grant Prideco, Inc.*	183,900	4,864,155
National Oilwell Varco, Inc.*	199,919	9,504,149
Patterson-UTI Energy, Inc.	100,200	2,788,566
Rowan Cos., Inc.	21,000	623,910
Superior Energy Services, Inc.*	96,900	1,724,820
Transocean, Inc.*	65,000	3,508,050

		39,090,701

Metals & Mining (0.1%)
Alpha Natural Resources, Inc.*	38,000	907,440

Oil & Gas (3.1%)
Peabody Energy Corp.	98,400	5,120,736
Bill Barrett Corp.*^	135,000	3,993,300
Chesapeake Energy Corp.^	55,000	1,254,000
Denbury Resources, Inc.*^	35,800	1,423,766
Newfield Exploration Co.*	149,200	5,951,588
Noble Energy, Inc.	33,800	2,556,970
Spinnaker Exploration Co.*^	146,800	5,209,932
Ultra Petroleum Corp.*^	30,100	913,836

		26,424,128

Total Energy		66,422,269

Financials (7.9%)
Capital Markets (1.5%)
Affiliated Managers Group, Inc.*^	46,500	3,177,345
Ameritrade Holding Corp.*	44,000	817,960
BlackRock, Inc., Class A^	67,300	5,414,285
E*Trade Financial Corp.*	32,400	453,276
Federated Investors, Inc., Class B	34,000	1,020,340
Investors Financial Services Corp.	13,900	525,698

AXA PREMIER VIP TRUST

AXA PREMIER VIP SMALL/MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
National Financial Partners Corp.	35,000	$1,369,900

		12,778,804

Commercial Banks (1.5%)
Cathay General Bancorp^	61,600	2,076,536
City National Corp.	15,900	1,140,189
Commerce Bancorp, Inc. / New Jersey^	12,300	372,813
Cullen/Frost Bankers, Inc.	6,400	304,960
East-West Bancorp, Inc.^	42,100	1,414,139
First State Bancorp/ New Mexico^	69,646	1,343,471
Greater Bay Bancorp^	56,900	1,500,453
SunTrust Banks, Inc.	1,181	85,316
UCBH Holdings, Inc.^	135,500	2,200,520
Umpqua Holdings Corp.	13,400	315,436
Westamerica Bancorp	17,000	897,770
Westcorp	13,600	712,912
Western Alliance Bancorp*	22,600	574,040

		12,938,555

Consumer Finance (0.1%)
Providian Financial Corp.*	44,500	784,535

Diversified Financial Services (2.1%)
Advance America Cash Advance Centers, Inc.^	70,700	1,131,200
CapitalSource, Inc.*^	244,200	4,793,646
Chicago Mercantile Exchange	3,060	904,230
Financial Federal Corp.^	52,900	2,044,056
GFI Group, Inc.*^	24,400	868,640
Lazard Ltd.*	144,800	3,366,600
Moody’s Corp.	15,900	714,864
optionsXpress Holdings, Inc.^	129,800	1,972,960
Primus Guaranty Ltd.*^	168,500	2,439,880

		18,236,076

Insurance (0.4%)
Aspen Insurance Holdings Ltd.	28,200	777,192
Brown & Brown, Inc.^	9,500	426,930
EMC Insurance Group, Inc.^	35,000	632,800
IPC Holdings Ltd.	34,600	1,370,852
White Mountains Insurance Group Ltd.	200	126,180

		3,333,954

Mutual Funds (0.1%)
Ares Capital Corp.*	57,708	1,028,934

Real Estate (1.7%)
CB Richard Ellis Services, Inc. Class A*	243,250	10,668,945
Innkeepers USA Trust (REIT)	64,600	965,124
Jones Lang LaSalle, Inc.*^	45,800	2,025,734
Meristar Hospitality Corp. (REIT)*^	73,900	635,540

		14,295,343

Thrifts & Mortgage Finance (0.5%)
Doral Financial Corp.^	116,200	1,921,948
Farmer Mac, Class C	45,800	1,009,890
Franklin Bank Corp./Texas*^	36,600	686,616
Gibraltar Industries, Inc.^	52,500	973,350

		4,591,804

Total Financials		67,988,005

Health Care (21.1%)
Biotechnology (4.8%)
Affymetrix, Inc.*^	65,700	3,543,201
Celgene Corp.*	13,500	550,395
Charles River Laboratories International, Inc.*	173,800	8,385,850
Digene Corp.*^	69,100	$1,912,688
Exelixis, Inc.*	1,400	10,402
Gen-Probe, Inc.*	132,685	4,807,178
Invitrogen Corp.*	8,000	666,320
Keryx Biopharmaceuticals, Inc.*^	4,900	64,680
Millennium Pharmaceuticals, Inc.*	49,000	454,230
OraSure Technologies, Inc.*^	282,500	2,822,175
Pharmion Corp.*^	101,200	2,348,852
Protein Design Labs, Inc.*^	474,800	9,595,708
Serologicals Corp.*^	49,500	1,051,875
Telik, Inc.*^	214,900	3,494,274
Trimeris, Inc.*^	101,100	1,008,978
Vicuron Pharmaceuticals, Inc.*	12,400	345,960

		41,062,766

Commercial Services & Supplies (0.1%)
Chemed Corp.	17,100	699,048

Health Care Equipment & Supplies (7.2%)
Advanced Neuromodulation Systems, Inc.*^	55,900	2,218,112
American Medical Systems Holdings, Inc.*	114,600	2,366,490
ArthroCare Corp.*^	122,900	4,294,126
Bard (C.R.), Inc.	109,740	7,298,807
Cooper Cos., Inc.^	54,950	3,344,257
Cytyc Corp.*	238,700	5,265,722
Dade Behring Holdings, Inc.	29,100	1,891,791
Dentsply International, Inc.	7,500	405,000
Fisher Scientific International, Inc.*	17,700	1,148,730
Immucor, Inc.*	82,500	2,388,375
Inamed Corp.*	68,200	4,567,354
Kinetic Concepts, Inc.*	75,350	4,521,000
Merit Medical Systems, Inc.*	86,567	1,333,998
Molecular Devices Corp.*^	45,200	977,676
Resmed, Inc.*	52,500	3,464,475
Respironics, Inc.*	114,300	4,127,373
Stereotaxis, Inc.*^	17,400	139,722
Steris Corp.	65,200	1,680,204
Symmetry Medical, Inc.*	32,700	769,758
Thermo Electron Corp.*	25,300	679,811
Varian Medical Systems, Inc.*	30,400	1,134,832
Varian, Inc.*	73,600	2,781,344
Ventana Medical Systems, Inc.*^	44,800	1,802,304
Waters Corp.*	24,900	925,533
Wilson Greatbatch Technologies, Inc.*^	88,100	2,105,590
Wright Medical Group, Inc.*	9,400	250,980

		61,883,364

Health Care Providers & Services (7.4%)
Andrx Corp.*	16,400	333,084
Caremark Rx, Inc.*	65,000	2,893,800
Centene Corp.*^	36,600	1,229,028
Coventry Health Care, Inc.*	5,900	417,425
Health Net, Inc.*	17,200	656,352
IDX Systems Corp.*^	29,000	874,060
LabOne, Inc.*^	155,920	6,207,175
Molina Healthcare, Inc.*^	28,600	1,265,836
PacifiCare Health Systems, Inc.*	115,800	8,273,910
Parexel International Corp.*^	68,000	1,349,800
Pharmaceutical Product Development, Inc.*	63,300	2,966,238
Psychiatric Solutions, Inc.*^	106,813	5,202,861
Quest Diagnostics, Inc.	109,500	5,833,065
RehabCare Group, Inc.*	55,200	1,475,496
SFBC International, Inc.*^	108,800	4,202,944
Sierra Health Services, Inc.*^	37,800	2,701,188

AXA PREMIER VIP TRUST

AXA PREMIER VIP SMALL/MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
Symbion, Inc.*^	48,600	$1,159,110
Triad Hospitals, Inc.*	125,900	6,879,176
United Surgical Partners International, Inc.*^	100,000	5,208,000
VCA Antech, Inc.*	109,300	2,650,525
WellCare Health Plans, Inc.*	40,700	1,445,257
WellChoice, Inc.*	12,400	861,428

		64,085,758

Pharmaceuticals (1.6%)
Angiotech Pharmaceuticals, Inc.*^	240,300	3,330,558
Impax Laboratories, Inc.*^	116,900	1,835,330
Inspire Pharmaceuticals, Inc.*^	11,600	97,672
IVAX Corp.*	30,325	651,988
Medicines Co.*^	68,200	1,595,198
MGI Pharma, Inc.*	152,200	3,311,872
Prestige Brands Holdings, Inc.*	60,300	1,175,850
Sepracor, Inc.*	4,700	282,047
Taro Pharmaceuticals Industries Ltd.*^	39,020	1,134,311
Watson Pharmaceuticals, Inc.*	24,100	712,396

		14,127,222

Total Health Care		181,858,158

Industrials (13.8%)
Aerospace & Defense (2.4%)
Empresa Brasileira de Aeronautica S.A. (ADR)	40,900	1,352,563
Essex Corp.*^	86,900	1,988,272
Hexcel Corp.*^	257,700	4,360,284
L-3 Communications Holdings, Inc.	13,500	1,033,830
Orbital Sciences Corp.*^	104,300	1,032,570
Precision Castparts Corp.	66,400	5,172,560
Rockwell Collins, Inc.	117,000	5,578,560

		20,518,639

Air Freight & Logistics (0.8%)
Expeditors International of Washington, Inc.	83,200	4,144,192
Forward Air Corp.	109,150	3,085,671

		7,229,863

Airlines (1.0%)
Republic Airways Holdings, Inc.*^	74,500	1,076,525
Southwest Airlines Co.	511,000	7,118,230

		8,194,755

Commercial Services & Supplies (4.8%)
CDI Corp.^	76,100	1,668,112
Corporate Executive Board Co.	73,300	5,741,589
Education Management Corp.*	164,200	5,538,466
Jackson Hewitt Tax Service, Inc.^	48,400	1,144,176
Laureate Education, Inc.*	31,400	1,502,804
LECG Corp.*	52,800	1,122,528
Lincoln Educational Services Corp.*^	27,000	546,750
Monster Worldwide, Inc.*	179,900	5,159,532
NCO Group, Inc.*	57,200	1,237,236
PRG-Schultz International, Inc.*	33,200	93,624
Resources Connection, Inc.*^	269,800	6,267,454
Robert Half International, Inc.	15,300	382,041
Stericycle, Inc.*^	143,300	7,210,856
Strayer Education, Inc.	32,200	2,777,572
Waste Connections, Inc.*	20,500	764,445

		41,157,185

Construction & Engineering (0.3%)
Dycom Industries, Inc.*	123,300	$2,442,573

Electrical Equipment (0.7%)
Ametek, Inc.	29,100	1,217,835
Rockwell Automation, Inc.	101,900	4,963,549

		6,181,384

Machinery (2.1%)
Clarcor, Inc.^	9,200	269,100
Flowserve Corp.*	106,400	3,219,664
Idex Corp.	105,150	4,059,841
Joy Global, Inc.	94,500	3,174,255
Kennametal, Inc.	7,400	339,290
Manitowoc Co., Inc.	24,700	1,013,194
Oshkosh Truck Corp.	22,200	1,737,816
Pall Corp.	37,760	1,146,394
Reliance Steel & Aluminum Co.^	24,500	908,215
Terex Corp.*	12,200	480,680
Wabash National Corp.^	63,800	1,545,874

		17,894,323

Road & Rail (0.9%)
Hunt (J.B.) Transport Services, Inc.	59,800	1,154,140
Knight Transportation, Inc.^	77,100	1,875,843
Landstar System, Inc.*	58,900	1,774,068
Werner Enterprises, Inc.	166,975	3,279,389

		8,083,440

Trading Companies & Distributors (0.8%)
Hughes Supply, Inc.	107,700	3,026,370
MSC Industrial Direct Co.	114,600	3,867,750

		6,894,120

Total Industrials		118,596,282

Information Technology (27.4%)
Commercial Services & Supplies (0.5%)
American Reprographics Co.*	247,600	3,983,884

Communications Equipment (1.4%)
Adtran, Inc.	82,400	2,042,696
Arris Group, Inc.*	57,400	499,954
Avaya, Inc.*	26,300	218,816
Avocent Corp.*	96,700	2,527,738
Comverse Technology, Inc.*	199,800	4,725,270
ViaSat, Inc.*^	89,000	1,809,370

		11,823,844

Computers & Peripherals (0.5%)
Avid Technology, Inc.*	4,000	213,120
LaserCard Corp.*^	29,100	170,817
Network Appliance, Inc.*	146,400	4,138,728

		4,522,665

Electronic Equipment & Instruments (3.9%)
Amphenol Corp., Class A	75,910	3,049,305
CDW Corp.^	11,800	673,662
Coherent, Inc.*^	46,200	1,663,662
Dolby Laboratories, Inc. Class A*^	64,900	1,431,694
Electro Scientific Industries, Inc.*^	107,400	1,920,312
Flir Systems, Inc.*^	206,800	6,170,912
Jabil Circuit, Inc.*	198,350	6,095,295
Lipman Electronic Engineering Ltd.*	41,300	1,270,801
Mettler-Toledo International, Inc.*	33,100	1,541,798
National Instruments Corp.^	90,550	1,919,660
Scansource, Inc.*^	55,860	2,398,628
Tektronix, Inc.	115,400	2,685,358

AXA PREMIER VIP TRUST

AXA PREMIER VIP SMALL/MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
Trimble Navigation Ltd.*	70,750	$2,757,128

		33,578,215

Internet Software & Services (1.3%)
aQuantive, Inc.*^	173,800	3,079,736
CNET Networks, Inc.*	35,100	412,074
Entrust, Inc.*^	199,400	955,126
InfoSpace, Inc.*^	5,900	194,287
Marchex, Inc., Class B*^	94,900	1,427,296
ValueClick, Inc.*^	77,800	959,274
VeriSign, Inc.*	143,750	4,134,250
Websense, Inc.*^	3,800	182,590

		11,344,633

IT Services (6.9%)
Affiliated Computer Services Inc., Class A*	83,700	4,277,070
Alliance Data Systems Corp.*	280,100	11,360,856
Anteon International Corp.*^	127,200	5,802,864
BearingPoint, Inc.*^	181,900	1,333,327
CACI International, Inc., Class A*	45,000	2,842,200
Cognizant Technology Solutions Corp., Class A*	186,900	8,808,597
Global Payments, Inc.^	122,500	8,305,500
Hewitt Associates, Inc., Class A*^	22,600	599,126
Iron Mountain, Inc.*	156,400	4,851,528
MAXIMUS, Inc.^	33,500	1,182,215
Paychex, Inc.	183,300	5,964,582
RightNow Technologies, Inc.*^	84,100	1,010,882
Sapient Corp.*^	387,600	3,073,668

		59,412,415

Semiconductors & Semiconductor Equipment (6.0%)
Actel Corp.*^	103,500	1,438,650
Altera Corp.*	33,600	665,952
Cabot Microelectronics Corp.*^	36,700	1,063,933
Exar Corp.*	223,900	3,333,871
Formfactor, Inc.*^	141,300	3,733,146
Integrated Circuit Systems, Inc.*	72,400	1,494,336
International Rectifier Corp.*^	183,972	8,779,144
Intersil Corp., Class A	284,200	5,334,434
Lam Research Corp.*	91,650	2,652,351
Linear Technology Corp.	10,700	392,583
MEMC Electronic Materials, Inc.*^	205,400	3,239,158
Microchip Technology, Inc.	45,100	1,335,862
Microtune, Inc.*^	185,600	930,784
NVIDIA Corp.*	218,900	5,849,008
Photronics, Inc.*	36,000	840,240
Power Integrations, Inc.*	88,700	1,913,259
Semtech Corp.*	285,900	4,760,235
Silicon Laboratories, Inc.*	70,400	1,845,184
Varian Semiconductor Equipment Associates, Inc.*^	46,300	1,713,100
Zilog, Inc.*	82,700	348,994

		51,664,224

Software (6.9%)
Activision, Inc.*	601,166	9,931,262
Adobe Systems, Inc.	125,900	3,603,258
Altiris, Inc.*^	106,800	1,567,824
Amdocs Ltd.*	147,800	3,906,354
Catapult Communications Corp.*	32,000	545,920
Fair Isaac Corp.	32,900	1,200,850
Filenet Corp.*^	83,100	2,089,134
Hyperion Solutions Corp.*^	51,500	2,072,360
Jack Henry & Associates, Inc.	60,000	1,098,600
Macromedia, Inc.*	282,700	10,804,794
Mercury Interactive Corp.*	17,700	$678,972
Micromuse, Inc.*^	138,500	783,910
NAVTEQ Corp.*	177,650	6,605,027
NetIQ Corp.*^	119,700	1,358,595
Quest Software, Inc.*	477,700	6,511,051
RSA Security, Inc.*	10,300	118,244
Salesforce.com, Inc.*^	4,400	90,112
THQ, Inc.*^	58,200	1,703,514
VeriFone Holdings, Inc.	46,900	762,125
Verity, Inc.*^	6,000	52,620
Wind River Systems, Inc.*	228,800	3,587,584

		59,072,110

Total Information Technology		235,401,990

Materials (3.2%)
Chemicals (2.8%)
Ashland, Inc.	3,900	280,293
Cabot Corp.	107,583	3,550,239
Crompton Corp.^	159,500	2,256,925
FMC Corp.*	58,800	3,301,032
Georgia Gulf Corp.	99,100	3,077,055
Headwaters, Inc.*^	51,000	1,753,380
Lyondell Chemical Co.	37,300	985,466
Minerals Technologies, Inc.	42,000	2,587,200
Nova Chemicals Corp.	19,900	608,144
Potash Corp. of Saskatchewan, Inc.	46,500	4,444,470
Westlake Chemical Corp.	55,200	1,352,400

		24,196,604

Metals & Mining (0.4%)
Allegheny Technologies, Inc.	152,520	3,364,591

Total Materials		27,561,195

Telecommunication Services (3.3%)
Diversified Telecommunication Services (0.1%)
NeuStar, Inc. Class A*	25,600	655,360

Wireless Telecommunication Services (3.2%)
InPhonic, Inc.*^	93,200	1,433,416
JAMDAT Mobile, Inc.*^	39,400	1,090,592
Nextel Partners, Inc., Class A*	642,800	16,179,276
NII Holdings, Inc.*	139,600	8,926,024

		27,629,308

Total Telecommunication Services		28,284,668

Total Common Stocks (98.2%) (Cost $744,530,918)		844,728,540

	Number of Shares
SHORT-TERM INVESTMENTS:
Short-Term Fund of Cash Collateral for Securities Loaned (0.4%)
JPMorgan Securities Lending Collateral Investment Fund	3,456,394	3,456,394

	Principal Amount
Short-Term Investments of Cash Collateral for Securities Loaned (27.9%)
Banco Bilbao Viz Argentaria
3.11%, 7/15/05	$4,794,089	4,794,089
Banesto S.A. Madrid
3.44%, 9/27/05	4,881,912	4,881,912
Capital One Corp.,
Series 02-A2
3.22%, 7/15/05 (l)	3,907,455	3,907,455

AXA PREMIER VIP TRUST

AXA PREMIER VIP SMALL/MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

June 30, 2005 (Unaudited)

	Principal Amount	Value (Note1)
Citigroup Global Markets, Inc.
3.49%, 7/1/05	$6,834,677	$6,834,677
Corsair Trust,
Series 1-1013
3.39%, 4/27/07 (l)	5,370,103	5,370,103
Depfa Bank Europe PLC
3.17%, 3/11/05	5,858,295	5,858,295
3.17%, 8/5/05	4,881,912	4,881,912
Deutsche Bank Securities, Inc.
3.20%, 7/14/05	19,527,649	19,527,649
Greenwich Capital Holdings, Inc.
3.51%, 7/1/05	19,527,649	19,527,649
3.51%, 7/1/05	40,031,680	40,031,680
Hartford Life, Inc.
3.24%, 6/30/06	1,562,212	1,562,212
Hewlett-Packard Co.
3.12%, 7/25/05	4,846,600	4,846,600
Lehman Brothers, Inc.
3.59%, 9/30/05 (l)	683,468	683,468
Merrill Lynch Securities, Inc.
3.54%, 7/1/05	75,369,536	75,369,536
Monumental Global Funding II
3.07%, 7/1/05 (l)	2,148,931	2,148,931
Natexis Banques Populaires Sing
3.18%, 8/5/05	14,645,736	14,645,736
New Center Asset Trust
3.09%, 7/1/05	3,884,214	3,884,214
New York Life Insurance Co.
3.22%, 9/30/05	4,881,912	4,881,912
Royal Bank of Scotland London
3.14%, 7/5/06 (l)	$4,683,255	$4,683,255
Sun Trust Bank/Atlanta, Georgia
3.27%, 5/17/06 (l)	4,881,912	4,881,912
Unicredito Italiano Milan
3.17%, 9/12/05	4,881,912	4,881,912
Washington Mutual Bank FA
3.10%, 7/8/05	1,914,201	1,914,201

Total Short-Term Investments of Cash Collateral for Securities Loaned		239,999,310

Time Deposit (0.7%)
JPMorgan Chase Nassau
2.70%, 7/1/05	5,398,428	5,398,428

Total Short-Term Investments (29.0%) (Amortized Cost $248,854,132)		248,854,132

Total Investments (127.2%) (Cost/Amortized Cost $993,385,050)		1,093,582,672
Other Assets Less Liabilities (-27.2%)		(233,584,997)

Net Assets (100%)		$859,997,675

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

(l)	Floating Rate Security. Rate disclosed is as of June 30, 2005.

Glossary:

ADR — American Depositary Receipt

REIT — Real Estate Investment Trust

Investment security transactions for the six months ended June 30, 2005 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$394,015,855
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$385,253,971

As of June 30, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$125,267,167
Aggregate gross unrealized depreciation	(28,258,848)

Net unrealized appreciation	$97,008,319

Federal income tax cost of investments	$996,574,353

At June 30, 2005, the Portfolio had loaned securities with a total value of $238,068,112. This was secured by collateral of $243,455,704 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

For the six months ended June 30, 2005, the Portfolio incurred approximately $553 as brokerage commissions with Bernstein (Sanford C.) & Co., an affiliated broker/dealer.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA PREMIER VIP SMALL/MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (20.5%)
Auto Components (1.9%)
Aftermarket Technology Corp.*^	15,867	$276,562
American Axle & Manufacturing Holdings, Inc.^	208,100	5,258,687
Autoliv, Inc.	52,180	2,285,484
Bandag, Inc.^	3,800	174,990
BorgWarner, Inc.^	94,600	5,077,182
Compagnie Generale des Etablissements Michelin, Class B (Registered)	133,346	8,128,269
Cooper Tire & Rubber Co.	26,800	497,676
Modine Manufacturing Co.	7,610	247,782
R&B, Inc.*^	5,400	75,816
Standard Motor Products, Inc.^	5,586	73,735
Transpro, Inc.*	5,280	33,211
TRW Automotive Holdings Corp.*	147,024	3,603,558
TRW Automotive Holdings Corp.*†	62,000	1,519,620

		27,252,572

Automobiles (0.0%)
Coachmen Industries, Inc.^	31,100	389,683

Distributors (0.1%)
Andersons, Inc.^	7,553	270,473
Aristotle Corp.*	700	4,865
Beacon Roofing Supply, Inc.*^	29,800	783,740
Coast Distribution System	5,400	27,000
Handleman Co.^	22,000	363,220
Source Interlink Cos., Inc.*^	29,157	360,672

		1,809,970

Hotels, Restaurants & Leisure (2.2%)
Ambassadors Group, Inc.	7,092	263,751
Ark Restaurants Corp.	400	11,660
CBRL Group, Inc.^	211,186	8,206,688
Checkers Drive-In Restaurant, Inc.*	9,900	134,838
Choice Hotels International, Inc.	8,160	536,112
CKE Restaurants, Inc.^	92,212	1,283,591
Darden Restaurants, Inc.	202,300	6,671,854
Dave and Busters, Inc.*^	20,200	372,488
Dover Motorsports, Inc.^	5,300	31,800
Famous Dave’s of America, Inc.*^	19,100	188,517
Frisch’s Restaurants, Inc.	2,200	55,000
Interstate Hotels & Resorts, Inc.*	15,700	77,087
J Alexander’s Corp.*	3,550	31,595
Kerzner International Ltd.*^	1,750	99,663
Lone Star Steakhouse & Saloon, Inc.^	29,500	897,095
Luby’s, Inc.*^	14,900	178,055
Marcus Corp.^	9,500	201,590
Nathan’s Famous, Inc.*	4,000	38,400
Navigant International, Inc.*^	13,300	195,377
Penn National Gaming, Inc.*	1,700	62,050
Rubio’s Restaurants, Inc.*^	400	4,180
Ruby Tuesday, Inc.^	237,900	6,161,610
Ryan’s Restaurant Group, Inc.*^	600	8,406
Sands Regent*	600	5,850
Station Casinos, Inc	69,300	4,601,520
Vail Resorts, Inc.*^	36,400	1,022,840
Westcoast Hospitality Corp.*	2,800	19,236
Worldwide Restaurant Concepts, Inc.*	4,690	$30,532

		31,391,385

Household Durables (3.1%)
Acme United Corp.	500	9,430
American Biltrite, Inc.*	2,300	21,160
American Greetings Corp., Class A^	122,285	3,240,552
Basset Furniture Industries, Inc.^	25,047	472,386
Beazer Homes USA, Inc.^	27,000	1,543,050
Blount International, Inc.*	12,300	205,287
Boston Acoustics, Inc.	1,295	22,432
Brookfield Homes Corp.^	13,300	606,480
Chromcraft Revington, Inc.*	11,500	156,975
Cobra Electronics Corp.*	4,300	30,788
CSS Industries, Inc.^	8,900	301,176
Decorator Industries, Inc.	2,100	17,010
Department 56, Inc.*^	30,330	310,883
Dixie Group, Inc.*	700	12,327
Flexsteel Industries, Inc.^	2,800	39,396
Hovnanian Enterprises, Inc., Class A*^	61,800	4,029,360
KB Home	930	70,894
Kimball International, Inc., Class B^	24,640	325,248
Knape & Vogt Manufacturing Co.	2,900	34,655
Leggett & Platt, Inc.	222,200	5,906,076
M/I Homes, Inc.^	11,300	611,330
MDC Holdings, Inc.	57,653	4,741,959
National Presto Industries, Inc.^	5,300	233,571
Newell Rubbermaid, Inc.	197,400	4,706,016
P&F Industries, Inc., Class A*	719	11,993
QEP Co., Inc.*	2,200	26,290
Ryland Group, Inc.	30,000	2,276,100
Snap-On, Inc.	8,000	274,400
Stanley Works	2,600	118,404
Technical Olympic USA, Inc.^	14,025	340,527
Universal Electronics, Inc.*^	8,157	135,325
Whirlpool Corp.	82,200	5,763,042
William Lyon Homes, Inc.*^	8,000	776,080
Yankee Candle Co., Inc.	205,500	6,596,550

		43,967,152

Internet & Catalog Retail (0.1%)
Audible, Inc.*^	6,798	118,081
Blair Corp.	19,200	758,400
GSI Commerce, Inc.*^	6,225	104,269
Insight Enterprises, Inc.*	43,179	871,352
Systemax, Inc.*^	15,084	101,365

		1,953,467

Leisure Equipment & Products (0.5%)
Aldila, Inc.	1,600	31,296
Brunswick Corp.	105,900	4,587,588
GameTech International, Inc.	3,290	9,048
JAKKS Pacific, Inc.*^	59,459	1,142,207
K2, Inc.*^	40,463	513,071
RC2 Corp.*	1,200	45,084

		6,328,294

Media (3.0%)
Central European Media Enterprises Ltd.*^	2,101	101,646
Cinram International, Inc.	545,100	10,458,728
Cox Radio, Inc., Class A*^	173,000	2,724,750
Dex Media, Inc.	294,500	7,188,745

AXA PREMIER VIP TRUST

AXA PREMIER VIP SMALL/MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
Entercom Communications Corp.*	86,150	$2,867,934
Harte-Hanks, Inc.	15,000	445,950
Image Entertainment, Inc.*	20	56
Interpublic Group of Cos., Inc.*	360,585	4,391,925
Liberty Global, Inc. Class A*^	71,164	3,321,224
Opinion Research Corp.*	7,400	55,130
Reader’s Digest Association, Inc. (Non-Voting)	58,437	964,211
Regent Communications, Inc.*^	9,563	56,135
Scholastic Corp.*^	48,462	1,868,210
Univision Communications, Inc., Class A*^	101,800	2,804,590
Westwood One, Inc.	217,000	4,433,310
World Wrestling Entertainment, Inc.^	3,600	41,112

		41,723,656

Multiline Retail (1.7%)
Big Lots, Inc.*	52,500	695,100
Bon-Ton Stores, Inc.^	4,700	90,945
Federated Department Stores, Inc.	134,200	9,834,176
Gottschalks, Inc.*^	5,624	63,270
May Department Stores Co.	319,150	12,817,064
Retail Ventures, Inc.*^	26,300	358,732

		23,859,287

Specialty Retail (6.3%)
Aaron Rents, Inc., Class A	40	910
Aeropostale, Inc.*^	425	14,280
American Eagle Outfitters, Inc.	50,312	1,542,063
AnnTaylor Stores Corp.*	346,000	8,400,880
Barnes & Noble, Inc.*	3,640	141,232
Bebe Stores, Inc.	1,650	43,675
Big Dog Holdings, Inc.*	3,307	20,669
Books-A-Million, Inc.^	31,300	314,565
Borders Group, Inc.	154,380	3,907,358
Burlington Coat Factory Warehouse Corp.^	22,700	967,928
Cato Corp., Class A	8,250	170,362
Charming Shoppes, Inc.*	200,830	1,873,744
Children’s Place Retail Stores, Inc.*^	5,662	264,246
Circuit City Stores, Inc.^	50,440	872,108
Dress Barn, Inc.*	2,000	45,260
Finlay Enterprises, Inc.*^	15,400	192,346
Foot Locker, Inc.	428,180	11,655,060
GameStop Corp.*^	1,200	39,252
GameStop Corp., Class B*	3,526	105,427
Hastings Entertainment, Inc.*	1,800	10,674
Haverty Furniture Cos., Inc.^	5,500	81,290
Jo-Ann Stores, Inc.*	19,400	511,966
Lithia Motors, Inc.^	27,700	799,145
Men’s Wearhouse, Inc.*	5,100	175,593
Movie Gallery, Inc.^	31,939	844,148
Office Depot, Inc.*	334,200	7,633,128
OfficeMax, Inc.	298,050	8,872,948
Pomeroy IT Solutions, Inc.*^	16,700	169,171
Rent-A-Center, Inc.*	145,601	3,391,047
Rex Stores Corp.*	6,400	92,480
Ross Stores, Inc.	209,500	6,056,645
Rush Enterprises, Inc., Class B*	7,900	105,939
Sport Chalet, Inc.*	2,416	43,106
Stage Stores, Inc.*^	21,876	953,794
Stein Mart, Inc.^	26,700	587,400
Steiner Leisure Ltd.*^	14,010	519,351
Syms Corp.^	1,900	27,911
Talbots, Inc.^	229,935	7,465,989
TBC Corp.*	491	$13,321
Tiffany & Co.	346,900	11,364,444
TJX Cos., Inc.	239,100	5,822,085
Trans World Entertainment Corp.*	39,000	461,370
Zale Corp.*^	89,370	2,832,135

		89,406,445

Textiles, Apparel & Luxury Goods (1.6%)
Ashworth, Inc.*^	20,037	180,533
Brown Shoe Co., Inc.	7,400	289,710
Culp, Inc.*	15,300	67,320
Cutter & Buck, Inc.	3,000	38,700
Delta Apparel, Inc.	3,600	46,548
Fossil, Inc.*	11,000	249,700
G-III Apparel Group, Ltd.*	3,580	33,008
Haggar Corp.^	14,200	288,970
Hallwood Group, Inc.	2,000	171,000
Hampshire Group Ltd.*	5,600	109,816
Hartmarx Corp.*^	1,000	10,070
Jones Apparel Group, Inc.	281,310	8,731,862
Lazare Kaplan International, Inc.*	2,200	22,440
Liz Claiborne, Inc.	4,800	190,848
McRae Industries, Inc., Class A	4,200	51,618
Movado Group, Inc.^	19,800	373,824
Phillips-Van Heusen Corp.^	46,100	1,507,009
Polo Ralph Lauren Corp.	53,100	2,289,141
Russell Corp.	7,162	146,463
Stride Rite Corp.	24,500	337,855
Tandy Brands Accessories, Inc.	8,100	88,290
Timberland Co., Class A*	2,300	89,056
Tommy Hilfiger Corp.*	141,300	1,944,288
V.F. Corp.	70,300	4,022,566
Velcro Industries NV	800	10,760
Weyco Group, Inc.	6,000	118,230
Wolverine World Wide, Inc.	42,900	1,030,029

		22,439,654

Total Consumer Discretionary		290,521,565

Consumer Staples (3.0%)
Beverages (0.5%)
Cott Corp.*^	161,750	3,531,002
Hansen Natural Corp.*^	6,165	522,299
National Beverage Corp.*^	12,300	98,154
PepsiAmericas, Inc.^	103,200	2,648,112

		6,799,567

Food & Staples Retailing (0.5%)
Foodarama Supermarkets*	100	3,575
Longs Drug Stores Corp.	53,700	2,311,785
Nash Finch Co.^	3,800	139,612
Ruddick Corp.	40,600	1,036,518
Spartan Stores, Inc.*	700	10,269
SUPERVALU, Inc.	87,700	2,859,897
Village Super Market, Inc., Class A	100	5,380
Weis Markets, Inc.	14,700	570,213

		6,937,249

Food Products (1.7%)
Bunge Ltd.^	106,300	6,739,420
Cagle’s, Inc.*	1,400	14,700
Chiquita Brands International, Inc.^	91,000	2,498,860
Flowers Foods, Inc.^	4,050	143,208
Gold Kist, Inc.*^	2,870	61,935
Lance, Inc.^	35,800	616,118
Pilgrim’s Pride Corp., Class B	2,210	75,427
Ralcorp Holdings, Inc.^	132,300	5,444,145
Seaboard Corp.	680	1,131,520

AXA PREMIER VIP TRUST

AXA PREMIER VIP SMALL/MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
Smithfield Foods, Inc.*	169,300	$4,616,811
Tasty Baking Co.	5,200	42,380
Tyson Foods, Inc., Class A	160,200	2,851,560
Zapata Corp.*	15,400	93,940

		24,330,024

Household Products (0.1%)
Central Garden & Pet Co.*^	37,832	1,858,308
Congoleum Corp.*	9,600	37,536
Oil-Dri Corp. of America	7,700	138,831

		2,034,675

Personal Products (0.1%)
Chattem, Inc.*^	700	28,980
Elizabeth Arden, Inc.*^	30,813	720,716
Nature’s Sunshine Products, Inc.^	2,200	38,368
Parlux Fragrances, Inc.*^	3,800	105,146
Weider Nutrition International, Inc.*	46,400	207,408

		1,100,618

Tobacco (0.1%)
Loews Corp.- Carolina Group	34,100	1,136,212

Total Consumer Staples		42,338,345

Energy (5.9%)
Coal & Consumable Fuels (0.4%)
Consol Energy, Inc.	98,170	5,259,948

Energy Equipment & Services (2.5%)
Cooper Cameron Corp.*	96,900	6,012,645
Dawson Geophysical Co.*^	2,740	58,252
ENSCO International, Inc.	113,450	4,055,838
Grant Prideco, Inc.*	16,900	447,005
Lone Star Technologies, Inc.*	57,400	2,611,700
Lufkin Industries, Inc.	3,940	141,761
NATCO Group, Inc.*^	27,500	366,025
NS Group, Inc.*^	43,100	1,401,181
Oceaneering International, Inc.*	29,200	1,128,580
Offshore Logistics, Inc.*	4,220	138,585
Oil States International, Inc.*	28,300	712,311
Pride International, Inc.*	202,260	5,198,082
SBM Offshore	110,140	7,560,434
SBM Offshore N.V.	1,089	74,753
Tetra Technologies, Inc.*^	7,100	226,135
Tidewater, Inc.^	117,680	4,485,962
Veritas DGC, Inc.*	26,500	735,110
W-H Energy Services, Inc.*	22,610	563,667
Willbros Group, Inc.*^	18,330	262,486

		36,180,512

Oil & Gas (3.0%)
Adams Resources & Energy, Inc.	600	11,940
Arch Coal, Inc.^	132,000	7,190,040
ATP Oil & Gas Corp.*^	3,600	84,240
Callon Petroleum Co.*^	23,800	351,764
Carrizo Oil & Gas, Inc.*^	10,752	183,429
Castle Energy Corp.	300	3,699
Chesapeake Energy Corp.^	49,140	1,120,392
Cimarex Energy Co.*	44,571	1,734,258
Comstock Resources, Inc.*	7,629	192,937
Edge Petroleum Corp.*^	8,980	140,268
Energy Partners Ltd.*^	44,700	1,171,587
Frontier Oil Corp.^	31,200	915,720
General Maritime Corp.^	51,200	2,170,880
Maritrans, Inc.^	4,400	119,020
Meridian Resource Corp.*	2,030	9,703
Newfield Exploration Co.*	88,900	3,546,221
Noble Energy, Inc.	115,501	8,737,651
Nordic American Tanker Shipping Ltd.^	10,120	429,594
Overseas Shipholding Group, Inc.^	58,191	$3,471,093
Panhandle Royalty Co.	400	11,436
Resource America, Inc., Class A^	8,770	337,908
Stone Energy Corp.*	1,000	48,900
Swift Energy Co.*^	900	32,238
Teekay Shipping Corp.^	21,215	931,339
TEL Offshore Trust^	3,661	36,500
Ultra Petroleum Corp.*^	175,245	5,320,438
Vintage Petroleum, Inc.	1,500	45,705
XTO Energy, Inc.	104,099	3,538,325

		41,887,225

Total Energy		83,327,685

Financials (20.6%)
Capital Markets (2.1%)
A.G. Edwards, Inc.^	147,900	6,677,685
Affiliated Managers Group, Inc.^	130,780	8,936,197
American Capital Strategies Ltd.^	83,465	3,013,921
Capital Southwest Corp.^	436	39,096
Cohen & Steers, Inc.^	1,200	24,732
Mellon Financial Corp.	213,350	6,121,012
Piper Jaffray Cos.*^	111,700	3,399,031
Raymond James Financial, Inc.	13,000	367,250
Stifel Financial Corp.*^	13,362	322,826
SWS Group, Inc.^	27,300	469,014

		29,370,764

Commercial Banks (3.6%)
1st Independence Financial Group, Inc.	1,500	28,950
1st Source Corp.	7,000	160,580
ABC Bancorp^	1,440	26,035
Amcore Financial, Inc.^	36,500	1,090,620
American Community Bancshares, Inc.	1,700	29,410
AmeriServ Financial, Inc.*	5,538	29,628
Auburn National Bancorporation, Inc.	1,500	31,740
Banc Corp./The*^	17,570	185,891
BancFirst Corp.^	4,911	427,208
Banco Latinoamericano de Exportaciones S.A.	24,800	445,160
Bancorp Rhode Island, Inc.^	700	25,620
Bank of Hawaii Corp.	69,300	3,516,975
Bank of Marin/California*	472	15,250
Banner Corp.	8,837	247,524
Bar Harbor Bankshares	527	14,097
Beverly Hills Bancorp, Inc.^	32,163	352,185
BNCCORP, Inc.*	4,200	60,900
BOE Financial Services of Virginia, Inc.	1,200	38,400
Britton & Koontz Capital Corp.	1,352	26,499
Camden National Corp.^	11,400	373,350
Capitol Bancorp Ltd.^	600	20,166
Carrollton Bancorp	115	1,691
Cascade Financial Corp.	575	9,488
Cass Information Systems, Inc.	550	22,281
CCF Holding Co.	675	12,386
City National Corp.	35,700	2,560,047
Codorus Valley Bancorp, Inc.	200	3,552
Colonial Bancgroup, Inc.	29,069	641,262
Commerce Bancorp, Inc.	300	12,000
Community Bank Shares of Indiana, Inc.	880	20,460
Community Trust Bancorp, Inc.	6,171	201,915
Community West Bancshares	3,471	42,346

AXA PREMIER VIP TRUST

AXA PREMIER VIP SMALL/MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
Cowlitz Bancorp*	2,300	$27,761
Desert Community Bank /California	220	5,742
ECB Bancorp, Inc.	1,000	29,250
First Bancorp/Puerto Rico^	4,600	184,690
First Charter Corp.	37	813
First Citizens BancShares, Inc. /North Carolina, Class A^	7,500	1,084,125
First Financial Corp./Indiana^	84	2,413
First Indiana Corp.^	700	20,769
First M&F Corp.	1,500	51,000
First Regional Bancorp /Los Angeles^	226	14,950
First South Bancorp, Inc./North Carolina^	1,050	33,474
First West Virginia Bancorp, Inc.	200	3,960
FNB Financial Services Corp.	2,031	36,639
Glen Burnie Bancorp	360	7,560
Guaranty Bancshares, Inc./Texas	400	9,140
Habersham Bancorp	500	10,515
Hancock Holding Co.^	900	30,960
HF Financial Corp.	6,960	151,937
Horizon Bancorp, Inc./Indiana	3,300	85,305
Integra Bank Corp.^	1,500	33,930
Intervest Bancshares Corp.*	1,800	32,760
Leesport Financial Corp.	1,365	31,736
Long Island Financial Corp.	1,600	50,560
LSB Bancshares, Inc./North Carolina	2,000	35,920
LSB Corp.	4,600	74,520
MidWestOne Financial Group, Inc.	4,700	85,540
National Mercantile Bancorp*	700	10,604
North Fork Bancorp, Inc.	387,200	10,876,448
Northrim BanCorp, Inc.	2,470	57,996
Northway Financial, Inc.	300	9,600
Pacific Mercantile Bancorp*	2,700	38,070
Patriot National Bancorp, Inc.	1,200	23,112
Peoples Bancorp of North Carolina, Inc.	1,354	24,589
Peoples Banctrust Co., Inc.	1,400	22,400
Pinnacle Bancshares, Inc.	1,800	25,380
Princeton National Bancorp, Inc.	3,800	119,244
Provident Bankshares Corp.^	37,413	1,193,849
QCR Holdings, Inc.^	1,800	37,800
Republic Bancorp, Inc., Class A/Kentucky^	6,101	132,453
Republic Bancorp, Inc./Michigan	45,352	679,373
Republic First Bancorp, Inc.*	9,227	124,564
Salisbury Bancorp, Inc.	600	23,340
South Financial Group, Inc.	124,878	3,549,033
Southside Bancshares, Inc.^	479	9,812
SVB Financial Group^	66,134	3,167,819
TD Banknorth, Inc.^	156,199	4,654,730
Team Financial, Inc.	3,300	45,210
UMB Financial Corp.^	9,994	569,958
UnionBanCal Corp.	77,200	5,166,224
United Bancshares, Inc.	1,400	20,678
United Financial Corp.	1,915	46,228
Unity Bancorp, Inc.	5,903	70,601
Wainwright Bank & Trust Co.	5,891	65,679
Washington Banking Co.	842	12,756
Westbank Corp.	735	11,892
Westcorp^	47,400	2,484,708
Yardville National Bancorp^	1,900	67,925
Zions Bancorp	78,800	$5,794,164

		51,945,824

Consumer Finance (0.1%)
Advanta Corp., Class A	4,040	103,909
CompuCredit Corp.*^	3,060	104,897
Consumer Portfolio Services*	7,700	34,881
Ezcorp, Inc., Class A*^	23,600	252,992
WFS Financial, Inc.*	18,900	958,419
World Acceptance Corp.*	2,700	81,135

		1,536,233

Diversified Financial Services (0.8%)
Asset Acceptance Capital Corp.*	350	9,068
California First National Bancorp	600	6,726
CIT Group, Inc.	250,100	10,746,797
Collegiate Funding Services LLC*^	17,810	259,670
ICT Group, Inc.*	2,300	23,920
Medallion Financial Corp.	6,905	65,252

		11,111,433

Insurance (7.4%)
Ambac Financial Group, Inc.	157,800	11,008,128
American National Insurance Co.	17,777	2,038,844
American Physicians Capital, Inc.*	18,758	696,860
American Safety Insurance Group Ltd.*	10,100	153,722
AmerUs Group Co.^	87,518	4,205,240
Argonaut Group, Inc.*^	1,800	41,562
Assurant, Inc.	335,140	12,098,554
Bristol West Holdings, Inc.	3,120	57,096
CNA Financial Corp.*^	66,348	1,885,610
Commerce Group, Inc.^	37,800	2,347,758
Delphi Financial Group, Inc., Class A^	44,750	1,975,712
Donegal Group, Inc., Class B	2,933	51,187
Endurance Specialty Holdings Ltd.	33,800	1,278,316
Everest Reinsurance Group Ltd.	52,200	4,854,600
FBL Financial Group, Inc., Class A	12,260	338,499
First American Corp.	51,840	2,080,858
FPIC Insurance Group, Inc.*^	2,000	58,660
Gallagher (Arthur J.) & Co.^	199,800	5,420,574
Great American Financial Resources, Inc.^	44,050	872,630
HCC Insurance Holdings, Inc.	76,700	2,904,629
Horace Mann Educators Corp.	39,263	738,930
Kansas City Life Insurance Co.	1,100	52,855
Max Reinsurance Capital Ltd.^	77,444	1,773,468
Meadowbrook Insurance Group, Inc.*^	13,200	69,168
Midland Co.^	14,914	524,824
National Western Life Insurance Co., Class A*^	370	71,739
NYMAGIC, Inc.^	6,800	158,780
Odyssey Reinsurance Holdings Corp.	3,650	90,082
Ohio Casualty Corp.	3,700	89,466
Old Republic International Corp.	309,360	7,823,714
Philadelphia Consolidated Holdings Corp.*	3,800	322,088
Platinum Underwriters Holdings Ltd.	147,816	4,703,505
Presidential Life Corp.^	18,210	311,573
PXRE Group Ltd.	2,800	70,616

AXA PREMIER VIP TRUST

AXA PREMIER VIP SMALL/MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
Reinsurance Group of America, Inc.^	260,200	$12,101,902
RenaissanceRe Holdings Ltd.	169,900	8,365,876
RTW, Inc.*^	2,900	28,884
Scottish Annuity & Life Holdings Ltd.	19,900	482,376
SCPIE Holdings, Inc.*^	3,500	39,865
Selective Insurance Group, Inc.^	37,690	1,867,539
Stancorp Financial Group, Inc.	19,600	1,500,968
UICI	21,260	632,910
Unico American Corp.*	300	2,733
United America Indemnity Ltd.*	4,040	69,448
United Fire & Casualty Co.^	16,782	745,456
Unitrin, Inc.	15,400	756,140
UnumProvident Corp.^	254,800	4,667,936
W.R. Berkley Corp.	51,075	1,822,356
Zenith National Insurance Corp.	11,600	787,176

		105,041,412

Mutual Funds (0.5%)
Apollo Investment Corp.*	409,400	7,545,242
MCG Capital Corp.^	11,700	199,836

		7,745,078

Real Estate (3.4%)
Avatar Holdings, Inc.*^	5,713	287,193
Bedford Property Investors, Inc. (REIT)^	30,200	695,204
Bluegreen Corp.*^	26,140	455,097
Boykin Lodging Co., Inc. (REIT)*	4,896	65,606
Brandywine Realty Trust (REIT)	500	15,325
Camden Property Trust (REIT)	10,850	583,188
Capital Automotive Real Estate Investment Trust (REIT)	15,500	591,635
CB Richard Ellis Services, Inc., Class A*	147,000	6,447,420
CBL & Associates Properties, Inc. (REIT)	87,000	3,747,090
Commercial Net Lease Realty (REIT)^	8,600	176,042
Correctional Properties Trust (REIT)^	24,608	696,407
Crescent Real Estate EQT Co. (REIT)	12,095	226,781
CRT Properties, Inc. (REIT)^	29,500	805,350
Entertainment Properties Trust (REIT)^	45,400	2,088,400
Equity Inns, Inc. (REIT)^	56,760	754,908
Extra Space Storage, Inc. (REIT)^	2,800	40,124
HRPT Properties Trust (REIT)^	408,579	5,078,637
ILX Resorts, Inc.	1,200	11,484
Investors Real Estate Trust (REIT)^	76,500	738,990
iStar Financial, Inc. (REIT)	28,600	1,189,474
KKR Financial Corp. (REIT)*	103,000	2,575,000
Levitt Corp., Class A*	25,101	751,022
Lexington Corp. Properties Trust (REIT)	103,000	2,503,930
LTC Properties, Inc. (REIT)	29,350	607,545
Maguire Properties, Inc. (REIT)	20,300	575,302
Mission West Properties, Inc. (REIT)^	29,490	302,862
Monmouth (REIT)	23,000	192,050
National Health Investors, Inc. (REIT)^	43,560	$1,222,729
National Health Realty, Inc. (REIT)^	17,300	321,953
New Plan Excel Realty Trust (REIT)	41,700	1,132,989
One Liberty Properties, Inc. (REIT)	18,100	374,851
Parkway Properties, Inc. (REIT)^	18,759	938,138
Pennsylvania Real Estate Investment Trust (REIT)	21,800	1,035,500
Presidential Realty Corp., Class B (REIT)	800	6,880
PS Business Parks, Inc., Class A (REIT)	9,440	419,608
SL Green Realty Corp. (REIT)	84,500	5,450,250
Tarragon Corp. (REIT)*^	8,960	226,240
Trizec Properties, Inc. (REIT)	215,900	4,441,063
Urstadt Biddle Properties, Inc. (REIT)	1,200	19,848
Windrose Medical Properties Trust (REIT)	3,900	54,717
Winston Hotels, Inc. (REIT)	8,836	99,493

		47,946,325

Thrifts & Mortgage Finance (2.7%)
Accredited Home Lenders Holding Co.*^	3,310	145,640
Ameriana Bancorp	1,437	20,101
Anchor Bancorp Wisconsin, Inc.^	735	22,241
Berkshire Bancorp, Inc.	1,400	25,550
Berkshire Hills Bancorp, Inc.^	10,300	343,196
Camco Financial Corp.	54	734
Capital Crossing Bank*^	8,300	283,030
Capital Title Group, Inc.	14,460	98,328
Carver Bancorp, Inc.	700	11,914
Central Bancorp, Inc./Massachusetts	500	12,940
Centrue Financial Corp.*	2,200	56,320
CFS Bancorp, Inc.^	3,700	49,136
Commercial Federal Corp.	2,746	92,485
Community Financial Corp.	3,100	68,479
CORUS Bankshares, Inc.	21,600	1,198,584
EFC Bancorp, Inc.	500	16,990
Elmira Savings Bank FSB	110	2,909
Farmer Mac, Class C	19,040	419,832
Fidelity Bancorp, Inc./Pennsylvania	121	2,380
First Bancorp of Indiana, Inc.	1,600	31,632
First Bancshares, Inc./Missouri	200	4,000
First BancTrust Corp.	2,600	32,812
First Defiance Financial Corp.	4,300	114,767
First Federal Bancshares of Arkansas, Inc.	3,999	89,778
First Federal Bankshares, Inc.	4,400	90,316
First Franklin Corp.	1,700	27,149
First Keystone Financial, Inc.	1,400	24,066
First Place Financial Corp./Ohio^	19,367	389,083
FirstBank NW Corp.	5,670	153,657
FirstFed Financial Corp.*^	4,360	259,900
FMS Financial Corp.	782	13,599
Fremont General Corp.^	23,170	563,726
Great Pee Dee Bancorp, Inc.	500	7,745
GS Financial Corp.	1,600	28,208
Guaranty Federal Bancshares, Inc.	1,200	27,708
HMN Financial, Inc.	2,977	93,716

AXA PREMIER VIP TRUST

AXA PREMIER VIP SMALL/MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
Home Federal Bancorp/Indiana	2,100	$51,135
Home Loan Financial Corp.	180	3,465
Independence Community Bank Corp.	147,126	5,433,363
IndyMac Bancorp, Inc.	105,600	4,301,088
Itla Capital Corp.*	300	16,170
Lincoln Bancorp/Plainfield IN	758	12,886
LSB Financial Corp	238	6,604
MAF Bancorp, Inc.	27,714	1,181,448
MASSBANK Corp.	100	3,465
Matrix Bancorp, Inc.*	1,500	18,750
Mayflower Co-operative Bank	150	2,143
Meta Financial Group, Inc.	500	10,000
MFB Corp.	100	2,469
MutualFirst Financial, Inc.^	7,800	173,550
New Hampshire Thrift Bancshares, Inc.	2,200	33,286
Northeast Bancorp	500	10,275
OceanFirst Financial Corp.^	4,500	101,295
Park Bancorp, Inc.	1,300	39,650
Parknt Financial Corp.	200	5,430
Pennfed Financial Services, Inc.^	200	3,376
Peoples Bancorp/Indiana	600	11,910
Peoples Bank/Connecticut^	109,915	3,323,830
Peoples Community Bancorp, Inc.	300	5,976
PFF Bancorp, Inc.	13,140	398,011
Pocahontas Bancorp, Inc.	1,500	22,155
Provident Bancorp, Inc.^	100	1,211
Provident Financial Holdings, Inc.	12,160	341,818
PSB Bancorp, Inc./Pennsylvania*	4,999	63,737
R&G Financial Corp., Class B^	20,960	370,782
Radian Group, Inc.	153,570	7,251,575
South Street Financial Corp.	600	5,640
Sterling Financial Corp./Washington*	24,620	920,788
TF Financial Corp.	100	2,801
Timberland Bancorp, Inc./WA	4,200	94,290
Union Community Bancorp.	600	9,876
United Community Financial Corp.^	47,090	515,165
Washington Federal, Inc.	113,879	2,678,434
Washington Savings Bank FSB/Maryland	100	925
Webster Financial Corp.	120,100	5,607,469
WSFS Financial Corp.^	3,443	188,367

		38,047,259

Total Financials		292,744,328

Health Care (10.0%)
Biotechnology (0.7%)
Charles River Laboratories International, Inc.*	176,400	8,511,300
Invitrogen Corp.*	13,866	1,154,899
Kendle International, Inc.*	19,800	299,970

		9,966,169

Health Care Equipment & Supplies (4.4%)
Allied Healthcare Products*	4,200	20,622
American Medical Systems Holdings, Inc.*	12,660	261,429
Atrion Corp.	300	22,365
Bausch & Lomb, Inc.	58,065	4,819,395
Beckman Coulter, Inc.	119,200	7,577,544
Bio-Logic Systems Corp.*	750	4,709
Bio-Rad Laboratories, Inc., Class A*^	40,500	$2,398,005
Compex Technologies, Inc.*	1,000	4,120
Conmed Corp.*^	9,940	305,854
Dade Behring Holdings, Inc.	42,477	2,761,430
Datascope Corp.	27,613	920,894
E-Z-Em, Inc.*	7,200	100,872
Edwards Lifesciences Corp.*^	310,200	13,344,804
Hillenbrand Industries, Inc.	148,000	7,481,400
Invacare Corp.^	32,970	1,462,549
Inverness Medical Innovations, Inc.*^	1,210	33,033
Iridex Corp.*	900	5,445
Mesa Laboratories, Inc.	600	8,358
National Dentex Corp.*	2,250	40,658
New Brunswick Scientific, Inc.*	200	1,066
NMT Medical, Inc.*	500	5,000
PerkinElmer, Inc.	4,600	86,940
Respironics, Inc.*	48	1,733
Span-America Medical Systems, Inc.	500	5,250
Thermo Electron Corp.*	308,300	8,284,021
Varian, Inc.*^	289,350	10,934,536
West Pharmaceutical Services, Inc.^	63,060	1,768,833

		62,660,865

Health Care Providers & Services (1.9%)
Air Methods Corp.*	600	4,788
Allied Healthcare International, Inc.*	300	2,124
American Dental Partners, Inc.*	11,400	278,274
American Retirement Corp.*^	11,500	168,130
American Shared Hospital Services	40	245
Carriage Services, Inc.*^	32,600	197,230
Cerner Corp.*^	2,855	194,054
Coventry Health Care, Inc.*	76,700	5,426,525
Health Net, Inc.*	271,153	10,347,198
Henry Schein, Inc.*^	22,200	921,744
Horizon Health Corp.*^	400	9,356
IDX Systems Corp.*^	1,900	57,266
Kindred Healthcare, Inc.*^	62,200	2,463,742
Medcath Corp.*^	7,800	216,762
National Healthcare Corp.^	22	777
National Home Health Care Corp.	1,600	19,504
NWH, Inc.	4,600	70,150
PacifiCare Health Systems, Inc.*	60,730	4,339,159
Parexel International Corp.*^	19,200	381,120
Per-Se Technologies, Inc.*^	3,800	79,876
RehabCare Group, Inc.*	3,000	80,190
Stewart Enterprises, Inc.^	116,291	760,543
Trizetto Group*	23,765	332,948
United American Healthcare Corp.*	1,100	2,420
Ventiv Health, Inc.*^	10,021	193,205

		26,547,330

Pharmaceuticals (3.0%)
Barr Pharmaceuticals, Inc.*^	244,000	11,892,560
Discovery Partners International, Inc.*	13,264	37,935
Endo Pharmaceuticals Holdings, Inc.*	398,200	10,464,696
First Horizon Pharmaceutical Corp.*^	27,445	522,553
Impax Laboratories, Inc.*^	242,300	3,804,110
Par Pharmaceutical Cos., Inc.*^	182,600	5,808,506

AXA PREMIER VIP TRUST

AXA PREMIER VIP SMALL/MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
Theravance, Inc.*	197,600	$3,359,200
Valeant Pharmaceuticals International^	402,100	7,089,023

		42,978,583

Total Health Care		142,152,947

Industrials (11.0%)
Aerospace & Defense (1.6%)
Alliant Techsystems, Inc.*	136,500	9,636,900
Allied Defense Group, Inc.*	4,040	93,001
Armor Holdings, Inc.*^	6,041	239,284
Aviall, Inc.*^	38,490	1,215,899
BE Aerospace, Inc.*	22,682	354,520
Esterline Technologies Corp.*^	38,200	1,531,056
Goodrich Corp.	204,900	8,392,704
Hawk Corp.*	15,000	175,500
Hexcel Corp.*^	52,800	893,376
Ladish Co., Inc.*^	5,810	58,042
Precision Castparts Corp.	1	47
Sequa Corp., Class A*	6,900	456,573
Sparton Corp.*	3,097	30,629
Triumph Group, Inc.*	2,170	75,429

		23,152,960

Air Freight & Logistics (0.0%)
AirNet Systems, Inc.*	11,000	46,310
Hub Group, Inc., Class A*^	11,800	295,590
Park-Ohio Holdings Corp.*	10	167

		342,067

Airlines (0.1%)
Alaska Air Group, Inc.*^	33,600	999,600
Continental Airlines, Inc., Class B*^	17,741	235,601
MAIR Holdings, Inc.*^	25,917	229,106

		1,464,307

Building Products (1.0%)
Insteel Industries, Inc.	2,200	27,720
International Aluminum Corp.	2,600	83,070
Jacuzzi Brands, Inc.*	2,100	22,533
Lennox International, Inc.^	100,900	2,136,053
NCI Building Systems, Inc.*^	2,700	88,560
Patrick Industries, Inc.*	1,300	12,727
Universal Forest Products, Inc.	14,890	617,190
Water Pik Technologies Inc.*^	5,000	95,250
York International Corp.^	288,600	10,966,800

		14,049,903

Commercial Services & Supplies (1.6%)
Ambassodors International, Inc.	7,487	102,198
Amrep Corp.	100	2,575
Angelica Corp.^	8,400	205,884
AT Cross Co., Class A*	9,600	40,896
CDI Corp.^	16,900	370,448
Century Business Services, Inc.*^	4,200	17,010
Champion Industries, Inc/West Virginia	200	820
Clean Harbors, Inc.*^	17,000	368,560
Consolidated Graphics, Inc.*	2,210	90,102
Cornell Cos., Inc.*^	2,029	27,310
Ecology And Environment, Inc.	4,800	32,160
Electro Rent Corp.*^	13,000	189,020
Exponent, Inc.*^	8,100	231,498
First Consulting Group, Inc.*	19,700	101,041
G&K Services, Inc., Class A	2,260	85,270
Heidrick & Struggles, Inc.*	1,153	30,070
IKON Office Solutions, Inc.	1,500	14,265
Jackson Hewitt Tax Service, Inc.	5,700	134,748
Kelly Services, Inc., Class A	25,235	722,730
Laureate Education, Inc.*	36,020	1,723,917
Layne Christensen Co.*^	3,000	$59,595
Mac-Gray Corp.*	1,400	12,838
Nashua Corp.*	6,700	63,315
NCO Group, Inc.*	50,103	1,083,728
Outlook Group Corp.	3,560	30,936
R. R. Donnelley & Sons Co. (New York Exchange)	215,800	7,447,258
RCM Technologies, Inc.*	3,149	13,352
TeleTech Holdings, Inc.*^	44,144	359,774
Tufco Technologies, Inc.*	1,000	6,200
United Rentals, Inc.*^	143,450	2,899,125
United Stationers, Inc.*^	123,000	6,039,300
Vertrue, Inc.*^	700	27,272
Volt Information Sciences, Inc.*^	5,000	118,650
Waste Industries USA, Inc.^	13,150	185,941
Willis Lease Finance Corp.*	9,200	73,600

		22,911,406

Construction & Engineering (0.9%)
EMCOR Group, Inc.*^	138,240	6,759,936
Granite Construction, Inc.	74,300	2,087,830
McDermott International, Inc.*^	63,900	1,341,900
Michael Baker Corp.*	7,920	141,451
URS Corp.*	58,700	2,192,445

		12,523,562

Containers & Packaging (0.1%)
Bemis Co.	6,310	167,467
Chesapeake Corp.	37,973	795,155

		962,622

Electrical Equipment (0.4%)
Channell Commercial Corp.*	300	2,250
Chase Corp.	1,100	15,400
Energy Conversion Devices, Inc.*^	31,361	701,859
EnerSys*^	107	1,458
Espey Manufacturing & Electronics Corp.	200	6,160
Genlyte Group, Inc.*	2,236	108,983
Lamson & Sessions Co.*	8,500	100,470
Misonix, Inc.*	2,800	16,940
Preformed Line Products Co.^	6,800	277,440
Regal Beloit Corp.^	55,900	1,630,044
SL Industries, Inc.*	7,300	132,203
Thomas & Betts Corp.*	13,300	375,592
Woodward Governor Co.^	23,004	1,933,026

		5,301,825

Industrial Conglomerates (0.2%)
Alleghany Corp.*	2,536	753,192
Standex International Corp.^	25,200	715,932
Teleflex, Inc.	4,600	273,102
Tredegar Corp.^	48,417	755,305
United Capital Corp.*^	900	23,355
Walter Industries, Inc.^	12,800	514,560

		3,035,446

Machinery (3.7%)
Astec Industries, Inc.*^	12,689	294,258
Cummins, Inc.	16,700	1,245,987
Dover Corp.	254,995	9,276,718
Eastern Co.	3,600	84,780
EnPro Industries, Inc.*^	20,600	594,722
ESCO Technologies, Inc.*^	20,000	2,016,000
Flanders Corp.*^	5	45
Gehl Co.*^	12,000	467,280
Global Payment Technologies, Inc.	4,850	19,691
Greenbrier Cos., Inc.	5,200	140,920

AXA PREMIER VIP TRUST

AXA PREMIER VIP SMALL/MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
Hardinge, Inc.	3,862	$54,261
Harsco Corp.	61,800	3,371,190
JLG Industries, Inc.^	38,600	1,060,728
Joy Global, Inc.	56,558	1,899,783
K-Tron International*	1,400	41,020
Kennametal, Inc.	20,100	921,585
LB Foster Co., Class A*	9,800	91,140
Manitowoc Co., Inc.	7,570	310,522
Nacco Industries, Inc., Class A	7,000	750,540
Oshkosh Truck Corp.	15,700	1,228,996
Pall Corp.	222,600	6,758,136
Parker-Hannifin Corp.	94,600	5,866,146
Reliance Steel & Aluminum Co.^	11,350	420,745
Robbins & Myers, Inc.^	24,500	526,995
SPX Corp.	118,400	5,444,032
Starret (L.S.) Co.Class A	8,600	156,864
Sun Hydraulics Corp.^	3,400	123,726
Supreme Industries, Inc., Class A	2,700	19,764
Tecumseh Products Co., Class B	300	8,291
Tennant Co.	500	17,705
Terex Corp.*	700	27,580
Timken Co.	96,200	2,222,220
Todd Shipyards Corp.	1,300	24,609
Trinity Industries, Inc.^	215,800	6,912,074
Twin Disc, Inc.	3,300	72,270
Watts Water Technologies, Inc., Class A^	600	20,094

		52,491,417

Marine (0.2%)
Alexander & Baldwin, Inc.	57,500	2,665,125

Road & Rail (0.5%)
Celadon Group, Inc.*^	11,175	190,422
Covenant Transport, Inc., Class A*^	2,268	29,938
Dollar Thrifty Automotive Group, Inc.*^	760	28,865
Florida East Coast Industries, Inc., Class A	14,800	640,840
Marten Transport Ltd.*^	3,150	66,118
Overnite Corp.	1,730	74,355
Transport Corp. of America, Inc.*	800	5,440
U.S. Xpress Enterprises, Inc., Class A*	9,470	112,788
USA Truck, Inc.*^	1,800	44,550
Yellow Roadway Corp.*^	112,300	5,704,840

		6,898,156

Trading Companies & Distributors (0.7%)
Applied Industrial Technologies, Inc.^	54,830	1,770,461
First Aviation Services, Inc.*	500	1,925
Grainger (W.W.), Inc.	136,900	7,500,751
Huttig Building Products, Inc.*^	27,186	296,599
Industrial Distribution Group, Inc.*	11,700	110,565
Lawson Products, Inc.	609	23,641
Valley National Gases, Inc.	3,600	54,900
Watsco, Inc., Class B	100	4,325

		9,763,167

Total Industrials		155,561,963

Information Technology (16.4%)
Communications Equipment (1.5%)
Andrew Corp.*	642,500	8,198,300
Avocent Corp.*	59,336	1,551,043
Blonder Tongue Laboratories	2,200	$5,830
Communications Systems, Inc.	13,200	135,564
Digi International, Inc.*^	29,945	355,148
Harris Corp.	98,990	3,089,478
Redback Networks, Inc.*^	62,270	397,282
SafeNet, Inc.*^	13,037	444,040
Scientific-Atlanta, Inc.	173,200	5,762,364
Symmetricom, Inc.*^	74,564	773,229

		20,712,278

Computers & Peripherals (1.5%)
Diebold, Inc.	101,800	4,592,198
Hypercom Corp.*	18,500	119,695
Imation Corp.	6,060	235,067
Interphase Corp.*	1,300	8,125
Lexmark International, Inc., Class A*	101,900	6,606,177
M-Systems Flash Disk Pioneers Ltd.*^	16,400	314,388
Neoware Systems, Inc.*	5,200	53,248
Printronix, Inc.	700	11,704
QLogic Corp.*	80,300	2,478,861
Seagate Technology*	315,600	5,538,780
Storage Technology Corp.*	28,750	1,043,338
Tripos, Inc.*	12,600	46,746
Western Digital Corp.*	24,900	334,158

		21,382,485

Electronic Equipment & Instruments (4.5%)
American Technical Ceramics Corp.*	380	3,891
Amphenol Corp., Class A	1,600	64,272
Anixter International, Inc.*^	131,250	4,878,563
Arrow Electronics, Inc.*	618,250	16,791,670
Avnet, Inc.*	98,297	2,214,632
Bell MicroProducts, Inc.*^	1,442	13,555
Bonso Electronic International, Inc.	1,000	5,129
Celestica, Inc.*	742,495	9,949,433
Checkpoint Systems, Inc.*^	26,600	470,820
Frequency Electronics, Inc.	13,900	180,700
Gerber Scientific, Inc.*	34,600	240,816
GTSI Corp.*	13,200	108,900
LeCroy Corp.*^	1,443	19,841
MTS Systems Corp.^	8,838	296,780
O.I. Corp.*	4,500	54,900
OYO Geospace Corp.*	10,600	222,388
PAR Technology Corp.*	12,300	393,600
Park Electrochemical Corp.	41,000	1,033,200
Perceptron, Inc.*	9,000	61,110
Spectrum Control, Inc.*	11,100	74,814
Sypris Solutions, Inc.^	10,709	132,470
Tektronix, Inc.	447,200	10,406,344
TESSCO Technologies, Inc.*	2,900	38,657
Vishay Intertechnology, Inc.*^	1,328,850	15,773,450
X-Rite, Inc.^	4,840	55,708

		63,485,643

Internet Software & Services (0.2%)
Allscripts Healthcare Solutions, Inc.*^	6,700	111,287
EarthLink, Inc.*	194,982	1,688,544
Internet Security Systems, Inc.*	26,350	534,641
Keynote Systems, Inc.*^	2,880	33,610
Marchex, Inc., Class B*^	1,029	15,476

		2,383,558

IT Services (1.0%)
BearingPoint, Inc.*^	419,500	3,074,935
CACI International, Inc., Class A*	3,290	207,796

AXA PREMIER VIP TRUST

AXA PREMIER VIP SMALL/MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
Ciber, Inc.*^	88,300	$704,634
Cognizant Technology Solutions Corp., Class A*	56,368	2,656,624
Computer Task Group, Inc.*	6,932	25,024
Covansys Corp.*^	21,663	278,370
CSP, Inc.*	230	1,893
EdgewaterTechnology, Inc.*	8,800	38,192
eFunds Corp.*^	22,570	406,034
Forrester Research, Inc.*^	11,738	209,288
Manatron, Inc.*	4,500	42,435
MPS Group, Inc.*	186,680	1,758,526
Pegasus Solutions, Inc.*^	14,700	163,905
Perot Systems Corp., Class A*^	40,200	571,644
SRA International, Inc., Class A*^	1,000	34,720
SYKES Enterprises, Inc.*^	53,545	507,607
TechTeam Global, Inc.*	4,200	54,768
Tier Technologies, Inc., Class B*^	4,600	38,778
TSR, Inc.	8,700	52,200
Unisys Corp.*	651,200	4,122,096

		14,949,469

Semiconductors & Semiconductor Equipment (7.0%)
Advanced Power Technology, Inc.*	5,590	39,410
Agere Systems, Inc.*^	320,840	3,850,080
Cohu, Inc.	28	561
Cypress Semiconductor Corp.*^	740,000	9,316,600
Fairchild Semiconductor International, Inc., Class A*	454,200	6,699,450
Freescale Semiconductor, Inc., Class A*	86,100	1,808,961
Freescale Semiconductor, Inc., Class B*	311,800	6,603,924
International Rectifier Corp.*^	99,200	4,733,824
Intersil Corp., Class A^	309,000	5,799,930
Intest Corp.*	3,920	14,112
Lam Research Corp.*	306,000	8,855,640
LSI Logic Corp.*	872,100	7,404,129
Microsemi Corp.*	38,589	725,473
National Semiconductor Corp.	551,870	12,157,696
Novellus Systems, Inc.*	417,000	10,304,070
PDF Solutions, Inc.*^	354	4,645
Photronics, Inc.*	9,330	217,762
Semitool, Inc.*^	1,200	11,448
Teradyne, Inc.*	1,070,700	12,816,279
Trident Microsystems, Inc.*^	5,500	124,795
Varian Semiconductor Equipment Associates, Inc.*^	202,700	7,499,900
Virage Logic Corp.*^	36,760	378,628

		99,367,317

Software (0.7%)
American Software, Inc. Class A	39,200	226,576
Autodesk, Inc.	3,448	118,508
Borland Software Corp.*	19,630	134,662
ePlus, Inc.*	12,800	147,200
Evans & Sutherland Computer Co.*	1,193	6,025
JDA Software Group, Inc.*	1,309	14,896
Mapinfo Corp.*^	900	9,459
Moldflow Corp.*^	4,600	59,570
Netmanage, Inc.*	12,000	76,800
NetScout Systems, Inc.*^	582	3,835
Phoenix Technologies Ltd.*^	700	5,446
Radiant Systems, Inc.*^	19,500	222,300
Reynolds & Reynolds Co.	180,575	4,880,942
SPSS, Inc.*^	22,469	$431,630
Sybase, Inc.*	97,595	1,790,868
Take-Two Interactive Software, Inc.*^	872	22,192
THQ, Inc.*	33,000	965,910
Witness Systems, Inc.*^	36,941	673,435

		9,790,254

Total Information Technology		232,071,004

Materials (5.2%)
Chemicals (2.1%)
American Pacific Corp.	1,800	14,400
Arch Chemicals, Inc.^	28,080	700,877
Atlantis Plastics, Inc.*	2,200	16,874
Bairnco Corp.	200	2,150
Crompton Corp.^	271,693	3,844,456
Cytec Industries, Inc.	82,800	3,295,440
Eastman Chemical Co.	106,329	5,864,044
Engelhard Corp.	165,000	4,710,750
FMC Corp.*	38,400	2,155,776
Hercules, Inc.*	21,400	302,810
Huntsman Corp.*	313,100	6,346,537
LESCO, Inc.*	992	12,494
LSB Industries, Inc.*	93	674
Mosaic Co.*^	30,560	475,514
Nalco Holding Co.*	40,090	786,967
RPM International, Inc.	1,600	29,216
Schulman (A.), Inc.^	45,946	821,974
Stepan Co.^	6,300	139,230
Summa Industries	370	2,956
Terra Industries, Inc.*^	117,200	798,132

		30,321,271

Construction Materials (0.4%)
Ameron International Corp.^	13,800	516,120
Eagle Materials, Inc.^	7,100	657,389
Florida Rock Industries, Inc.	12,150	891,202
Martin Marietta Materials, Inc.	23,873	1,650,102
Rinker Group Ltd.	156,268	1,667,614
U.S. Concrete, Inc.*	48,400	313,148
United States Lime & Minerals, Inc.*	500	8,400

		5,703,975

Containers & Packaging (1.3%)
Greif, Inc., Class A	10,500	641,550
Owens-Illinois, Inc.*	202,393	5,069,945
Packaging Dynamics Corp.	3,000	41,994
Pactiv Corp.*	412,300	8,897,434
Peak International, Ltd.*	687	2,672
Smurfit-Stone Container Corp.*	325,500	3,310,335
Sonoco Products Co.	17,000	450,500

		18,414,430

Metals & Mining (1.1%)
Cleveland-Cliffs, Inc.^	1,680	97,037
Compass Minerals International, Inc.^	9,600	224,640
GrafTech International Ltd.*^	589,100	2,533,130
Grupo Imsa S.A. de C.V.	263,600	602,492
Inco Ltd.^	133,500	5,039,625
Massey Energy Co.^	56,400	2,127,408
Metal Management, Inc.^	23,276	450,390
Northwest Pipe Co.*^	5,000	116,250
Olympic Steel, Inc.*^	13,540	180,217
Quanex Corp.	7,200	381,672
Roanoke Electric Steel Corp.^	13,613	224,887
Rock of Ages Corp.	7,960	49,352
Ryerson Tull, Inc.^	47,970	684,532
Schnitzer Steel Industries, Inc.^	23,523	557,495
Southern Peru Copper Corp.^	27,700	1,186,668

AXA PREMIER VIP TRUST

AXA PREMIER VIP SMALL/MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
Synalloy Corp.*	2,124	$21,559
USEC, Inc.^	40,100	587,064

		15,064,418

Paper & Forest Products (0.3%)
Deltic Timber Corp.^	100	3,803
Glatfelter	4,924	61,058
Sappi Ltd. (ADR)	355,300	3,844,346

		3,909,207

Total Materials		73,413,301

Telecommunication Services (0.6%)
Diversified Telecommunication Services (0.2%)
Atlantic Tele-Network, Inc.	1,700	48,960
Citizens Communications Co.	156,500	2,103,360
CT Communications, Inc.^	28,400	370,620
D&E Communications, Inc.	2,100	20,370
Hector Communications Corp.	1,980	45,283
Shenandoah Telecommunications Co.^	119	4,730

		2,593,323

Wireless Telecommunication Services (0.4%)
EMS Technologies, Inc.*^	11,600	173,420
Nextel Partners, Inc., Class A*	1,053	26,504
NII Holdings, Inc.*	4,543	290,479
Price Communications Corp.*	22,725	393,143
Telephone & Data Systems, Inc.*	91,700	3,641,501
U.S. Cellular Corp.*	28,600	1,428,284

		5,953,331

Total Telecommunication Services		8,546,654

Utilities (5.2%)
Electric Utilities (3.6%)
Alliant Energy Corp.^	211,200	5,945,280
CH Energy Group, Inc.^	20	973
Cleco Corp.^	14,700	317,079
Duquesne Light Holdings, Inc.^	178,200	3,328,776
Edison International, Inc.	104,000	4,217,200
El Paso Electric Co.*	19,300	394,685
Green Mountain Power Corp.^	9,100	271,544
Maine & Maritimes Corp.	36	882
Northeast Utilities	55,200	1,151,472
NSTAR	10,000	308,300
Pinnacle West Capital Corp.	116,990	5,200,205
PNM Resources Inc.	88,879	2,560,604
PPL Corp.	173,300	10,290,554
UIL Holdings Corp.^	8,230	442,856
Westar Energy, Inc.	184,000	4,421,520
Wisconsin Energy Corp.	318,200	12,409,800

		51,261,730

Gas Utilities (0.7%)
Atmos Energy Corp.	28,060	808,128
Chesapeake Utilities Corp.^	2,450	74,848
Laclede Group, Inc.	1,300	41,288
New Jersey Resources Corp.	100	4,825
South Jersey Industries, Inc.^	24,900	1,521,888
UGI Corp.	277,350	7,738,065

		10,189,042

Multi-Utilities & Unregulated Power (0.8%)
Avista Corp.	200	3,718
Energy East Corp.	111,110	3,219,968
MDU Resources Group, Inc.	98,100	2,763,477
Oneok, Inc.	149,500	4,881,175
Vectren Corp.	7,240	208,005

		11,076,343

Water Utilities (0.1%)
California Water Service Group^	18,600	698,244
SJW Corp.^	4,400	$206,844

		905,088

Total Utilities		73,432,203

Total Common Stocks (98.4%) (Cost $1,237,615,510)		1,394,109,995

SHORT-TERM INVESTMENTS:
Short-Term Fund of Cash Collateral for Securities Loaned (0.3%)
JPMorgan Securities Lending Collateral Investment Fund
3.26%, 7/1/05	4,060,466	4,060,466

	Principal Amount
Short-Term Investments of Cash Collateral for Securities Loaned (19.9%)
Banco Bilbao Viz Argentaria
3.11%, 7/15/05	$5,631,950	5,631,950
Banesto S.A. Madrid
3.44%, 9/27/05	5,735,122	5,735,122
Capital One Corp.
Series 02-A2
3.22%, 7/15/05 (l)	4,590,359	4,590,359
Citigroup Global Markets, Inc.
3.49%, 7/1/05	8,029,171	8,029,171
Corsair Trust
Series 1-1013
3.39%, 4/27/07 (l)	6,308,634	6,308,634
Depfa Bank Europe PLC
3.17%, 3/11/05	6,882,146	6,882,146
3.17%, 8/5/05	5,735,122	5,735,122
Deutsche Bank Securities, Inc.
3.20%, 7/14/05	22,940,487	22,940,487
Greenwich Capital Holdings, Inc.
3.51%, 7/1/05	22,940,487	22,940,487
3.51%, 7/1/05	47,027,999	47,027,999
Hartford, Inc.
3.24%, 6/30/06	1,835,239	1,835,239
Hewlett-Packard Co.
3.12%, 7/25/05	5,693,638	5,693,638
Lehman Brothers, Inc.
3.59%, 9/30/05 (l)	802,917	802,917
Merrill Lynch Securities, Inc.
3.54%, 7/1/05	88,541,836	88,541,836
Monumental Global Funding II
3.07%, 7/1/05 (l)	2,524,498	2,524,498
Natexis Banques Populaires Sing
3.18%, 8/5/05	17,205,365	17,205,365
New Center Asset Trust
3.09%, 7/1/05	4,563,057	4,563,057
New York Life Insurance Co.
3.22%, 9/30/05	5,735,122	5,735,122
Royal Bank of Scotland London
3.14%, 7/5/06 (l)	5,501,746	5,501,746
Sun Trust Bank/Atlanta, Georgia
3.27%, 5/17/06 (l)	5,735,122	5,735,122
Unicredito Italiano Milan
3.17%, 9/12/05	5,735,122	5,735,122
Washington Mutual Bank FA
3.10%, 7/8/05	2,248,745	2,248,745

Total Short-Term Investments of Cash Collateral for Securities Loaned		281,943,884

AXA PREMIER VIP TRUST

AXA PREMIER VIP SMALL/MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

June 30, 2005 (Unaudited)

	Principal Amount	Value (Note 1)
Time Deposit (0.2%)
JPMorgan Chase Nassau
2.70%, 7/1/05	$3,535,740	$3,535,740

Total Short-Term Investments (20.4%) (Amortized Cost $289,540,090)		289,540,090

Total Investments (118.8%) (Cost/Amortized Cost $1,527,155,600)		1,683,650,085
Other Assets Less Liabilities (-18.8%)		(266,578,304)

Net Assets (100%)		$1,417,071,781

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

†	Securities (totaling $1,519,620 or 0.11% of net assets) valued at fair value.

(l)	Floating Rate Security. Rate disclosed is as of June 30, 2005.

Glossary:

ADR — American Depositary Receipt

REIT — Real Estate Investment Trust

Investment security transactions for the six months ended June 30, 2005 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities .	$467,549,102
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities .	$406,961,042

As of June 30, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation .	$199,935,007
Aggregate gross unrealized depreciation .	(47,193,676)

Net unrealized appreciation .	$152,741,331

Federal income tax cost of investments	$1,530,908,754

At June 30, 2005, the Portfolio had loaned securities with a total value of $278,419,461. This was secured by collateral of $286,004,350 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

For the six months ended June 30, 2005, the Portfolio incurred approximately $856 as brokerage commissions with Bernstein (Sanford C.) & Co. and $7,219 with Advest Inc., affiliated broker/dealers.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA PREMIER VIP TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (4.3%)
Hotels, Restaurants & Leisure (0.4%)
Ctrip.com International Ltd. (ADR)*	39,890	$2,029,603

Internet & Catalog Retail (2.4%)
eBay, Inc.*	68,775	2,270,263
IAC/InterActiveCorp*^	158,215	3,805,071
Shanda Interactive Entertainment Ltd. (ADR)*^	139,300	5,124,847

		11,200,181

Media (1.5%)
DreamWorks Animation SKG, Inc., Class A*	450	11,790
Pixar*^	119,885	6,000,244
Usen Corp.	19,460	514,555
XM Satellite Radio Holdings, Inc., Class A*^	5,190	174,695

		6,701,284

Total Consumer Discretionary		19,931,068

Energy (1.0%)
Energy Equipment & Services (1.0%)
Cooper Cameron Corp.*	5,460	338,793
Diamond Offshore Drilling, Inc.	14,720	786,490
Halliburton Co.	33,570	1,605,317
Nabors Industries Ltd.*	840	50,921
National Oilwell Varco, Inc.*	3,260	154,980
Schlumberger Ltd.	4,360	331,098
Smith International, Inc.	4,940	314,678
Transocean, Inc.*	14,250	769,073
Weatherford International Ltd.*	1,810	104,944

		4,456,294

Oil & Gas (0.0%)
Ultra Petroleum Corp.*^	5,700	173,052

Total Energy		4,629,346

Health Care (1.4%)
Biotechnology (0.5%)
Affymetrix, Inc.*^	46,190	2,491,027

Health Care Providers & Services (0.4%)
PacifiCare Health Systems, Inc.*	1,250	89,313
WellPoint, Inc.*	25,530	1,777,909

		1,867,222

Pharmaceuticals (0.5%)
IVAX Corp.*	108,770	2,338,555

Total Health Care		6,696,804

Industrials (1.8%)
Aerospace & Defense (0.8%)
United Technologies Corp.	69,740	3,581,149

Commercial Services & Supplies (1.0%)
Manpower, Inc.	28,800	1,145,664
Monster Worldwide, Inc.*	119,910	3,439,019

		4,584,683

Electrical Equipment (0.0%)
Energy Conversion Devices, Inc.*^	260	5,819

Industrial Conglomerates (0.0%)
Tyco International Ltd.	1,113	32,499

Total Industrials		8,204,150

Information Technology (85.8%)
Communications Equipment (15.7%)
Cisco Systems, Inc.*	899,290	$17,185,432
Comverse Technology, Inc.*	125,480	2,967,602
Corning, Inc.*	1,086,060	18,050,317
F5 Networks, Inc.*^	34,550	1,631,969
Juniper Networks, Inc.*	176,410	4,442,004
Motorola, Inc.	507,800	9,272,428
Nokia OYJ (ADR)	437,755	7,284,243
QUALCOMM, Inc.	214,170	7,069,752
Research In Motion Ltd.*^	40,600	2,994,250
Scientific-Atlanta, Inc.	49,400	1,643,538

		72,541,535

Computers & Peripherals (9.2%)
Apple Computer, Inc.*	34,240	1,260,374
EMC Corp.*	922,275	12,644,390
Hewlett-Packard Co.	533,900	12,551,989
NCR Corp.*	129,670	4,554,011
SanDisk Corp.*^	467,275	11,088,436
Telvent GIT S.A.*^	47,800	492,340

		42,591,540

Electronic Equipment & Instruments (4.1%)
Agilent Technologies, Inc.*	232,285	5,347,201
Flextronics International Ltd.*	310,120	4,096,685
Hon Hai Precision Industry Co., Ltd.	970,000	5,047,050
Jabil Circuit, Inc.*	147,100	4,520,383

		19,011,319

Internet Software & Services (9.5%)
Google, Inc., Class A*	50,120	14,742,798
McAfee, Inc.*	3,050	79,849
Netease.com (ADR)*^	4,040	230,724
Softbank Corp.	1,770	69,484
Tencent Holdings Ltd.*	2,878,000	2,184,426
VeriSign, Inc.*	234,400	6,741,344
Yahoo!, Inc.*	581,350	20,143,778

		44,192,403

IT Services (5.2%)
Accenture Ltd., Class A*	122,500	2,777,075
Automatic Data Processing, Inc.	29,100	1,221,327
BISYS Group, Inc.*	186,500	2,786,310
Cognizant Technology Solutions Corp., Class A*	34,130	1,608,547
DST Systems, Inc.*	82,700	3,870,360
First Data Corp.	166,000	6,663,240
Greenfield Online, Inc.*^	40,790	495,599
Infosys Technologies Ltd. (ADR)^	35,590	2,757,157
Iron Mountain, Inc.*^	59,500	1,845,690

		24,025,305

Semiconductors & Semiconductor Equipment (26.3%)
Altera Corp.*	400,410	7,936,126
Analog Devices, Inc.	125,900	4,697,329
Applied Materials, Inc.	331,732	5,367,424
ASML Holding N.V. (N.Y. Shares)*	309,150	4,841,289
Broadcom Corp., Class A*	109,260	3,879,823
Chartered Semiconductor Manufacturing Ltd.*	3,802,000	2,996,894
Chartered Semiconductor Manufacturing Ltd.*(ADR)	14,200	109,198
Cypress Semiconductor Corp.*^	199,600	2,512,964
Fairchild Semiconductor International, Inc., Class A*	350,300	5,166,925
Intel Corp.	260,255	6,782,245
International Rectifier Corp.*^	32,880	1,569,034
Lam Research Corp.*	220,000	6,366,800

AXA PREMIER VIP TRUST

AXA PREMIER VIP TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
Marvell Technology Group Ltd.*	129,110	$4,911,344
Maxim Integrated Products, Inc.	101,300	3,870,673
Microchip Technology, Inc.	52,600	1,558,012
National Semiconductor Corp.	172,500	3,800,175
ON Semiconductor Corp.*^	522,000	2,401,200
Samsung Electronics Co., Ltd.	9,661	4,617,837
Samsung Electronics Co., Ltd §	2,530	1,209,308
Samsung Electronics Co., Ltd. (GDR) §	39,005	9,321,949
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	1,468,906	13,396,423
Teradyne, Inc.*	146,225	1,750,313
Tessera Technologies, Inc.*^	34,270	1,144,961
Texas Instruments, Inc.	549,105	15,413,377
Xilinx, Inc.	232,670	5,933,085

		121,554,708

Software (15.8%)
Adobe Systems, Inc.	187,710	5,372,260
Amdocs Ltd.*	234,405	6,195,324
Autodesk, Inc.	131,030	4,503,501
Business Objects S.A. (ADR)*^	228,565	6,011,259
Electronic Arts, Inc.*	110,000	6,227,100
Intuit, Inc.*	50,890	2,295,648
Macromedia, Inc.*	1,480	56,566
Microsoft Corp.	605,920	15,051,053
NAVTEQ Corp.*	24,790	921,692
Nintendo Co., Ltd.	690	72,232
Oracle Corp.*	467,480	6,170,736
Red Hat, Inc.*^	525,150	6,879,465
Salesforce.com, Inc.*^	94,800	1,941,504
SAP AG (ADR)	158,530	6,864,349
Serena Software, Inc.*^	32,100	619,530
Symantec Corp.*	91,620	1,991,819
TomTom*	84,487	1,855,434
Trend Micro, Inc.	500	17,823

		73,047,295

Total Information Technology		396,964,105

Telecommunication Services (1.1%)
Diversified Telecommunication Services (0.1%)
NeuStar, Inc. Class A*	26,800	686,080

Wireless Telecommunication Services (1.0%)
Nextel Partners, Inc., Class A*	174,500	4,392,165

Total Telecommunication Services		5,078,245

Total Common Stocks (95.4%) (Cost $419,640,938)		441,503,718

	Number of Warrants
WARRANTS:
Financials (0.2%)
Capital Markets (0.2%)
Tata Consultancy Services Ltd., $0.0001, expiring 8/10/05†§	32,026	995,767

Total Warrants (0.2%) (Cost $927,726)		995,767

	Number of Shares
SHORT-TERM INVESTMENTS:
Short-Term Fund of Cash Collateral for Securities Loaned (0.1%)
JPMorgan Securities Lending Collateral Investment Fund
3.26%, 7/1/05	641,154	641,154

	Principal Amount
Short-Term Investments of Cash Collateral for Securities Loaned (9.7%)
Banco Bilbao Viz Argentaria
3.11%, 7/15/05	$889,293	$889,293
Banesto S.A. Madrid
3.44%, 9/27/05	905,584	905,584
Capital One Corp.,
Series 02-A2
3.22%, 7/15/05 (l)	724,824	724,824
Citigroup Global Markets, Inc.
3.49%, 7/1/05	1,267,818	1,267,818
Corsair Trust,
Series 1-1013
3.39%, 4/27/07 (l)	996,143	996,143
Depfa Bank Europe PLC
3.17%, 3/11/05	1,086,701	1,086,701
3.17%, 8/5/05	905,584	905,584
Deutsche Bank Securities, Inc.
3.20%, 7/14/05	3,622,336	3,622,336
Greenwich Capital Holdings, Inc.
3.51%, 7/1/05	3,622,336	3,622,336
3.51%, 7/1/05	7,425,790	7,425,790
Hartford Life, Inc.
3.24%, 6/30/06	289,787	289,787
Hewlett-Packard Co.
3.12%, 7/25/05	899,034	899,034
Lehman Brothers, Inc.
3.59%, 9/30/05 (l)	126,782	126,782
Merrill Lynch Securities, Inc.
3.54%, 7/1/05	13,980,885	13,980,885
Monumental Global Funding II
3.07%, 7/1/05 (l)	398,622	398,622
Natexis Banques Populaires Sing
3.18%, 8/5/05	2,716,752	2,716,752
New Center Asset Trust
3.09%, 7/1/05	720,513	720,513
New York Life Insurance Co.
3.22%, 9/30/05	905,584	905,584
Royal Bank of Scotland London
3.14%, 7/5/06 (l)	868,734	868,734
Sun Trust Bank/Atlanta, Georgia
3.27%, 5/17/06 (l)	905,584	905,584
Unicredito Italiano Milan
3.17%, 9/12/05	905,584	905,584
Washington Mutual Bank FA
3.10%, 7/8/05	355,080	355,080

Total Short-Term Investments of Cash Collateral for Securities Loaned		44,519,350

Time Deposit (4.6%)
JPMorgan Chase Nassau
2.70%, 7/1/05	21,464,389	21,464,389

Total Short-Term Investments (14.4%) (Amortized Cost $66,624,893)		66,624,893

AXA PREMIER VIP TRUST

AXA PREMIER VIP TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

June 30, 2005 (Unaudited)

	Number of Contracts	Value (Note 1)
OPTIONS PURCHASED:
Put Options Purchased (0.3%)
Nasdaq-100 Index Tracking Stock
August 2005 @ $37.00*	12,785	$1,086,725
September 2005 @ $36.00*	4,340	282,100
Total Options Purchased (0.3%) (Cost $1,266,263)		1,368,825

Total Investments (110.3%) (Cost/Amortized Cost $488,459,820)		510,493,203
Other Assets Less Liabilities (-10.3%)		(47,663,544)

Net Assets (100%)		$462,829,659

*	Non-income producing

^	All, or a portion of security out on loan (See Note 1).

†	Securities (totalling $995,767 or 0.2% of net assets) valued at fair value.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2005, the market value of these securities amounted to $11,527,024 or 2.5% of net assets. Securities denoted with “§” but without “(b)” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(l)	Floating Rate Security. Rate disclosed is as of June 30, 2005.

Glossary:

ADR – American Depositary Receipt

GDR – Global Depositary Receipt

Options written for the six months ended June 30, 2005 were as follows:

	Total Number of Contracts	Total Premiums Received
Options Outstanding—January 1, 2005	1,342	$535,638
Options Written	—	—
Options Terminated in Closing Purchase Transactions	—	—
Options Expired	(590)	(263,165)
Options Exercised	(752)	(272,473)

Options Outstanding—June 30, 2005	—	$—

Investment security transactions for the six months ended June 30, 2005 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$340,450,838
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$380,001,360

As of June 30, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$26,169,273
Aggregate gross unrealized depreciation	(15,455,606)

Net unrealized appreciation	$10,713,667

Federal income tax cost of investments	$499,779,536

At June 30, 2005, the Portfolio had loaned securities with a total value of $43,712,811. This was secured by collateral of $45,160,504 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

For the six months ended June 30, 2005, the Portfolio incurred approximately $1,120 as brokerage commissions with Bernstein (Sanford C.) & Co., an affiliated broker/dealer.

The Portfolio has a net capital loss carryforward of $237,767,161 of which $61,290,156 expires in the year 2008, $150,823,988 expires in the year 2009 and $25,653,017 expires in the year 2010.

Included in the capital loss carryforward amounts at December 31, 2004 are $237,767,161 of losses acquired from EQ/Technology Portfolio as a result of a tax free reorganization. Certain capital loss carryforwards may be subject to limitations on use pursuant to applicable U.S. Federal Income Tax Law. Therefore, it is possible not all of these capital losses will be available for use.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA CONSERVATIVE ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2005 (Unaudited)
ASSETS
Investments at value:
Affiliated Issuers (Cost $182,659,537)	$183,575,456
Receivable from Separate Accounts for Trust shares sold	235,546
Receivable from investment manager	17,607
Dividends, interest and other receivables	988
Other assets	1,523

Total assets	183,831,120

LIABILITIES
Overdraft payable	1,109,148
Payable to Separate Accounts for Trust shares redeemed	1,856,316
Distribution fees payable - Class B	36,793
Administrative fees payable	25,821
Trustees’ fees payable	249
Accrued expenses	16,453

Total liabilities	3,044,780

NET ASSETS	$180,786,340

Net assets were comprised of:
Paid in capital	$176,771,677
Accumulated undistributed net investment income	1,407,020
Accumulated undistributed net realized gain	1,691,724
Unrealized appreciation on investments	915,919

Net assets	$180,786,340

Class A
Net asset value, offering and redemption price per share, $2,539,799 / 232,918 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.90

Class B
Net asset value, offering and redemption price per share, $178,246,541 / 16,365,904 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.89

STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2005 (Unaudited)
INVESTMENT INCOME
Dividends (All dividend income received from affiliates)	$1,650,672
Interest	6,491

Total income	1,657,163

EXPENSES
Distribution fees - Class B	177,746
Administrative fees	126,508
Investment management fees	72,240
Custodian fees	24,647
Professional fees	8,421
Printing and mailing expenses	5,135
Trustees’ fees	798
Miscellaneous	1,330

Gross expenses	416,825
Less: Waiver of investment management fees	(72,240)
Reimbursement from investment manager	(94,578)

Net expenses	250,007

NET INVESTMENT INCOME	1,407,156

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain on securities	1,728,154
Net change in unrealized appreciation on securities:	(658,251)

NET REALIZED AND UNREALIZED GAIN	1,069,903

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,477,059

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2005 (Unaudited)	Year Ended December 31, 2004
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$1,407,156	$1,668,257
Net realized gain on investments	1,728,154	1,467,960
Net change in unrealized appreciation (depreciation) on investments	(658,251)	1,574,337

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	2,477,059	4,710,554

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class A	—	(54,927)
Class B	—	(2,533,049)

	—	(2,587,976)

Distributions from net realized capital gains
Class A	(6,525)	(1,990)
Class B	(480,919)	(102,411)

	(487,444)	(104,401)

TOTAL DIVIDENDS AND DISTRIBUTIONS	(487,444)	(2,692,377)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [218,697 and 422,099 shares, respectively]	2,346,509	4,491,523
Capital shares issued in reinvestment of dividends and distributions [598 and 5,279 shares, respectively]	6,525	56,917
Capital shares repurchased [(178,035) and (244,577) shares, respectively]	(1,911,895)	(2,650,986)

Total Class A transactions	441,139	1,897,454

Class B
Capital shares sold [9,322,612 and 12,047,086 shares, respectively]	100,027,474	128,189,761
Capital shares issued in reinvestment of dividends and distributions [44,136 and 244,437 shares, respectively]	480,918	2,635,460
Capital shares repurchased [(3,122,061) and (2,742,940) shares, respectively]	(33,580,206)	(29,392,501)

Total Class B transactions	66,928,186	101,432,720

NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	67,369,325	103,330,174

TOTAL INCREASE IN NET ASSETS	69,358,940	105,348,351
NET ASSETS:
Beginning of period	111,427,400	6,079,049

End of period (a)	$180,786,340	$111,427,400

(a) Includes accumulated undistributed (overdistributed) net investment income of	$1,407,020	$(136)

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA CONSERVATIVE-PLUS ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2005 (Unaudited)

ASSETS
Investments at value:
Affiliated Issuers (Cost $339,348,498)	$339,683,298
Unaffiliated Issuers (Amortized Cost $2,074,219)	2,074,219
Receivable from Separate Accounts for Trust shares sold	349,550
Receivable from investment manager	25,399
Dividends, interest and other receivables	2,354
Other assets	2,936

Total assets	342,137,756

LIABILITIES
Overdraft payable	809,869
Payable to Separate Accounts for Trust shares redeemed	290,493
Distribution fees payable - Class B	66,990
Administrative fees payable	44,388
Trustees’ fees payable	45
Accrued expenses	19,272

Total liabilities	1,231,057

NET ASSETS	$340,906,699

Net assets were comprised of:
Paid in capital	$332,779,495
Accumulated undistributed net investment income	2,475,369
Accumulated undistributed net realized gain	5,317,035
Unrealized appreciation on investments	334,800

Net assets	$340,906,699

Class A
Net asset value, offering and redemption price per share, $2,326,976 / 207,456 shares outstanding (unlimited amount authorized: $0.001 par value)	$11.22

Class B
Net asset value, offering and redemption price per share, $338,579,723 / 30,223,179 shares outstanding (unlimited amount authorized: $0.001 par value)	$11.20

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2005 (Unaudited)

INVESTMENT INCOME
Dividends (All dividend income received from affiliates)	$2,931,601
Interest	11,279

Total income	2,942,880

EXPENSES
Distribution fees - Class B	333,151
Administrative fees	219,984
Investment management fees	134,098
Custodian fees	26,619
Printing and mailing expenses	9,623
Professional fees	9,274
Trustees’ fees	1,503
Miscellaneous	2,378

Gross expenses	736,630
Less: Waiver of investment management fees	(134,098)
Reimbursement from investment manager	(135,265)

Net expenses	467,267

NET INVESTMENT INCOME	2,475,613

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain on securities	5,345,307
Net change in unrealized appreciation on securities	(5,635,556)

NET REALIZED AND UNREALIZED LOSS	(290,249)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,185,364

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2005 (Unaudited)	Year Ended December 31, 2004
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$2,475,613	$2,658,488
Net realized gain on investments	5,345,307	3,283,997
Net change in unrealized appreciation (depreciation) on investments	(5,635,556)	5,884,663

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	2,185,364	11,827,148

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class A	—	(33,388)
Class B	—	(4,567,574)

	—	(4,600,962)

Distributions from net realized capital gains
Class A	(8,735)	(842)
Class B	(1,245,965)	(128,468)

	(1,254,700)	(129,310)

TOTAL DIVIDENDS AND DISTRIBUTIONS	(1,254,700)	(4,730,272)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 114,227 and 151,937 shares, respectively ]	1,270,768	1,662,001
Capital shares issued in reinvestment of dividends and distributions [ 778 and 3,059 shares, respectively ]	8,735	34,230
Capital shares repurchased [ (32,518) and (51,117) shares, respectively ]	(361,190)	(560,173)

Total Class A transactions	918,313	1,136,058

Class B
Capital shares sold [12,774,795 and 19,877,211 shares, respectively]	141,555,147	215,775,745
Capital shares issued in reinvestment of dividends and distributions [111,070 and 419,704 shares, respectively]	1,245,965	4,696,042
Capital shares repurchased [(1,815,280) and (2,034,454) shares, respectively]	(20,116,241)	(22,043,116)

Total Class B transactions	122,684,871	198,428,671

NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	123,603,185	199,564,729

TOTAL INCREASE IN NET ASSETS	124,533,848	206,661,605
NET ASSETS:
Beginning of period	216,372,851	9,711,246

End of period (a)	$340,906,699	$216,372,851

(a) Includes accumulated undistributed (overdistributed) net investment income of	$2,475,369	$(244)

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA MODERATE ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2005 (Unaudited)

ASSETS
Investments at value:
Affiliated Issuers (Cost $5,337,564,081)	$5,884,286,582
Unaffiliated Issuers (Amortized Cost $7,573,554)	7,573,554
Cash	554,426
Receivable from Separate Accounts for Trust shares sold	4,432,272
Receivable from investment manager	314,488
Dividends, interest and other receivables	154,996
Other assets	65,383

Total assets	5,897,381,701

LIABILITIES
Payable to Separate Accounts for Trust shares redeemed	2,499,102
Administrative fees payable	743,806
Distribution fees payable - Class B	573,941
Trustees’ fees payable	148,085
Accrued expenses	199,203

Total liabilities	4,164,137

NET ASSETS	$5,893,217,564

Net assets were comprised of:
Paid in capital	$5,997,029,658
Accumulated undistributed net investment income	42,998,209
Accumulated net realized loss	(693,547,272)
Unrealized appreciation on investments	546,736,969

Net assets	$5,893,217,564

Class A
Net asset value, offering and redemption price per share, $3,046,735,513 / 195,931,094 shares outstanding (unlimited amount authorized: $0.001 par value)	$15.55

Class B
Net asset value, offering and redemption price per share, $2,846,482,051 / 184,302,990 shares outstanding (unlimited amount authorized: $0.001 par value)	$15.44

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2005 (Unaudited)

INVESTMENT INCOME
Dividends (Including dividend income of $49,064,412 from affiliates)	$49,066,431
Interest	42,775

Total income	49,109,206

EXPENSES
Administrative fees	4,201,999
Distribution fees - Class B	3,136,426
Investment management fees	2,768,680
Printing and mailing expenses	206,891
Professional fees	45,471
Trustees’ fees	35,119
Custodian fees	27,798
Miscellaneous	62,138

Gross expenses	10,484,522
Less: Waiver of investment management fees	(2,768,680)
Reimbursement from investment manager	(1,810,505)

Net expenses	5,905,337

NET INVESTMENT INCOME	43,203,869

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain on securities	1,096,589

Change in unrealized depreciation on:
Securities	(27,122,414)
Foreign currency translations	(17,940)

Net change in unrealized appreciation	(27,140,354)

NET REALIZED AND UNREALIZED LOSS	(26,043,765)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$17,160,104

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2005 (Unaudited)	Year Ended December 31, 2004
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$43,203,869	$75,521,313
Net realized gain on investments	1,096,589	112,313,480
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(27,140,354)	248,690,506

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	17,160,104	436,525,299

DIVIDENDS:
Dividends from net investment income
Class A	(11,777)	(86,033,953)
Class B	(10,936)	(57,416,359)

TOTAL DIVIDENDS	(22,713)	(143,450,312)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 3,271,415 and 5,242,079 shares, respectively ]	49,961,697	78,493,329
Capital shares issued in reinvestment of dividends [ 757 and 5,566,360 shares, respectively ]	11,777	86,033,953
Capital shares repurchased [ (11,048,849) and (21,793,525) shares, respectively ]	(168,639,247)	(325,705,419)

Total Class A transactions	(118,665,773)	(161,178,137)

Class B
Capital shares sold [ 39,269,575 and 71,918,114 shares, respectively ]	595,609,632	1,066,438,464
Capital shares issued in reinvestment of dividends [ 707 and 3,735,336 shares, respectively ]	10,936	57,416,359
Capital shares repurchased [ (6,752,910) and (10,563,773) shares, respectively ]	(102,495,742)	(156,787,986)

Total Class B transactions	493,124,826	967,066,837

NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	374,459,053	805,888,700

TOTAL INCREASE IN NET ASSETS	391,596,444	1,098,963,687
NET ASSETS:
Beginning of period	5,501,621,120	4,402,657,433

End of period (a)	$5,893,217,564	$5,501,621,120

(a) Includes accumulated undistributed (overdistributed) net investment income of	$42,998,209	$(182,947)

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA MODERATE-PLUS ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2005 (Unaudited)

ASSETS
Investments at value:
Affiliated Issuers (Cost $1,770,477,394)	$1,804,762,203
Unaffiliated Issuers (Amortized Cost $13,313,789)	13,313,789
Receivable from Separate Accounts for Trust shares sold	8,392,215
Receivable from investment manager	98,134
Dividends, interest and other receivables	14,952
Other assets	14,026

Total assets	1,826,595,319

LIABILITIES
Overdraft payable	4,788,212
Distribution fees payable - Class B	352,070
Administrative fees payable	222,578
Payable to Separate Accounts for Trust shares redeemed	12,312
Trustees’ fees payable	200
Accrued expenses	39,924

Total liabilities	5,415,296

NET ASSETS	$1,821,180,023

Net assets were comprised of:
Paid in capital	$1,769,946,176
Accumulated undistributed net investment income	16,957,484
Accumulated net realized loss	(8,446)
Unrealized appreciation on investments	34,284,809

Net assets	$1,821,180,023

Class A
Net asset value, offering and redemption price per share, $23,312,857 / 1,929,409 shares outstanding (unlimited amount authorized: $0.001 par value)	$12.08

Class B
Net asset value, offering and redemption price per share, $1,797,867,166 / 148,973,906 shares outstanding (unlimited amount authorized: $0.001 par value)	$12.07

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2005 (Unaudited)

INVESTMENT INCOME
Dividends (All dividend income received from affiliates)	$19,242,750
Interest	71,110

Total income	19,313,860

EXPENSES
Distribution fees - Class B	1,676,224
Administrative fees	1,043,632
Investment management fees	679,244
Printing and mailing expenses	48,077
Custodian fees	31,319
Professional fees	16,816
Trustees’ fees	7,402
Miscellaneous	10,446

Gross expenses	3,513,160
Less: Waiver of investment management fees	(679,244)
Reimbursement from investment manager	(478,485)

Net expenses	2,355,431

NET INVESTMENT INCOME	16,958,429

UNREALIZED LOSS
Net change in unrealized appreciation on securities	(18,802,089)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(1,843,660)

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2005 (Unaudited)	Year Ended December 31, 2004
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$16,958,429	$7,856,007
Net realized gain on investments	—	18,868,543
Net change in unrealized appreciation (depreciation) on investments	(18,802,089)	52,294,948

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(1,843,660)	79,019,498

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class A	—	(259,766)
Class B	—	(17,317,128)

	—	(17,576,894)

Distributions from net realized capital gains
Class A	(112,960)	(3,070)
Class B	(8,836,731)	(224,899)

	(8,949,691)	(227,969)

TOTAL DIVIDENDS AND DISTRIBUTIONS	(8,949,691)	(17,804,863)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 923,055 and 1,080,990 shares, respectively ]	11,088,296	12,482,142
Capital shares issued in reinvestment of dividends and distributions [ 9,322 and 21,599 shares, respectively ]	112,960	262,836
Capital shares repurchased [ (79,946) and (131,117) shares, respectively ]	(962,501)	(1,488,202)

Total Class A transactions	10,238,755	11,256,776

Class B
Capital shares sold [ 67,882,890 and 79,484,096 shares, respectively ]	814,720,568	914,985,919
Capital shares issued in reinvestment of dividends and distributions [ 730,116 and 1,441,389 shares, respectively ]	8,836,731	17,542,027
Capital shares repurchased [ (1,562,963) and (1,541,711) shares, respectively ]	(18,710,609)	(17,673,332)

Total Class B transactions	804,846,690	914,854,614

NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	815,085,445	926,111,390

TOTAL INCREASE IN NET ASSETS	804,292,094	987,326,025
NET ASSETS:
Beginning of period	1,016,887,929	29,561,904

End of period (a)	$1,821,180,023	$1,016,887,929

(a) Includes accumulated undistributed (overdistributed) net investment income of	$16,957,484	$(945)

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA AGGRESSIVE ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2005 (Unaudited)

ASSETS
Investments at value:
Affiliated Issuers (Cost $377,166,230)	$383,472,750
Unaffiliated Issuers (Cost $1,267,465)	1,267,465
Receivable from Separate Accounts for Trust shares sold	1,771,037
Receivable from investment manager	27,896
Dividends, interest and other receivables	2,860
Other assets	3,359

Total assets	386,545,367

LIABILITIES
Overdraft payable	240,018
Distribution fees payable	73,903
Administrative fees payable	49,886
Payable to Separate Accounts for Trust shares redeemed	11,849
Trustees’ fees payable	122
Accrued expenses	17,164

Total liabilities	392,942

NET ASSETS	$386,152,425

Net assets were comprised of:
Paid in capital	$371,667,266
Accumulated undistributed net investment income	3,246,674
Accumulated undistributed net realized gain	4,931,965
Unrealized appreciation on investments	6,306,520

Net assets	$386,152,425

Class A
Net asset value, offering and redemption price per share, $12,279,888 / 1,006,866 shares outstanding (unlimited amount authorized: $0.001 par value)	$12.20

Class B
Net asset value, offering and redemption price per share, $373,872,537 / 30,694,758 shares outstanding (unlimited amount authorized: $0.001 par value)	$12.18

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2005 (Unaudited)

INVESTMENT INCOME
Dividends (All dividend income received from affiliates)	$3,751,729
Interest	13,189

Total income	3,764,918

EXPENSES
Distribution fees - Class B	366,571
Administrative fees	246,157
Investment management fees	151,421
Custodian fees	28,635
Printing and mailing expenses	10,862
Professional fees	9,510
Trustees’ fees	1,697
Miscellaneous	2,689

Gross expenses	817,542
Less: Waiver of investment management fees	(151,421)
Reimbursement from investment manager	(148,148)

Net expenses	517,973

NET INVESTMENT INCOME	3,246,945

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain on securities	4,946,826
Net change in unrealized appreciation on securities	(10,011,959)

NET REALIZED AND UNREALIZED LOSS	(5,065,133)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(1,818,188)

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2005 (Unaudited)	Year Ended December 31, 2004
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$3,246,945	$723,589
Net realized gain on investments	4,946,826	4,289,958
Net change in unrealized appreciation (depreciation) on investments	(10,011,959)	16,108,460

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(1,818,188)	21,122,007

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class A	—	(78,814)
Class B	—	(2,777,984)

	—	(2,856,798)

Distributions from net realized capital gains
Class A	(64,290)	(3,252)
Class B	(1,976,058)	(133,480)

	(2,040,348)	(136,732)

TOTAL DIVIDENDS AND DISTRIBUTIONS	(2,040,348)	(2,993,530)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 648,633 and 465,927 shares, respectively ]	7,826,465	5,412,549
Capital shares issued in reinvestment of dividends and distributions [ 5,254 and 6,644 shares, respectively]	64,290	82,066
Capital shares repurchased [ (105,748) and (63,112) shares, respectively ]	(1,280,222)	(731,168)

Total Class A transactions	6,610,533	4,763,447

Class B
Capital shares sold [ 12,126,961 and 19,655,662 shares, respectively ]	146,486,953	226,421,878
Capital shares issued in reinvestment of dividends and distributions [ 161,679 and 235,668 shares, respectively ]	1,976,058	2,911,464
Capital shares repurchased [ (1,025,157) and (1,153,180) shares, respectively ]	(12,389,879)	(13,259,764)

Total Class B transactions	136,073,132	216,073,578

NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	142,683,665	220,837,025

TOTAL INCREASE IN NET ASSETS	138,825,129	238,965,502
NET ASSETS:
Beginning of period	247,327,296	8,361,794

End of period (a)	$386,152,425	$247,327,296

(a) Includes accumulated undistributed (overdistributed) net investment income of	$3,246,674	$(271)

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA PREMIER VIP AGGRESSIVE EQUITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2005 (Unaudited)

ASSETS
Investments at value:
(Securities on loan at market value $307,626,731) Unaffiliated issuers (Cost $2,762,105,699)	$2,938,006,282
Affiliated issuers (Cost $14,244,344)	12,095,819
Foreign cash (Cost $90,951)	90,942
Receivable for securities sold	20,525,365
Dividends, interest and other receivables	989,955
Receivable from Separate Accounts for Trust shares sold	211,485
Other assets	31,973

Total assets	2,971,951,821

LIABILITIES
Overdraft payable	885,162
Collateral held for loaned securities	316,115,021
Payable for securities purchased	13,433,923
Payable to Separate Accounts for Trust shares redeemed	2,186,642
Investment management fees payable	1,366,928
Administrative fees payable	367,654
Trustees’ fees payable	86,536
Distribution fees payable - Class B	50,818
Accrued expenses	182,918

Total liabilities	334,675,602

NET ASSETS	$2,637,276,219

Net assets were comprised of:
Paid in capital	$3,418,947,837
Accumulated net investment loss	(314,510)
Accumulated net realized loss	(955,106,931)
Unrealized appreciation on investments	173,749,823

Net assets	$2,637,276,219

Class A
Net asset value, offering and redemption price per share, $2,392,332,634 / 98,246,763 shares outstanding (unlimited amount authorized: $0.001 par value)	$24.35

Class B
Net asset value, offering and redemption price per share, $244,943,585 / 10,198,074 shares outstanding (unlimited amount authorized: $0.001 par value)	$24.02

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2005 (Unaudited)

INVESTMENT INCOME
Dividends	$7,384,597
Interest	763,318
Securities lending (net)	942,629

Total income	9,090,544

EXPENSES
Investment management fees	7,959,312
Administrative fees	2,048,624
Distribution fees - Class B	300,180
Custodian fees	177,366
Printing and mailing expenses	97,482
Professional fees	49,540
Trustees’ fees	16,808
Miscellaneous	31,916

Gross expenses	10,681,228
Less: Fees paid indirectly	(1,370,221)

Net expenses	9,311,007

NET INVESTMENT LOSS	(220,463)

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	184,839,616
Foreign currency transactions	(2,638)

Net realized gain	184,836,978

Change in unrealized appreciation on:
Securities	(277,416,719)
Foreign currency translations	(5,146)

Net change in unrealized appreciation	(277,421,865)

NET REALIZED AND UNREALIZED LOSS	(92,584,887)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(92,805,350)

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2005 (Unaudited)	Year Ended December 31, 2004
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment loss	$(220,463)	$(3,512,287)
Net realized gain on investments and foreign currency transactions	184,836,978	261,885,877
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(277,421,865)	42,620,719

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(92,805,350)	300,994,309

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 7,734,739 and 12,387,235 shares, respectively ]	182,984,317	282,953,198
Capital shares repurchased [ (8,003,153) and (9,289,419) shares, respectively ]	(192,427,531)	(213,330,724)

Total Class A transactions	(9,443,214)	69,622,474

Class B
Capital shares sold [ 997,227 and 2,870,747 shares, respectively ]	23,503,057	65,518,240
Capital shares repurchased [ (1,182,784) and (2,630,384) shares, respectively ]	(27,799,157)	(59,583,674)

Total Class B transactions	(4,296,100)	5,934,566

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(13,739,314)	75,557,040

TOTAL INCREASE (DECREASE) IN NET ASSETS	(106,544,664)	376,551,349
NET ASSETS:
Beginning of period	2,743,820,883	2,367,269,534

End of period (a)	$2,637,276,219	$2,743,820,883

(a) Includes accumulated net investment loss of	$(314,510)	$(94,047)

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA PREMIER VIP CORE BOND PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2005 (Unaudited)

ASSETS
Investments at value (Cost $2,406,137,164) (Securities on loan at market value $511,390,931)	$2,422,717,298
Cash	3,847,305
Foreign Cash (Cost $55)	55
Receivable for forward commitments	265,784,917
Receivable for securities sold	30,523,894
Dividends, interest and other receivables	15,649,763
Receivable from Separate Accounts for Trust shares sold	649,387
Variation margin receivable on futures contracts	120,906
Unrealized appreciation of forward foreign currency contracts	113,431
Other assets	16,064

Total assets	2,739,423,020

LIABILITIES
Payable for forward commitments	470,025,825
Collateral held for loaned securities	140,095,841
Securities sold short (Proceeds received $58,816,276)	58,907,180
Payable for securities purchased	43,177,055
Payable to Separate Accounts for Trust shares redeemed	4,874,019
Investment management fees payable	878,381
Options written, at value (Premiums received $826,390)	597,891
Administrative fees payable	271,563
Variation margin payable on futures contracts	199,456
Distribution fees payable - Class B	166,861
Unrealized depreciation of forward foreign currency contracts	2,379
Trustees’ fees payable	234
Accrued expenses	133,331

Total liabilities	719,330,016

NET ASSETS	$2,020,093,004

Net assets were comprised of:
Paid in capital	$2,001,713,531
Accumulated overdistributed net investment income	(279,357)
Accumulated undistributed net realized gain	2,242,089
Unrealized appreciation on investments	16,416,741

Net assets	$2,020,093,004

Class A
Net asset value, offering and redemption price per share, $1,207,831,758 / 115,320,465 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.47

Class B
Net asset value, offering and redemption price per share, $812,261,246 / 77,612,756 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.47

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2005 (Unaudited)

INVESTMENT INCOME
Interest	$36,399,245
Securities lending (net)	232,958

Total income	36,632,203

EXPENSES
Investment management fees	5,615,271
Administrative fees	1,479,097
Distribution fees - Class B	990,404
Custodian fees	164,048
Printing and mailing expenses	69,923
Professional fees	31,311
Trustees’ fees	11,199
Miscellaneous	19,833

Gross expenses	8,381,086
Less: Waiver of investment management fees	(764,666)

Net expenses	7,616,420

NET INVESTMENT INCOME	29,015,783

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain on:
Securities	2,427,978
Options written	932,695
Futures	3,733,976
Foreign currency transactions	655,097

Net realized gain	7,749,746

Change in unrealized appreciation (depreciation) on:
Securities	4,759,094
Securities sold short	(73,168)
Options written	7,772
Options purchased	(38,820)
Futures	(1,448,435)
Foreign currency translations	1,382,587

Net change in unrealized appreciation	4,589,030

NET REALIZED AND UNREALIZED GAIN	12,338,776

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$41,354,559

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2005 (Unaudited)	Year Ended December 31, 2004
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$29,015,783	$31,291,964
Net realized gain on investments and foreign currency transactions	7,749,746	22,341,224
Net change in unrealized appreciation on investments and foreign currency translations	4,589,030	2,964,744

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	41,354,559	56,597,932

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class A	(18,660,243)	(16,968,827)
Class B	(12,416,813)	(16,495,511)

	(31,077,056)	(33,464,338)

Distributions from net realized capital gains
Class A	—	(12,739,835)
Class B	—	(11,146,600)

	—	(23,886,435)

TOTAL DIVIDENDS AND DISTRIBUTIONS	(31,077,056)	(57,350,773)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 28,534,029 and 48,261,586 shares, respectively ]	296,441,927	504,628,471
Capital shares issued in reinvestment of dividends and distributions [ 1,797,148 and 2,845,764 shares, respectively ]	18,660,243	29,708,662
Capital shares repurchased [ (5,578,253) and (1,940,367) shares, respectively ]	(58,110,794)	(20,356,140)

Total Class IA transactions	256,991,376	513,980,993

Class B
Capital shares sold [ 8,911,155 and 21,688,113 shares, respectively ]	92,583,868	226,916,518
Capital shares issued in reinvestment of dividends and distributions [ 1,196,671 and 2,649,707 shares, respectively ]	12,416,813	27,642,111
Capital shares repurchased [ (7,552,215) and (13,276,377) shares, respectively ]	(78,483,575)	(138,689,186)

Total Class IB transactions	26,517,106	115,869,443

NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	283,508,482	629,850,436

TOTAL INCREASE IN NET ASSETS	293,785,985	629,097,595
NET ASSETS:
Beginning of year	1,726,307,019	1,097,209,424

End of year (a)	$2,020,093,004	$1,726,307,019

(a) Includes accumulated undistributed (overdistributed) net investment income of	$(279,357)	$1,781,916

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA PREMIER VIP HEALTH CARE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2005 (Unaudited)

ASSETS
Investments at value (Cost $313,283,762) (Securities on loan at market value $34,375,827)	$328,532,021
Foreign cash (Cost $87,287)	86,998
Receivable for securities sold	5,411,669
Dividends, interest and other receivables	223,865
Receivable from Separate Accounts for Trust shares sold	105,641
Other assets	3,594

Total assets	334,363,788

LIABILITIES
Overdraft payable	2,221
Collateral held for loaned securities	35,191,400
Payable for securities purchased	5,172,491
Investment management fees payable	286,862
Payable to Separate Accounts for Trust shares redeemed	256,400
Distribution fees payable - Class B	57,242
Administrative fees payable	49,062
Trustees’ fees payable	33
Accrued expenses	30,536

Total liabilities	41,046,247

NET ASSETS	$293,317,541

Net assets were comprised of:
Paid in capital	$275,339,921
Accumulated net investment loss	(655,011)
Accumulated undistributed net realized gain	3,389,907
Unrealized appreciation on investments	15,242,724

Net assets	$293,317,541

Class A
Net asset value, offering and redemption price per share, $12,338,969 / 1,196,221 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.31

Class B
Net asset value, offering and redemption price per share, $280,978,572 / 27,495,232 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.22

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2005 (Unaudited)

INVESTMENT INCOME
Dividends (net of $73,225 foreign withholding tax)	$1,588,001
Interest	137,058
Securities lending (net)	28,412

Total income	1,753,471

EXPENSES
Investment management fees	1,664,052
Distribution fees - Class B	332,718
Administrative fees	279,024
Recoupment fees	68,886
Custodian fees	45,013
Professional fees	19,807
Printing and mailing expenses	10,424
Trustees’ fees	1,692
Miscellaneous	3,865

Gross expenses	2,425,481
Less: Fees paid indirectly	(35,729)

Net expenses	2,389,752

NET INVESTMENT LOSS	(636,281)

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	6,995,193
Foreign currency transactions	(50,069)

Net realized gain	6,945,124

Change in unrealized appreciation (depreciation) on:
Securities	(11,643,893)
Foreign currency translations	(10,302)

Net change in unrealized appreciation	(11,654,195)

NET REALIZED AND UNREALIZED LOSS	(4,709,071)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(5,345,352)

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2005 (Unaudited)	Year Ended December 31, 2004
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment loss	$(636,281)	$(1,840,514)
Net realized gain on investments and foreign currency transactions	6,945,124	20,970,958
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(11,654,195)	8,321,240

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(5,345,352)	27,451,684

DISTRIBUTIONS:
Distributions from net realized capital gains
Class A	(308,667)	(608,701)
Class B	(7,066,939)	(15,755,908)

TOTAL DISTRIBUTIONS	(7,375,606)	(16,364,609)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 263,047 and 694,512 shares, respectively ]	2,733,090	7,319,089
Capital shares issued in reinvestment of distributions [ 29,938 and 57,821 shares, respectively ]	308,667	608,701
Capital shares repurchased [ (78,659) and (394,621) shares, respectively ]	(816,241)	(4,130,996)

Total Class A transactions	2,225,516	3,796,794

Class B
Capital shares sold [ 4,104,986 and 12,536,546 shares, respectively ]	42,268,550	131,612,439
Capital shares issued in reinvestment of distributions [ 691,829 and 1,507,686 shares, respectively ]	7,066,939	15,755,908
Capital shares repurchased [ (2,590,569) and (5,223,805) shares, respectively ]	(26,680,895)	(54,886,169)

Total Class B transactions	22,654,594	92,482,178

NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	24,880,110	96,278,972

TOTAL INCREASE IN NET ASSETS	12,159,152	107,366,047
NET ASSETS:
Beginning of period	281,158,389	173,792,342

End of period (a)	$293,317,541	$281,158,389

(a) Includes accumulated net investment loss of	$(655,011)	$(18,730)

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA PREMIER VIP HIGH YIELD PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2005 (Unaudited)

ASSETS
Investments at value (Cost $2,018,619,306)	$2,049,293,199
Cash	664,027
Receivable for securities sold	67,381,060
Dividends, interest and other receivables	38,867,193
Receivable from Separate Accounts for Trust shares sold	1,410,526
Unrealized appreciation of forward foreign currency contracts	10,732
Other assets	74,025

Total assets	2,157,700,762

LIABILITIES
Overdraft payable of foreign cash (Cost $294,311)	294,969
Payable for securities purchased	88,163,116
Payable to Separate Accounts for Trust shares redeemed	1,112,356
Investment management fees payable	980,363
Options written, at value (Premiums received $468,698)	317,719
Administrative fees payable	265,385
Distribution fees payable - Class B	213,295
Trustees’ fees payable	12,380
Variation margin payable on futures contracts	5,675
Unrealized depreciation of forward foreign currency contracts	3,053
Accrued expenses	91,155

Total liabilities	91,459,466

NET ASSETS	$2,066,241,296

Net assets were comprised of:
Paid in capital	$2,289,143,720
Accumulated undistributed net investment income	67,280,548
Accumulated undistributed net realized loss	(321,031,162)
Unrealized appreciation on investments	30,848,190

Net assets	$2,066,241,296

Class A
Net asset value, offering and redemption price per share, $1,022,103,807 / 175,595,225 shares outstanding (unlimited amount authorized: $0.001 par value)	$5.82

Class B
Net asset value, offering and redemption price per share, $1,044,137,489 / 180,693,600 shares outstanding (unlimited amount authorized: $0.001 par value)	$5.78

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2005 (Unaudited)

INVESTMENT INCOME
Interest (net of $1,956 foreign withholding tax)	$77,473,242
Dividends	360,300

Total income	77,833,542

EXPENSES
Investment management fees	5,796,261
Administrative fees	1,568,290
Distribution fees - Class B	1,278,869
Printing and mailing expenses	75,378
Custodian fees	63,457
Professional fees	39,417
Trustees’ fees	12,395
Miscellaneous	23,370

Total expenses	8,857,437

NET INVESTMENT INCOME	68,976,105

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	7,698,236
Options written	384,987
Futures	(879,832)
Foreign currency transactions	2,277,078

Net realized gain	9,480,469

Change in unrealized appreciation (depreciation) on:
Securities	(52,565,049)
Options written	28,899
Futures	276,656
Foreign currency translations	353,703

Net change in unrealized appreciation	(51,905,791)

NET REALIZED AND UNREALIZED LOSS	(42,425,322)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$26,550,783

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2005 (Unaudited)	Year Ended December 31, 2004
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$68,976,105	$123,447,651
Net realized gain on investments and foreign currency transactions	9,480,469	22,978,720
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(51,905,791)	6,522,036

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	26,550,783	152,948,407

DIVIDENDS:
Dividends from net investment income
Class A	(385,956)	(60,875,365)
Class B	(396,461)	(61,649,986)

TOTAL DIVIDENDS	(782,417)	(122,525,351)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 26,252,743 and 64,506,981 shares, respectively ]	150,657,280	374,962,842
Capital shares issued in reinvestment of dividends [ 66,533 and 10,630,928 shares, respectively ]	385,956	60,875,365
Capital shares repurchased [ (20,269,552) and (44,840,963) shares, respectively ]	(116,566,784)	(259,468,874)

Total Class A transactions	34,476,452	176,369,333

Class B
Capital shares sold [ 21,009,802 and 52,115,918 shares, respectively ]	119,778,455	298,194,075
Capital shares issued in reinvestment of dividends [ 68,840 and 10,830,776 shares, respectively ]	396,461	61,649,986
Capital shares repurchased [ (20,676,633) and (29,774,350) shares, respectively ]	(117,836,323)	(170,097,325)

Total Class B transactions	2,338,593	189,746,736

NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	36,815,045	366,116,069

TOTAL INCREASE IN NET ASSETS	62,583,411	396,539,125
NET ASSETS:
Beginning of period	2,003,657,885	1,607,118,760

End of period (a)	$2,066,241,296	$2,003,657,885

(a) Includes accumulated undistributed (overdistributed) net investment income of	$67,280,548	$(913,140)

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA PREMIER VIP INTERNATIONAL EQUITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2005 (Unaudited)

ASSETS
Investments at value (Cost $793,558,319) (Securities on loan at market value $98,692,083)	$842,514,994
Cash	7,182,458
Foreign cash (Cost $5,783,817)	5,704,961
Receivable for securities sold	5,500,370
Dividends, interest and other receivables	1,205,833
Receivable from Separate Accounts for Trust shares sold	526,431
Variation margin receivable on futures contracts	21,792
Other assets	145,815

Total assets	862,802,654

LIABILITIES
Collateral held for loaned securities	103,690,707
Payable for securities purchased	3,482,948
Investment management fees payable	646,729
Payable to Separate Accounts for Trust shares redeemed	540,392
Administrative fees payable	107,137
Distribution fees payable - Class B	73,328
Trustees’ fees payable	146
Accrued expenses	58,074

Total liabilities	108,599,461

NET ASSETS	$754,203,193

Net assets were comprised of:
Paid in capital	$696,272,509
Accumulated undistributed net investment income	3,242,117
Accumulated undistributed net realized gain	5,775,885
Unrealized appreciation on investments	48,912,682

Net assets	$754,203,193

Class A
Net asset value, offering and redemption price per share, $395,390,077 / 33,783,723 shares outstanding (unlimited amount authorized: $0.001 par value)	$11.70

Class B
Net asset value, offering and redemption price per share, $358,813,116 / 30,749,961 shares outstanding (unlimited amount authorized: $0.001 par value)	$11.67

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2005 (Unaudited)

INVESTMENT INCOME
Dividends (net of $1,132,311 foreign withholding tax)	$9,709,723
Interest	210,600
Securities lending (net)	184,969

Total income	10,105,292

EXPENSES
Investment management fees	3,461,794
Administrative fees	567,667
Distribution fees - Class B	431,930
Custodian fees	242,483
Recoupment fees	75,118
Printing and mailing expenses	24,270
Professional fees	22,488
Trustees’ fees	3,815
Miscellaneous	6,978

Gross expenses	4,836,543
Less: Fees paid indirectly	(212,149)

Net expenses	4,624,394

NET INVESTMENT INCOME	5,480,898

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	6,597,544
Futures	210,769
Foreign currency transactions	(209,715)

Net realized gain	6,598,598

Change in unrealized appreciation (depreciation) on:
Securities	(21,704,845)
Futures	42,330
Foreign currency translations	(203,699)

Net change in unrealized appreciation	(21,866,214)

NET REALIZED AND UNREALIZED LOSS	(15,267,616)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(9,786,718)

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2005 (Unaudited)	Year Ended December 31, 2004
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$5,480,898	$2,033,130
Net realized gain on investments and foreign currency transactions	6,598,598	27,243,153
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(21,866,214)	42,368,434

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(9,786,718)	71,644,717

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class A	(128,958)	(1,991,568)
Class B	(117,306)	(2,226,889)

	(246,264)	(4,218,457)

Distributions from net realized capital gains
Class A	(7,853,180)	(4,614,868)
Class B	(7,143,645)	(6,724,428)

	(14,996,825)	(11,339,296)

TOTAL DIVIDENDS AND DISTRIBUTIONS	(15,243,089)	(15,557,753)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [13,593,554 and 17,986,446 shares, respectively]	162,394,166	200,704,998
Capital shares issued in reinvestment of dividends and distributions [680,219 and 561,628 shares, respectively]	7,982,138	6,606,436
Capital shares repurchased [(170,467) and (377,354) shares, respectively]	(2,031,513)	(4,205,387)

Total Class A transactions	168,344,791	203,106,047

Class B
Capital shares sold [6,910,673 and 17,209,642 shares, respectively]	82,293,884	190,545,953
Capital shares issued in reinvestment of dividends and distributions [620,578 and 763,095 shares, respectively]	7,260,951	8,951,317
Capital shares repurchased [(4,535,612) and (5,992,199) shares, respectively]	(53,926,821)	(66,347,540)

Total Class B transactions	35,628,014	133,149,730

NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	203,972,805	336,255,777

TOTAL INCREASE IN NET ASSETS	178,942,998	392,342,741
NET ASSETS:
Beginning of period	575,260,195	182,917,454

End of period (a)	$754,203,193	$575,260,195

(a) Includes accumulated undistributed (overdistributed) net investment income of	$3,242,117	$(1,992,517)

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA PREMIER VIP LARGE CAP CORE EQUITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2005 (Unaudited)

ASSETS
Investments at value (Cost $180,911,669) (Securities on loan at market value $15,326,792)	$200,456,118
Foreign cash (Cost $84)	79
Receivable for securities sold	1,086,161
Receivable from Separate Accounts for Trust shares sold	500,763
Dividends, interest and other receivables	214,094
Other assets	2,315

Total assets	202,259,530

LIABILITIES
Collateral held for loaned securities	15,753,169
Payable for securities purchased	2,080,174
Investment management fees payable	123,442
Payable to Separate Accounts for Trust shares redeemed	54,526
Distribution fees payable - Class B	36,600
Administrative fees payable	35,732
Trustees’ fees payable	189
Accrued expenses	36,518

Total liabilities	18,120,350

NET ASSETS	$184,139,180

Net assets were comprised of:
Paid in capital	$159,900,546
Accumulated undistributed net investment income	228,017
Accumulated undistributed net realized gain	4,466,173
Unrealized appreciation on investments	19,544,444

Net assets	$184,139,180

Class A
Net asset value, offering and redemption price per share, $7,204,778 / 696,315 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.35

Class B
Net asset value, offering and redemption price per share, $176,934,402 / 17,116,900 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.34

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2005 (Unaudited)

INVESTMENT INCOME
Dividends (net of $2,848 foreign withholding tax)	$1,335,066
Interest	70,805
Securities lending (net)	14,799

Total income	1,420,670

EXPENSES
Investment management fees	802,088
Distribution fees - Class B	214,230
Administrative fees	204,125
Custodian fees	26,842
Professional fees	19,137
Printing and mailing expenses	6,680
Trustees’ fees	1,090
Miscellaneous	2,781

Gross expenses	1,276,973
Less: Waiver of investment management fees	(82,848)
Fees paid indirectly	(16,844)

Net expenses	1,177,281

NET INVESTMENT INCOME	243,389

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	5,254,163
Foreign currency transactions	(10,661)

Net realized gain	5,243,502

Change in unrealized depreciation on:
Securities	(5,123,361)
Foreign currency translations	(26)

Net change in unrealized appreciation	(5,123,387)

NET REALIZED AND UNREALIZED GAIN	120,115

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$363,504

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2005 (Unaudited)	Year Ended December 31, 2004
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$243,389	$936,291
Net realized gain on investments and foreign currency transactions	5,243,502	8,370,161
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(5,123,387)	6,208,506

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	363,504	15,514,958

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class A	—	(80,796)
Class B	—	(1,622,834)

	—	(1,703,630)

Distributions from net realized capital gains
Class A	(35,933)	(230,107)
Class B	(896,483)	(5,859,032)

	(932,416)	(6,089,139)

TOTAL DIVIDENDS AND DISTRIBUTIONS	(932,416)	(7,792,769)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 102,106 and 317,267 shares, respectively ]	1,042,123	3,208,732
Capital shares issued in reinvestment of dividends and distributions [ 3,443 and 30,448 shares, respectively]	35,933	310,903
Capital shares repurchased [ (77,431) and (190,027) shares, respectively ]	(786,059)	(1,927,485)

Total Class A transactions	291,997	1,592,150

Class B
Capital shares sold [ 1,733,312 and 4,595,107 shares, respectively ]	17,656,620	46,250,385
Capital shares issued in reinvestment of dividends and distributions [85,985 and 732,478 shares, respectively ]	896,483	7,481,866
Capital shares repurchased [ (1,459,582) and (2,335,590) shares, respectively ]	(14,943,784)	(23,466,967)

Total Class B transactions	3,609,319	30,265,284

NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	3,901,316	31,857,434

TOTAL INCREASE IN NET ASSETS	3,332,404	39,579,623
NET ASSETS:
Beginning of period	180,806,776	141,227,153

End of period (a)	$184,139,180	$180,806,776

(a) Includes accumulated undistributed (overdistributed) net investment income of	$228,017	$(15,372)

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA PREMIER VIP LARGE CAP GROWTH PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2005 (Unaudited)

ASSETS
Investments at value (Cost $338,692,476) (Securities on loan at market value $28,689,185)	$392,536,917
Receivable for securities sold	538,292
Dividends, interest and other receivables	139,788
Receivable from Separate Accounts for Trust shares sold	130,520
Other assets	4,398

Total assets	393,349,915

LIABILITIES
Collateral held for loaned securities	29,399,722
Payable for securities purchased	1,904,025
Payable to Separate Accounts for Trust shares redeemed	785,644
Investment management fees payable	262,200
Distribution fees payable - Class B	71,752
Administrative fees payable	58,940
Trustees’ fees payable	123
Accrued expenses	56,689

Total Liabilities	32,539,095

NET ASSETS	$360,810,820

Net assets were comprised of:
Paid in capital	$317,335,307
Accumulated net investment loss	(1,138,477)
Accumulated net realized loss	(9,230,451)
Unrealized appreciation on investments	53,844,441

Net assets	$360,810,820

Class A
Net asset value, offering and redemption price per share, $14,969,888 / 1,596,313 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.38

Class B
Net asset value, offering and redemption price per share, $345,840,932 / 37,197,579 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.30

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2005 (Unaudited)

INVESTMENT INCOME
Dividends (net of $4,249 foreign withholding tax)	$1,041,124
Interest	90,385
Securities lending (net)	19,387

Total income	1,150,896

EXPENSES
Investment management fees	1,546,110
Distribution fees - Class B	413,426
Administrative fees	329,068
Custodian fees	33,097
Professional fees	20,216
Printing and mailing expenses	12,840
Trustees’ fees	2,101
Miscellaneous	4,771

Gross expenses	2,361,629
Less: Waiver of investment management fees	(59,511)
Fees paid indirectly	(29,912)

Net expenses	2,272,206

NET INVESTMENT LOSS	(1,121,310)

REALIZED AND UNREALIZED LOSS
Net realized loss on securities	(966,827)
Net change in unrealized appreciation on securities:	(8,328,744)

NET REALIZED AND UNREALIZED LOSS	(9,295,571)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(10,416,881)

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2005 (Unaudited)	Year Ended December 31, 2004
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment loss	$(1,121,310)	$(1,317,536)
Net realized loss on investments	(966,827)	(2,060,635)
Net change in unrealized appreciation (depreciation) on investments	(8,328,744)	24,496,677

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(10,416,881)	21,118,506

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 516,290 and 690,336 shares, respectively ]	4,725,905	6,264,942
Capital shares repurchased [ (179,928) and (334,940) shares, respectively ]	(1,653,915)	(3,049,640)

Total Class A transactions	3,071,990	3,215,302

Class B
Capital shares sold [ 4,845,635 and 13,338,351 shares, respectively ]	44,040,496	120,746,801
Capital shares repurchased [ (3,500,857) and (5,677,053) shares, respectively ]	(31,687,930)	(50,771,432)

Total Class B transactions	12,352,566	69,975,369

NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	15,424,556	73,190,671

TOTAL INCREASE IN NET ASSETS	5,007,675	94,309,177
NET ASSETS:
Beginning of period	355,803,145	261,493,968

End of period (a)	$360,810,820	$355,803,145

(a) Includes accumulated net investment loss of	$(1,138,477)	$(17,167)

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA PREMIER VIP LARGE CAP VALUE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2005 (Unaudited)

ASSETS
Investments at value (Cost $479,248,179) (Securities on loan at market value $31,333,848)	$517,021,720
Foreign cash (Cost $6,774)	6,546
Receivable for securities sold	2,946,137
Receivable from Separate Accounts for Trust shares sold	1,118,068
Dividends, interest and other receivables	753,511
Other assets	5,297

Total assets	521,851,279

LIABILITIES
Collateral held for loaned securities	31,856,665
Payable for securities purchased	7,667,456
Payable to Separate Accounts for Trust shares redeemed	755,692
Investment management fees payable	346,435
Distribution fees payable - Class B	95,513
Administrative fees payable	73,284
Trustees’ fees payable	130
Accrued expenses	46,802

Total liabilities	40,841,977

NET ASSETS	$481,009,302

Net assets were comprised of:
Paid in capital	$424,024,250
Accumulated undistributed net investment income	2,061,626
Accumulated undistributed net realized gain	17,151,132
Unrealized appreciation on investments	37,772,294

Net assets	$481,009,302

Class A
Net asset value, offering and redemption price per share, $13,404,995 / 1,214,662 shares outstanding (unlimited amount authorized: $0.001 par value)	$11.04

Class B
Net asset value, offering and redemption price per share, $467,604,307 / 42,419,187 shares outstanding (unlimited amount authorized: $0.001 par value)	$11.02

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2005 (Unaudited)

INVESTMENT INCOME
Dividends (net of $8,052 foreign withholding tax)	$4,761,372
Interest	122,551
Securities lending (net)	27,165

Total income	4,911,088

EXPENSES
Investment management fees	1,995,332
Distribution fees - Class B	539,902
Administrative fees	404,489
Custodian fees	38,693
Professional fees	20,929
Printing and mailing expenses	16,424
Trustees’ fees	2,641
Miscellaneous	5,368

Gross expenses	3,023,778
Less: Waiver of investment management fees	(47,308)
Fees paid indirectly	(146,752)

Net expenses	2,829,718

NET INVESTMENT INCOME	2,081,370

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	19,057,116
Foreign currency transactions	(6,482)

Net realized gain	19,050,634

Change in unrealized depreciation on:
Securities	(14,774,902)
Foreign currency translations	(3,201)

Net change in unrealized appreciation	(14,778,103)

NET REALIZED AND UNREALIZED GAIN	4,272,531

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$6,353,901

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2005 (Unaudited)	Year Ended December 31, 2004
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$2,081,370	$4,067,286
Net realized gain on investments and foreign currency transactions	19,050,634	22,894,746
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(14,778,103)	21,434,022

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	6,353,901	48,396,054

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class A	(5,725)	(113,306)
Class B	(203,648)	(3,742,276)

	(209,373)	(3,855,582)

Distributions from net realized capital gains
Class A	(135,775)	(507,644)
Class B	(4,829,358)	(21,460,064)

	(4,965,133)	(21,967,708)

TOTAL DIVIDENDS AND DISTRIBUTIONS	(5,174,506)	(25,823,290)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 479,614 and 692,669 shares, respectively ]	5,303,553	7,369,139
Capital shares issued in reinvestment of dividends and distributions [ 12,733 and 57,697 shares, respectively ]	141,500	620,950
Capital shares repurchased [ (165,744) and (446,000) shares, respectively ]	(1,830,867)	(4,724,010)

Total Class A transactions	3,614,186	3,266,079

Class B
Capital shares sold [ 8,223,907 and 15,347,526 shares, respectively ]	90,759,879	162,686,938
Capital shares issued in reinvestment of dividends and distributions [ 453,380 and 2,342,372 shares, respectively ]	5,033,006	25,202,340
Capital shares repurchased [ (3,261,473) and (5,638,660) shares, respectively ]	(35,960,914)	(59,803,552)

Total Class B transactions	59,831,971	128,085,726

NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	63,446,157	131,351,805

TOTAL INCREASE IN NET ASSETS	64,625,552	153,924,569
NET ASSETS:
Beginning of period	416,383,750	262,459,181

End of period (a)	$481,009,302	$416,383,750

(a) Includes accumulated undistributed net investment income of	$2,061,626	$189,629

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA PREMIER VIP SMALL/MID CAP GROWTH PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2005 (Unaudited)

ASSETS
Investments at value (Cost $993,385,050) (Securities on loan at market value $238,068,112)	$1,093,582,672
Receivable for securities sold	26,105,545
Receivable from Separate Accounts for Trust shares sold	361,260
Dividends, interest and other receivables	154,871
Other assets	10,518

Total assets	1,120,214,866

LIABILITIES
Overdraft payable	4,874,710
Collateral held for loaned securities	243,455,704
Payable for securities purchased	10,293,875
Investment management fees payable	905,589
Payable to Separate Accounts for Trust shares redeemed	386,090
Administrative fees payable	127,465
Distribution fees payable - Class B	93,677
Trustees’ fees payable	156
Accrued expenses	79,925

Total liabilities	260,217,191

NET ASSETS	$859,997,675

Net assets were comprised of:
Paid in capital	$730,694,449
Accumulated net investment loss	(4,461,237)
Accumulated undistributed net realized gain	33,566,841
Unrealized appreciation on investments	100,197,622

Net assets	$859,997,675

Class A
Net asset value, offering and redemption price per share, $400,642,103 / 42,969,602 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.32

Class B
Net asset value, offering and redemption price per share, $459,355,572 / 49,715,207 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.24

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2005 (Unaudited)

INVESTMENT INCOME
Dividends (net of $2,128 foreign withholding tax)	$1,239,972
Interest	245,979
Securities lending (net)	185,825

Total income	1,671,776

EXPENSES
Investment management fees	4,699,762
Administrative fees	715,383
Distribution fees - Class B	555,919
Recoupment fees	183,618
Custodian fees	94,033
Printing and mailing expenses	31,910
Professional fees	23,631
Trustees’ fees	5,192
Miscellaneous	10,410

Gross expenses	6,319,858
Less: Fees paid indirectly	(206,115)

Net expenses	6,113,743

NET INVESTMENT LOSS	(4,441,967)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain on securities	36,762,544
Net change in unrealized appreciation on securities	(47,709,009)

NET REALIZED AND UNREALIZED LOSS	(10,946,465)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(15,388,432)

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2005 (Unaudited)	Year Ended December 31, 2004
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment loss	$(4,441,967)	$(7,136,349)
Net realized gain on investments	36,762,544	14,031,930
Net change in unrealized appreciation (depreciation) on investments	(47,709,009)	82,396,228

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(15,388,432)	89,291,809

DISTRIBUTIONS:
Distributions from net realized capital gains
Class A	(5,630,421)	(5,009,545)
Class B	(5,972,157)	(7,082,304)

TOTAL DISTRIBUTIONS	(11,602,578)	(12,091,849)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [7,694,854 and 13,452,804 shares, respectively]	70,771,721	117,198,880
Capital shares issued in reinvestment of distributions [605,703 and 579,402 shares, respectively]	5,630,421	5,009,545
Capital shares repurchased [(6,438,686) and (591,341) shares, respectively]	(59,891,825)	(5,172,488)

Total Class A transactions	16,510,317	117,035,937

Class B
Capital shares sold [4,308,683 and 16,555,498 shares, respectively]	39,516,222	145,163,854
Capital shares issued in reinvestment of distributions [648,283 and 824,851 shares, respectively]	5,972,157	7,082,304
Capital shares repurchased [(4,333,864) and (6,730,377) shares, respectively]	(39,722,236)	(58,451,176)

Total Class B transactions	5,766,143	93,794,982

NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	22,276,460	210,830,919

TOTAL INCREASE (DECREASE) IN NET ASSETS	(4,714,550)	288,030,879
NET ASSETS:
Beginning of period	864,712,225	576,681,346

End of period (a)	$859,997,675	$864,712,225

(a) Includes accumulated net investment loss of	$(4,461,237)	$(19,270)

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA PREMIER VIP SMALL/MID CAP VALUE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2005 (Unaudited)

ASSETS
Investments at value (Cost $1,527,155,600) (Securities on loan at market value $278,419,461)	$1,683,650,085
Receivable for securities sold	40,425,053
Receivable from Separate Accounts for Trust shares sold	1,738,859
Dividends, interest and other receivables	1,292,346
Other assets	16,430

Total assets	1,727,122,773

LIABILITIES
Overdraft payable	12,604,010
Collateral held for loaned securities	286,004,350
Payable for securities purchased	9,128,053
Investment management fees payable	1,302,994
Payable to Separate Accounts for Trust shares redeemed	620,691
Administrative fees payable	199,166
Distribution fees payable - Class B	101,273
Trustees’ fees payable	191
Accrued expenses	90,264

Total liabilities	310,050,992

NET ASSETS	$1,417,071,781

Net assets were comprised of:
Paid in capital	$1,192,991,223
Accumulated net investment loss	(492,825)
Accumulated undistributed net realized gain	68,078,607
Unrealized appreciation on investments	156,494,776

Net assets	$1,417,071,781

Class A
Net asset value, offering and redemption price per share, $921,433,545 / 80,918,197 shares outstanding (unlimited amount authorized: $0.001 par value)	$11.39

Class B
Net asset value, offering and redemption price per share, $495,638,236 / 43,940,552 shares outstanding (unlimited amount authorized: $0.001 par value)	$11.28

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2005 (Unaudited)

INVESTMENT INCOME
Dividends (net of $38,586 foreign withholding tax)	$8,395,631
Interest	377,890
Securities lending (net)	168,796

Total income	8,942,317

EXPENSES
Investment management fees	7,445,314
Administrative fees	1,105,396
Distribution fees - Class B	604,769
Custodian fees	96,549
Printing and mailing expenses	50,967
Professional fees	27,117
Recoupment fees	17,852
Trustees’ fees	8,250
Miscellaneous	15,614

Gross expenses	9,371,828
Less: Fees paid indirectly	(219,997)

Net expenses	9,151,831

NET INVESTMENT LOSS	(209,514)

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on: Securities	71,403,938
Foreign currency transactions	(4,599)

Net realized gain	71,399,339

Change in unrealized appreciation (depreciation) on:
Securities	(48,436,809)
Foreign currency translations	768

Net change in unrealized appreciation	(48,436,041)

NET REALIZED AND UNREALIZED GAIN	22,963,298

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$22,753,784

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2005 (Unaudited)	Year Ended December 31, 2004
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment loss	$(209,514)	$(169,600)
Net realized gain on investments and foreign currency transactions	71,399,339	90,242,703
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	(48,436,041)	77,085,286

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	22,753,784	167,158,389

DISTRIBUTIONS:
Distributions from net realized capital gains
Class A	(21,650,150)	(42,213,997)
Class B	(11,286,155)	(25,712,465)

TOTAL DISTRIBUTIONS	(32,936,305)	(67,926,462)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [12,094,953 and 18,364,307 shares, respectively]	136,381,987	199,454,883
Capital shares issued in reinvestment of distributions [1,901,482 and 3,756,129 shares, respectively]	21,650,150	42,213,997
Capital shares repurchased [(6,414,493) and (871,030) shares, respectively]	(73,526,685)	(9,476,509)

Total Class A transactions	84,505,452	232,192,371

Class B
Capital shares sold [4,226,576 and 16,689,520 shares, respectively]	47,474,876	180,084,412
Capital shares issued in reinvestment of distributions [1,000,633 and 2,306,616 shares, respectively]	11,286,155	25,712,465
Capital shares repurchased [(5,035,820) and (6,006,216) shares, respectively]	(56,532,140)	(64,997,656)

Total Class B transactions	2,228,891	140,799,221

NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	86,734,343	372,991,592

TOTAL INCREASE IN NET ASSETS	76,551,822	472,223,519
NET ASSETS:
Beginning of period	1,340,519,959	868,296,440

End of period (a)	$1,417,071,781	$1,340,519,959

(a) Includes accumulated net investment loss of	$(492,825)	$(283,311)

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA PREMIER VIP TECHNOLOGY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2005 (Unaudited)

ASSETS
Investments at value (Cost $488,459,820) (Securities on loan at market value $43,712,811)	$510,493,203
Foreign cash (Cost $73,401)	72,788
Receivable for securities sold	4,838,222
Receivable from Separate Accounts for Trust shares sold	955,306
Dividends, interest and other receivables	402,304
Other assets	6,614

Total assets	516,768,437

LIABILITIES
Collateral held for loaned securities	45,160,504
Payable for securities purchased	7,717,882
Investment management fees payable	473,266
Payable to Separate Accounts for Trust shares redeemed	372,631
Distribution fees payable - Class B	93,913
Administrative fees payable	72,752
Trustees’ fees payable	3,288
Accrued expenses	44,542

Total liabilities	53,938,778

NET ASSETS	$462,829,659

Net assets were comprised of:
Paid in capital	$673,361,978
Accumulated net investment loss	(2,217,835)
Accumulated net realized loss	(230,354,900)
Unrealized appreciation on investments	22,040,416

Net assets	$462,829,659

Class A
Net asset value, offering and redemption price per share, $23,856,396 / 2,680,271 shares outstanding (unlimited amount authorized: $0.001 par value)	$8.90

Class B
Net asset value, offering and redemption price per share, $438,973,263 / 49,761,481 shares outstanding (unlimited amount authorized: $0.001 par value)	$8.82

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2005 (Unaudited)

INVESTMENT INCOME
Dividends (net of $1,914 foreign withholding tax)	$1,150,559
Interest	128,638
Securities lending (net)	161,818

Total income	1,441,015

EXPENSES
Investment management fees	2,751,467
Distribution fees - Class B	545,749
Administrative fees	417,232
Custodian fees	43,066
Professional fees	19,533
Printing and mailing expenses	17,359
Trustees’ fees	2,882
Miscellaneous	9,769

Gross expenses	3,807,057
Less: Fees paid indirectly	(181,320)

Net expenses	3,625,737

NET INVESTMENT LOSS	(2,184,722)

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	18,295,914
Options written	467,310
Foreign currency transactions	(31,247)

Net realized gain	18,731,977

Change in unrealized appreciation (depreciation) on: Securities	(37,757,744)
Options written	43,882
Foreign currency translations	4,902

Net change in unrealized appreciation	(37,708,960)

NET REALIZED AND UNREALIZED LOSS	(18,976,983)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(21,161,705)

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2005 (Unaudited)	Year Ended December 31, 2004
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment loss	$(2,184,722)	$(3,236,238)
Net realized gain on investments and foreign currency transactions	18,731,977	7,370,939
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(37,708,960)	47,789,000

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(21,161,705)	51,923,701

DISTRIBUTIONS:
Distributions from net realized capital gains
Class A	—	(176,754)
Class B	—	(3,270,932)

TOTAL DISTRIBUTIONS	—	(3,447,686)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [567,181 and 1,464,460 shares, respectively]	4,940,155	19,579,831
Capital shares issued in connection with the substitution [0 and 1,783,713 shares, respectively]	—	14,858,572
Capital shares issued in reinvestment of distributions [0 and 20,211 shares, respectively]	—	176,75 4
Capital shares repurchased [(686,900) and (1,517,654) shares, respectively]	(5,990,650)	(13,115,128)

Total Class A transactions	(1,050,495)	21,500,029

Class B
Capital shares sold [5,665,938 and 16,465,859 shares, respectively]	49,156,667	126,148,742
Capital shares issued in connection with the substitution [0 and 37,175,180 shares, respectively]	—	307,792,145
Capital shares issued in reinvestment of distributions [0 and 376,352 shares, respectively]	—	3,270,932
Capital shares repurchased [(8,833,663) and (13,927,870) shares, respectively]	(76,661,978)	(117,194,899)

Total Class B transactions	(27,505,311)	320,016,920

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(28,555,806)	341,516,949

TOTAL INCREASE (DECREASE) IN NET ASSETS	(49,717,511)	389,992,964
NET ASSETS:
Beginning of period	512,547,170	122,554,206

End of period (a)	$462,829,659	$512,547,170

(a) Includes accumulated net investment loss of	$(2,217,835)	$(33,113)

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA CONSERVATIVE ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

Class A	Six Months Ended June 30, 2005 (Unaudited)(c)	Year Ended December 31, 2004(c)	July 31, 2003* to December 31, 2003(c)
Net asset value, beginning of period	$10.80	$10.45	$10.00

Income from investment operations:
Net investment income	0.12	0.38	0.53
Net realized and unrealized gain on investments	0.01	0.28	0.06

Total from investment operations	0.13	0.66	0.59

Less distributions:
Dividends from net investment income	—	(0.30)	(0.14)
Distributions from net realized gains	(0.03)	(0.01)	—

Total dividends and distributions	(0.03)	(0.31)	(0.14)

Net asset value, end of period	$10.90	$10.80	$10.45

Total return (b)	1.19%	6.29%	5.89%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,540	$2,071	$93
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	0.10%	0.10%	0.10%
Before waivers and reimbursements (a)	0.33%	0.51%	9.14%
Ratio of net investment income to average net assets:
After waivers and reimbursements (a)	2.19%	3.50%	12.33	%(l)
Before waivers and reimbursements (a)	1.96%	3.09%	3.29	%(l)
Portfolio turnover rate	44%	18%	9%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$0.01	$0.04	$0.39

Class B	Six Months Ended June 30, 2005 (Unaudited)(c)	Year Ended December 31, 2004(c)	July 31, 2003* to December 31, 2003(c)
Net asset value, beginning of period	$10.80	$10.45	$10.00

Income from investment operations:
Net investment income	0.10	0.35	0.53
Net realized and unrealized gain on investments	0.02	0.28	0.05

Total from investment operations	0.12	0.63	0.58

Less distributions:
Dividends from net investment income	—	(0.27)	(0.13)
Distributions from net realized gains	(0.03)	(0.01)	—

Total dividends and distributions	(0.03)	(0.28)	(0.13)

Net asset value, end of period	$10.89	$10.80	$10.45

Total return (b)	1.10%	6.02%	5.78%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$178,247	$109,357	$5,986
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	0.35%	0.35%	0.35%
Before waivers and reimbursements (a)	0.58%	0.76%	9.39%
Ratio of net investment income to average net assets:
After waivers and reimbursements (a)	1.94%	3.25%	12.08	%(l)
Before waivers and reimbursements (a)	1.71%	2.84%	3.04	%(l)
Portfolio turnover rate	44%	18%	9%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$0.01	$0.04	$0.40

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA CONSERVATIVE-PLUS ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS — (Continued)

Class A	Six Months Ended June 30, 2005 (Unaudited)(c)	Year Ended December 31, 2004(c)	July 31, 2003* to December 31, 2003(c)
Net asset value, beginning of period	$11.22	$10.66	$10.00

Income from investment operations:
Net investment income	0.12	0.33	0.47
Net realized and unrealized gain (loss) on investments	(0.08)	0.52	0.33

Total from investment operations	0.04	0.85	0.80

Less distributions:
Dividends from net investment income	—	(0.28)	(0.14)
Distributions from net realized gains	(0.04)	(0.01)	—

Total dividends and distributions	(0.04)	(0.29)	(0.14)

Net asset value, end of period	$11.22	$11.22	$10.66

Total return (b)	0.38%	7.96%	8.02%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,327	$1,403	$225
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	0.10%	0.10%	0.10%
Before waivers and reimbursements (a)	0.30%	0.40%	4.23%
Ratio of net investment income to average net assets:
After waivers and reimbursements (a)	2.09%	3.01%	10.64	%(l)
Before waivers and reimbursements (a)	1.89%	2.71%	6.51	%(l)
Portfolio turnover rate	45%	5%	8%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$0.01	$0.03	$0.18

Class B	Six Months Ended June 30, 2005 (Unaudited)(c)	Year Ended December 31, 2004(c)	July 31, 2003* to December 31, 2003(c)
Net asset value, beginning of period	$11.22	$10.66	$10.00

Income from investment operations:
Net investment income	0.10	0.30	0.46
Net realized and unrealized gain (loss) on investments	(0.08)	0.52	0.33

Total from investment operations	0.02	0.82	0.79

Less distributions:
Dividends from net investment income	—	(0.25)	(0.13)
Distributions from net realized gains	(0.04)	(0.01)	—

Total dividends and distributions	(0.04)	(0.26)	(0.13)

Net asset value, end of period	$11.20	$11.22	$10.66

Total return (b)	0.20%	7.68%	7.92%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$338,580	$214,970	$9,486
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	0.35%	0.35%	0.35%
Before waivers and reimbursements (a)	0.55%	0.65%	4.48%
Ratio of net investment income to average net assets:
After waivers and reimbursements (a)	1.84%	2.76%	10.39	%(l)
Before waivers and reimbursements (a)	1.64%	2.46%	6.26	%(l)
Portfolio turnover rate	45%	5%	8%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$0.01	$0.03	$0.18

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA MODERATE ALLOCATION PORTFOLIO (e)(f)(k)

FINANCIAL HIGHLIGHTS — (Continued)

Class A	Six Months Ended June 30, 2005 (Unaudited)	Year Ended December 31,
		2004(c)	2003(c)		2002	2001	2000(c)
Net asset value, beginning of period	$15.51	$14.63	$12.54		$14.52	$15.20	$19.18

Income from investment operations:
Net investment income	0.13	0.25	0.33		0.33	0.40	0.60
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.09)	1.06	2.10		(2.15)	(0.69)	(0.92)

Total from investment operations	0.04	1.31	2.43		(1.82)	(0.29)	(0.32)

Less distributions:
Dividends from net investment income	— #	(0.43)	(0.34)		(0.16)	(0.39)	(0.62)
Distributions from realized gains	—	—	—		—	—	(3.04)

Total dividends and distributions	— #	(0.43)	(0.34)		(0.16)	(0.39)	(3.66)

Net asset value, end of period	$15.55	$15.51	$14.63		$12.54	$14.52	$15.20

Total return (b)	0.26%	8.99%	19.40%		(12.52)%	(1.85)%	(1.32)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$3,046,736	$3,160,074	$3,141,256		$2,908,058	$2,122,401	$1,914,143
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	0.10%	0.10%	0.42%		0.65%	0.65%	N/A
After waivers, reimbursements and fees paid indirectly (a)	0.10%	0.09%	0.37%		0.63%	N/A	N/A
Before waivers, reimbursements and fees paid indirectly (a)	0.27%	0.26%	0.49%		0.66%	0.65%	0.59%
Ratio of net investment income to average net assets:
After waivers and reimbursements (a)	1.67%	1.65%	2.42%		1.91%	2.74%	N/A
After waivers, reimbursements and fees paid indirectly (a)	1.67%	1.66%	2.47%		1.93%	N/A	N/A
Before waivers, reimbursements and fees paid indirectly (a)	1.50%	1.49%	2.35%		1.90%	2.74%	3.17%
Portfolio turnover rate	— %‡	— ‡	324	%(h)	337%	184%	183%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$0.01	$0.02	$0.01		$— #	$—	N/A

Class B	Six Months Ended June 30, 2005 (Unaudited)	Year Ended December 31,
		2004(c)	2003(c)		2002	2001	2000(c)
Net asset value, beginning of period	$15.43	$14.55	$12.47		$14.45	$15.14	$19.15

Income from investment operations:
Net investment income	0.10	0.21	0.30		0.26	0.35	0.55
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.09)	1.06	2.08		(2.10)	(0.67)	(0.93)

Total from investment operations	0.01	1.27	2.38		(1.84)	(0.32)	(0.38)

Less distributions:
Dividends from net investment income	— #	(0.39)	(0.30)		(0.14)	(0.37)	(0.59)
Distributions from realized gains	—	—	—		—	—	(3.04)

Total dividends and distributions	— #	(0.39)	(0.30)		(0.14)	(0.37)	(3.63)

Net asset value, end of period	$15.44	$15.43	$14.55		$12.47	$14.45	$15.14

Total return (b)	0.07%	8.75%	19.11%		(12.71)%	(2.08)%	(1.58)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,846,482	$2,341,547	$1,261,402		$665,088	$359,212	$41,282
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	0.35%	0.35%	0.67%		0.90%	0.90%	N/A
After waivers, reimbursements and fees paid indirectly (a)	0.35%	0.34%	0.62%		0.88%	N/A	N/A
Before waivers, reimbursements and fees paid indirectly (a)	0.52%	0.51%	0.74%		0.91%	0.90%	0.84%
Ratio of net investment income to average net assets:
After waivers and reimbursements (a)	1.42%	1.40%	2.17%		1.66%	3.72%	N/A
After waivers, reimbursements and fees paid indirectly (a)	1.42%	1.41%	2.22%		1.68%	N/A	N/A
Before waivers, reimbursements and fees paid indirectly (a)	1.25%	1.24%	2.10%		1.65%	3.72%	2.92%
Portfolio turnover rate	— %‡	— ‡	324	%(h)	337%	184%	183%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$0.01	$0.02	$0.01		$— #	$—	N/A

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA MODERATE-PLUS ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS — (Continued)

Class A	Six Months Ended June 30, 2005 (Unaudited)(c)	Year Ended December 31, 2004(c)	July 31, 2003* to December 31, 2003
Net asset value, beginning of period	$12.25	$11.17	$10.00

Income from investment operations:
Net investment income	0.16	0.26	0.09
Net realized and unrealized gain (loss) on investments	(0.27)	1.07	1.17

Total from investment operations	(0.11)	1.33	1.26

Less distributions:
Dividends from net investment income	—	(0.25)	(0.09)
Distributions from net realized gains	(0.06)	— #	—

Total dividends and distributions	(0.06)	(0.25)	(0.09)

Net asset value, end of period	$12.08	$12.25	$11.17

Total return (b)	(0.89)%	12.00%	12.62%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$23,313	$13,194	$1,179
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	0.10%	0.10%	0.10%
Before waivers and reimbursements (a)	0.27%	0.30%	1.87%
Ratio of net investment income to average net assets:
After waivers and reimbursements (a)	2.74%	2.24%	6.91	%(l)
Before waivers and reimbursements (a)	2.57%	2.04%	5.14	%(l)
Portfolio turnover rate	—%	— %‡	2%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$0.01	$0.02	$0.02

Class B	Six Months Ended June 30, 2005 (Unaudited)(c)	Year Ended December 31, 2004(c)	July 31, 2003* to December 31, 2003
Net asset value, beginning of period	$12.25	$11.17	$10.00

Income from investment operations:
Net investment income	0.15	0.23	0.08
Net realized and unrealized gain (loss) on investments	(0.27)	1.07	1.17

Total from investment operations	(0.12)	1.30	1.25

Less distributions:
Dividends from net investment income	—	(0.22)	(0.08)
Distributions from net realized gains	(0.06)	— #	—

Total dividends and distributions	(0.06)	(0.22)	(0.08)

Net asset value, end of period	$12.07	$12.25	$11.17

Total return (b)	(0.97)%	11.71%	12.50%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,797,867	$1,003,694	$28,383
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	0.35%	0.35%	0.35%
Before waivers and reimbursements (a)	0.52%	0.55%	2.12%
Ratio of net investment income to average net assets:
After waivers and reimbursements (a)	2.49%	1.99%	6.66	%(l)
Before waivers and reimbursements (a)	2.32%	1.79%	4.89	%(l)
Portfolio turnover rate	—%	— %‡	2%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$0.01	$0.02	$0.02

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA AGGRESSIVE ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS — (Continued)

Class A	Six Months Ended June 30, 2005 (Unaudited)(c)	Year Ended December 31, 2004(c)	July 31, 2003* to December 31, 2003(c)
Net asset value, beginning of period	$12.44	$11.26	$10.00

Income from investment operations:
Net investment income	0.14	0.11	0.15
Net realized and unrealized gain (loss) on investments	(0.31)	1.26	1.16

Total from investment operations	(0.17)	1.37	1.31

Less distributions:
Dividends from net investment income	—	(0.18)	(0.05)
Distributions from net realized gains	(0.07)	(0.01)	—

Total dividends and distributions	(0.07)	(0.19)	(0.05)

Net asset value, end of period	$12.20	$12.44	$11.26

Total return (b)	(1.40)%	12.15%	13.08%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$12,280	$5,704	$555
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	0.10%	0.10%	0.10%
Before waivers and reimbursements (a)	0.30%	0.39%	6.01%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	2.39%	0.91%	3.38	%(l)
Before waivers and reimbursements (a)	2.19%	0.62%	(2.53	)%(l)
Portfolio turnover rate	51%	2%	2%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$0.01	$0.03	$0.27

Class B	Six Months Ended June 30, 2005 (Unaudited)(c)	Year Ended December 31, 2004(c)	July 31, 2003* to December 31, 2003(c)
Net asset value, beginning of period	$12.43	$11.26	$10.00

Income from investment operations:
Net investment income	0.13	0.08	0.14
Net realized and unrealized gain (loss) on investments	(0.31)	1.25	1.16

Total from investment operations	(0.18)	1.33	1.30

Less distributions:
Dividends from net investment income	—	(0.15)	(0.04)
Distributions from net realized gains	(0.07)	(0.01)	—

Total dividends and distributions	(0.07)	(0.16)	(0.04)

Net asset value, end of period	$12.18	$12.43	$11.26

Total return (b)	(1.48)%	11.78%	12.97%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$373,873	$241,623	$7,807
Ratio of expenses to average net assets
After waivers and reimbursements (a)	0.35%	0.35%	0.35%
Before waivers and reimbursements (a)	0.55%	0.64%	6.26%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	2.14%	0.66%	3.13	%(l)
Before waivers and reimbursements (a)	1.94%	0.37%	(2.78	)%(l)
Portfolio turnover rate	51%	2%	2%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$0.01	$0.03	$0.27

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA PREMIER VIP AGGRESSIVE EQUITY PORTFOLIO(j)

FINANCIAL HIGHLIGHTS — (Continued)

Class A	Six Months Ended June 30, 2005 (Unaudited)	Year Ended December 31,
		2004	2003	2002	2001(c)	2000(c)
Net asset value, beginning of period	$25.23	$22.45	$16.29	$22.83	$30.61	$38.01

Income (loss) from investment operations:
Net investment income (loss)	— #	(0.03)	(0.01)	(0.01)	0.11	0.12
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.88)	2.81	6.17	(6.53)	(7.76)	(5.00)

Total from investment operations	(0.88)	2.78	6.16	(6.54)	(7.65)	(4.88)

Less distributions:
Dividends from net investment income	—	—	—	— #	(0.10)	(0.13)
Distributions from realized gains	—	—	—	—	(0.03)	(2.39)

Total dividends and distributions	—	—	—	— #	(0.13)	(2.52)

Net asset value, end of period	$24.35	$25.23	$22.45	$16.29	$22.83	$30.61

Total return (b)	(3.49)%	12.38%	37.90%	(28.68)%	(24.99)%	(13.13)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,392,333	$2,485,132	$2,141,844	$1,333,623	$2,179,759	$3,285,884
Ratio of expenses to average net assets:
After fees paid indirectly (a)	0.69%	0.68%	0.70%	0.66%	N/A	N/A
Before fees paid indirectly (a)	0.80%	0.80%	0.77%	0.71%	0.69%	0.65	%(g)
Ratio of net investment income (loss) to average net assets:
After fees paid indirectly (a)	0.01%	(0.12)%	(0.09)%	(0.11)%	N/A	N/A
Before fees paid indirectly (a)	(0.10)%	(0.24)%	(0.16)%	(0.16)%	0.42%	0.35	%(g)
Portfolio turnover rate	60%	111%	119%	112%	195%	151%

Class B	Six Months Ended June 30, 2005 (Unaudited)	Year Ended December 31,
		2004	2003	2002	2001(c)	2000(c)
Net asset value, beginning of period	$24.91	$22.22	$16.16	$22.72	$30.46	$37.83

Income (loss) from investment operations:
Net investment income (loss)	(0.03)	(0.08)	(0.06)	(0.07)	0.03	0.06
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.86)	2.77	6.12	(6.49)	(7.70)	(4.99)

Total from investment operations	(0.89)	2.69	6.06	(6.56)	(7.67)	(4.93)

Less distributions:
Dividends from net investment income	—	—	—	— #	(0.04)	(0.05)
Distributions from realized gains	—	—	—	—	(0.03)	(2.39)

Total dividends and distributions	—	—	—	— #	(0.07)	(2.44)

Net asset value, end of period	$24.02	$24.91	$22.22	$16.16	$22.72	$30.46

Total return (b)	(3.57)%	12.11%	37.50%	(28.86)%	(25.18)%	(13.35)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$244,944	$258,689	$225,426	$146,909	$219,748	$267,858
Ratio of expenses to average net assets:
After fees paid indirectly (a)	0.94%	0.93%	0.95%	0.91%	N/A	N/A
Before fees paid indirectly (a)	1.05%	1.05%	1.02%	0.96%	0.94%	0.90	%(g)
Ratio of net investment income (loss) to average net assets:
After fees paid indirectly (a)	(0.24)%	(0.37)%	(0.34)%	(0.36)%	N/A	N/A
Before fees paid indirectly (a)	(0.35)%	(0.49)%	(0.41)%	(0.41)%	0.12%	0.10	%(g)
Portfolio turnover rate	60%	111%	119%	112%	195%	151%

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA PREMIER VIP CORE BOND PORTFOLIO

FINANCIAL HIGHLIGHTS — (Continued)

Class A	Six Months Ended June 30, 2005 (Unaudited)	Year Ended December 31,
		2004	2003	2002(c)
Net asset value, beginning of period	$10.43	$10.42	$10.37	$10.00

Income from investment operations:
Net investment income	0.16	0.24	0.24	0.34
Net realized and unrealized gain on investments and foreign currency transactions	0.05	0.18	0.18	0.48

Total from investment operations	0.21	0.42	0.42	0.82

Less distributions:
Dividends from net investment income	(0.17)	(0.26)	(0.25)	(0.32)
Distributions from realized gains	—	(0.15)	(0.12)	(0.13)

Total dividends and distributions	(0.17)	(0.41)	(0.37)	(0.45)

Net asset value, end of period	$10.47	$10.43	$10.42	$10.37

Total return (b)	2.09%	4.13%	4.10%	8.42%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,207,832	$944,330	$431,203	$4,614
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	0.70%	0.70%	0.70%	0.70%
After waiver, reimbursements and fees paid indirectly (a)	0.70%	0.70%	0.70%	0.70%
Before waivers, reimbursements and fees paid indirectly (a)	0.78%	0.80%	0.86%	1.01%
Ratio of net investment income to average net assets:
After waivers and reimbursements (a)	3.18%	2.38%	2.23%	3.28%
After waivers, reimbursements and fees paid indirectly (a)	3.18%	2.38%	2.23%	3.28%
Before waivers, reimbursements and fees paid indirectly (a)	3.10%	2.28%	2.07%	2.97%
Portfolio turnover rate	385%	767%	633%	536%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$— #	$0.01	$0.02	$0.03

Class B	Six Months Ended June 30, 2005 (Unaudited)	Year Ended December 31,
		2004	2003	2002(c)
Net asset value, beginning of period	$10.42	$10.41	$10.37	$10.00

Income from investment operations:
Net investment income	0.15	0.22	0.20	0.31
Net realized and unrealized gain on investments and foreign currency transactions	0.06	0.18	0.19	0.49

Total from investment operations	0.21	0.40	0.39	0.80

Less distributions:
Dividends from net investment income	(0.16)	(0.24)	(0.23)	(0.30)
Distributions from realized gains	—	(0.15)	(0.12)	(0.13)

Total dividends and distributions	(0.16)	(0.39)	(0.35)	(0.43)

Net asset value, end of period	$10.47	$10.42	$10.41	$10.37

Total return (b)	2.05%	3.87%	3.74%	8.21%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$812,261	$781,977	$666,007	$345,589
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	0.95%	0.95%	0.95%	0.95%
After waivers, reimbursements and fees paid indirectly (a)	0.95%	0.95%	0.95%	0.95%
Before waivers, reimbursements and fees paid indirectly (a)	1.03%	1.05%	1.11%	1.26%
Ratio of net investment income to average net assets:
After waivers and reimbursements (a)	2.93%	2.13%	1.98%	3.03%
After waivers, reimbursements and fees paid indirectly (a)	2.93%	2.13%	1.98%	3.03%
Before waivers, reimbursements and fees paid indirectly (a)	2.85%	2.03%	1.82%	2.72%
Portfolio turnover rate	385%	767%	633%	536%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$— #	$0.01	$0.02	$0.03

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA PREMIER VIP HEALTH CARE PORTFOLIO

FINANCIAL HIGHLIGHTS — (Continued)

Class A	Six Months Ended June 30, 2005 (Unaudited)	Year Ended December 31,
		2004	2003(c)	2002(c)
Net asset value, beginning of period	$10.78	$10.22	$8.02	$10.00

Income (loss) from investment operations:
Net investment loss	(0.01)	(0.05)	(0.06)	(0.06)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.19)	1.28	2.35	(1.92)

Total from investment operations	(0.20)	1.23	2.29	(1.98)

Less distributions:
Distributions from net realized gains	(0.27)	(0.67)	(0.09)	—

Net asset value, end of period	$10.31	$10.78	$10.22	$8.02

Total return (b)	(1.90)%	12.32%	28.59%	(19.80)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$12,339	$10,588	$6,376	$2,506
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.51%	1.60%	1.60%	1.60%
After waivers, reimbursements and fees paid indirectly (a)	1.48%	1.56%	1.59%	1.57%
Before waivers, reimbursements and fees paid indirectly (a)	1.51%	1.60%	1.68%	2.34%
Ratio of net investment loss to average net assets:
After waivers and reimbursements (a)	(0.24)%	(0.59)%	(0.69)%	(0.73)%
After waivers, reimbursements and fees paid indirectly (a)	(0.21)%	(0.55)%	(0.68)%	(0.70)%
Before waivers, reimbursements and fees paid indirectly (a)	(0.24)%	(0.59)%	(0.77)%	(1.47)%
Portfolio turnover rate	50%	127%	108%	91%
Effect of contractual expense limitation during the period:
Per share benefit to net investment loss	$—	$—	$0.01	$0.06

Class B	Six Months Ended June 30, 2005 (Unaudited)	Year Ended December 31,
		2004	2003(c)	2002(c)
Net asset value, beginning of period	$10.70	$10.17	$8.01	$10.00

Income (loss) from investment operations:
Net investment loss	(0.02)	(0.07)	(0.08)	(0.08)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.19)	1.27	2.33	(1.91)

Total from investment operations	(0.21)	1.20	2.25	(1.99)

Less distributions:
Distributions from net realized gains	(0.27)	(0.67)	(0.09)	—

Net asset value, end of period	$10.22	$10.70	$10.17	$8.01

Total return (b)	(2.00)%	12.09%	28.12%	(19.90)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$280,979	$270,570	$167,416	$49,826
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.76%	1.85%	1.85%	1.85%
After waivers, reimbursements and fees paid indirectly (a)	1.73%	1.81%	1.84%	1.82%
Before waivers, reimbursements and fees paid indirectly (a)	1.76%	1.85%	1.93%	2.59%
Ratio of net investment loss to average net assets:
After waivers and reimbursements (a)	(0.49)%	(0.84)%	(0.94)%	(0.98)%
After waivers, reimbursements and fees paid indirectly (a)	(0.46)%	(0.80)%	(0.93)%	(0.95)%
Before waivers, reimbursements and fees paid indirectly (a)	(0.49)%	(0.84)%	(1.02)%	(1.72)%
Portfolio turnover rate	50%	127%	108%	91%
Effect of contractual expense limitation during the period:
Per share benefit to net investment loss	$—	$—	$0.01	$0.06

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA PREMIER VIP HIGH YIELD PORTFOLIO(i)

FINANCIAL HIGHLIGHTS — (Continued)

Class A	Six Months Ended June 30, 2005 (Unaudited)	Year Ended December 31,
		2004(c)	2003(c)	2002(c)	2001(c)	2000(c)
Net asset value, beginning of period	$5.75	$5.63	$4.82	$5.46	$6.00	$7.43

Income from investment operations:
Net investment income	0.19	0.42	0.42	0.48	0.63	0.76
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.12)	0.09	0.69	(0.63)	(0.58)	(1.40)

Total from investment operations	0.07	0.51	1.11	(0.15)	0.05	(0.64)

Less distributions:
Dividends from net investment income	— #	(0.39)	(0.30)	(0.49)	(0.59)	(0.79)

Net asset value, end of period	$5.82	$5.75	$5.63	$4.82	$5.46	$6.00

Total return (b)	1.26%	9.02%	22.97%	(2.72)%	0.89%	(8.65)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,022,104	$974,088	$784,005	$234,361	$254,910	$263,012
Ratio of expenses to average net assets (a)	0.76%	0.76%	0.75%	0.69%	0.67%	0.67%
Ratio of net investment income to average net assets (a)	7.00%	7.20%	7.67%	9.21%	10.15%	10.54%
Portfolio turnover rate	32%	78%	66%	141%	88%	87%

Class B	Six Months Ended June 30, 2005 (Unaudited)	Year Ended December 31,
		2004(c)	2003(c)	2002(c)	2001(c)	2000(c)
Net asset value, beginning of period	$5.71	$5.59	$4.79	$5.43	$5.97	$7.40

Income from investment operations:
Net investment income	0.19	0.40	0.40	0.47	0.58	0.74
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.12)	0.09	0.68	(0.63)	(0.54)	(1.40)

Total from investment operations	0.07	0.49	1.08	(0.16)	0.04	(0.66)

Less distributions:
Dividends from net investment income	— #	(0.37)	(0.28)	(0.48)	(0.58)	(0.77)

Net asset value, end of period	$5.78	$5.71	$5.59	$4.79	$5.43	$5.97

Total return (b)	1.26%	8.75%	22.54%	(2.96)%	0.66%	(8.90)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,044,137	$1,029,570	$823,114	$330,804	$285,484	$230,916
Ratio of expenses to average net assets (a)	1.01%	1.01%	1.00%	0.94%	0.92%	0.92%
Ratio of net investment income to average net assets (a)	6.75%	6.95%	7.42%	8.96%	9.97%	10.28%
Portfolio turnover rate	32%	78%	66%	141%	88%	87%

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA PREMIER VIP INTERNATIONAL EQUITY PORTFOLIO

FINANCIAL HIGHLIGHTS — (Continued)

Class A	Six Months Ended June 30, 2005 (Unaudited)	Year Ended December 31,
		2004	2003	2002(c)
Net asset value, beginning of period	$12.14	$10.60	$7.93	$10.00

Income from investment operations:
Net investment income	0.10	0.09	0.05	0.03
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.30)	1.83	2.69	(2.10)

Total from investment operations	(0.20)	1.92	2.74	(2.07)

Less distributions:
Dividends from net investment income	— #	(0.12)	(0.07)	—
Distributions from realized gains	(0.24)	(0.26)	—	—

Total dividends and distributions	(0.24)	(0.38)	(0.07)	—

Net asset value, end of period	$11.70	$12.14	$10.60	$7.93

Total return	(1.64)%	18.18%	34.64%	(20.70)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$395,390	$238,906	$16,003	$2,180
Ratio of expenses to average net assets:
After waivers	1.33%	1.55%	1.55%	1.55%
After waivers and fees paid indirectly	1.27%	1.50%	1.48%	1.53%
Before waivers and fees paid indirectly	1.33%	1.55%	1.78%	2.72%
Ratio of net investment income (loss) to average net assets:
After waivers	1.73%	0.73%	0.45%	0.35%
After waivers and fees paid indirectly	1.79%	0.78%	0.52%	0.37%
Before waivers and fees paid indirectly	1.73%	0.73%	0.22%	(0.82)%
Portfolio turnover rate	34%	83%	72%	22%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$—	$—	$0.02	$0.10

Class B	Six Months Ended June 30, 2005 (Unaudited)	Year Ended December 31,
		2004	2003	2002(c)
Net asset value, beginning of period	$12.12	$10.58	$7.91	$10.00

Income from investment operations:
Net investment income	0.09	0.07	0.03	0.01
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.30)	1.82	2.69	(2.10)

Total from investment operations	(0.21)	1.89	2.72	(2.09)

Less distributions:
Dividends from net investment income	— #	(0.09)	(0.05)	—
Distributions from realized gains	(0.24)	(0.26)	—	—

Total dividends and distributions	(0.24)	(0.35)	(0.05)	—

Net asset value, end of period	$11.67	$12.12	$10.58	$7.91

Total return	(1.73)%	17.91%	34.39%	(20.90)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$358,813	$336,354	$166,915	$47,097
Ratio of expenses to average net assets:
After waivers	1.58%	1.80%	1.80%	1.80%
After waivers and fees paid indirectly	1.52%	1.75%	1.73%	1.78%
Before waivers and fees paid indirectly	1.58%	1.80%	2.03%	2.97%
Ratio of net investment income (loss) to average net assets:
After waivers	1.48%	0.48%	0.20%	0.10%
After waivers and fees paid indirectly	1.54%	0.53%	0.27%	0.12%
Before waivers and fees paid indirectly	1.48%	0.48%	(0.03)%	(1.07)%
Portfolio turnover rate	34%	83%	72%	22%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$—	$—	$0.02	$0.10

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA PREMIER VIP LARGE CAP CORE EQUITY PORTFOLIO

FINANCIAL HIGHLIGHTS — (Continued)

Class A	Six Months Ended June 30, 2005 (Unaudited)	Year Ended December 31,
		2004	2003	2002(c)
Net asset value, beginning of period	$10.37	$9.89	$7.73	$10.00

Income (loss) from investment operations:
Net investment income	0.02	0.08	0.03	0.05
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.01	0.90	2.17	(2.28)

Total from investment operations	0.03	0.98	2.20	(2.23)

Less distributions:
Dividends from net investment income	—	(0.13)	(0.04)	(0.04)
Distributions from realized gains	(0.05)	(0.37)	—	—

Total dividends and distributions	(0.05)	(0.50)	(0.04)	(0.04)

Net asset value, end of period	$10.35	$10.37	$9.89	$7.73

Total return (b)	0.31%	9.92%	28.41%	(22.34)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$7,205	$6,932	$5,049	$2,305
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.10%	1.10%	1.10%	1.10%
After waivers, reimbursements and fees paid indirectly (a)	1.08%	1.07%	1.07%	1.04%
Before waivers, reimbursements and fees paid indirectly (a)	1.19%	1.22%	1.42%	2.02%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	0.49%	0.79%	0.42%	0.49%
After waivers, reimbursements and fees paid indirectly (a)	0.51%	0.82%	0.45%	0.55%
Before waivers, reimbursements and fees paid indirectly (a)	0.40%	0.67%	0.10%	(0.43)%
Portfolio turnover rate	20%	52%	45%	39%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$— #	$0.01	$0.03	$0.08

Class B	Six Months Ended June 30, 2005 (Unaudited)	Year Ended December 31,
		2004	2003	2002(c)
Net asset value, beginning of period	$10.38	$9.89	$7.73	$10.00

Income (loss) from investment operations:
Net investment income	0.01	0.05	0.01	0.02
Net realized and unrealized gain (loss) on investments and foreign currency transactions	—	0.91	2.16	(2.27)

Total from investment operations	0.01	0.96	2.17	(2.25)

Less distributions:
Dividends from net investment income	—	(0.10)	(0.01)	(0.02)
Distributions from realized gains	(0.05)	(0.37)	—	—

Total dividends and distributions	(0.05)	(0.47)	(0.01)	(0.02)

Net asset value, end of period	$10.34	$10.38	$9.89	$7.73

Total return (b)	0.12%	9.75%	28.09%	(22.53)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$176,934	$173,875	$136,178	$48,689
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.35%	1.35%	1.35%	1.35%
After waivers, reimbursements and fees paid indirectly (a)	1.33%	1.32%	1.32%	1.29%
Before waivers, reimbursements and fees paid indirectly (a)	1.44%	1.47%	1.67%	2.27%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	0.24%	0.54%	0.17%	0.24%
After waivers, reimbursements and fees paid indirectly (a)	0.26%	0.57%	0.20%	0.30%
Before waivers, reimbursements and fees paid indirectly (a)	0.15%	0.42%	(0.15)%	(0.68)%
Portfolio turnover rate	20%	52%	45%	39%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$— #	$0.01	$0.03	$0.08

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA PREMIER VIP LARGE CAP GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS — (Continued)

Class A	Six Months Ended June 30, 2005 (Unaudited)	Year Ended December 31,
		2004	2003	2002(c)
Net asset value, beginning of period	$9.66	$9.03	$6.90	$10.00

Income (loss) from investment operations:
Net investment loss	(0.02)	(0.01)	(0.01)	(0.01)
Net realized and unrealized gain (loss) on investments	(0.26)	0.64	2.14	(3.09)

Total from investment operations	(0.28)	0.63	2.13	(3.10)

Net asset value, end of period	$9.38	$9.66	$9.03	$6.90

Total return (b)	(2.90)%	6.98%	30.87%	(31.00)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$14,970	$12,166	$8,168	$2,637
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.10%	1.10%	1.10%	1.10%
After waivers, reimbursements and fees paid indirectly (a)	1.08%	1.05%	1.07%	0.96%
Before waivers, reimbursements and fees paid indirectly (a)	1.13%	1.16%	1.33%	1.84%
Ratio of net investment loss to average net assets:
After waivers and reimbursements (a)	(0.43)%	(0.23)%	(0.32)%	(0.31)%
After waivers, reimbursements and fees paid indirectly (a)	(0.41)%	(0.18)%	(0.29)%	(0.17)%
Before waivers, reimbursements and fees paid indirectly (a)	(0.46)%	(0.29)%	(0.55)%	(1.05)%
Portfolio turnover rate	18%	53%	30%	19%
Effect of contractual expense limitation during the period:
Per share benefit to net investment loss	$—	$0.01	$0.01	$0.06

Class B	Six Months Ended June 30, 2005 (Unaudited)	Year Ended December 31,
		2004	2003	2002(c)
Net asset value, beginning of period	$9.58	$8.99	$6.88	$10.00

Income (loss) from investment operations:
Net investment loss	(0.03)	(0.04)	(0.03)	(0.03)
Net realized and unrealized gain (loss) on investments	(0.25)	0.63	2.14	(3.09)

Total from investment operations	(0.28)	0.59	2.11	(3.12)

Net asset value, end of period	$9.30	$9.58	$8.99	$6.88

Total return (b)	(2.92)%	6.56%	30.67%	(31.20)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$345,841	$343,638	$253,326	$76,577
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.35%	1.35%	1.35%	1.35%
After waivers, reimbursements and fees paid indirectly (a)	1.33%	1.30%	1.32%	1.21%
Before waivers, reimbursements and fees paid indirectly (a)	1.38%	1.41%	1.58%	2.09%
Ratio of net investment loss to average net assets:
After waivers and reimbursements (a)	(0.68)%	(0.48)%	(0.57)%	(0.56)%
After waivers, reimbursements and fees paid indirectly (a)	(0.66)%	(0.43)%	(0.54)%	(0.42)%
Before waivers, reimbursements and fees paid indirectly (a)	(0.71)%	(0.54)%	(0.80)%	(1.30)%
Portfolio turnover rate	18%	53%	30%	19%
Effect of contractual expense limitation during the period:
Per share benefit to net investment loss	$—	$0.01	$0.01	$0.05

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA PREMIER VIP LARGE CAP VALUE PORTFOLIO

FINANCIAL HIGHLIGHTS — (Continued)

Class A	Six Months Ended June 30, 2005 (Unaudited)	Year Ended December 31,
		2004	2003	2002(c)
Net asset value, beginning of period	$10.99	$10.28	$7.98	$10.00

Income (loss) from investment operations:
Net investment income	0.05	0.13	0.07	0.09
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.12	1.36	2.43	(2.05)

Total from investment operations	0.17	1.49	2.50	(1.96)

Less distributions:
Dividends from net investment income	— #	(0.14)	(0.07)	(0.06)
Distributions from realized gains	(0.12)	(0.64)	(0.13)	—

Total dividends and distributions	(0.12)	(0.78)	(0.20)	(0.06)

Net asset value, end of period	$11.04	$10.99	$10.28	$7.98

Total return (b)	1.55%	14.71%	31.44%	(19.63)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$13,405	$9,758	$5,999	$2,345
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.10%	1.10%	1.10%	1.10%
After waivers, reimbursements and fees paid indirectly (a)	1.04%	0.96%	1.03%	0.92%
Before waivers, reimbursements and fees paid indirectly (a)	1.12%	1.15%	1.33%	1.77%
Ratio of net investment income to average net assets:
After waivers and reimbursements (a)	1.12%	1.35%	0.92%	0.90%
After waivers, reimbursements and fees paid indirectly (a)	1.18%	1.49%	0.99%	1.08%
Before waivers, reimbursements and fees paid indirectly (a)	1.10%	1.30%	0.69%	0.23%
Portfolio turnover rate	41%	99%	135%	129%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$— #	$0.01	$0.02	$0.06

Class B	Six Months Ended June 30, 2005 (Unaudited)	Year Ended December 31,
		2004	2003	2002(c)
Net asset value, beginning of period	$10.99	$10.28	$7.98	$10.00

Income (loss) from investment operations:
Net investment income	0.05	0.12	0.05	0.07
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.10	1.34	2.43	(2.05)

Total from investment operations	0.15	1.46	2.48	(1.98)

Less distributions:
Dividends from net investment income	— #	(0.11)	(0.05)	(0.04)
Distributions from realized gains	(0.12)	(0.64)	(0.13)	—

Total dividends and distributions	(0.12)	(0.75)	(0.18)	(0.04)

Net asset value, end of period	$11.02	$10.99	$10.28	$7.98

Total return (b)	1.37%	14.42%	31.11%	(19.84)%

Ratios/Supplemental Data:
Net assets, end of period (000’s).	$467,604	$406,626	$256,460	$86,036
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.35%	1.35%	1.35%	1.35%
After waivers, reimbursements and fees paid indirectly (a)	1.29%	1.21%	1.28%	1.17%
Before waivers, reimbursements and fees paid indirectly (a)	1.37%	1.40%	1.58%	2.02%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	0.87%	1.10%	0.67%	0.65%
After waivers, reimbursements and fees paid indirectly (a)	0.93%	1.24%	0.74%	0.83%
Before waivers, reimbursements and fees paid indirectly (a)	0.85%	1.05%	0.44%	(0.02)%
Portfolio turnover rate	41%	99%	135%	129%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$— #	$0.01	$0.02	$0.06

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA PREMIER VIP SMALL/MID CAP GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS — (Continued)

Class A	Six Months Ended June 30, 2005 (Unaudited)	Year Ended December 31,
		2004	2003	2002(c)
Net asset value, beginning of period	$9.63	$8.75	$6.30	$10.00

Income (loss) from investment operations:
Net investment loss	(0.04)	(0.06)	(0.02)	(0.06)
Net realized and unrealized gain (loss) on investments	(0.15)	1.10	2.58	(3.64)

Total from investment operations	(0.19)	1.04	2.56	(3.70)

Less distributions:
Distributions from net realized gains	(0.12)	(0.16)	(0.11)	—

Net asset value, end of period	$9.32	$9.63	$8.75	$6.30

Total return (b)	(1.95)%	12.04%	40.60%	(37.00)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$400,642	$395,739	$242,059	$2,571
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.35%	1.35%	1.35%	1.35%
After waivers, reimbursements and fees paid indirectly (a)	1.30%	1.25%	1.21%	1.26%
Before waivers, reimbursements and fees paid indirectly (a)	1.35%	1.35%	1.45%	2.06%
Ratio of net investment loss to average net assets:
After waivers and reimbursements (a)	(0.96)%	(1.00)%	(0.96)%	(0.99)%
After waivers, reimbursements and fees paid indirectly (a)	(0.91)%	(0.90)%	(0.82)%	(0.90)%
Before waivers, reimbursements and fees paid indirectly (a)	(0.96)%	(1.00)%	(1.06)%	(1.70)%
Portfolio turnover rate	46%	76%	119%	196%
Effect of contractual expense limitation during the period:
Per share benefit to net investment loss	$—	$—	$0.01	$0.05

Class B	Six Months Ended June 30, 2005 (Unaudited)	Year Ended December 31,
		2004	2003	2002(c)
Net asset value, beginning of period	$9.55	$8.70	$6.28	$10.00

Income (loss) from investment operations:
Net investment loss	(0.05)	(0.09)	(0.05)	(0.08)
Net realized and unrealized gain (loss) on investments	(0.14)	1.10	2.58	(3.64)

Total from investment operations	(0.19)	1.01	2.53	(3.72)

Less distributions:
Distributions from net realized gains	(0.12)	(0.16)	(0.11)	—

Net asset value, end of period	$9.24	$9.55	$8.70	$6.28

Total return (b)	(1.97)%	11.76%	40.25%	37.20%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$459,356	$468,973	$334,622	$85,237
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.60%	1.60%	1.60%	1.60%
After waivers, reimbursements and fees paid indirectly (a)	1.55%	1.50%	1.46%	1.51%
Before waivers, reimbursements and fees paid indirectly (a)	1.60%	1.60%	1.70%	2.31%
Ratio of net investment loss to average net assets:
After waivers and reimbursements (a)	(1.21)%	(1.25)%	(1.21)%	(1.24)%
After waivers, reimbursements and fees paid indirectly (a)	(1.16)%	(1.15)%	(1.07)%	(1.15)%
Before waivers, reimbursements and fees paid indirectly (a)	(1.21)%	(1.25)%	(1.31)%	(1.95)%
Portfolio turnover rate	46%	76%	119%	196%
Effect of contractual expense limitation during the period:
Per share benefit to net investment loss	$—	$—	$0.01	$0.05

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA PREMIER VIP SMALL/MID CAP VALUE PORTFOLIO

FINANCIAL HIGHLIGHTS — (Continued)

Class A	Six Months Ended June 30, 2005 (Unaudited)	Year Ended December 31,
		2004	2003	2002(c)
Net asset value, beginning of period	$11.48	$10.50	$7.49	$10.00

Income (loss) from investment operations:
Net investment income	— #	0.01	0.01	0.01
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.17	1.60	3.06	(2.52)

Total from investment operations	0.17	1.61	3.07	(2.51)

Less distributions:
Distributions from realized gains	(0.26)	(0.63)	(0.06)	—

Net asset value, end of period	$11.39	$11.48	$10.50	$7.49

Total return (b)	1.51%	15.47%	40.94%	(25.10)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$921,434	$842,150	$546,951	$2,981
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.28%	1.35%	1.35%	1.35%
After waivers, reimbursements and fees paid indirectly (a)	1.25%	1.29%	1.27%	1.21%
Before waivers, reimbursements and fees paid indirectly (a)	1.28%	1.35%	1.41%	1.93%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	0.03%	0.02%	0.01%	0.03%
After waivers, reimbursements and fees paid indirectly (a)	0.06%	0.08%	0.09%	0.17%
Before waivers, reimbursements and fees paid indirectly (a)	0.03%	0.02%	(0.05)%	(0.55)%
Portfolio turnover rate	30%	61%	63%	88%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$—	$—	$0.01	$0.05

Class B	Six Months Ended June 30, 2005 (Unaudited)	Year Ended December 31,
		2004	2003	2002(c)
Net asset value, beginning of period	$11.39	$10.45	$7.47	$10.00

Income (loss) from investment operations:
Net investment loss	(0.01)	(0.02)	(0.01)	(0.01)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.16	1.59	3.05	(2.52)

Total from investment operations	0.15	1.57	3.04	(2.53)

Less distributions:
Distributions from realized gains	(0.26)	(0.63)	(0.06)	—

Net asset value, end of period	$11.28	$11.39	$10.45	$7.47

Total return (b)	1.35%	15.16%	40.64%	(25.30)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$495,638	$498,370	$321,345	$93,565
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.53%	1.60%	1.60%	1.60%
After waivers, reimbursements and fees paid indirectly (a)	1.50%	1.54%	1.52%	1.46%
Before waivers, reimbursements and fees paid indirectly (a)	1.53%	1.60%	1.66%	2.18%
Ratio of net investment loss to average net assets:
After waivers and reimbursements (a)	(0.22)%	(0.23)%	(0.24)%	(0.22)%
After waivers, reimbursements and fees paid indirectly (a)	(0.19)%	(0.17)%	(0.16)%	(0.08)%
Before waivers, reimbursements and fees paid indirectly (a)	(0.22)%	(0.23)%	(0.30)%	(0.80)%
Portfolio turnover rate	30%	61%	63%	88%
Effect of contractual expense limitation during the period:
Per share benefit to net investment loss	$—	$—	$0.01	$0.05

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA PREMIER VIP TECHNOLOGY PORTFOLIO

FINANCIAL HIGHLIGHTS — (Continued)

Class A	Six Months Ended June 30, 2005 (Unaudited)	Year Ended December 31,
		2004	2003	2002(c)
Net asset value, beginning of period	$9.26	$8.87	$5.76	$10.00

Income (loss) from investment operations:
Net investment loss	(0.03)	(0.05)	(0.05)	(0.08)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.33)	0.50	3.38	(4.16)

Total from investment operations	(0.36)	0.45	3.33	(4.24)

Less distributions:
Distributions from realized gains	—	(0.06)	(0.22)	—

Net asset value, end of period	$8.90	$9.26	$8.87	$5.76

Total return (b)	(3.99)%	5.25%	58.24%	(42.50)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$23,856	$25,939	$9,303	$1,597
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.42%	1.60%	1.60%	1.60%
After waivers, reimbursements and fees paid indirectly (a)	1.34%	1.50%	1.45%	1.48%
Before waivers, reimbursements and fees paid indirectly (a)	1.42%	1.60%	2.03%	3.52%
Ratio of net investment loss to average net assets:
After waivers and reimbursements (a)	(0.79)%	(0.80)%	(1.35)%	(1.29)%
After waivers, reimbursements and fees paid indirectly (a)	(0.71)%	(0.70)%	(1.20)%	(1.17)%
Before waivers, reimbursements and fees paid indirectly (a)	(0.79)%	(0.80)%	(1.78)%	(3.21)%
Portfolio turnover rate	75%	160%	169%	154%
Effect of contractual expense limitation during the period:
Per share benefit to net investment loss	$—	$—	$0.02	$0.13

Class B	Six Months Ended June 30, 2005 (Unaudited)	Year Ended December 31,
		2004	2003	2002(c)
Net asset value, beginning of period	$9.19	$8.82	$5.74	$10.00

Income (loss) from investment operations:
Net investment loss	(0.04)	(0.06)	(0.06)	(0.09)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.33)	0.49	3.36	(4.17)

Total from investment operations	(0.37)	0.43	3.30	(4.26)

Less distributions:
Distributions from realized gains	—	(0.06)	(0.22)	—

Net asset value, end of period	$8.82	$9.19	$8.82	$5.74

Total return (b)	(4.13)%	5.05%	57.64%	(42.60)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$438,973	$486,608	$113,251	$21,937
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.67%	1.85%	1.85%	1.85%
After waivers, reimbursements and fees paid indirectly (a)	1.59%	1.75%	1.70%	1.73%
Before waivers, reimbursements and fees paid indirectly (a)	1.67%	1.85%	2.28%	3.77%
Ratio of net investment loss to average net assets:
After waivers and reimbursements (a)	(1.04)%	(1.05)%	(1.60)%	(1.54)%
After waivers, reimbursements and fees paid indirectly (a)	(0.96)%	(0.95)%	(1.45)%	(1.42)%
Before waivers, reimbursements and fees paid indirectly (a)	(1.04)%	(1.05)%	(2.03)%	(3.46)%
Portfolio turnover rate	75%	160%	169%	154%
Effect of contractual expense limitation during the period:
Per share benefit to net investment loss	$—	$—	$0.02	$0.13

*	Commencement of operations.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

FINANCIAL HIGHLIGHTS — (Concluded)

#	Per share amount is less than $0.01.

‡	Amount is less than 1%.

(a)	Ratios for periods less than one year are annualized.

(b)	Total returns for periods less than one year are not annualized.

(c)	Net investment income and capital changes are based on monthly average shares outstanding.

(e)	On May 19, 2001, this Portfolio received, through a substitution transaction, the assets and liabilities of the Alliance Conservative Investors Portfolio, EQ/Evergreen Foundation Portfolio, EQ/Putnam Balanced Portfolio, and Mercury World Strategy Portfolio that followed the same investment objectives as this Portfolio. Information prior to the year ended December 31, 2001 represents the results of operations of the EQ/Balanced Portfolio.

(f)	On November 22, 2002, this Portfolio received, through a substitution transaction, the assets and liabilities of the EQ/Alliance Growth Investors Portfolio that followed the same objectives as this Portfolio. Information prior to the year ended December 31, 2002 represents the results of operations of the EQ/Balanced Portfolio.

(g)	Reflects overall fund ratios for investment income and non-class specific expense.

(h)	Reflects purchases and sales from change in investment strategy due to reorganization.

(i)	On August 15, 2003, this Portfolio received, through a merger, the assets and liabilities of the EQ/High Yield Portfolio that followed the same investment objectives of this Portfolio. The information from January 1, 2000 through August 14, 2003 is that of the predecessor EQ/High Yield Portfolio. Information for the year ended December 31, 2003 includes the results of the operations of the predecessor EQ/High Yield Portfolio from January 1, 2003 through August 14, 2003.

(j)	On August 15, 2003, this Portfolio received, through a merger, the assets and liabilities of the EQ/Aggressive Stock Portfolio that followed the same investment objectives of this Portfolio. The information from January 1, 2000 through August 14, 2003 is that of the predecessor EQ/Aggressive Stock Portfolio. Information for the year ended December 31, 2003 includes the results of the operations of the predecessor EQ/Aggressive Stock Portfolio from January 1, 2003 through August 14, 2003.

(k)	On August 15, 2003, this Portfolio received, through a merger, the assets and liabilities of the EQ/Balanced Portfolio that followed the same investment objectives of this Portfolio. The information from January 1, 2000 through August 14, 2003 is that of the predecessor EQ/Balanced Portfolio. Information for the year ended December 31, 2003 includes the results of the operations of the predecessor EQ/Balanced Portfolio from January 1, 2003 through August 14, 2003.

(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

NOTES TO FINANCIAL STATEMENTS

June 30, 2005 (Unaudited)

Note 1 Organization and Selected Significant Accounting Policies

AXA Premier VIP Trust (the “Trust”) was organized as a Delaware business trust on October 2, 2001 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company with nine diversified Portfolios and seven non-diversified Portfolios (each a “Portfolio”). The non-diversified Portfolios are: AXA Conservative Allocation Portfolio, AXA Conservative-Plus Allocation Portfolio, AXA Moderate Allocation Portfolio, AXA Moderate-Plus Allocation Portfolio, AXA Aggressive Allocation Portfolio, AXA Premier VIP Health Care Portfolio, and AXA Premier VIP Technology Portfolio. The investment manager to each Portfolio is AXA Equitable Life Insurance Company (formerly The Equitable Life Assurance Society of the United States) (“Equitable” or the “Manager”). The day-to-day portfolio management of each Portfolio, other than the AXA Conservative Allocation Portfolio, AXA Conservative-Plus Allocation Portfolio, AXA Moderate Allocation Portfolio, AXA Moderate-Plus Allocation Portfolio and AXA Aggressive Allocation Portfolio (“AXA Allocation Portfolios”), is provided by one or more investment sub-advisers (each an “Adviser”).

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with their vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust. However, based on experience, the Trust and management expect that risk of loss to be remote.

The AXA Allocation Portfolios are types of mutual funds often described as “fund of funds.” Each AXA Allocation Portfolio pursues its investment objective by investing exclusively in other mutual funds managed by Equitable.

All of the Portfolios, except the AXA Allocation Portfolios, employ multiple Advisers. Each of the Advisers independently chooses and maintains a portfolio of securities for the Portfolio and each is responsible for investing a specific allocated portion of the Portfolio’s assets.

The Trust has the right to issue two classes of shares, Class A and Class B. The Class B shares are subject to distribution fees imposed under a distribution plan (“Distribution Plan”) adopted pursuant to Rule 12b-1 under the 1940 Act. Under the Trust’s multiple class distribution system, both classes of shares have identical voting, dividend, liquidation and other rights, other than the payment of distribution fees under the Distribution Plan. The Trust’s shares are currently sold only to insurance company separate accounts in connection with variable life insurance contracts and variable annuity certificates and contracts issued by Equitable, an indirect wholly-owned subsidiary of AXA, AXA Life and Annuity Company (“ALAC”), MONY Life Insurance Company (“MONY”) and MONY Life Insurance Company of America (“MONY America”), as well as insurance companies that are not affiliated with Equitable, ALAC, MONY or MONY America and to The Investment Plan for Employees, Managers and Agents. The Investment Plan for Employees, Managers and Agents is the primary shareholder of Class A for the AXA Aggressive Allocation Portfolio, AXA Premier VIP Health Care Portfolio, AXA Premier VIP Large Cap Core Equity Portfolio, AXA Premier VIP Large Cap Growth Portfolio, AXA Premier VIP Large Cap Value and AXA Premier VIP Technology Portfolio.

The investment objectives of each Portfolio are as follows:

AXA Conservative Allocation Portfolio — Seeks to achieve a high level of current income.

AXA Conservative-Plus Allocation Portfolio — Seeks to achieve current income and growth of capital, with a greater emphasis on current income.

AXA Moderate Allocation Portfolio — Seeks to achieve long-term capital appreciation and current income.

AXA PREMIER VIP TRUST

NOTES TO FINANCIAL STATEMENTS — (Continued)

June 30, 2005 (Unaudited)

AXA Moderate-Plus Allocation Portfolio — Seeks to achieve long-term capital appreciation and current income, with a greater emphasis on capital appreciation.

AXA Aggressive Allocation Portfolio — Seeks to achieve long-term capital appreciation.

AXA Premier VIP Aggressive Equity Portfolio (advised by Alliance Capital Management L.P. (“Alliance”) (an affiliate of Equitable), Marsico Capital Management LLC (“Marsico”), MFS Investment Management (“MFS”) and Legg Mason Capital Management, Inc. (“Legg Mason”)) — Seeks to achieve long-term growth of capital. Effective June 20, 2005, Legg Mason replaced Provident Investment Counsel, Inc. (“Provident”) as an Adviser for the AXA Premier VIP Aggressive Equity Portfolio.

AXA Premier VIP Core Bond Portfolio (advised by BlackRock Advisors, Inc. and Pacific Investment Management Company LLC (“PIMCO”)) — Seeks to achieve a balance of a high current income and capital appreciation, consistent with a prudent level of risk.

AXA Premier VIP Health Care Portfolio (advised by AIM Capital Management, Inc., RCM Capital Management LLC (“RCM”) and Wellington Management Company, LLP (“Wellington”)) — Seeks to achieve long-term growth of capital.

AXA Premier VIP High Yield Portfolio (advised by PIMCO and Post Advisory Group LLC (“Post”) — Seeks to achieve high total return through a combination of current income and capital appreciation. Effective June 27, 2005, Post replaced Alliance as an Adviser for the AXA Premier VIP High Yield Portfolio.

AXA Premier VIP International Equity Portfolio (advised by Alliance (Bernstein Unit), J.P. Morgan Investment Management Inc. (“JPMIM”) and Marsico) — Seeks to achieve long-term growth of capital.

AXA Premier VIP Large Cap Core Equity Portfolio (advised by Alliance (Bernstein Unit), Janus Capital Management LLC and Thornburg Investment Management, Inc.) — Seeks to achieve long-term growth of capital.

AXA Premier VIP Large Cap Growth Portfolio (advised by Alliance, RCM and TCW Investment Management Company (“TCW”)) — Seeks to achieve long-term growth of capital.

AXA Premier VIP Large Cap Value Portfolio (advised by Alliance, Institutional Capital Corporation and MFS) — Seeks to achieve long-term growth of capital.

AXA Premier VIP Small/Mid Cap Growth Portfolio (advised by Alliance, Provident and Franklin Advisers, Inc.) — Seeks to achieve long-term growth of capital.

AXA Premier VIP Small/Mid Cap Value Portfolio (advised by AXA Rosenberg Investment Management LLC (an affiliate of Equitable), Wellington and TCW) — Seeks to achieve long-term growth of capital.

AXA Premier VIP Technology Portfolio (advised by RCM, Firsthand Capital Management, Inc. and Wellington) — Seeks to achieve long-term growth of capital.

The following is a summary of the selected significant accounting policies of the Trust:

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

Valuation:

Stocks listed on national securities exchanges are valued at the last sale price or official closing price on the date of valuation or, if there is no sale or official closing price, at the latest available bid price. Other unlisted stocks are valued at their last sale price or official closing price or, if no reported sale occurs during the day, at a bid price estimated by a broker. Securities listed on the NASDAQ exchange

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June 30, 2005 (Unaudited)

will be valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the security is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price.

Convertible preferred stocks listed on national securities exchanges or included on the NASDAQ stock market are valued as of their last sale price or, if there is no sale, at the latest available bid price. Convertible bonds and unlisted convertible preferred stocks are valued at bid prices obtained from one or more of the major dealers in such securities. Where there is a discrepancy between dealers, values may be adjusted based on recent premium spreads to the underlying common stocks. Convertible bonds may be matrix-priced based upon the conversion value to the underlying common stocks and market premiums.

Mortgage-backed and asset-backed securities are valued at prices obtained from a bond pricing service where available, or at a bid price obtained from one or more of the major dealers in such securities. If a quoted price is unavailable, an equivalent yield or yield spread quote will be obtained from a broker and converted to a price.

Options, including options on futures that are traded on exchanges, are valued at their last sale price, and if the last sale price is not available then the previous day’s sale price is used. Options not traded on an exchange or actively traded are valued at fair value under the direction of the Board of Trustees (“Trustees”).

Long-term corporate bonds may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. The prices provided by a pricing service take into account many factors, including institutional size, trading in similar groups of securities and any developments related to specific securities; however, when such prices are unavailable, such bonds will be valued using broker quotes.

U.S. Treasury securities and other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, are valued at representative quoted prices.

Foreign securities, including foreign government securities, not traded directly, or in American Depositary Receipt (ADR) or similar form in the United States, are valued at representative quoted prices from the primary exchange in the currency of the country of origin.

Short-term investments which mature in 60 days or less are valued at amortized cost, which approximates market value. Short-term investments, which mature in more than 60 days, are valued at representative quoted prices.

Futures contracts are valued at their last sale price or, if there is no sale, at the latest available bid price.

Forward foreign exchange contracts are valued by interpolating between the forward and spot currency rates as quoted by a pricing service as of a designated hour on the valuation date.

Other securities and assets for which market quotations are not readily available or for which valuation can not be provided, are valued at fair value under the direction of the Trustees.

Investments in the AXA Allocation Portfolios are valued based on the net asset value per share of each underlying fund, which follow the policies as described above.

Pursuant to procedures approved by the Trustees, events or circumstances affecting the values of portfolio securities that occur between the closing of their principal markets and the time the net asset value is determined may be reflected, as by a method approved by the Trustees, in the Trust’s calculation of net asset values for each applicable Portfolio when the Trust’s Manager deems that the particular event or circumstance would materially affect such Portfolio’s net asset value.

Securities transactions are recorded on the trade date net of brokerage fees, commissions, and transfer fees. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

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June 30, 2005 (Unaudited)

Interest income (including amortization of premium and discount on long-term securities using the effective yield method) is accrued daily.

Realized gains and losses on the sale of investments are computed on the basis of the specific identification method of the investments sold. Unrealized appreciation (depreciation) on investments and foreign currency denominated assets and liabilities is presented net of deferred taxes on unrealized gains in the Statement of Assets and Liabilities.

Expenses attributable to a single Portfolio or class are charged to that Portfolio or class. Expenses of the Trust not attributable to a single Portfolio or class are charged to each Portfolio or class in proportion to the average net assets of each Portfolio or other appropriate allocation methods.

All income earned and expenses incurred by each Portfolio are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Portfolio represented by the daily net assets of such class, except for distribution fees which are charged on a class specific basis.

Foreign Currency Valuation:

The books and records of the Trust are kept in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at current exchange rates at the following dates:

(i)	market value of investment securities, other assets and liabilities - at the valuation date.

(ii)	purchases and sales of investment securities, income and expenses - at the date of such transactions.

The Portfolios do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on securities.

Net currency gains or losses realized and unrealized as a result of differences between interest or dividends, withholding taxes, forward foreign currency exchange contracts and foreign cash recorded on the Portfolio’s books and the U.S. dollar equivalent amount actually received or paid are presented under foreign currency transactions in the realized and unrealized gains and losses section of the Statements of Operations. Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from forward foreign currency contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on a Portfolio’s books and the U.S. dollar equivalent of amounts actually received or paid.

Taxes:

The Trust intends to comply with the requirements of the Internal Revenue Code of 1986, as amended (“Code”) applicable to regulated investment companies and to distribute substantially all of its net investment income and net realized capital gains to shareholders of each Portfolio. Therefore, no Federal income tax provision is required. Dividends from net investment income are declared and distributed at least annually for all Portfolios. Dividends from net realized short-term and long-term capital gains are declared and distributed at least annually to the shareholders of the Portfolios to which such gains are attributable. All dividends are reinvested in additional full and fractional shares of the related Portfolios. All dividends are distributed on a tax basis and, as such, the amounts may differ from financial statement investment income and realized capital gains. Those differences are primarily due to differing book and tax treatments for organization costs, forward foreign currency transactions, losses due to wash sales transactions, mark-to-market of forward contracts, mark-to-market of passive foreign investment companies and straddle transactions. In addition, short-term capital gains and foreign currency gains are treated as capital gains for accounting (book) purposes but are considered ordinary income for tax purposes. Net capital and net currency losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of the Portfolio’s next taxable year.

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NOTES TO FINANCIAL STATEMENTS — (Continued)

June 30, 2005 (Unaudited)

Fees Paid Indirectly:

For all Portfolios, the Board of Trustees has approved the payment of certain Trust expenses using brokerage service arrangements. These payments are reflected on the Statements of Operations. For the six months ended June 30, 2005, several Portfolios reduced expenses under these arrangements as follows:

Portfolios:	Amount
AXA Premier VIP Aggressive Equity	$1,370,221
AXA Premier VIP Health Care	35,729
AXA Premier VIP International Equity	212,149
AXA Premier VIP Large Cap Core Equity	16,844
AXA Premier VIP Large Cap Growth	29,912
AXA Premier VIP Large Cap Value	146,752
AXA Premier VIP Small/Mid Cap Growth	206,115
AXA Premier VIP Small/Mid Cap Value	219,997
AXA Premier VIP Technology	181,320

Securities Lending:

For all Portfolios, the Board of Trustees has approved the lending of portfolio securities, through its custodian bank, JPMorgan Chase Bank (“JPMorgan”), acting as lending agent, to certain approved broker-dealers in exchange for negotiated lenders’ fees. By lending investment securities, a Portfolio attempts to increase its net investment income through the receipt of interest on the cash equivalents held as collateral on the loan. Any gain or loss in the market price of the securities loaned that might occur and any interest earned or dividends declared during the term of the loan would be for the account of the Portfolio. Risks of delay in recovery of the securities or even loss of rights in the collateral may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. Any such loan of Portfolio securities will be continuously secured by collateral in cash or high grade debt securities at least equal at all times to the market value of the security loaned. JPMorgan will indemnify each Portfolio from any loss resulting from a borrower’s failure to return a loaned security when due. JPMorgan invests the cash collateral on behalf of the Portfolios and retains a portion of the interest earned. The net amount of interest earned, after the interest rebate, is included in the Statements of Operations as securities lending income. At June 30, 2005, the cash collateral received by each Portfolio for securities loaned was invested by JPMorgan and is summarized in the Portfolio of Investments. Each Portfolio has an individual interest equal to the amount of cash collateral contributed.

Repurchase Agreements:

Certain Portfolios may enter into repurchase agreements with qualified and Manager approved banks, broker-dealers or other financial institutions as a means of earning a fixed rate of return on their cash reserves for periods as short as overnight. A repurchase agreement is a contract pursuant to which a Portfolio, against receipt of securities of at least equal value including accrued interest, agrees to advance a specified sum to the financial institution which agrees to reacquire the securities at a mutually agreed upon time (usually one day) and price. Each repurchase agreement entered into by a Portfolio will provide that the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest. A Portfolio’s right to liquidate such securities in the event of a default by the seller could involve certain costs, losses or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase are less than the repurchase price, the Portfolio could suffer a loss.

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NOTES TO FINANCIAL STATEMENTS — (Continued)

June 30, 2005 (Unaudited)

Options Written:

Certain Portfolios may write (sell) covered options as a hedge to provide protection against adverse movements in the price of securities in the portfolio or to enhance investment performance. Certain Portfolios may purchase and sell exchange traded options on foreign currencies. When a Portfolio writes an option, an amount equal to the premium received by the Portfolio is recorded as a liability and is subsequently adjusted on a daily basis to the current market price of the option written. Premiums received from writing options which expire unexercised are recognized as gains on the expiration date. Premiums received from writing options which are exercised or are canceled in closing purchase transactions are offset against the cost of any securities purchased or added to the proceeds or netted against the amount paid on the transaction to determine the realized gain or loss. In writing options, a Portfolio must assume that the option may be exercised at any time prior to the expiration of its obligation as a writer, and that in such circumstances the net proceeds of the sale or cost of purchase of the underlying securities and currencies pursuant to the call or put option may be substantially below or above the prevailing market price. By writing a covered call option, a Portfolio, in exchange for the premium, foregoes the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase. A Portfolio also has the additional risk of not being able to enter into a closing purchase transaction if a liquid secondary market does not exist and bears the risk of unfavorable changes in the price of the financial instruments underlying the options. The Portfolios, however, are not subject to credit risk on written options as the counterparty has already performed its obligation by paying the premium at the inception of the contract.

Short Sales Against the Box:

Certain Portfolios may enter into a “short sale” of securities in circumstances in which, at the time the short position is open, the Portfolio owns at least an equal amount of the securities sold short or owns preferred stocks or debt securities, convertible or exchangeable without payment of further consideration, into at least an equal number of securities sold short. This kind of short sale, which is referred to as one “against the box,” may be entered into by the Portfolio to, for example, lock in a sale price for a security the Portfolio does not wish to sell immediately. The Portfolio will designate the segregation, either on its records or with the Trust’s custodian, of the securities sold short or convertible or exchangeable preferred stocks or debt securities sold in connection with short sales against the box. Not more than 10% of a Portfolio’s net assets may be held as collateral for short sales against the box at any one time. Liabilities for securities sold short are reported at market value in the financial statements. Such liabilities are subject to off-balance sheet risk to the extent of any future increases in market value of the securities sold short. The ultimate liability for securities sold short could exceed the liabilities recorded in the Statement of Assets and Liabilities. The Portfolio bears the risk of potential inability of the broker to meet their obligation to perform.

Futures Contracts, Options on Futures Contracts, Forward Commitments and Foreign Currency Exchange Contracts:

The futures contracts and options on futures contracts used by the Portfolios are agreements to buy or sell a financial instrument for a set price in the future. Certain Portfolios may buy or sell futures contracts and options on futures contracts for the purpose of protecting their portfolio securities against future changes in interest rates and indices which might adversely affect the value of the Portfolios’ securities or the price of securities that it intends to purchase at a later date. Initial margin deposits are made upon entering into futures contracts and options on futures contracts and can be in cash, certain money market instruments, treasury securities or other liquid, high grade debt securities. During the period the futures contracts and options on futures contracts are open, changes in the market price of the contracts are recognized as unrealized gains or losses by “marking-to-market” at the end of each trading day. Variation margin payments on futures contracts and options on futures contracts are received or made, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Portfolio’s basis in the contract. Should interest rates or indices move unexpectedly,

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June 30, 2005 (Unaudited)

the Portfolio may not achieve the anticipated benefits of the futures contracts and may incur a loss. The use of futures contracts transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Use of long futures contracts subjects the Portfolios to risk of loss in excess of the amounts shown on the Statement of Assets and Liabilities, up to the notional value of the futures contracts. Use of short futures contracts subjects the Portfolios to unlimited risk of loss. The Portfolios enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction, therefore, the Portfolio’s credit risk is limited to failure of the exchange or board of trade.

Certain Portfolios may make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time (“forward commitments”) if they designate the segregation, either on their records or with the Trust’s custodian, of cash or other liquid securities in an amount sufficient to meet the purchase price, or if they enter into offsetting contracts for the forward sale of other securities they own. These commitments are reported at market value in the financial statements. Forward commitments may be considered securities in themselves and involve a risk of loss if the value of the security to be purchased declines or if the value of the security to be sold increases prior to the settlement date, which is risk in addition to the risk of decline in value of the Portfolio’s other assets. Where such purchases or sales are made through dealers, a Portfolio relies on the dealer to consummate the sale. The dealer’s failure to do so may result in the loss to a Portfolio of an advantageous yield or price. Market risk exists on these commitments to the same extent as if the securities were owned on a settled basis and gains and losses are recorded and reported in the same manner. However, during the commitment period, these investments earn no interest or dividends.

Certain Portfolios may purchase foreign currency on a spot (or cash) basis. In addition, certain Portfolios may enter into contracts to purchase or sell foreign currencies at a future date (“forward contracts”). A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Daily fluctuations in the value of such contracts are recognized as unrealized appreciation or depreciation by “marking to market.” The gain or loss arising from the difference between the original contracts and the closing of such contracts is included in realized gains or losses from foreign currency transactions in the Statement of Operations. The Advisers may engage in these forward contracts to protect against uncertainty in the level of future exchange rates in connection with the purchase and sale of Portfolio securities (“transaction hedging”) and to protect the value of specific portfolio positions (“position hedging”). The Portfolios are subject to off-balance sheet risk to the extent of the value of the contracts for purchase of foreign currency and in an unlimited amount for sales of foreign currency.

Swaps:

Certain Portfolios may invest in swap contracts, which are derivatives in the form of a contract or other similar instrument which is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The payment streams are calculated by reference to a specified index and agreed upon notional amount. A Portfolio will usually enter into swaps on a net basis, i.e., the two return streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Portfolio receiving or paying, as the case may be, only the net amount of the two returns. A Portfolio’s obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Portfolio) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by designating the segregation, either on its records or with the Trust’s custodian, of cash or other liquid obligations. A Portfolio will not enter into any swap agreement unless the counterparty meets the rating requirements set forth in guidelines established by the Trust’s Board of Trustees. Swap agreements are stated at market value on the Statement of Assets and Liabilities. Swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized appreciation or depreciation in the Statement of Operations. A realized gain or loss is recorded upon payment or receipt of a periodic payment or termination of swap agreements. Notional principal amounts

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NOTES TO FINANCIAL STATEMENTS — (Continued)

June 30, 2005 (Unaudited)

are used to express the extent of involvement in these transactions, but the amount potentially subject to credit risk is much smaller.

Dollar Roll Transactions:

Certain Portfolios may enter into dollar roll transactions with financial institutions to take advantage of opportunities in the mortgage market. A dollar roll transaction involves a sale by a Portfolio of securities with a simultaneous agreement to repurchase substantially similar securities at an agreed-upon price at a future date. The securities repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. Dollar roll transactions involve the risk that the market value of the securities sold by the Portfolio may decline below the repurchase price of the similar securities. None of the Portfolios had dollar roll transactions outstanding at June 30, 2005.

Market and Credit Risk:

Written options, futures contracts, forward commitments, forward foreign currency exchange contracts and swaps involve elements of both market and credit risk in excess of the amounts reflected in the Statements of Assets and Liabilities. The risk involved in writing an option on a security is that, if the option is exercised, the underlying security is then purchased or sold by the Portfolio at the contract price, which could be disadvantageous relative to the market price. The Portfolio bears the market risk, which arises from any changes in security values. The credit risk for futures contracts and exchange traded options is limited to failure of the exchange or board of trade which acts as the counterparty to the Portfolio’s futures transactions. Forward commitments, forward foreign currency exchange contracts, over-the-counter options and swaps are done directly with the counterparty and not through an exchange and can be terminated only by agreement of both parties to such contracts. With respect to such transactions there is no daily margin settlement and the Portfolio is exposed to the risk of default by the counterparty.

Note 2 Management of the Trust

The Trust has entered into two separate investment management agreements (the “Management Agreements”) with Equitable. The Management Agreement for the Portfolios (other than the AXA Allocation Portfolios) obligates the Manager to: (i) provide investment management services to the Trust; (ii) select the sub-advisers for each portfolio: (iii) monitor each sub-adviser’s investment programs and results; (iv) review brokerage matters: (v) oversee the Trust’s compliance with various federal and state statutes; and (vi) carry out the directives of the Board of Trustees. The Management Agreement for the AXA Allocation Portfolios obligates the Manager to: (i) provide investment management and advisory services; (ii) render investment advice concerning the underlying portfolios in which to invest and the appropriate allocations for each of the AXA Allocation Portfolios; (iii) review brokerage matters; (iv) oversee the Trust’s compliance with various federal and state statutes; and (v) carry out the directives of the Board of Trustees. For the six months ended June 30, 2005, for its services under the Management Agreements, the Manager was entitled to receive an annual fee as a percentage of average daily net assets, for each of the following Portfolios, calculated daily and payable monthly as follows:

Portfolios:	Management Fee
AXA Conservative Allocation	0.10% of average daily net assets
AXA Conservative-Plus Allocation	0.10% of average daily net assets
AXA Moderate Allocation	0.10% of average daily net assets
AXA Moderate-Plus Allocation	0.10% of average daily net assets
AXA Aggressive Allocation	0.10% of average daily net assets

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NOTES TO FINANCIAL STATEMENTS — (Continued)

June 30, 2005 (Unaudited)

	(as a percentage of average daily net assets)
Portfolios:	First $1.5 Billion	Next $1 Billion	Next $1 Billion	Next $2.5 Billion	Thereafter
AXA Premier VIP Core Bond	0.600%	0.575%	0.550%	0.525%	0.500%

	First $1 Billion	Next $1 Billion	Next $3 Billion	Next $5 Billion	Thereafter
AXA Premier VIP Aggressive Equity	0.650%	0.600%	0.575%	0.550%	0.525%
AXA Premier VIP Health Care	1.200	1.150	1.125	1.100	1.075
AXA Premier VIP International Equity	1.050	1.000	0.975	0.950	0.925
AXA Premier VIP Large Cap Core Equity	0.900	0.850	0.825	0.800	0.775
AXA Premier VIP Large Cap Growth	0.900	0.850	0.825	0.800	0.775
AXA Premier VIP Large Cap Value	0.900	0.850	0.825	0.800	0.775
AXA Premier VIP Small/Mid Cap Growth	1.100	1.050	1.025	1.000	0.975
AXA Premier VIP Small/Mid Cap Value	1.100	1.050	1.025	1.000	0.975
AXA Premier VIP Technology	1.200	1.150	1.125	1.100	1.075

	First $750 Million	Next $750 Million	Next $1 Billion	Next $2.5 Billion	Thereafter
AXA Premier VIP High Yield	0.600%	0.575%	0.550%	0.530%	0.520%

On behalf of the Trust, the Manager has entered into investment advisory agreements (“Advisory Agreements”) with each of the Advisers. Each of the Advisory Agreements obligates the Advisers for the respective Portfolios to: (i) continuously furnish investment programs for the Portfolios; (ii) place all orders for the purchase and sale of investments for the Portfolios with brokers or dealers selected by the Manager or the respective Advisers; and (iii) perform certain limited related administrative functions in connection therewith. The Manager pays the expenses of providing investment advisory services to the Portfolios, including the fees of the Advisers of each Portfolio.

Note 3 Administrative Fees

Pursuant to an administrative agreement, Equitable (“Administrator”) provides the Trust with necessary administrative services. In addition, the Administrator makes available the office space, equipment, personnel and facilities required to provide such administrative services to the Trust. For these administrative services, the Trust pays Equitable a fee at an annual rate of 0.15% of the Trust’s total average net assets plus $35,000 per Portfolio and an additional $35,000 for each portion of the Portfolio for which separate administrative services are provided (e.g., portions of a Portfolio allocated to separate Advisers and/or managed in a discrete style).

Pursuant to a sub-administration arrangement with Equitable, J.P. Morgan Investors Services Co. (“Sub-administrator”) provides the Trust with administrative services, including monitoring of portfolio compliance and portfolio accounting services.

Note 4 Custody Fees

JPMorgan, an affiliate of J.P. Morgan Investors Services Co., serves as custodian of the Trust’s portfolio securities and other assets. Under the terms of the Custody Agreement between the Trust and JPMorgan, JPMorgan maintains cash, securities and other assets of the Portfolios. JPMorgan is also required, upon the order of the Trust, to deliver securities held by JPMorgan, and make payments for securities purchased by the Trust. JPMorgan has also entered into sub-custodian agreements with a number of foreign banks and clearing agencies, pursuant to which portfolio securities purchased outside the U.S. are maintained in the custody of these entities.

Note 5 Distribution Plans

The Trust has entered into distribution agreements with AXA Advisors, LLC (“AXA Advisors”) and AXA Distributors, LLC (“AXA Distributors”), both indirect wholly-owned subsidiaries of Equitable

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NOTES TO FINANCIAL STATEMENTS — (Continued)

June 30, 2005 (Unaudited)

(collectively, the “Distributors”), pursuant to which the Distributors serve as the principal underwriters of the Class A and Class B shares of the Trust. The Trust has adopted in the manner prescribed under Rule 12b-1 under the 1940 Act a plan of distribution pertaining to the Class B shares of the Trust (“Distribution Plan”). The Distribution Plan provides that each Distributor will be entitled to receive a maximum distribution fee at the annual rate of 0.50% of the average daily net assets attributable to the Trust’s Class B shares for which it provides service. The distribution agreements, however, limit payments for services provided under the Distribution Plan to an annual rate of 0.25% of the average daily net assets attributable to the Trust’s Class B shares. The Trust’s Class A shares are not subject to such fees.

Note 6 Expense Limitation

Pursuant to a contract, Equitable has agreed to make payments or waive its fees to limit the expenses of each Portfolio through April 30, 2006 (“Expense Reimbursement Agreement”). The Manager first waives its management fees, then waives its administration fees, and then reimburses the Portfolio’s expenses out of its own resources. Equitable may be reimbursed the amount of any such payments and waivers in the future provided that the payments and waivers are reimbursed within three years of the payment or waiver being made and the combination of the Portfolio’s expense ratio and such reimbursements do not exceed the Portfolio’s expense ratio cap. If the actual expense ratio is less than the expense cap and Equitable has recouped any eligible previous payments and waivers made, the Portfolio will be charged such lower expenses. The expenses as a percentage of daily average net assets (excluding the 0.25% annual fee under the Trust’s Class B Distribution Plan) for each Portfolio are limited to:

Portfolios:
AXA Conservative Allocation	0.10%
AXA Conservative-Plus Allocation	0.10%
AXA Moderate Allocation	0.10%
AXA Moderate-Plus Allocation	0.10%
AXA Aggressive Allocation	0.10%
AXA Premier VIP Core Bond	0.70%
AXA Premier VIP Health Care	1.60%
AXA Premier VIP International Equity	1.55%
AXA Premier VIP Large Cap Core Equity	1.10%
AXA Premier VIP Large Cap Growth	1.10%
AXA Premier VIP Large Cap Value	1.10%
AXA Premier VIP Small/Mid Cap Growth	1.35%
AXA Premier VIP Small/Mid Cap Value	1.35%
AXA Premier VIP Technology	1.60%

During the six months ended June 30, 2005, the Manager received $987,362 in reimbursement. At June 30, 2005, under the Expense Limitation Agreement, the amount that would be recoverable from each Portfolio is as follows:

	Amount Eligible through				Total Eligible for Reimbursement
Portfolios:	2005	2006	2007	2008
AXA Conservative Allocation	$—	$37,420	$209,274	$166,818	$413,512
AXA Conservative-Plus Allocation	—	38,850	290,018	269,363	598,231
AXA Moderate Allocation	—	3,080,787	7,543,344	4,579,186	15,203,317
AXA Moderate-Plus Allocation	—	42,721	801,029	1,157,729	2,001,479
AXA Aggressive Allocation	—	37,956	309,575	299,569	647,100
AXA Premier VIP Core Bond	212,591	1,112,891	1,360,744	764,666	3,450,892
AXA Premier VIP Large Cap Core Equity	114,143	286,565	194,463	82,848	678,019

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NOTES TO FINANCIAL STATEMENTS — (Continued)

June 30, 2005 (Unaudited)

	Amount Eligible through				Total Eligible for Reimbursement
Portfolios:	2005	2006	2007	2008
AXA Premier VIP Large Cap Growth	151,407	356,211	184,899	59,511	752,028
AXA Premier VIP Large Cap Value	155,569	360,659	178,587	47,308	742,123
AXA Premier VIP Small/Mid Cap Growth	—	184,626	—	—	184,626

The AXA Allocation Portfolios invest exclusively in shares of other mutual funds (the “Underlying Portfolios”) managed by Equitable. Therefore, each AXA Allocation Portfolio, in addition to its own expenses such as management fees, bears its pro-rata share of the fees and expenses incurred by the Underlying Portfolios and the investment return of each AXA Allocation Portfolio is reduced by each Underlying Portfolio’s expenses. The range of expenses (as a percentage of average net assets) incurred indirectly in connection with each AXA Allocation Portfolio’s investments in Underlying Portfolios is:

Portfolios:	Range of Expenses
AXA Conservative Allocation	0.65% to 0.90%
AXA Conservative-Plus Allocation	0.65% to 0.90%
AXA Moderate Allocation	0.80% to 1.05%
AXA Moderate-Plus Allocation	0.90% to 1.15%
AXA Aggressive Allocation	0.90% to 1.15%

Thus, the net expense ratio of the Class A shares and the Class B shares of each AXA Allocation Portfolio, including the AXA Allocation Portfolio’s direct and indirect expenses, would range from:

Portfolios:	Class A	Class B
AXA Conservative Allocation	0.75% to 1.00%	1.00% to 1.25%
AXA Conservative-Plus Allocation	0.75% to 1.00%	1.00% to 1.25%
AXA Moderate Allocation	0.90% to 1.15%	1.15% to 1.40%
AXA Moderate-Plus Allocation	1.00% to 1.25%	1.25% to 1.50%
AXA Aggressive Allocation	1.00% to 1.25%	1.25% to 1.50%

Absent this arrangement, the total expense ratio of the Class A shares and the Class B shares of each AXA Allocation Portfolio would range from:

Portfolios:	Class A	Class B
AXA Conservative Allocation	1.15% to 1.41%	1.41% to 1.66%
AXA Conservative-Plus Allocation	1.10% to 1.30%	1.35% to 1.60%
AXA Moderate Allocation	1.06% to 1.31%	1.31% to 1.56%
AXA Moderate-Plus Allocation	1.20% to 1.45%	1.45% to 1.70%
AXA Aggressive Allocation	1.29% to 1.54%	1.54% to 1.79%

This information is based on a weighted-average range of the expense ratios since the average assets of each AXA Allocation Portfolio invested in Underlying Portfolios will fluctuate. The total expense ratios may be higher or lower depending on the allocation of an AXA Allocation Portfolio’s assets among Underlying Portfolios and the actual expenses of the Underlying Portfolios. An investor could realize lower overall expenses by allocating investments directly to the Underlying Portfolios.

Note 7 Trustees Deferred Compensation Plan

A deferred compensation plan (the “Plan”) for the benefit of the Independent Trustees has been adopted by the Trust. Under the Plan, each Trustee may defer payment of all or part of the fees payable for such Trustee’s services. Each Trustee may defer payment of such fees until their retirement as a Trustee or until the earlier attainment of a specified age. Fees deferred under the Plan, together with accrued earnings thereon, will be disbursed to a participating Trustee in monthly installments over a five to twenty year period elected by such Trustee. At June 30, 2005, the total amount deferred by the Trustees participating in the Plan was $259,642.

AXA PREMIER VIP TRUST

NOTES TO FINANCIAL STATEMENTS — (Continued)

June 30, 2005 (Unaudited)

Note 8 Percentage of Ownership

At June 30, 2005, Equitable held investments in each of the Portfolios as follows:

Portfolios:	Percentage of Ownership
AXA Conservative Allocation	0.18%
AXA Conservative-Plus Allocation	0.11
AXA Moderate-Plus Allocation	0.01
AXA Aggressive Allocation	0.07
AXA Premier VIP Core Bond	0.03
AXA Premier VIP Health Care	0.57
AXA Premier VIP International Equity	0.08
AXA Premier VIP Large Cap Core Equity	3.84
AXA Premier VIP Large Cap Growth	1.67
AXA Premier VIP Large Cap Value	0.35
AXA Premier VIP Small/Mid Cap Growth	0.72
AXA Premier VIP Small/Mid Cap Value	0.04
AXA Premier VIP Technology	1.54

The following table represents the percentage of ownership that each AXA Allocation Portfolio has in the Underlying Portfolios’ net assets as of June 30, 2005.

Portfolios:	AXA Conservative Allocation		AXA Conservative- Plus Allocation		AXA Moderate Allocation	AXA Moderate- Plus Allocation	AXA Aggressive Allocation
AXA Premier VIP Aggressive Equity	0.14%		0.51%		23.53%	7.01%	1.38%
AXA Premier VIP Core Bond	3.86		4.73		38.38	10.86	0.95
AXA Premier VIP High Yield	0.52		0.86		28.01	4.09	—
AXA Premier VIP International Equity	—		—		—	44.36	5.69
AXA Premier VIP Small Mid/ Cap Growth	—		—	#	34.84	9.97	—	#
AXA Premier VIP Small Mid/ Cap Value	—	#	—	#	51.76	12.08	—	#
EQ/Alliance Large Cap Growth	—		—		33.94	1.64	0.69
EQ/Alliance Quality Bond	1.18		1.46		60.53	3.32	0.26
EQ/Bernstein Diversified Value	0.91		2.43		0.54	2.29	2.97
EQ/Capital Guardian International	—		—		—	12.29	1.65
EQ/Lazard Small Cap Value	—		0.53		16.45	3.29	2.93
EQ/Long Term Bond	7.63		9.21		7.41	9.63	—
EQ/Marsico Focus	0.45		2.34		21.72	6.58	3.29
EQ/Mercury Basic Value Equity	0.21		0.62		20.42	11.48	1.07
EQ/Mercury International Value	—		—		—	0.53	3.51
EQ/Short Duration Bond	12.98		28.28		19.65	20.30	—
EQ/Van Kampen Emerging Markets Equity	—		—		—	0.71	2.33

#	Percentage of ownership is less than 0.005%.

AXA PREMIER VIP TRUST

NOTES TO FINANCIAL STATEMENTS — (Concluded)

June 30, 2005 (Unaudited)

Note 9 Substitution and Reorganization Transactions

After the close of business on May 14, 2004, AXA Premier VIP Technology Portfolio acquired the net assets of the EQ/Technology Portfolio, pursuant to a Plan of Reorganization and Termination. For accounting purposes, this transaction is treated as a merger. The reorganization was accomplished by a tax-free exchange of 1,783,713 Class A shares and 37,175,180 Class B shares of AXA Premier VIP Technology Portfolio (valued at $14,858,572 and $307,792,145, respectively) for the 3,610,198 Class IA shares and 75,587,326 Class IB shares of EQ/Technology Portfolio outstanding on May 14, 2004. EQ/Technology Portfolio’s net assets at that date ($322,650,717) were combined with those of AXA Premier VIP Technology Portfolio. The aggregate net assets of AXA Premier VIP Technology Portfolio and EQ/Technology Portfolio immediately before the reorganizations were $136,349,958 and $322,650,717, respectively, resulting in combined net assets of $459,000,675.

APPROVALS OF INVESTMENT MANAGEMENT AND INVESTMENT ADVISORY AGREEMENTS DURING THE SIX-MONTH PERIOD ENDED JUNE 30, 2005 (UNAUDITED)

The Board of Trustees, including the Independent Trustees, unanimously approved the proposed Investment Advisory Agreements between AXA Equitable and each new Adviser (each, an “Advisory Agreement” or “Agreement”) with respect to the Portfolio listed in the table below, effective as of the dates indicated.

Portfolio	Agreements Approved by the Trust’s Board of Trustees with respect to the Portfolio
AXA Premier VIP Aggressive Equity*	Advisory Agreement with Legg Mason Capital Management, Inc. (“Legg Mason”), effective as of June 20, 2005.

AXA Premier VIP High Yield**	Advisory Agreement with Post Advisory Group, LLC (“Post”), effective as of June 24, 2005.

*	Marsico Capital Management, LLC and MFS Investment Management also serve as subadvisers to this Portfolio. Their advisory contracts with respect to the Portfolio and the Investment Management Agreement with the Manager are not included in the table because the Board did not take any action with respect to those agreements during the six-month period ended June 30, 2005.

**	Pacific Investment Management Company LLC also serves as a subadviser to this Portfolio. Its advisory contract with respect to the Portfolio and the Investment Management Agreement with the Manager are not included in the table because the Board did not take any action with respect to those agreements during the six-month period ended June 30, 2005.

In approving each Agreement, the Board considered the overall fairness of the Agreement and whether the Agreement was in the best interest of the affected Portfolio. In this connection, the Board considered factors it deemed relevant with respect to each Portfolio, including as applicable: (1) the nature, quality and extent of the services to be provided to the Portfolio by the new Adviser and its respective affiliates; (2) the new Adviser’s investment process, personnel and operations; (3) the new Adviser’s financial condition; (4) the adequacy of the new Adviser’s compliance program and records; (5) the performance of similar portfolios managed by the new Adviser as compared to an appropriate benchmark and/or peer group; (6) the level of the new Adviser’s proposed advisory fee; (7) the anticipated effect of growth and size on the Portfolio’s performance and expenses; (8) “fall-out” benefits to be realized by the new Adviser and its respective affiliates (i.e., any direct or indirect benefits to be derived by the new Adviser and its respective affiliates from the new Adviser’s relationship with the Trust); (9) to the extent information was available, the estimated profitability of the new Adviser under its Agreement; and (10) possible conflicts of interest. In considering each Agreement, the Board did not identify any single factor or information as all-important or controlling.

In connection with its deliberations, the Board received information from the Manager and each new Adviser regarding the factors set forth above and met with senior representatives of the Manager to discuss the proposed Agreements. The Independent Trustees were assisted by independent counsel during their deliberations.

The Board, in examining the nature and quality of the services to be provided by each new Adviser to the Portfolios, considered each new Adviser’s experience in serving as an investment adviser for portfolios similar to the Portfolio it would advise. The Board noted the responsibilities that each new Adviser would have as a subadviser to its Portfolio. In particular, the Board considered that each new Adviser would be responsible for making investment decisions on behalf of its allocated portion of the Portfolio it would advise, placing all orders for the purchase and sale of investments for its allocated portion of the Portfolio it would advise with brokers or dealers, and performing related administrative functions. In addition, the Board reviewed requested information regarding each new Adviser’s investment process and the background of each portfolio manager who would provide services to the Portfolios. The Board also reviewed information regarding the adequacy of each new Adviser’s compliance program and its results. Further, the Board reviewed financial information regarding each new Adviser.

As discussed further below with respect to each Portfolio, the Board also considered the short-, intermediate- and long-term performance of similar portfolios advised by the new Advisers relative to their benchmarks and/or the average of their peer groups. The Board generally considered the long-term performance of the similar portfolios to be more important in its evaluation than the short-term performance.

The Board reviewed the proposed fees payable under each Agreement. In this connection, the Board evaluated, to the extent information was available, each new Adviser’s costs and profitability in providing services to the Portfolios, including the costs associated with the research and investment processes, personnel, systems and equipment necessary to perform its functions. The Board determined that the Manager’s management fee and the Portfolios’ overall expense ratios, which were not expected to change as a result of the appointment of the new Advisers since their fees are paid by the Manager and not the Portfolios, generally were more significant to the Board’s evaluation of the fees and expenses paid by the Portfolios than each new Adviser’s costs and profitability. The Board also examined the fees charged to similar portfolios advised by the new Adviser and fees charged to similar portfolios that are advised by other investment advisers that serve as underlying funds for variable insurance products.

As part of its evaluation of each new Adviser’s compensation, the Board also considered other benefits that may be realized by each new Adviser and its respective affiliates from the new Adviser’s relationship with the Trust. In this connection, the Board noted, among other things, that Legg Mason also serves as an Adviser to another affiliated portfolio managed by AXA Equitable and receives advisory fees for providing services to that portfolio. The Board also noted that each new Adviser, through its relationship as an Adviser to a Portfolio, may engage in soft dollar transactions. In this regard, the Board considered each new Adviser’s procedures for executing portfolio transactions for the Portfolios and each new Adviser’s policies and procedures for the selection of brokers and dealers and for obtaining research from those brokers and dealers. In addition, the Board recognized that the new Advisers to the Portfolios may be affiliated with registered broker-dealers, which may from time to time receive brokerage commissions from the Portfolios in connection with the purchase and sale of portfolio securities, provided, however, that those transactions, among other things, must be consistent with best execution. Finally, the Board recognized that affiliates of the new Advisers may sell, and earn sales commissions from, insurance products, the proceeds of which are invested in the Portfolios.

The Board also considered conflicts of interest that may arise between the Trust and the Advisers in connection with the services they provide to the Trust and the various relationships that they and their affiliates may have with the Trust. For example, actual or potential conflicts of interest may arise as a result of an Adviser having responsibility for multiple accounts (including the Portfolio it advises), such as devotion of unequal time and attention to the management of the accounts, inability to allocate limited investment opportunities across accounts and incentive to allocate opportunities to an account where the Adviser has a greater financial incentive, such as a performance fee account. In this connection, the Board also considered the manner in which such conflicts are addressed by the Advisers.

Based on these considerations, the Board was satisfied, with respect to each Portfolio that: (1) the Portfolio was reasonably likely to benefit from the nature, quality and extent of the new Adviser’s services; (2) the Portfolio was reasonably likely to benefit from the new Adviser’s investment process, personnel and operations; (3) the new Adviser has the resources to provide the services and to carry out its responsibilities under its Agreement; and (4) the new Adviser has an adequate compliance program. The Board also reached the determinations described below with respect to each new Adviser’s compensation, including any direct or indirect benefits derived by them and their respective affiliates, and performance with respect to each Portfolio. Based on the foregoing and the information described below, the Board, including the Independent Trustees, approved each Agreement with respect to the relevant Portfolio.

AXA Premier VIP Aggressive Equity Portfolio

With respect to the AXA Premier VIP Aggressive Equity Portfolio, the Board considered that (1) the proposed advisory fee was among the lowest fee rates paid to the new Adviser by similar portfolios for which it serves as subadviser; and (2) the similar portfolios advised by the new Adviser had outperformed their benchmark and the average of their peer group for the three-, five- and ten-year periods ended April 30, 2005, but had underperformed their benchmark and peer group for the one-year period ended on that date. The Board was satisfied that the new Adviser’s compensation, including any direct or indirect benefits to be derived by it or its affiliates, is fair and reasonable and that the performance of the new Adviser’s similar portfolios generally was reasonable in relation to the performance of their benchmark and peer group.

AXA Premier VIP High Yield Portfolio

With respect to the AXA Premier VIP High Yield Portfolio, the Board considered that (1) the proposed advisory fee is lower than the advisory fee rates paid to the new Adviser by similar portfolios for which it serves as subadviser; and (2) the similar portfolios advised by the new Adviser outperformed their benchmark in each of the last three calendar years, which were the only years during which Post advised accounts regarding high yield portfolios. The Board was satisfied that the new Adviser’s compensation, including any direct or indirect benefits to be derived by it or its affiliates, is fair and reasonable and that the performance of the new Adviser’s similar accounts generally was reasonable in relation to the performance of their benchmark.

MANAGEMENT OF THE TRUST (UNAUDITED)

The Trust’s Board has the responsibility for the overall management of the Trust and the Portfolios, including general supervision and review of the Portfolios’ investment activities and their conformity with Delaware law and the stated policies of the Portfolios. The Board elects the officers of the Trust who are responsible for administering the Trust’s day-to-day operations. The Trustees and officers of the Trust, together with information as to their principal business occupation during the last five years, and other information are shown below.

The Trustees and Officers

Name, Address and Age	Position(s) Held With Trust	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Complex Overseen by Trustee	Other Directorships Held by Trustee
Interested Trustee

Steven M. Joenk* 1290 Avenue of the Americas, New York, New York (46)	Trustee, Chairman, President and Chief Executive Officer	Trustee and Chairman from September 2004 to present; Chief Executive Officer from December 2002 to present; President from November 2001 to present.	From July 1999 to present, Senior Vice President of AXA Financial; from September 2004 to present, President of AXA Financial’s Funds Management Group; since 2004, chairman and president of Enterprise Capital Management, Inc., co-chairman of Enterprise Funds Distributor, Inc. and a director of MONY Capital Management Inc., Matrix Private Equities, Inc., Matrix Capital Markets Group Inc., 1740 Advisers, Inc., MONY Asset Management Inc., MONY Financial Resources of the Americas Limited (Jamaica), MONY International Life Insurance Co. (Argentina), MONY Bank & Trust Company of the Americas Ltd. (Cayman Islands) and MONY Consultoria de Correlagem de Seguros Ltd. (Brazil).	113	None

Independent Trustees

Gerald C. Crotty c/o AXA Premier VIP Trust 1290 Avenue of the Americas, New York, New York (53)	Trustee	From November 2001 to present	Co-founder and director of Weichert Enterprise, a private and public equity market investment firm; co-founder of Excelsior Ventures Management, a private equity and venture capital firm; from 1991 to 1998, held various positions with ITT Corporation, including President and COO of ITT Consumer Financial Corp. and Chairman, President and CEO of ITT Information Services.	30	From 2002 to present. Director of Access IT Integrated Technologies, Inc.

*	Affiliated with the Manager and Distributors.

**	Each Trustee serves until his or her resignation or retirement. Each officer is elected on an annual basis.

Name, Address and Age	Position(s) Held With Trust	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Complex Overseen by Trustee	Other Directorships Held by Trustee
Independent Trustees (Continued)

Barry Hamerling c/o AXA Premier VIP Trust 1290 Avenue of the Americas, New York, New York (59)	Trustee	From November 2001 to present	Since 1998, Managing Partner of Premium Ice Cream of America; Since 2003, Managing Partner of Premium Salads; from 1970 to 1998, President of Ayco Co. L.P., the largest independent financial counseling firm in the United States.	30	None

Cynthia R. Plouché c/o AXA Premier VIP Trust 1290 Avenue of the Americas, New York, New York (48)	Trustee	From November 2001 to present	Since April 2003, Managing Director of Blaylock Abacus Asset Management, Inc.; prior thereto, founder, Chief Investment Officer and Managing Director of Abacus Financial Group, a manager of fixed income portfolios for institutional clients.	30	None

Rayman Louis Solomon c/o AXA Premier VIP Trust 1290 Avenue of the Americas, New York, New York (58)	Trustee	From November 2001 to present	Since 1998, Dean and a Professor of Law at Rutgers University School of Law; prior thereto, an Associate Dean for Academic Affairs at Northwestern University School of Law.	30	None

Name, Address and Age Officers	Position(s) Held With Trust	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years
Officers

Steven M. Joenk 1290 Avenue of the Americas, New York, New York (46)	Trustee, Chairman, President and Chief Executive Officer	Trustee and Chairman from September 2004 to present; Chief Executive Officer from December 2002 to present; President from November 2001 to present	From July 1999 to present, Senior Vice President of AXA Financial; from September 2004 to present, President of AXA Financial’s Funds Management Group; since 2004, chairman and president of Enterprise Capital Management, Inc., co-chairman of Enterprise Funds Distributor, Inc. and a director of MONY Capital Management Inc., Matrix Private Equities, Inc., Matrix Capital Markets Group Inc., 1740 Advisers, Inc., MONY Asset Management Inc., MONY Financial Resources of the Americas Limited (Jamaica), MONY International Life Insurance Co. (Argentina), MONY Bank & Trust Company of the Americas Ltd. (Cayman Islands) and MONY Consultoria de Correlagem de Seguros Ltd. (Brazil).

*	Affiliated with the Manager and Distributors.

**	Each Trustee serves until his or her resignation or retirement. Each officer is elected on an annual basis.

Name, Address and Age	Position(s) Held With Trust	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years
Officers (Continued)

Patricia Louie, Esq. 1290 Avenue of the Americas, New York, New York (49)	Vice President, Secretary, and Anti-Money Laundering Compliance Officer	Anti-Money Laundering Compliance Officer from September 2002 to present; Vice President and Secretary from November 2001 to present	From May 2003 to present, Vice President and Associate General Counsel of AXA Financial and AXA Equitable; from July 1999 to May 2003, Vice President and Counsel of AXA Financial and AXA Equitable.

Kenneth T. Kozlowski 1290 Avenue of the Americas, New York, New York (43)	Chief Financial Officer and Treasurer	Chief Financial Officer from December 2002 to present; Treasurer from November 2001 to present	From February 2001 to present, Vice President of AXA Financial; from July 2004 to present, a director of Enterprise Capital Management, Inc.; from October 1999 to February 2001, Assistant Vice President of AXA Financial.

Kenneth B. Beitler 1290 Avenue of the Americas, New York, New York (46)	Vice President	From November 2001 to present	From February 2003 to present, Vice President of AXA Financial; from February 2002 to February 2003, Assistant Vice President of AXA Financial; from May 1999 to February 2002, Senior Investment Analyst of AXA Financial.

Mary E. Cantwell 1290 Avenue of the Americas, New York, New York (43)	Vice President	From November 2001 to present	From February 2001 to present, Vice President of AXA Financial; from July 2004 to present, a director of Enterprise Capital Management, Inc.; from September 1997 to January 2001, Assistant Vice President, Office of the Chief Investment Officer of AXA Financial.

Brian E. Walsh 1290 Avenue of the Americas, New York, New York (37)	Vice President and Assistant Treasurer	Vice President from December 2002 to present; Assistant Treasurer from November 2001 to present	From February 2003 to present, Vice President of AXA Financial and AXA Equitable; from January 2001 to February 2003, Assistant Vice President of AXA Financial and AXA Equitable; from December 1999 to January 2001, Senior Fund Administrator of AXA Financial and AXA Equitable.

Andrew S. Novak, Esq. 1290 Avenue of the Americas, New York, New York (37)	Vice President and Assistant Secretary	Vice President from March 2005 to present; Assistant Secretary from September 2002 to present	From May 2003 to present, Vice President and Counsel of AXA Financial and AXA Equitable; from May 2002 to May 2003, Counsel of AXA Financial and AXA Equitable; from May 2001 to April 2002, Associate General Counsel and Chief Compliance Officer of Royce & Associates, Inc.; from August 1997 to August 2000, Vice President and Assistant General Counsel of Mitchell Hutchins Asset Management.

Anthony Dasrath 1290 Avenue of the Americas, New York, New York (30)	Assistant Anti-Money Laundering Compliance Officer	From March 2005 to present	From June 2004 to present, Compliance Manager and Assistant Anti-Money Laundering Compliance Officer of AXA Financial; from December 2001 to June 2004, Senior Accountant, Separate Accounts of AXA Financial; from November 2001 to December 2001 Consultant with Lord Abbett & Co. Prior thereto, a Mutual Fund Product Controller, J.P. Morgan Chase & Co. Incorporated.

*	Affiliated with the Manager and Distributors.

**	Each Trustee serves until his or her resignation or retirement. Each officer is elected on an annual basis.

PROXY VOTING POLICIES AND PROCEDURES (UNAUDITED)

A description of the policies and procedures that the Portfolios use to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling a toll-free number at 1-888-292-4492 and (ii) on the Securities and Exchange Commission’s website at http://www.sec.gov.

Information regarding how the Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2005 is available (i) on the Trust’s proxy voting information website at http://www.axaonline.com (go to “Tools & Calculators” and click on “Proxy Voting” box under the “Investing Tools” column) and (ii) on the Securities and Exchange Commission’s website at http:// www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS INFORMATION (UNAUDITED)

The Portfolios file their complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Portfolios’ Forms N-Q are available on the Securities and Exchange Commission’s website at http://www.sec.gov and may also be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Item 2. Code of Ethics.

Not required

Item 3. Audit Committee Financial Expert.

Not required.

Item 4. Principal Accountant Fees and Services.

Not required

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Not applicable. – Complete schedule included in Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-end Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Disclosures.

(a)	The registrant’s certifying officers have evaluated the registrant’s disclosure controls and procedures as of a date within 90 days prior to the filing date of this report and have determined such controls and procedures to be reasonably designed to achieve the purposes described in Rule 30a-3(c) under the Investment Company Act of 1940.

(b)	The registrant’s certifying officers are not aware of any changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	The registrant’s code of ethics required by Item 2 – not required.

(a)(2)	Certifications required by Item 12(a)(2) are filed herewith.

(a)(3)	Written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 – not applicable.

(b)	Certifications required by Item 12(b) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AXA Premier VIP Trust

/s/ Steven M. Joenk
Steven M. Joenk
President and Chief Executive Officer
August 31, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Steven M. Joenk
Steven M. Joenk
Chief Executive Officer
August 31, 2005

/s/ Kenneth T. Kozlowski
Kenneth T. Kozlowski
Chief Financial Officer
August 31, 2005